                          --------------------------
                               The Brinson Funds


                              Brinson Global Fund
                          Brinson Global Equity Fund
                           Brinson Global Bond Fund

                              Semi-Annual Report

                               December 31, 1997

                                                                         [LOGO]

                     Global Institutional Asset Management
                          --------------------------

Trustees and Officers

-------------------------------------------------------------------------------
[LOGO]

Trustees

Walter E. Auch

Frank K. Reilly, CFA

Edward M. Roob


Officers

Frank K. Reilly, CFA
Chairman of the Board

E. Thomas McFarlan
President

Thomas J. Digenan, CFA, CPA
Vice President

Debra L. Nichols
Vice President

Carolyn M. Burke, CPA
Secretary and Treasurer

Catherine E. Macrae
Assistant Secretary


-------------------------------------------------------------------------------

The Funds' Advisor--Brinson Partners, Inc.

-------------------------------------------------------------------------------
[LOGO]

Brinson Partners is the global institutional asset management division of Swiss Bank Corporation (SBC) and manages assets of over $140 billion. We have $90 billion of discretionary institutional assets with active management mandates and we are the investment manager for SBC Private Banking mutual fund assets which total over $50 billion. In addition, we act as an investment advisor to SBC Private Banking. Our organization manages investment portfolios for corporations, public funds, endowments, foundations, central banks and other investors located throughout the world. We employ over 590 people in offices in Chicago, Basel, Frankfurt, Geneva, Hong Kong, London, Melbourne, New York, Paris, Singapore, Sydney, Tokyo and Zurich.

Brinson Partners, an established U.S.-based leader in the investment field located in Chicago, acts as the headquarters of our worldwide investment management process. Brinson Partners pioneered the movement to the active management of global portfolios in the early 1980s for U.S. clients. Private market and venture capital investing was established in the 1970s and today we represent a major worldwide presence in this asset class.

Investment performance for our clients is maximized within and across major asset classes through a comprehensive understanding of global investment markets and their interrelationships. Portfolio structure is tailored to specific client objectives and focused upon both risk and return considerations in the context of full investment cycles.

Our investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. Our independent team approach allows for rapid responses to market changes, while providing each client with the benefit of our best talent and the flexibility to customize portfolios to meet unique requirements.

-------------------------------------------------------------------------------
2

Table of Contents

--------------------------------------------------------------------------------
[LOGO]

Shareholder Letter..........................................................  4

Global Economic and Market Highlights.......................................  6

Global Fund.................................................................  7
    Schedule of Investments................................................. 11
    Financial Statements.................................................... 20
    Financial Highlights.................................................... 23

Global Equity Fund.......................................................... 26
    Schedule of Investments................................................. 30
    Financial Statements.................................................... 36
    Financial Highlights.................................................... 39

Global Bond Fund............................................................ 42
    Schedule of Investments................................................. 45
    Financial Statements.................................................... 49
    Financial Highlights.................................................... 52

The Brinson Funds--Notes to Financial Statements............................ 55

--------------------------------------------------------------------------------
                                                                               3

Shareholder Letter

--------------------------------------------------------------------------------
[LOGO]

February 20, 1998

Dear Shareholder:

We are very pleased to present the December 31, 1997 Semi-Annual Report for the Global Fund, Global Equity Fund and Global Bond Fund. Within this Report, we will focus on the current global economic outlook as well as our current strategies and performance updates for the three Global Funds.

Swiss Bank Corporation announced on December 8, 1997, their intention to merge with Union Bank of Switzerland into a single global financial institution. As part of this merger, Brinson Partners and UBS Asset Management will be combined into Brinson. Brinson will be the Institutional Asset Management Division of the new organization with assets under management in excess of $340 billion and will provide investment advisory services for the Private Banking Division with assets over $400 billion. The Consumer & Corporate Banking Division and Brinson combined will manage assets in excess of $940 billion.

We are excited about the formation of Brinson and the additional resources we will bring together to further the tradition of delivering value-added investment performance and the highest level of professional client service.

The Brinson Global Fund, the Brinson Global Equity Fund and the Brinson Global Bond Fund are all actively managed Funds that provide integrated asset management across and within security markets. The investment process is strategic in nature and is driven by deviations of market price from fundamental value. This philosophy offers the greatest potential for achieving enhanced, long-term returns while controlling risk.

Brinson Global Fund

Since its inception on August 31, 1992, the Brinson Global Fund has produced an annualized total return of 11.30% compared to the return of 13.13% of its benchmark, the Global Securities Markets Mutual Fund Index (GSMI). The Brinson Global Fund achieved this performance with a volatility of 5.37%, below the benchmark volatility of 6.87%.

--------------------------------------------------------------------------------
4

Shareholder Letter

--------------------------------------------------------------------------------
[LOGO]

Brinson Global Equity Fund

The Brinson Global Equity Fund has provided an annualized return of 11.17% since its performance inception on January 31, 1994. This is compared to a 12.48% return for the benchmark, the MSCI World Equity (Free) Index. This performance was achieved with volatility of 8.76%, below the benchmark volatility of 10.41%.

Brinson Global Bond Fund

The Brinson Global Bond Fund has provided an annualized return of 6.84% since its performance inception on July 31, 1993. Over the same period, the return of the Fund's benchmark, the Salomon World Government Bond Index, was 6.46%. This performance was achieved with volatility of 4.20%, below the 5.35% volatility of the benchmark.

Each of our Funds employs the same value-oriented investment philosophy applied across the global spectrum. Each Fund also uses the resources of our entire worldwide research team. All of our analysts apply the same value philosophy to their work. Investment performance for our clients is maximized within and across major asset classes through a comprehensive understanding of global investment markets and their interrelationships. Portfolio structure is focused upon both risk and return considerations in the context of full investment cycles.

Our investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. Our independent team approach allows for rapid responses to market changes, while providing each client with the benefit of our best talent. The Report that follows highlights the investment characteristics of the respective Funds.

We very much appreciate your continued trust and the confidence you have placed in The Brinson Funds.

Sincerely,

/S/ Gary P. Brinson

Gary P. Brinson, CFA
President and Chief Investment Officer
Brinson Partners, Inc.

--------------------------------------------------------------------------------
                                                                               5

 Global Economic and Market Highlights

--------------------------------------------------------------------------------

While financial markets seem to be signaling that the worst of the crisis in Asia has passed, those economies still have substantial problems to overcome before they are recovered. Substantial amounts of foreign currency borrowing will require rescheduling or forgiveness, and excess capacity will need to be worked off. The Japanese, as particularly important lenders to these Asian borrowers, will remain vulnerable.

The adverse impact on the U.S. from the Asian crisis is likely to remain relatively limited. Because non-Japan Asia represents a small portion of U.S. trade, direct effects, such as a drop in real growth due to a collapse in exports, are not expected to be sizable. The economy remains strong, as evidenced by fourth quarter and full-year annualized real GDP growth of 4.3% and 3.8%, respectively.

Continental European economies continue to benefit from weaker currencies although the expansions have not been terribly strong. While output growth is moderate, there has been no discernible improvement in the high unemployment rates. Sterling remains strong on concerns of a weak euro and hikes in short-term rates by the Bank of England.

  Global Environment


                                               6 months    1 year    3 years    5 years     8/31/92*
Major Markets                                   ended      ended      ended      ended        to
Total Return in U.S. Dollars                   12/31/97   12/31/97   12/31/97   12/31/97   12/31/97
----------------------------------------------------------------------------------------------------
U.S. Equity                                      11.60%     31.29%     29.49%     19.28%     19.81%
Non-U.S. Equities (currency unhedged)            -8.22       2.07       6.90      11.67       9.68
Non-U.S. Equities (currency hedged)              -1.40      16.12      14.32      13.22      13.15
U.S. Bonds                                        6.37       9.62      10.43       7.54       7.34
Non-U.S. Bonds (currency unhedged)               -1.18      -4.26       6.01       7.77       6.09
Non-U.S. Bonds (currency hedged)                  6.12      11.07      13.57       9.78      10.03
U.S. Cash Equivalents                             2.60       5.18       5.30       4.54       4.44
----------------------------------------------------------------------------------------------------

                                               6 months    1 year    3 years    5 years     8/31/92*
Major Currencies                                ended      ended      ended      ended        to
Percent Change Relative to U.S. Dollars        12/31/97   12/31/97   12/31/97   12/31/97   12/31/97
----------------------------------------------------------------------------------------------------
Yen                                             -11.99%    -10.73%     -8.45%     -0.81%     -1.00%
Pound                                            -1.14      -3.85       1.69       1.68      -3.43
Deutschemark                                     -3.08     -14.29      -4.83      -2.07      -4.49
Canadian Dollar                                  -3.60      -4.22      -0.66      -2.34      -3.30
----------------------------------------------------------------------------------------------------
* Inception date of the Brinson Global Fund

All total returns in excess of 1 year are average annualized returns.

 Global Fund

--------------------------------------------------------------------------------

The Global Fund is diversified across the equity and fixed income markets of the U.S. and a broad range of other countries. The Fund is actively managed within an asset allocation framework, involving value-based market, currency and individual security selection. Our senior asset allocation, equity and fixed income professionals form the investment team for the Fund, supported by a globally integrated market analysis system. Security selection within each market is based on the fundamental research of our analytical teams in our offices worldwide.

The Brinson Global Fund has provided an annualized return of 11.30% since its inception on August 31, 1992, while its benchmark, the GSMI Mutual Fund Index returned 13.13%. The Fund performance over this period was achieved with an annualized volatility of 5.37%, below the benchmark volatility of 6.87%. For the year ended December 31, 1997, the Fund returned 11.00%, underperforming the benchmark return of 14.30%. Contributing positively to performance was security selection in the Japanese equity market and the emerging debt and equity markets. Currency risk hedge was a substantial contributor to added value in 1997. The primary negative contributor was the underweight in most equity markets and the overweight in bonds.

Bond returns were the highest in Australia, Italy and the U.K. The U.S. bond market return of 9.62% was in the middle of the pack. The peripheral European bond markets performed well, as spreads over German yields declined substantially due to the market's anticipation of a single currency.

The U.S. equity market return of about 30% was outdone by many of the European markets which were driven by a combination of lower interest rates and the anticipation of a profits recovery. Southeast Asian equity markets stood in stark contrast with local currency losses ranging from 10% to 60% for the year.

The emerging debt and equity markets failed to produce the spectacular gains of prior years. Emerging debt posted a total return of 13.02% while emerging equity declined by 14.84%. Returns in the high yield bond market, at about 12.63%, not surprisingly fell between equity and bond returns.

Currency risk hedges were beneficial during the year, as the overpriced Japanese yen depreciated against the U.S. dollar. The risk hedges also benefited from interest rates in the U.S. exceeding rates in the overpriced currencies.

Asset allocation strategy continues to underweight equity markets, as prices remain in excess of fundamental values. Bond markets, apart from Japan, remain overweight as they provide the most attractive relative value. Emerging market debt is also overweight, with a small overweight in emerging market equity and a small underweight in high yield bonds. Exchange rate changes during the year have reduced the magnitude of overpricing and led to reductions in many of the risk hedges.

 Global Fund

--------------------------------------------------------------------------------
 Total Return


                          6 months    1 year    3 years    5 years     8/31/92*
                           ended      ended      ended      ended        to
                          12/31/97   12/31/97   12/31/97   12/31/97   12/31/97
--------------------------------------------------------------------------------
Brinson Global Fund          1.95%      11.00%     16.26%     11.38%     11.30%
GSMI Mutual Fund Index**     3.26       14.30      17.28      13.37      13.13
--------------------------------------------------------------------------------

*Inception date of the Brinson Global Fund.

**An un-managed index compiled by the Advisor, constructed as follows: 40%
  Wilshire 5000 Index; 22% MSCI Non-U.S. Equity (Free) Index; 19% Salomon BIG Bond Index; 2% International Dollar Bond Index; 9% Salomon Non-U.S. Government Bond Index (unhedged); 2% JP Morgan EMBI+; 3% IFC Investable Index; and 3% High Yield Bond Index.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns.

  Illustration of an Assumed Investment of $1,000,000


This chart shows the growth in the value of an investment in the Brinson Global Fund and the GSMI Mutual Fund Index if you had invested $1,000,000 on August 31, 1992, and had reinvested all your income dividends and capital gain distributions through December 31, 1997. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.


Brinson Global Fund
vs. GSMI Mutual Fund Index
Wealth Value with Dividends Reinvested

[GRAPH CHART APPEARS HERE]


Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

Global Fund

--------------------------------------------------------------------------------

Asset Allocation

As of December 31, 1997 (Unaudited)

                                                           Current
                                              Benchmark    Strategy
-----------------------------------------------------------------------
U.S. Equity                                    40.0%        23.0%
Non-U.S. Equities                              22.0         17.0
  Japan Equities                                      5.3          2.3
  Other Equities                                     16.7         14.7
Emerging Markets Equities                       3.0          4.0
Dollar Bonds                                   21.0         30.5
  U.S. Bonds                                         19.0         26.5
  International $ Bonds                               2.0          4.0
High Yield Bonds                                3.0          2.5
Non-U.S. Bonds                                  9.0         18.0
  Japan Bonds                                         2.5          0.0
  Other Bonds                                         6.5         18.0
Emerging Markets Debt                           2.0          5.0
Cash Equivalents                                0.0          0.0
-----------------------------------------------------------------------
                                              100.0%       100.0%

Top Ten U.S. Equity Holdings

As of December 31, 1997 (Unaudited)

                                                          Percent of
                                                          Net Assets
--------------------------------------------------------------------
 1. Lockheed Martin Corp.                                   1.09%
 2. Xerox Corp.                                             1.05
 3. Philip Morris Companies, Inc.                           1.00
 4. CIGNA Corp.                                             0.89
 5. Aon Corp.                                               0.88
 6. Schering Plough Corp.                                   0.78
 7. Burlington Northern Santa Fe Corp.                      0.76
 8. Federal Express Corp.                                   0.74
 9. Goodyear Tire & Rubber Co.                              0.72
10. Automatic Data Processing, Inc.                         0.63
--------------------------------------------------------------------

Currency Allocation

As of December 31, 1997 (Unaudited)

                                                           Current
                                              Benchmark    Strategy
-----------------------------------------------------------------------
U.S.                                           66.0%        72.2%
Japan                                           7.8          3.8
U.K.                                            5.4          2.2
Continental Europe                             14.6         14.6
Canada                                          1.5          1.5
Emerging Markets                                3.0          4.0
Other                                           1.7          1.7
-----------------------------------------------------------------------
                                              100.0%       100.0%

Top Ten Non-U.S. Equity Holdings

As of December 31, 1997 (Unaudited)

                                                          Percent of
                                                          Net Assets
--------------------------------------------------------------------
 1. Glaxo Wellcome PLC                                      0.30%
 2. Royal Dutch Petroleum Co.                               0.25
 3. Telecom Corp. of New Zealand Ltd.                       0.24
 4. Lloyds TSB Group PLC                                    0.23
 5. Novartis AG(Reg.)                                       0.22
 6. B.A.T. Industries PLC                                   0.22
 7. Allianz AG                                              0.19
 8. British Petroleum Co. PLC                               0.19
 9. British Telecommunications PLC                          0.17
10. Roche Holding AG (Gen.)                                 0.15
--------------------------------------------------------------------

Global Fund

--------------------------------------

 Industry Diversification

As a Percentage of Net Assets
As of December 31, 1997 (Unaudited)
--------------------------------------

U.S. EQUITIES
Energy........................   1.04%
                               ------
Capital Investment
 Capital Goods................   1.82
 Technology...................   2.22
                               ------
                                 4.04
                               ------
Basic Industries
 Chemicals....................   0.54
 Housing/Paper................   1.31
 Metals.......................   0.23
                               ------
                                 2.08
                               ------
Consumer
 Non-Durables.................   2.50
 Retail/Apparel...............   1.32
 Autos/Durables...............   1.01
 Discretionary................   0.94
 Health: Drugs................   2.09
 Health: Non-Drugs............   1.10
                               ------
                                 8.96
                               ------
Financial
 Banks........................   2.03
 Non-Banks....................   1.80
                               ------
                                 3.83
                               ------
Utilities
 Electric.....................   1.59
 Telephone....................   0.28
                               ------
                                 1.87
                               ------

Transportation................   1.59
Services/Misc.................   2.43
Post Venture..................   1.30
                               ------
    Total U.S. Equities.......  27.14*
                               ------

NON-U.S. EQUITIES
Aerospace & Military..........   0.03%
Airlines......................   0.06
Appliances & Household........   0.33
Automobiles...................   0.53
Banking.......................   2.04
Beverages & Tobacco...........   0.44
Broadcasting & Publishing.....   0.35
Building Materials............   0.22
Business & Public Service.....   0.62
Chemicals.....................   0.49
Construction..................   0.15
Data Processing...............   0.15
Electric Components...........   0.26
Electronics...................   0.59
Energy........................   1.35
Financial Services............   0.35
Food & House Products.........   0.61
Forest Products...............   0.23
Gold Mining...................   0.01
Health; Drugs.................   0.29
Health; Non-Drugs.............   0.91
Industrial Components.........   0.26
Insurance.....................   1.08
Leisure & Tourism.............   0.13
Machinery & Engineering.......   0.05
Merchandising.................   0.82
Metals--Steel.................   0.25
Miscellaneous Materials.......   0.06
Miscellaneous Services........   0.02
Multi-Industry................   0.88
Non-Ferrous Metals............   0.32
Real Estate...................   0.15
Recreation....................   0.08
Retail/Apparel................   0.09
Shipping......................   0.01
Telecommunications............   1.43
Textiles & Apparel............   0.03
Transportation................   0.18
Utilities.....................   0.85
Wholesale & International
 Trade........................   0.09
                               ------
    Total Non-U.S. Equities...  16.79
                               ------

EMERGING MARKETS EQUITIES.....   3.37
                               ------

U.S. BONDS
Corporate Bonds
 Asset-Backed.................   2.04
 CMO..........................   0.64
 Consumer.....................   1.52
 Financial....................   3.03
 Industrial...................   0.03
 Transportation...............   0.67
                               ------
                                 7.93
                               ------

U.S. Government Agencies......   7.33
U.S. Government Obligations...   5.13
International Dollar Bonds....   4.10
                               ------
    Total U.S. Bonds..........  24.49*
                               ------

HIGH YIELD BONDS..............   2.64
                               ------

NON-U.S.BONDS
 Foreign Financial Bonds......   0.56
 Foreign Government Bonds.....  15.87
                               ------
    Total Non-U.S.Bonds.......  16.43
                               ------

EMERGING MARKETS DEBT.........   5.24
                               ------
SHORT-TERM INVESTMENTS........  16.74*
                               ------
    TOTAL INVESTMENTS......... 112.84
LIABILITIES, LESS CASH
 AND OTHER ASSETS............. (12.84)
                               ------
NET ASSETS.................... 100.00%
                               ======

* The Fund held a long position in U.S. Treasury futures on December 31, 1997 which increased U.S. bond exposure from 24.49% to 28.17%. The Fund held a short position in stock index futures on December 31, 1997 which reduced U.S. equity exposure from 27.14% to 23.09%. These adjustments result in a net increase in the Fund's exposure to Short-Term Investments from 16.74% to 17.11%.

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                         SHARES       VALUE
                                                      ------------ ------------
Equities -- 47.30%
U.S. EQUITIES -- 27.14%
Allergan, Inc........................................       52,400 $  1,758,675
Alza Corp. (b).......................................       51,100    1,625,619
American Home Products Corp..........................       40,900    3,128,850
Aon Corp.............................................       97,899    5,739,300
Automatic Data Processing, Inc.......................       67,000    4,112,125
Baxter International, Inc............................       66,100    3,333,919
Beckman Instruments, Inc.............................       20,800      832,000
Biogen, Inc. (b).....................................       20,000      727,500
Birmingham Steel Corp................................       20,500      322,875
Boston Technology, Inc. (b)..........................       20,400      512,550
Briggs & Stratton Corp...............................        3,500      169,969
Brinson Post-Venture Fund (b)........................      423,765    8,502,119
Burlington Northern Santa Fe Corp....................       53,700    4,990,744
Champion Enterprises, Inc. (b).......................       33,100      680,619
Champion International Corp..........................        2,700      122,344
Chase Manhattan Corp.................................       27,400    3,000,300
CIGNA Corp...........................................       33,400    5,780,287
Circuit City Stores-Circuit City Group...............       75,500    2,684,969
Citicorp.............................................       24,800    3,135,650
CMS Energy Corp......................................       65,900    2,903,719
Comerica, Inc........................................       14,000    1,263,500
Commscope, Inc. (b)..................................       38,833      521,818
Comverse Technology, Inc. (b)........................       10,100      393,900
Corning, Inc.........................................      110,200    4,091,175
Covance, Inc. (b)....................................       25,672      510,231
CPC International, Inc...............................       22,400    2,419,200
Crown Cork & Seal Co., Inc...........................       24,300    1,218,037
CVS Corp.............................................       32,400    2,075,625
Dial Corp............................................       26,400      549,450
Eastman Chemical Co..................................       28,200    1,679,662
Echlin, Inc..........................................       14,300      517,481
EMC Corp. (b)........................................      146,100    4,008,619
Enron Corp...........................................       68,500    2,847,031
Entergy Corp.........................................      133,400    3,993,662
Federal Express Corp. (b)............................       79,300    4,842,256
First American Corp. of Tennessee....................       13,400      666,650
First Data Corp......................................      123,530    3,613,252
First Security Corp..................................       16,850      705,594
FirstEnergy Corp.....................................       40,005    1,160,145
Fleetwood Enterprises, Inc...........................       15,300      649,294
Food Lion, Inc. Class A..............................      108,700      917,156
Forest Laboratories, Inc. (b)........................       23,500    1,158,844
Fort James Corp......................................       59,700    2,283,525
Gannett Co., Inc.....................................       50,700    3,133,894
General Semiconductor, Inc. (b)......................       26,450      305,828
Genzyme Corp.........................................       20,600      571,650
Geon Co..............................................       14,100      329,587
Goodyear Tire & Rubber Co............................       73,400    4,670,075
Harnischfeger Industries, Inc........................       38,800    1,370,125
Health Care and Retirement Corp. (b).................       25,600    1,030,400
Hibernia Corp........................................       28,400      534,275
Informix Corp. (b)...................................       26,800      127,300
Interpublic Group of Companies, Inc..................       33,350    1,661,247
Kimberly Clark Corp..................................       60,900    3,003,131
Lear Corp. (b).......................................       22,000    1,045,000

                                                         SHARES       VALUE
                                                      ------------ ------------
Lockheed Martin Corp.................................       72,523 $  7,143,515
Lyondell Petrochemical Co............................       55,800    1,478,700
Manor Care, Inc......................................       38,198    1,336,930
Martin Marietta Materials, Inc.......................       15,000      548,437
Masco Corp...........................................       59,600    3,032,150
Nabisco Holdings Corp................................       52,000    2,518,750
National Service Industries, Inc.....................       10,000      495,625
Nextel Communications, Inc. (b)......................       69,800    1,814,800
NextLevel Systems, Inc. (b)..........................      116,500    2,082,437
Old Republic International Corp......................        9,596      356,851
Peco Energy Co.......................................      152,500    3,698,125
Pentair, Inc.........................................       27,096      973,762
Pharmacia & UpJohn, Inc..............................       27,600    1,010,850
Philip Morris Companies, Inc.........................      144,200    6,534,062
Raytheon Co., Class B................................       60,500    3,055,250
Regions Financial Corp...............................       13,100      552,656
Reynolds & Reynolds Co...............................       49,800      918,188
Schering Plough Corp.................................       81,500    5,063,188
Seagate Technology, Inc. (b).........................       45,600      877,800
Sears, Roebuck and Co................................        5,700      257,925
Timken Co............................................       14,400      495,000
Tyson Foods, Inc., Class A...........................      103,998    2,131,959
Ultramar Diamond Shamrock Corp.......................       58,108    1,852,193
US Bancorp...........................................       34,960    3,913,335
Vencor, Inc. (b).....................................       52,200    1,275,638
Viad Corp............................................       50,100      967,556
Westvaco Corp........................................       12,198      383,475
Witco Corp...........................................        8,300      338,744
Xerox Corp...........................................       93,000    6,864,563
York International Corp..............................       31,800    1,258,088
                                                                   ------------
Total U.S. Equities .................................               177,163,304
                                                                   ------------
NON-U.S. EQUITIES -- 16.79%
AUSTRALIA -- 0.84%
Amcor Ltd............................................       23,770      104,548
Boral Ltd............................................       69,240      175,053
Brambles Industries Ltd..............................       12,590      249,801
Broken Hill Proprietary Co., Ltd.....................       84,200      781,824
Coca-Cola Amatil Ltd.................................       14,270      106,615
CSR Ltd..............................................       42,930      145,461
David Jones Ltd......................................      182,010      205,174
Lend Lease Corp., Ltd................................       11,596      226,679
Mayne Nickless Ltd...................................       20,000      105,690
M.I.M. Holdings Ltd..................................       88,056       53,935
National Australia Bank Ltd..........................       58,467      816,423
News Corp. Ltd.......................................      122,030      673,492
News Corp. Ltd., Preferred...........................       27,886      137,987
Pacific Dunlop Ltd...................................       85,210      180,450
Rio Tinto Ltd........................................       31,145      363,326
Qantas Airways Ltd...................................       81,435      144,120
Santos Ltd...........................................       16,610       68,402
Telstra Corp., Ltd. (b)..............................       33,000       69,669
Westpac Banking Corp., Ltd...........................       93,408      597,449
WMC Ltd..............................................       52,840      184,204
Woolworth's Ltd......................................       30,790      102,922
                                                                   ------------
                                                                      5,493,224
                                                                   ------------

--------------------------------------------------------------------------------

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                       SHARES        VALUE
                                                    ------------ -------------
BELGIUM -- 0.66%
Delhaize-Le Lion S.A...............................        8,420  $    427,238
Electrabel S.A.....................................        3,330       770,238
Fortis AG..........................................          216            29
Fortis AG Strip (b)................................        2,943       614,002
Generale de Banque S.A.............................          770       335,113
Groupe Bruxelles Lambert S.A.......................        1,670       241,591
Kredietbank NV.....................................          800       335,754
Kredietbank VVPR...................................           25        10,492
Petrofina S.A......................................        1,525       562,856
Societe Generale de Belgique.......................        2,433       222,609
Solvay S.A., Class A...............................        4,890       307,514
Tractebel..........................................        3,875       337,811
Tractebel Warrants "99" (b)........................          605         1,551
Union Miniere Group S.A. (b).......................        2,255       156,416
                                                                  ------------
                                                                     4,323,214
                                                                  ------------
CANADA -- 0.59%
Agrium, Inc........................................        9,500       115,506
Alcan Aluminum Ltd.................................        7,250       199,602
Bank of Montreal...................................        5,290       234,170
Barrick Gold Corp..................................        4,200        78,213
Canadian National Railway Co.......................        5,150       242,188
Canadian Pacific Ltd...............................       15,650       421,022
Hudson's Bay Co....................................        6,400       142,436
Imasco, Ltd........................................        3,000       105,863
Imperial Oil Ltd...................................        5,720       367,717
Magna International Inc., Class A..................        1,800       112,696
Moore Corp., Ltd...................................        5,800        87,136
Newbridge Networks Corp. (b).......................        2,200        76,941
Noranda, Inc.......................................        7,440       127,890
Northern Telecom Ltd...............................        1,290       114,614
NOVA Corp..........................................       19,520       185,502
Potash Corporation of Saskatchewan, Inc............        2,200       183,013
Royal Bank of Canada...............................        6,250       330,166
Seagram Co., Ltd...................................        4,290       138,643
TELUS Corp.........................................       10,300       228,153
TransCanada Pipelines Ltd..........................       10,020       223,351
Westcoast Energy, Inc..............................        5,000       115,296
                                                                  ------------
                                                                     3,830,118
                                                                  ------------
FINLAND -- 0.13%
Cultor Oyj.........................................        1,200        65,226
Merita Ltd., Class A...............................       19,550       106,982
Metsa Serla Oyj, Class B...........................        5,000        39,022
Nokia Oyj, Class A Preferred.......................        5,250       373,092
Outokumpu Oyj, Class A.............................        4,480        54,707
Pohjola Insurance Group, Class B...................          350        12,983
Sampo Insurance Co., Ltd., Series A................        1,520        50,241
The Rauma Group....................................          200         3,122
UPM-Kymmene Corp...................................        6,870       137,508
                                                                  ------------
                                                                       842,883
                                                                  ------------

                                                       SHARES        VALUE
                                                    ------------ -------------
FRANCE -- 0.93%
Accor S.A..........................................        1,092  $    203,116
Alcatel Alsthom....................................        1,932       245,675
AXA-UAP............................................        4,058       314,131
AXA-UAP Rights (b).................................        4,328         4,245
Banque Nationale de Paris..........................        4,620       245,668
Cie Bancaire S.A...................................          331        53,644
Cie de Saint Gobain................................        2,267       322,188
Cie Financiere de Paribas..........................        2,500       217,337
Cie Generale des Eaux..............................        2,444       341,250
Cie Generale des Eaux Warrants "01" (b)............        4,224         2,872
Dexia France.......................................        1,899       220,014
Elf Aquitaine S.A..................................        3,194       371,642
France Telecom S.A. (b)............................        9,400       341,094
Groupe Danone......................................          800       142,952
Lafarge S.A........................................        1,880       123,406
Lagardere S.C.A....................................        6,600       218,318
Lyonnaise des Eaux S.A.............................        2,771       306,814
Michelin, Class B..................................        4,449       224,077
Pechiney S.A., Class A.............................        4,884       192,892
Peugeot S.A........................................        2,480       312,886
Pinault-Printemps-Redoute S.A......................          350       186,810
Rhone-Poulenc, Class A.............................        6,944       311,187
SEITA..............................................        6,810       244,508
Societe Generale...................................        2,295       312,816
Thomson CSF........................................        6,900       217,575
Total S.A., Class B................................        2,886       314,217
Usinor Sacilor.....................................        5,980        86,380
                                                                  ------------
                                                                     6,077,714
                                                                  ------------
GERMANY -- 1.81%
Allianz AG Holding.................................        4,810     1,241,221
BASF AG............................................        7,530       268,854
Bayer AG...........................................       16,990       630,712
Bayerische Motoren Werke AG........................          590       441,327
Commerzbank AG.....................................       14,340       558,256
Continental AG.....................................       14,400       324,342
Daimler-Benz AG....................................        6,750       476,753
Deutsche Bank AG...................................       13,611       952,263
Deutsche Telekom AG................................       51,930       961,720
Henkel KGaA-Vorzug AG, Preferred...................        5,290       330,974
Hochtief AG........................................        3,500       144,041
Hoechst AG.........................................        5,910       204,768
M.A.N. AG..........................................          750       216,687
Mannesmann AG......................................          897       450,471
Metro AG...........................................        9,608       340,910
Muenchener Rueckver AG.............................        2,410       916,768
Muenchener Rueckver AG Warrants "98" (b)...........            2         1,212
Preussag AG........................................        1,322       406,577
RWE AG.............................................        9,820       527,017
Schering AG........................................        5,405       521,533
Siemens AG.........................................       10,700       645,654
Veba AG............................................       11,339       772,497
Volkswagen AG......................................          860       480,674
                                                                  ------------
                                                                    11,815,231
                                                                  ------------

--------------------------------------------------------------------------------
12

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                       SHARES        VALUE
                                                    ------------  ------------
HONG KONG -- 0.18%
Cheung Kong Holdings Ltd...........................       38,000  $    248,887
China Light & Power Co., Ltd.......................       18,500       102,665
Citic Pacific Ltd..................................       17,000        67,574
Hang Seng Bank Ltd.................................        9,700        93,576
Hong Kong and China Gas Co., Ltd...................       79,000       152,933
Hong Kong Telecommunications Ltd...................       81,000       166,736
Hutchison Whampoa Ltd..............................       26,000       163,077
Sun Hung Kai Properties Ltd........................       15,000       104,536
Swire Pacific Ltd., Class A........................       11,500        63,077
                                                                  ------------
                                                                     1,163,061
                                                                  ------------
ITALY -- 0.82%
Aeroporti Di Roma Spa (b)..........................        3,000         31,136
Assicurazioni Generali.............................       21,380        525,416
Banca Commerciale Italiana.........................       55,000        191,312
Credito Italiano Spa...............................       97,000        299,276
Danieli & Co. Savings (Risp).......................       43,000        154,679
Edison Spa.........................................       22,200        134,351
ENI ADR (c)........................................        7,600        433,675
ENI Spa............................................       76,000        431,142
Fiat Spa-Priv Preferred............................      185,600        283,431
INA-Istituto Nazionale delle Assicurazioni.........       87,000        176,406
Instituto Mobiliare Italiano Spa...................       28,800        342,072
Italgas Spa........................................       35,800        147,813
La Rinascente Spa..................................       32,040        239,206
La Rinascente Spa RNC..............................       27,200        101,536
La Rinascente Spa Warrants "99" (b)................        1,400          1,694
Mediobanca Spa.....................................       11,000         86,417
Montedison Spa.....................................      331,700        298,109
SAI-Savings (Risp).................................       24,500        108,085
Telecom Italia Mobile Spa..........................       60,000        277,085
Telecom Italia Mobile Spa RNC......................      161,500        459,458
Telecom Italia Spa.................................       26,666        170,428
Telecom Italia Spa RNC.............................      110,081        485,638
                                                                  ------------
                                                                      5,378,365
                                                                  ------------
JAPAN -- 2.73%
Amada Co., Ltd.....................................       40,000        149,202
Asahi Glass Co., Ltd...............................       22,000        104,903
Bank of Tokyo-Mitsubishi, Ltd......................       32,000        442,992
Canon, Inc.........................................       30,000        701,404
Canon Sales Co., Inc...............................       12,000        137,512
Citizen Watch Co., Ltd.............................       34,000        228,802
Dai Nippon Printing Co., Ltd.......................       36,000        678,331
Daiichi Pharmaceutical Co., Ltd....................       30,000        339,166
Daikin Industries Ltd..............................       36,000        136,220
Daiwa House Industry Co., Ltd......................       18,000         95,520
Fanuc..............................................       15,900        604,084
Fujitsu............................................       24,000        258,412
Hitachi Ltd........................................       75,000        536,435
Honda Motor Co.....................................       10,000        368,391
Hoya Corp..........................................        4,000        126,130
Inax...............................................       26,000         75,785
Ito Yokado Co., Ltd................................       15,000        767,160
Kaneka Corp........................................       36,000        163,076

                                                          SHARES       VALUE
                                                       ------------ ------------
Keio Teito Electric Railway............................      41,000 $   157,347
Kinki Nippon Railway...................................      45,000     241,223
Kirin Brewery Co., Ltd.................................      43,000     314,170
Kokuyo.................................................      11,000     190,348
Kuraray Co., Ltd.......................................      46,000     382,080
Kyocera Corp...........................................       4,000     182,119
Marui Co., Ltd.........................................      20,000     312,248
Matsushita Electric Industrial Co......................      57,000     837,301
Mitsubishi Paper Mills.................................      39,000      54,889
NGK Insulators.........................................      64,000     570,967
Nintendo Co., Ltd......................................       2,900     285,484
Nippon Denso Co., Ltd..................................      19,000     343,396
Nippon Meat Packers, Inc...............................      25,000     342,242
Nippon Steel Co........................................      27,000      40,077
Okumura................................................      37,000      88,214
Osaka Gas Co...........................................      69,000     158,139
Sankyo Co., Ltd........................................      29,000     657,950
Secom Co., Ltd.........................................      10,000     641,415
Seino Transportation...................................      25,000     125,168
Sekisui House Ltd......................................      56,000     361,346
Shinmaywa Industries Ltd...............................      13,000      31,994
Sony Corp..............................................       9,200     820,765
Sumitomo Bank..........................................      41,000     469,833
Sumitomo Chemical Co...................................      36,000      83,061
Sumitomo Electric Industries...........................      32,000     438,070
Takeda Chemical Industries.............................      22,000     629,417
TDK Corp...............................................       7,000     529,744
Tokio Marine & Fire Insurance Co.......................      36,000     409,767
Tokyo Electric Power...................................       9,900     181,211
Tokyo Steel Mfg........................................      19,000      64,441
Tonen Corp.............................................      26,000     140,773
Toray Industries, Inc..................................     132,000     593,886
Toshiba Corp...........................................      93,000     388,379
Toyo Suisan Kaisha.....................................      22,000     152,955
Toyota Motor Corp......................................      19,000     546,510
Yamazaki Baking Co., Ltd...............................      17,000     166,045
                                                                    -----------
                                                                     17,846,499
                                                                    -----------
MALAYSIA -- 0.25%
Hume Industries (Malaysia) Bhd.........................      35,000      36,686
Kuala Lumpur Kepong Bhd................................      90,500     194,136
Land & General Holdings Bhd............................      73,000      13,503
Malayan Banking Bhd....................................      39,000     113,218
Malaysia International Shipping Bhd (Frgn.)............      32,000      46,859
Nestle (Malaysia) Bhd..................................      22,000     101,734
New Straits Times Press Bhd............................      33,000      40,863
Perusahaan Otomobil Nasional Bhd.......................      22,000      21,477
Petronas Gas Bhd.......................................      26,000      59,114
Public Bank Bhd........................................      27,600       8,580
Public Bank Bhd (Frgn.)................................      78,000      26,852
Public Bank Bhd Rights (b).............................       4,600         248
Public Bank Bhd Rights (Frgn.) (b).....................      13,000         668
Resorts World Bhd......................................      30,000      50,482
Rothmans of Pall Mall Bhd..............................      24,000     186,513
Sime Darby Bhd.........................................     127,000     122,024
Telekom Malaysia Bhd...................................      93,000     274,759
Tenaga Nasional Bhd....................................     110,000     234,554

--------------------------------------------------------------------------------

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                             SHARES    VALUE
                                                            ------- -----------
UMW Holdings Bhd...........................................  15,000 $    11,368
United Engineers Bhd.......................................  33,000      27,468
YTL Corp. Bhd..............................................  42,000      56,647
YTL Power International Bhd (b)............................   1,400       1,075
                                                                    -----------
                                                                      1,628,828
                                                                    -----------
NETHERLANDS -- 0.81%
ABN AMRO Holdings NV.......................................  22,202     432,585
Akzo Nobel NV..............................................     760     131,059
Elsevier NV................................................  26,480     428,424
Heineken NV................................................   1,850     322,128
Hoogovens NV...............................................   2,360      96,737
ING Groep NV...............................................  12,962     546,024
KLM Royal Dutch Air Lines NV...............................   3,492     129,187
KPN NV.....................................................  13,020     543,329
Philips Electronics NV.....................................   6,850     410,872
Royal Dutch Petroleum Co...................................  29,420   1,615,176
Royal Dutch Petroleum Co., NY Shares (c)...................     700      37,931
Unilever NV................................................   9,600     591,920
                                                                    -----------
                                                                      5,285,372
                                                                    -----------
NEW ZEALAND -- 0.57%
Brierley Investments Ltd................................... 756,530     540,360
Carter Holt Harvey Ltd..................................... 261,110     403,326
Fletcher Challenge Building................................  86,775     177,374
Fletcher Challenge Energy..................................  95,405     334,072
Fletcher Challenge Forests Ltd............................. 185,585     154,110
Fletcher Challenge Paper................................... 171,640     224,260
Lion Nathan Ltd............................................  64,000     143,456
Telecom Corp. of New Zealand Ltd........................... 326,830   1,584,748
Telecom Corp. of New Zealand Ltd. ADS (c)..................   3,800     147,250
                                                                    -----------
                                                                      3,708,956
                                                                    -----------
SINGAPORE -- 0.35%
City Developments Ltd......................................  31,000     143,501
DBS Land Ltd...............................................  58,000      88,807
Development Bank of Singapore Ltd..........................  28,000     239,288
Elec & Eltek International Co., Ltd........................  12,100      55,418
Fraser & Neave Ltd.........................................  12,000      51,988
Hotel Properties Ltd....................................... 102,000      66,588
Keppel Corp., Ltd..........................................  33,000      94,789
Keppel Land Ltd............................................  35,000      48,190
NatSteel Ltd...............................................  25,000      33,828
Oversea-Chinese Banking Corp., Ltd.........................  43,000     250,089
Singapore Airlines Ltd. (Frgn.)............................  50,000     326,410
Singapore Press Holdings Ltd. (Frgn.)......................  11,000     137,745
Singapore Telecommunications, Ltd.......................... 221,000     411,834
United Overseas Bank Ltd. (Frgn.)..........................  48,000     266,350
Venture Manufacturing (Singapore) Ltd......................  20,000      55,786
Wing Tai Holdings Ltd......................................  38,000      44,427
                                                                    -----------
                                                                      2,315,038
                                                                    -----------
SPAIN -- 0.50%
Acerinox S.A...............................................     370      54,789
Banco Bilbao-Vizcaya S.A...................................  11,720     379,081

                                                              SHARES    VALUE
                                                             ------- -----------
Banco Central Hispanoamericano..............................   9,840 $   239,512
Banco Popular Espanol S.A...................................   3,200     223,593
Banco Santander S.A.........................................   9,480     316,580
Empresa National de Electridad S.A..........................  21,640     384,045
Fomento de Contrucciones y Contratas S.A....................   4,400     167,432
Gas Natural SDG S.A.........................................   4,140     214,578
Iberdrola S.A...............................................  22,910     301,368
Mapfre Corp.................................................   3,860     102,312
Repsol S.A..................................................   5,110     217,918
Repsol S.A. ADR (c).........................................   1,000      42,563
Tabacalera S.A..............................................     500      40,513
Telefonica de Espana........................................  13,640     389,280
Vallehermoso S.A............................................   3,470     106,317
Viscofan Envolturas Celulosicas S.A.........................   3,110      78,046
                                                                     -----------
                                                                       3,257,927
                                                                     -----------
SWEDEN -- 0.33%
ABB AB, A Shares............................................   9,400     111,360
Astra AB, A Shares..........................................  21,800     377,776
Electrolux AB, B Shares.....................................   1,500     104,164
Hennes & Mauritz AB, B Shares...............................   5,200     229,375
Nordbanken Holding AB.......................................  50,400     285,202
Securitas AB, B Shares......................................   3,700     111,915
Skanska AB, B Shares........................................   2,800     114,864
Svenska Handelsbanken, A Shares.............................   4,500     155,679
Swedish Match AB............................................  39,000     130,252
Telefonaktiebolaget LM Ericsson, B Shares...................   7,600     285,912
Volvo AB, B Shares..........................................   8,100     217,440
                                                                     -----------
                                                                       2,123,939
                                                                     -----------
SWITZERLAND -- 0.87%
ABB AG (Bearer).............................................     105     132,096
CS Holdings AG (Reg.).......................................   3,579     554,541
Holderbank Financiere Glarus, B Shares......................     205     167,531
Nestle S.A. (Reg.)..........................................     460     690,347
Novartis AG (Reg.)..........................................     896   1,455,862
Roche Holding AG (Gen.).....................................     101   1,004,391
Sairgroup (b)...............................................     113     154,943
Schweizerische Lebensversicherungs-und
 Rentenastalt...............................................     245     192,661
Sulzer AG...................................................     194     123,162
Swiss Reinsurance Co. (Reg.)................................     255     477,622
UBS (Bearer)................................................     261     377,919
Zurich Versicherungs (Reg.).................................     702     334,973
                                                                     -----------
                                                                       5,666,048
                                                                     -----------
UNITED KINGDOM -- 4.42%
Abbey National PLC..........................................  31,620     567,625
Barclays PLC................................................  15,000     399,342
Bass PLC....................................................  19,070     296,365
B.A.T. Industries PLC....................................... 156,484   1,426,444
BG PLC...................................................... 166,864     752,296
Billiton PLC (b)............................................ 122,000     313,155
Booker PLC..................................................  72,220     380,262

--------------------------------------------------------------------------------
14

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                      ------------- ------------
British Energy PLC...................................        78,630 $    547,273
British Petroleum Co. PLC............................        93,091    1,225,385
British Sky Broadcating Group PLC....................        42,000      315,130
British Steel PLC....................................       116,470      250,092
British Telecommunications PLC.......................       142,980    1,125,725
BTR PLC..............................................        61,420      185,953
Cable & Wireless PLC.................................        27,000      237,680
Cadbury Schweppes PLC................................        56,000      565,298
Centrica PLC (b).....................................       131,430      193,550
Charter PLC..........................................        29,846      367,826
Coats Viyella PLC....................................       123,860      185,459
Diageo PLC...........................................        65,150      599,777
FKI PLC..............................................       158,500      498,124
General Electric Co. PLC.............................       139,550      905,841
Glaxo Wellcome PLC...................................        82,600    1,957,120
Greenalls Group PLC..................................        32,000      230,621
Hanson PLC...........................................        53,102      237,332
Hillsdown Holdings PLC...............................       163,520      398,206
House of Fraser PLC..................................       174,400      576,790
HSBC Holdings PLC....................................        36,050      925,348
Inchcape PLC.........................................        87,470      234,597
Legal & General Group PLC............................        79,400      695,036
Lloyds TSB Group PLC.................................       118,409    1,533,326
Marks & Spencer PLC..................................        95,040      936,717
Mirror Group PLC.....................................       165,450      530,856
National Westminster Bank PLC........................        33,380      555,830
Northern Foods PLC...................................        95,040      412,843
Peninsular & Oriental Steam Navigation Co............        61,040      695,519
Reckitt & Colman PLC.................................        17,938      281,872
Reuters Holdings PLC.................................        36,530      399,711
Rio Tinto PLC........................................        35,580      438,493
RJB Mining PLC.......................................        86,570      180,903
Royal & Sun Alliance Insurance Group PLC.............        52,943      534,003
Scottish Hydro-Electric PLC..........................        37,480      309,584
Sears PLC............................................       220,480      192,274
Sedgwick Group PLC...................................       146,360      341,968
SmithKline Beecham PLC...............................        86,180      883,425
Smurfit (Jefferson) Group PLC........................       132,647      368,858
Tate & Lyle PLC......................................        41,000      337,984
Tesco PLC............................................        63,197      514,727
Thames Water PLC.....................................        43,210      644,506
The Great Universal Stores PLC.......................        51,000      643,636
Unilever PLC.........................................        36,040      308,957
Vodafone Group PLC...................................        86,090      621,859
Williams PLC.........................................        99,010      550,644
                                                                    ------------
                                                                      28,812,147
                                                                    ------------
Total Non-U.S.Equities...............................                109,568,564
                                                                    ------------
EMERGING MARKETS EQUITIES -- 3.37%
Brinson Emerging Markets Equity
 Fund (b)............................................     2,402,916   22,017,923
                                                                    ------------
Total Equities (Cost $270,775,791)...................                308,749,791
                                                                    ------------

                                                          FACE
                                                         AMOUNT       VALUE
                                                       ---------- ------------
Bonds -- 48.80%
U.S. BONDS -- 24.49%
U.S. CORPORATE BONDS -- 7.93%
Aetna Services Inc. 6.970%, due 08/15/36.............. $  265,000 $    277,655
Aid-Israel
 Series 10-Z, 0.000%, due 02/15/03....................  6,720,000    4,989,533
Asset Securitization Corp.
 7.210%, due 10/13/26.................................  2,310,000    2,411,876
Associates Corp. N.A.
 6.450%, due 10/15/01.................................    480,000      483,416
Bank of America
 FRN 6.110%, due 09/24/98.............................  2,000,000    1,999,156
Bellsouth Savings & Employee
 ESOP 9.125%, due 07/01/03............................    278,657      289,255
Capital One Bank
 6.830%, due 05/17/99.................................  1,946,000    1,959,490
Chase Manhattan Auto Owner Trust
 96C-A4 6.150%, due 03/15/02..........................  1,000,000    1,001,570
Chase Manhattan Credit Card Trust
 96-4A 6.730%, due 02/15/03...........................  1,050,000    1,060,059
Chemical Master Credit Card Trust
 95-2A 6.230%, due 06/15/03...........................  1,430,000    1,438,852
Ches Pot Tel MD
 8.000%, due 10/15/29.................................     98,000      116,730
Choice Credit Card
 7.200%, due 03/15/98.................................  1,000,000    1,001,460
Chrysler Financial Corp.
 4.220%, due 03/02/99.................................      1,192         1,182
 7.400%, due 08/01/2097...............................    252,000       268,859
Citicorp
 6.200%, due 11/10/00.................................    500,000      498,934
Coca-Cola Enterprises
 6.375%, due 08/01/01.................................    550,000      553,936
Comcast Cable Communications
 144A 8.500%, due 05/01/27............................  1,720,000    2,028,819
Continental Airlines, Inc.
 97-4A 6.900%, due 01/02/18...........................  1,850,000    1,849,722
CS First Boston Mortgage Securities Corp. 97-C1
 7.150%, due 08/20/06.................................  1,465,000    1,524,230
Dayton Hudson Credit Card Master Trust 95-1A 6.100%,
 due 02/25/02.........................................    132,000      132,115
Donaldson Lufkin & Jenrette
 FRN 6.700%, due 06/30/00.............................    600,000      607,359
First National Bank of Chicago
 Series E, 7.000%, due 05/08/00.......................  1,000,000    1,015,000
Ford Credit Grantor Trust
 95-B 5.900%, due 10/15/00............................     70,140       70,063
GE Capital Mtg. Services, Inc.
 94-7 Class A12, 6.000%, due 02/25/09.................  1,637,884    1,594,234
General Motors Acceptance Corp.
 6.375%, due 12/01/01.................................    500,000       502,194
 9.625%, due 12/15/01.................................    331,000       369,814
GreenTree Financial Corp.
 97-6 6.870%, due 01/15/29............................  2,315,000    2,371,972
Lehman Brothers Holdings
 7.250%, due 04/15/03.................................  1,250,000    1,290,470

--------------------------------------------------------------------------------

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT        VALUE
                                                      ------------  -----------
Lockheed Martin Corp.
 7.700%, due 06/15/08................................ $    148,000  $   160,758
MBNA Global Capital Securities
 FRN 6.550%, due 02/01/27............................    1,100,000    1,010,386
Nationsbanc Asset Securities, Inc.
 Series 1997-1, 6.375%, due 09/20/27.................    2,605,000    2,605,000
News America Holdings
 7.750%, due 12/01/45................................    1,877,000    1,954,160
Premier Auto Trust
 96-4A Class A4, 6.400%, due 10/06/01................      455,000      457,521
 96-3A 6.500%, due 03/06/00..........................      215,000      215,772
Prudential Home Mortgage Securities
 94-3 A10, 6.500%, due 02/25/24......................    1,000,000      960,700
Residential Asset Securitization Trust
 97-A 11 P4, 7.000%, due 12/25/27....................      200,000      200,625
Salomon, Inc.
 6.500%, due 03/01/00................................    2,520,000    2,533,414
 6.750%, due 02/15/03................................      550,000      557,808
Standard Credit Card Trust
 95-1A 8.250%, due 01/01/07..........................      500,000      553,740
Thrift Financial Corp.
 11.250%, due 01/01/16...............................       84,445       91,074
Time Warner, Inc.
 7.570%, due 02/01/24................................    2,165,000    2,269,349
Time Warner Entertainment, Inc.
 8.375%, due 03/15/23................................    1,206,000    1,375,811
Turner Broadcasting
 7.400%, due 02/01/04................................    1,000,000    1,033,092
UCFC Home Equity Loan
 97-C, Class A8, FRN 6.325%, due 09/15/27............    1,573,947    1,572,640
Union Pacific
 6.250%, due 03/15/99................................    1,000,000    1,002,803
WMX Technologies, Inc.
 7.000%, due 10/15/06................................    1,500,000    1,523,497
                                                                    -----------
                                                                     51,786,105
                                                                    -----------
INTERNATIONAL DOLLAR BONDS -- 4.10%
Abbey National PLC
 7.350%, Resettable Perpetual Preferred..............      250,000      259,942
ABN AMRO Bank NV (Chicago)
 6.625%, due 10/31/01................................      250,000      253,725
AT&T Corp.
 8.250%, due 01/11/00................................      945,000      982,777
Banca Commercial Italian
 8.250%, due 07/15/07................................      450,000      493,865
Banco Bilbao Vizcaya International Finance
 7.000%, due 12/01/25................................    2,200,000    2,175,862
Banco Santiago S.A.
 7.000%, due 07/18/07................................    2,000,000    2,005,432
Banque Centrale de Tunisie
 8.250%, due 09/19/27................................    1,750,000    1,592,833
Banque Paribas, Sub. Notes
 6.875%, due 03/01/09................................      175,000      174,239
Bayerische Landesbank
 6.850%, due 07/19/01................................      212,000      217,627

                                                          FACE
                                                         AMOUNT        VALUE
                                                      ------------  -----------
Credit Suisse--London
 144A 7.900%, Resettable Perpetual Preferred........  $  2,600,000  $ 2,743,265
Den Danske Bank
 144A 7.400%, due 06/15/10..........................     2,050,000    2,138,896
DR Investments
 144A 7.450%, due 05/15/07..........................       320,000      338,218
Empresa Nacional Electric
 7.875%, due 02/01/27...............................       316,000      334,590
Hanson PLC Notes
 6.750%, due 09/15/05...............................       290,000      296,407
International Telecom Satellite
 8.125%, due 02/28/05...............................       335,000      368,506
Japanese Development Bank
 8.375%, due 02/15/01...............................       970,000    1,030,452
Korea Development Bank
 7.125%, due 09/17/01...............................       200,000      170,240
LKB Baden-Wuerttemberg Finance NV
 8.125%, due 01/27/00...............................       350,000      363,675
Pan Pacific Industry PLC
 144A 0.000%, due 04/28/07..........................     2,130,000    1,051,202
Petroliam Nasional
 7.125%, due 08/15/05...............................       420,000      396,345
Poland Non-U.S. Global Regd
 FRN 6.940%, due 10/27/24...........................       300,000      289,125
Province of Quebec
 7.500%, due 07/15/23...............................       325,000      350,428
Ras Laffan Liquified Natural Gas Co. Ltd. 144A
 8.294%, due 03/15/14...............................     1,910,000    1,797,321
Repsol International Finance
 7.000%, due 08/01/05...............................       735,000      771,860
Republic of South Africa
 9.625%, due 12/15/99...............................     1,079,000    1,116,765
Royal Bank of Scotland
 7.375%, Resettable Perpetual Preferred.............       690,000      716,362
Skandinaviska Enskilda Banken
 144A 6.625%, Resettable Perpetual Preferred........       500,000      502,000
Sociedad Quimica y Minera de Chiles SA, 144A 7.700%,
 due 09/15/06.......................................     1,500,000    1,559,369
Southern Investments UK
 6.800%, due 12/01/06...............................     1,625,000    1,637,787
Swedbank
 144A FRN 7.664%, Resettable Perpetual Preferred....       270,000      274,050
Telstra Corp. Ltd.
 6.500%, due 11/28/05...............................       350,000      351,226
                                                                    -----------
                                                                     26,754,391
                                                                    -----------
U.S. GOVERNMENT AGENCIES -- 7.33%
Federal Home Loan Mortgage Corp.
 6.200%, due 08/15/07...............................       700,000      690,375
 6.200%, due 12/15/08...............................       700,000      690,703
 7.000%, due 10/15/13...............................     2,275,469    2,323,850
 6.500%, due 05/15/21...............................     1,248,829    1,248,891
 7.500%, due 01/15/23...............................       787,978      827,440
 7.000%, due 01/15/25...............................     1,100,000    1,095,267
 7.238%, due 05/01/26...............................       334,042      345,941

--------------------------------------------------------------------------------
16

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                        FACE
                                                       AMOUNT         VALUE
                                                    ------------  -------------
Federal Home Loan Mortgage Corp. Gold
 8.000%, due 11/01/22.............................. $    144,007   $    149,002
 8.000%, due 05/01/23..............................    1,496,337      1,548,242
 9.000%, due 03/01/24..............................    1,056,907      1,141,428
 9.500%, due 04/01/25..............................       48,223         51,509
Federal National Mortgage Association
 5.000%, due 06/01/01..............................    1,412,398      1,366,862
 6.540%, due 09/18/02..............................    4,690,000      4,743,020
 6.220%, due 03/13/06..............................    1,700,000      1,716,563
 8.000%, due 02/25/07..............................    1,635,000      1,697,272
 6.500%, due 05/25/08..............................      909,485        907,748
 6.500%, due 12/01/11 TBA..........................      435,000        435,272
 8.000%, due 05/25/21..............................    1,610,000      1,684,266
 9.000%, due 08/01/21..............................      278,492        299,176
 8.000%, due 05/01/22..............................      116,793        120,880
 8.500%, due 07/01/22..............................      668,918        708,591
 7.500%, due 07/25/22..............................    2,154,635      2,257,934
 6.500%, due 12/15/23..............................    2,610,000      2,601,791
 9.000%, due 02/01/25..............................        1,885          2,003
 6.500%, due 04/01/26..............................    1,543,380      1,523,124
 6.500%, due 12/01/26 TBA..........................    5,000,000      4,934,375
 6.730%, due 04/25/27 FRN..........................    1,561,566      1,571,621
 6.175%, due 10/01/27..............................    1,381,103      1,379,308
 6.500%, due 12/01/27..............................    2,608,650      2,574,411
Federal National Mortgage Association Strip
 0.00%, due 04/01/27, principal only...............    2,733,923     2,076,141
Government National Mortgage Association
 10.000%, due 09/15/00.............................        3,022          3,217
 10.000%, due 05/15/01.............................        5,907          6,290
 9.000%, due 11/15/04..............................       17,025         17,893
 8.500%, due 05/15/21..............................       49,980         52,494
 8.000%, due 08/15/22..............................      524,142        543,470
 8.000%, due 12/15/22..............................    1,475,029      1,538,190
 8.000%, due 11/15/22..............................      431,844        450,335
 7.500%, due 11/15/24..............................    2,477,404      2,543,402
                                                                  ------------
                                                                     47,868,297
                                                                  ------------
U.S. GOVERNMENT OBLIGATIONS -- 5.13%
U.S. Treasury Notes and Bonds
 5.500%, due 11/15/98..............................      172,000        171,731
 6.000%, due 06/30/99..............................   13,740,000     13,808,700
 5.875%, due 08/31/99..............................    9,185,000      9,213,703
 7.750%, due 11/30/99..............................      215,000        222,928
 6.625%, due 07/31/01..............................      930,000        956,448
 6.250%, due 08/31/02..............................    2,975,000      3,036,359
 6.000%, due 02/15/26..............................    5,875,000      5,867,656
U.S. Treasury Strip
 0.000%, due 02/15/03, principal only..............      225,000        168,237
                                                                  ------------
                                                                    33,445,762
                                                                  ------------
Total U.S. Bonds...................................                159,854,555
                                                                  ------------

                                                       SHARES
                                                    ------------
HIGH YIELD BONDS -- 2.64%
Brinson High Yield Fund (b)........................    1,231,792    17,201,354
                                                                  ------------

                                                        FACE
                                                       AMOUNT         VALUE
                                                    ------------  -------------
NON - U.S. BONDS--16.43%
AUSTRALIA -- 1.17%
Government of Australia
 7.00%, due 04/15/00 ..........................AUD      2,300,000  $  1,550,958
 9.75%, due 03/15/02..............................      3,400,000     2,550,377
 10.00%, due 10/15/07.............................      1,200,000     1,013,253
Queensland Treasury Global Notes
 8.00%, due 05/14/03..............................      3,500,000     2,504,390
                                                                  ------------
                                                                     7,618,978
                                                                  ------------
CANADA -- 2.00%
Government of Canada
 7.50%, due 09/01/00...........................CAD      3,380,000     2,487,043
 6.50%, due 06/01/04..............................        500,000       367,658
 8.75%, due 12/01/05..............................      2,600,000     2,179,977
 7.00%, due 12/01/06..............................      4,270,000     3,271,081
 4.25%, due 12/01/21 (d)..........................      6,060,000     4,699,348
                                                                  ------------
                                                                    13,005,107
                                                                  ------------
DENMARK -- 1.88%
Kingdom of Denmark
 9.00%, due 11/15/98...........................DKK      3,200,000       485,417
 9.00%, due 11/15/00..............................     13,600,000     2,203,242
 6.00%, due 11/15/02..............................     10,000,000     1,520,869
 7.00%, due 12/15/04..............................      8,200,000     1,305,313
 8.00%, due 03/15/06..............................     40,000,000     6,767,532
                                                                  ------------
                                                                    12,282,373
                                                                  ------------
FRANCE -- 0.65%
Government of France (OAT)
 9.50%, due 01/25/01.......................... FRF    10,300,000     1,950,939
 7.50%, due 04/25/05..............................     9,300,000     1,767,711
 8.50%, due 12/26/12..............................     2,500,000       538,149
                                                                  ------------
                                                                     4,256,799
                                                                  ------------


GERMANY -- 4.06%
Bundesrepublik Deutschland
 7.000%, due 09/20/99..........................DEM    13,700,000     7,971,158
 8.500%, due 08/21/00.............................     2,180,000     1,333,509
 9.000%, due 01/22/01.............................     2,500,000     1,565,402
 8.375%, due 05/21/01.............................     1,580,000       980,635
 7.250%, due 10/21/02.............................     4,500,000     2,760,163
 6.750%, due 04/22/03.............................     4,900,000     2,955,915
 6.750%, due 07/15/04.............................     6,300,000     3,830,243
 6.250%, due 01/04/24.............................     2,500,000     1,460,848
Treuhandanstalt
 6.250% due 03/04/04..............................     6,200,000     3,669,451
                                                                  ------------
                                                                    26,527,324
                                                                  ------------
ITALY -- 0.86%
Republic of Italy (BTP)
 9.50%, due 12/01/99...........................ITL 1,900,000,000     1,155,335
 10.50%, due 04/01/00.............................   995,000,000       627,485
 12.00%, due 09/01/02............................. 1,700,000,000     1,223,139
 9.00%, due 10/01/03..............................   900,000,000       600,407
 8.50%, due 04/01/04.............................. 3,100,000,000     2,030,022
                                                                  ------------
                                                                     5,636,388
                                                                  ------------

--------------------------------------------------------------------------------

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT       VALUE
                                                      ------------ ------------
NETHERLANDS -- 1.44%
Government of Netherlands
 6.25%, due 07/15/98...............................NLG   1,400,000 $    698,515
 8.50%, due 03/15/01..................................   5,600,000    3,070,843
 8.75%, due 09/15/01..................................     700,000      391,314
 6.50%, due 04/15/03..................................   1,100,000      580,847
 7.25%, due 10/01/04..................................   3,200,000    1,763,133
 8.25%, due 02/15/07..................................   4,815,000    2,865,534
                                                                    -----------
                                                                      9,370,186
                                                                    -----------
SPAIN -- 1.06%
Government of Spain
 6.75%, due 04/15/00...............................ESP 415,000,000    2,847,578
 7.90%, due 02/28/02.................................. 140,000,000    1,016,796
 8.00%, due 05/30/04.................................. 300,000,000    2,250,689
 10.00%, due 02/28/05................................. 100,000,000      832,057
                                                                    -----------
                                                                      6,947,120
                                                                    -----------
SWEDEN -- 0.50%
Government of Sweden
 5.50%, due 04/12/02...............................SEK   6,500,000      817,321
 10.25%, due 05/05/03.................................  16,300,000    2,475,362
                                                                    -----------
                                                                      3,292,683
                                                                    -----------
UNITED KINGDOM -- 2.81%
UK Treasury
 8.00%, due 06/10/03...............................GBP   2,590,000    4,549,280
 6.75%, due 11/26/04..................................     380,000      637,762
 8.50%, due 12/07/05..................................   4,570,000    8,485,330
 8.50%, due 07/16/07..................................   1,200,000    2,266,351
 7.25%, due 12/07/07..................................   1,200,000    2,114,563
 8.75%, due 08/25/17..................................     130,000      272,193
                                                                    -----------
                                                                     18,325,479
                                                                    -----------
Total Non-U.S. Bonds..................................              107,262,437
                                                                    -----------
EMERGING MARKETS DEBT -- 5.24%                            SHARES
                                                       -----------
Brinson Emerging Markets Debt
 Fund (b).............................................   1,692,314   34,231,280
                                                                    -----------
Total Bonds (Cost $307,234,717).......................              318,549,626
                                                                    -----------
Short-Term Investments -- 16.74%

                                                           FACE
U.S. GOVERNMENT OBLIGATIONS -- 0.25%                      AMOUNT
                                                       -----------
U.S. Treasury Bill 5.420%, due 05/28/98............... $ 1,630,000    1,595,361
                                                                    -----------
CERTIFICATES OF DEPOSIT -- 0.92%
Canadian Imperial Bank
 5.940%, due 10/23/98.................................   3,000,000    2,998,614
Societe General
 6.000%, due 10/20/98.................................   3,000,000    2,997,715
                                                                    -----------
                                                                      5,996,329
                                                                    -----------

                                                          FACE
                                                         AMOUNT       VALUE
                                                      ------------ ------------
COMMERCIAL PAPER -- 15.57%
 Bausch & Lomb Inc.
 7.750%, due 01/02/98................................. $ 2,290,000 $  2,289,507
 6.750%, due 01/05/98.................................  15,000,000   14,991,562
Case Credit Corp.
 6.110%, due 01/20/98.................................   2,800,000    2,790,971
 6.030%, due 03/10/98.................................   1,000,000      988,610
 6.020%, due 03/13/98.................................   1,500,000    1,482,191
ConAgra, Inc.
 5.900%, due 01/23/98.................................   5,000,000    4,982,792
CSX Corp.
 5.700%, due 01/05/98.................................   5,000,000    4,997,625
Cummins Engine Co., Inc.
 7.000%, due 01/02/98.................................   6,175,000    6,175,000
General American Tranportation Corp.
 7.500%, due 01/07/98.................................     682,000      681,147
GTE Corp.
 6.120%, due 02/20/98.................................   1,500,000    1,487,250
 6.020%, due 03/02/98.................................   1,500,000    1,484,950
ITT Industries, Inc.
 7.250%, due 01/02/98.................................  10,000,000    9,997,986
 6.250%, due 01/06/98.................................   1,909,000    1,907,674
Marriott Corp.
 6.050%, due 02/09/98.................................   2,000,000    1,986,892
Nabisco, Inc.
 6.100%, due 01/07/98.................................   5,000,000    4,995,764
 6.120%, due 01/16/98.................................   2,500,000    2,493,625
Occidental Petroleum Corp.
 6.900%, due 01/12/98.................................   5,000,000    4,990,417
 6.000%, due 01/16/98.................................   2,500,000    2,493,750
Praxair, Inc.
 6.550%, due 01/02/98.................................   1,000,000      999,818
 5.750%, due 01/05/98.................................   5,000,000    4,997,604
Rite Aid Corp.
 5.850%, due 01/20/98.................................   5,000,000    4,985,375
Safeway, Inc.
 5.920%, due 01/22/98.................................   1,500,000    1,494,820
Solutia, Inc.
 7.000%, due 01/02/98.................................   7,915,000    7,915,000
Tupperware, Corp.
 7.050%, due 01/02/98.................................   4,590,000    4,590,000
Ultramar Diamond Shamrock Corp.
 6.000%, due 01/06/98.................................   5,000,000    4,996,667
Vastar Resources, Inc.
 7.100%, due 01/02/98.................................     451,000      450,911
                                                                   ------------
                                                                    101,647,908
                                                                   ------------
Total Short-Term Investments
 (Cost $109,239,959)..................................              109,239,598
                                                                   ------------
Total Investments
 (Cost $687,250,467) -- 112.84% (a)...................              736,539,015
                                                                   ------------
Liabilities, less cash and other assets--(12.84%).....              (83,850,246)
                                                                   ------------
Net Assets -- 100%....................................             $652,688,769
                                                                   ============

See accompanying notes to schedule of investments.
--------------------------------------------------------------------------------
18

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $687,250,467; and net unrealized appreciation consisted of:

      Gross unrealized appreciation................................ $75,270,262
      Gross unrealized depreciation................................ (25,981,714)
                                                                    -----------
         Net unrealized appreciation............................... $49,288,548
                                                                    ===========

(b) Non-income producing security
(c) Denominated in U.S. dollars.
(d) Linked to Canada's retail price index. Reset semi-annually.
FRN: Floating rate note---The rate disclosed is that in effect at December 31, 1997.
TBA: Security is subject to delayed delivery.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1997, the value of these securities amounted to $12,433,140 or 1.90% of net assets.
Resettable Perpetual Preferred: A bond with either no maturity date or a maturity date that is so far in the future that the bond will pay interest indefinitely. The issuer generally retains the right to call such a bond. FORWARD FOREIGN CURRENCY CONTRACTS (NOTE 4)
The Global Fund had the following open forward currency contracts as of December 31, 1997:

                              SETTLEMENT     LOCAL       CURRENT   UNREALIZED
                                 DATE      CURRENCY       VALUE    GAIN/(LOSS)
                              ---------- ------------- ----------- -----------
FORWARD FOREIGN CURRENCY BUY
 CONTRACTS
Australian Dollar...........    2/5/98       7,300,000 $ 4,760,414 $  (529,176)
Belgian Franc...............    2/5/98     176,000,000   4,759,921    (176,965)
British Pound...............    2/5/98       2,000,000   3,285,151     (54,849)
Canadian Dollar.............    2/5/98       9,700,000   6,785,684     (31,600)
Danish Kroner...............    2/5/98      17,000,000   2,487,249     (13,486)
Dutch Guilder...............    2/5/98       7,300,000   3,608,752     (70,412)
French Franc................    2/5/98      27,900,000   4,647,297      67,820
German Mark.................    2/5/98       8,500,000   4,736,986     (33,472)
Italian Lira................    2/5/98   8,650,000,000   4,891,317     (14,258)
Japanese Yen................    2/5/98   4,950,000,000  38,269,152  (5,018,981)
Spanish Peseta..............    2/5/98     165,000,000   1,083,559      (7,855)
Swiss Franc.................    2/5/98       8,700,000   5,989,384      59,237
FORWARD FOREIGN CURRENCY
 SALE CONTRACTS
Australian Dollar...........    2/5/98      20,900,000  13,629,131   1,304,887
Belgian Franc...............    2/5/98     176,000,000   4,759,921     (51,899)
British Pound...............    2/5/98      23,000,000  37,779,238     126,402
Canadian Dollar.............    2/5/98      19,800,000  13,851,191     527,685
Danish Kroner...............    2/5/98      86,600,000  12,670,340     (76,941)
Dutch Guilder...............    2/5/98      17,600,000   8,700,553      10,137
German Mark.................    2/5/98      41,700,000  23,239,095     (97,035)
Italian Lira................    2/5/98   8,650,000,000   4,891,317     (57,429)
Japanese Yen................    2/5/98   3,600,000,000  27,832,111   2,710,530
Spanish Peseta..............    2/5/98     840,000,000   5,516,299     227,585
                                                                   -----------
 Total......................                                       $(1,200,075)
                                                                   ===========

FUTURES CONTRACTS (NOTE 5)
The Global Fund had the following open futures contracts as of December 31, 1997:

                                 SETTLEMENT    COST/      CURRENT   UNREALIZED
                                    DATE     PROCEEDS      VALUE    GAIN/(LOSS)
                                 ---------- ----------- ----------- -----------
FUTURES BUY CONTRACTS
5 year U.S. Treasury Note,182
 contracts.....................  March 1998 $19,709,740 $19,769,750  $  60,010
10 year U.S. Treasury Note, 9
 contracts.....................  March 1998   1,002,723   1,009,406      6,683
30 year U.S. Treasury Bonds, 27
 contracts.....................  March 1998   3,258,765   3,252,656     (6,109)
INDEX FUTURES SALES CONTRACTS
Standard & Poor's 500,108 con-
 tracts........................  March 1998  26,240,844  26,435,700   (194,856)
                                                                     ---------
 Total.........................                                      $(134,272)
                                                                     =========

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1997 was $1,595,361.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    GLOBAL FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997 (UNAUDITED)

ASSETS:
 Investments, at value (Note 1):
  Unaffiliated issuers (Cost $613,477,833)....................... $654,586,339
  Affiliated issuers (Cost $73,772,634)..........................   81,952,676
  Cash...........................................................      967,618
 Foreign currency, at value (Cost $1,661,900)....................    1,650,073
 Receivables:
  Investment securities sold.....................................    4,199,922
  Dividends......................................................      566,826
  Interest.......................................................    5,279,895
  Fund shares sold...............................................        2,750
 Other assets....................................................       68,200
                                                                  ------------
    TOTAL ASSETS.................................................  749,274,299
                                                                  ------------
LIABILITIES:
 Payables:
  Securities loaned (Note 6).....................................   79,523,767
  Investment securities purchased................................   15,247,486
  Fund shares redeemed...........................................       63,989
  Investment advisory fees (Note 2)..............................      451,581
  Accrued expenses...............................................       98,632
 Net unrealized depreciation on forward foreign currency con-
  tracts.........................................................    1,200,075
                                                                  ------------
    TOTAL LIABILITIES............................................   96,585,530
                                                                  ------------
NET ASSETS....................................................... $652,688,769
                                                                  ============
NET ASSETS CONSIST OF:
 Paid in capital (Note 8)........................................ $606,550,960
 Accumulated distribution in excess of net investment income.....  (19,500,419)
 Accumulated net realized gain...................................   17,760,003
 Net unrealized appreciation.....................................   47,878,225
                                                                  ------------
    NET ASSETS................................................... $652,688,769
                                                                  ============
OFFERING PRICE PER SHARE:
 Brinson Class I:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $624,336,530 and 51,450,863 shares is-
   sued and outstanding) (Note 8)................................ $      12.13
                                                                  ============
 Brinson Class N:
  Net asset value, offering price and redemption price per share
   (Based on net assets of
   $1,019 and 84 shares issued and outstanding) (Note 8)......... $      12.13
                                                                  ============
 SwissKey Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $28,351,220 and 2,346,083 shares is-
   sued and outstanding) (Note 8)................................ $      12.08
                                                                  ============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20

                    GLOBAL FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)

INVESTMENT INCOME:
 Interest (net of $10,982 for foreign taxes withheld; including securities lending income of $73,183)........................... $ 9,386,734
 Dividends (net of $135,273 for foreign taxes withheld)...........   2,639,326
                                                                   -----------
    TOTAL INCOME..................................................  12,026,060
                                                                   -----------
EXPENSES:
 Advisory (Note 2)................................................   2,635,060
 Administration...................................................     247,037
 Distribution (Note 7)............................................      92,076
 Custodian........................................................      74,111
 Other............................................................     164,286
                                                                   -----------
    TOTAL EXPENSES................................................   3,212,570
                                                                   -----------
    NET INVESTMENT INCOME ........................................   8,813,490
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments.....................................................  20,050,524
  Futures contracts...............................................    (874,722)
  Foreign currency transactions...................................   4,235,588
                                                                   -----------
    Net realized gain.............................................  23,411,390
                                                                   -----------
 Change in net unrealized appreciation or depreciation on:
  Investments and foreign currency................................ (14,119,807)
  Futures contracts...............................................     158,670
  Forward contracts...............................................  (7,317,967)
  Translation of other assets and liabilities denominated in for-
   eign currency..................................................     (43,884)
                                                                   -----------
    Change in net unrealized appreciation or depreciation......... (21,322,988)
                                                                   -----------
 Net realized and unrealized gain.................................   2,088,402
                                                                   -----------
 Net increase in net assets resulting from operations............. $10,901,892
                                                                   ===========


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    GLOBAL FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                               SIX MONTHS ENDED      YEAR
                                               DECEMBER 31, 1997     ENDED
                                                  (UNAUDITED)    JUNE 30, 1997
                                               ----------------- -------------
OPERATIONS:
 Net investment income........................   $  8,813,490    $  16,194,760
 Net realized gain............................     23,411,390       43,268,043
 Change in net unrealized appreciation or de-
  preciation..................................    (21,322,988)      35,756,888
                                                 ------------    -------------
 Net increase in net assets resulting from op-
  erations....................................     10,901,892       95,219,691
                                                 ------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
 Brinson Class I..............................    (26,359,274)     (23,918,105)
 Brinson Class N..............................            (40)             --
 SwissKey Class...............................       (989,891)        (742,228)
Distributions from net realized gain
 Brinson Class I..............................    (33,973,096)     (25,579,684)
 Brinson Class N..............................            (53)             --
 SwissKey Class...............................     (1,492,307)        (848,410)
                                                 ------------    -------------
Total distributions to shareholders...........    (62,814,661)     (51,088,427)
                                                 ------------    -------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold..................................    102,712,225      192,297,100
 Shares issued on reinvestment of distribu-
  tions.......................................     56,902,593       49,580,585
 Shares redeemed..............................    (67,984,082)    (145,001,283)
                                                 ------------    -------------
 Net increase in net assets resulting from
  capital share transactions (Note 8).........     91,630,736       96,876,402
                                                 ------------    -------------
    TOTAL INCREASE IN NET ASSETS..............     39,717,967      141,007,666
                                                 ------------    -------------
NET ASSETS:
 Beginning of year............................    612,970,802      471,963,136
                                                 ------------    -------------
 End of year (including accumulated undistrib-
  uted net investment income of ($19,500,419)
  and ($964,704), respectively)...............   $652,688,769    $ 612,970,802
                                                 ============    =============


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
22

                    GLOBAL FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                           SIX MONTHS
                             ENDED
                          DECEMBER 31,           YEAR ENDED JUNE 30,             AUGUST 31, 1992*
                              1997       --------------------------------------      THROUGH
BRINSON CLASS I           (UNAUDITED)      1997      1996      1995      1994     JUNE 30, 1993
-------------------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period.........    $  13.13     $  12.22  $  11.35  $  10.43  $  10.87      $  10.00
                            --------     --------  --------  --------  --------      --------
 Income from investment
  operations:
  Net investment income.        0.24**       0.38      0.44      0.43      0.33          0.26
  Net realized and
   unrealized gain
   (loss)...............         --          1.79      1.37      0.86     (0.23)         0.81
                            --------     --------  --------  --------  --------      --------
    Total income from
     investment
     operations.........        0.24         2.17      1.81      1.29      0.10          1.07
                            --------     --------  --------  --------  --------      --------
 Less distributions:
  Distributions from and
   in excess of net
   investment income....       (0.54)       (0.61)    (0.62)    (0.27)    (0.27)        (0.20)
  Distributions from and
   in excess of net
   realized gain........       (0.70)       (0.65)    (0.32)    (0.10)    (0.27)          --
                            --------     --------  --------  --------  --------      --------
    Total distributions.       (1.24)       (1.26)    (0.94)    (0.37)    (0.54)        (0.20)
                            --------     --------  --------  --------  --------      --------
Net asset value, end of
 period.................    $  12.13     $  13.13  $  12.22  $  11.35  $  10.43      $  10.87
                            ========     ========  ========  ========  ========      ========
Total return (non-
 annualized)............        1.95%       18.79%    16.38%    12.57%     0.77%        10.76%
Ratios/Supplemental data
 Net assets, end of pe-
  riod (in 000s)........    $624,337     $586,667  $457,933  $365,678  $278,859      $191,389
 Ratio of expenses to
  average net
  assets:
  Before expense reim-
   bursement............        0.95%***     0.99%     1.04%     1.09%     1.14%         1.35%***
  After expense reim-
   bursement............         N/A          N/A       N/A       N/A      1.10%         1.05%***
 Ratio of net investment
  income to
  average net assets:
  Before expense reim-
   bursement............        3.60%***     3.03%     3.69%     4.27%     3.21%         3.26%***
  After expense reim-
   bursement............         N/A          N/A       N/A       N/A      3.25%         3.56%***
 Portfolio turnover
  rate..................          57%         150%      142%      238%      231%          149%
 Average commission rate
  paid per share........    $ 0.0352     $ 0.0326  $ 0.0291       N/A       N/A           N/A

  *Commencement of investment operations
 **The net investment income per share was determined by using average shares outstanding throughout the period.
***Annualized
N/A = Not applicable

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    GLOBAL FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                              SIX MONTHS ENDED
                             DECEMBER 31, 1997*
BRINSON CLASS N                 (UNAUDITED)
-----------------------------------------------
Net asset value, beginning
 of period..................      $ 13.13
                                  -------
 Income from investment op-
  erations:                          0.00
  Net investment income.....         0.22**
  Net realized and
   unrealized gain..........         0.00
                                  -------
    Total income from in-
     vestment operations....         0.22
                                  -------
 Less distributions:
  Distributions from and in
   excess of net investment
   income...................        (0.52)
  Distributions from net re-
   alized gain..............        (0.70)
                                  -------
    Total distributions.....        (1.22)
                                  -------
Net asset value, end of pe-
 riod.......................      $ 12.13
                                  =======
Total return (non-
 annualized)................         1.79%
Ratios/Supplemental Data:
 Net assets, end of period
  (in 000s).................      $     1
 Ratio of expenses to aver-
  age net assets............         1.20%***
 Ratio of net investment in-
  come to average net as-
  sets......................         3.35%***
 Portfolio turnover rate....           57%
 Average commission rate
  paid per share............      $0.0352

* Commencement of Brinson Class N was June 30, 1997.
** The net investment income per share was determined by using average shares outstanding throughout the period.
*** Annualized


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
24

                    GLOBAL FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                 SIX MONTHS ENDED      YEAR      JULY 31, 1995*
                                 DECEMBER 31, 1997     ENDED        THROUGH
SWISSKEY CLASS                      (UNAUDITED)    JUNE 30, 1997 JUNE 30, 1996
-------------------------------------------------------------------------------
Net asset value, beginning of
 period.........................      $ 13.05         $ 12.18       $ 11.60
                                      -------         -------       -------
 Income from investment opera-
  tions:
  Net investment income.........         0.19**          0.34          0.39
  Net realized and unrealized
   gain.........................          --             1.75          1.10
                                      -------         -------       -------
    Total income from investment
     operations.................         0.19            2.09          1.49
                                      -------         -------       -------
 Less distributions:
  Distributions from and in
   excess of net investment
   income.......................        (0.46)          (0.57)        (0.59)
  Distributions from net real-
   ized gain....................        (0.70)          (0.65)        (0.32)
                                      -------         -------       -------
    Total distributions.........        (1.16)          (1.22)        (0.91)
                                      -------         -------       -------
Net asset value, end of period..      $ 12.08         $ 13.05       $ 12.18
                                      =======         =======       =======
Total return (non-annualized)...         1.58%          18.13%        13.24%
Ratios/Supplemental data
 Net assets, end of period (in
  000s).........................      $28,351         $26,303       $14,030
 Ratio of expenses to average
  net assets....................         1.60%***        1.64%         1.69%***
 Ratio of net investment income
  to average net assets.........         2.94%***        2.38%         3.04%***
 Portfolio turnover rate........           57%            150%          142%
 Average commission rate paid
  per share.....................      $0.0352         $0.0326       $0.0291

* Commencement of SwissKey Class
** The net investment income per share was determined by using average shares outstanding throughout the period.
*** Annualized


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

Global Equity Fund

--------------------------------------------------------------------------------

The Global Equity Fund is actively managed, providing a fully integrated approach to the primary equity markets across the world. Market selection and currency strategies are managed within a global asset allocation framework. Industry strategies and individual security selections are based on the fundamental research of our analytical teams in our offices worldwide.

The Brinson Global Equity Fund has provided an annualized return of 11.17% since its inception on January 31, 1994, below the 12.48% return for the benchmark MSCI World Equity (Free) Index. Over this period, the Brinson Global Equity Fund experienced annualized volatility of 8.76%, below the volatility of the benchmark which was 10.41%. For the year ended December 31, 1997, the Fund returned 10.72%, compared to the benchmark return of 15.92%.

Since inception, the Fund's largest contributor to performance has been currency allocation. For 1997, currency allocation made an important positive contribution to Fund performance. Market allocation strategies, notable for a U.S. equity market underweight and a cash risk hedge, detracted from performance. Security selection also reduced performance; with very strong stock selection in Japan more than offset by poor results in the U.S.

As global equity markets in aggregate were strong in 1997, holding cash cost performance. Returns varied considerably, however, double-digit rises in Europe and North America contrasted sharply with very weak markets in the Pacific region. Despite a return of 34.1% for the MSCI U.S. component, the U.S. equity market was not the strongest developed market during 1997. Nine markets in the global equity index outperformed the U.S. market, led by Switzerland and Denmark, gaining U.S. dollar-hedged returns of 63.5% and 59.5% respectively. The performance of the MSCI World Equity (Free) Index was muted by the weakness of Japan, Southeast Asia, New Zealand and Australia. The worst performing market in 1997 was Malaysia, which declined 52.1% in U.S. dollar-hedged terms.

Currency strategies contributed substantially to the performance of the Fund relative to the MSCI World Equity (Free) benchmark. At the start of the year, the Fund maintained a significant underweight to the Japanese yen and to the core European currencies. This position was gradually pared down and by the end of March was relatively neutral. In October, a small underweight of the yen was reinstated, increasing the size of the U.S. dollar overweight. For the full year, the U.S. dollar overweight and yen underweight made the greatest positive impact on returns.

Japan stock selection made a very large positive contribution, benefiting from overweights of blue chip multinationals and other defensive securities, while avoiding all but the highest quality banks and financials. The U.S. equity portion of the Fund was hurt by its underexposure to large capitalization and consumer products issues, as companies with well-known brand names and stable cash flows outperformed.

Global Equity Fund

--------------------------------------------------------------------------------

Total Return

                                     6 months    1 year    3 years     1/31/94*
                                      ended      ended      ended        to
                                     12/31/97   12/31/97   12/31/97   12/31/97
-------------------------------------------------------------------------------
Brinson Global Equity Fund           -1.68%     10.72%     16.53%     11.17%
MSCI World Equity (Free) Index        0.36      15.92      17.00      12.48
-------------------------------------------------------------------------------

*Performance inception date of the Brinson Global Equity Fund.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns.


Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson Global Equity Fund and the MSCI World Equity (Free) Index if you had invested $1,000,000 on January 31, 1994, and had reinvested all your income dividends and capital gain distributions through December 31, 1997. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.


Brinson Global Equity Fund
vs. MSCI World Equity (Free) Index
Wealth Value with Dividends Reinvested

                Brinson          MSCI
                Global       World Equity
                Equity          (Free)
                 Fund           Index
-----------------------------------------
 1/31/94         1000000         1000000
 2/28/94          978000       986865.04
 3/31/94          935000        944348.6
 4/30/94          957000       974077.96
 5/31/94          964000       976963.08
 6/30/94       953025.45       974100.89
 7/31/94       967084.84       992749.02
 8/31/94      1008258.75      1022750.51
 9/30/94       981144.22       995748.08
10/31/94        983152.7      1024395.72
11/30/94       957042.42       980244.75
12/31/94       956520.48       989551.08
 1/31/95       942319.75       975024.82
 2/28/95       957534.82       989499.12
 3/31/95       965649.52      1037236.46
 4/30/95       991007.96      1073521.14
 5/31/95      1004194.35      1083208.08
 6/30/95      1010801.91      1082850.85
 7/31/95       1057638.4      1137066.07
 8/31/95      1075010.24      1111688.18
 9/30/95      1094425.83      1144525.61
10/31/95      1092382.08      1126745.62
11/30/95      1131213.25       1166017.6
12/31/95      1166323.79      1200235.52
 1/31/96      1201269.82       1222675.9
 2/29/96      1206730.14      1230112.18
 3/31/96      1227479.34      1250534.13
 4/30/96      1261333.31      1279914.41
 5/31/96       1264609.5      1280938.52
 6/30/96      1270202.14      1287765.26
 7/31/96      1229582.02      1242254.73
 8/31/96      1251538.84      1256945.32
 9/30/96       1293256.8      1306231.22
10/31/96      1297648.16      1315223.21
11/30/96      1363518.63      1389368.21
12/31/96      1367687.97      1367286.33
 1/31/97      1379695.76       1384047.1
 2/28/97      1398908.24      1399822.12
 3/31/97      1392904.34      1371806.69
 4/30/97       1401309.8      1416807.77
 5/31/97      1484163.59      1504478.53
 6/30/97      1540252.63      1579321.39
 7/31/97       1590950.6      1652215.67
 8/31/97      1517317.83      1540395.72
 9/30/97      1582500.93      1624143.99
10/31/97      1496797.22       1538888.9
11/30/97      1495590.13      1565803.25
12/31/97      1514304.17      1584936.86

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

Global Equity Fund

--------------------------------------------------------------------------------

Market Allocation

As of December 31, 1997 (Unaudited)

                                                      Current
                                         Benchmark    Strategy
--------------------------------------------------------------
U.S.                                       49.8%        34.3%
Japan                                      12.0          5.6
Australia                                   1.3          2.7
Belgium                                     0.6          1.8
Canada                                      2.5          1.6
France                                      3.8          3.7
Germany                                     4.7          4.5
Hong Kong                                   1.3          0.5
Italy                                       1.9          2.3
Malaysia                                    0.4          0.8
Netherlands                                 2.7          2.4
New Zealand                                 0.1          1.9
Spain                                       1.3          1.3
Sweden                                      1.2          0.9
Switzerland                                 3.7          2.6
U.K.                                       10.3         11.8
Other Markets                               2.4          1.3
Cash Reserves                               0.0         20.0
--------------------------------------------------------------
                                          100.0%       100.0%


Top Ten U.S. Equity Holdings

As of December 31, 1997 (Unaudited)

                                                      Percent of
                                                      Net Assets
----------------------------------------------------------------
 1. Lockheed Martin Corp.                               2.02%
 2. Xerox Corp.                                         1.95
 3. Philip Morris Companies, Inc.                       1.84
 4. Aon Corp.                                           1.64
 5. CIGNA Corp.                                         1.63
 6. Schering Plough Corp.                               1.44
 7. Burlington Northern Santa Fe Corp.                  1.41
 8. Goodyear Tire & Rubber Co.                          1.36
 9. Federal Express Corp.                               1.36
10. Automatic Data Processing, Inc.                     1.17
----------------------------------------------------------------

Currency Allocation

As of December 31, 1997 (Unaudited)

                                                      Current
                                         Benchmark    Strategy
--------------------------------------------------------------
U.S.                                       49.8%        57.4%
Japan                                      12.0          8.0
Australia                                   1.3          1.3
Belgium                                     0.6          0.6
Canada                                      2.5          2.5
France                                      3.8          3.8
Germany                                     4.7          4.7
Hong Kong                                   1.3           --
Italy                                       1.9          1.9
Malaysia                                    0.4          0.4
Netherlands                                 2.7          2.7
New Zealand                                 0.1          1.9
Spain                                       1.3          1.3
Sweden                                      1.2          1.2
Switzerland                                 3.7          3.7
U.K.                                       10.3          6.3
Other Markets                               2.4          2.3
--------------------------------------------------------------
                                          100.0%       100.0%


Top Ten Non-U.S. Equity Holdings

As of December 31, 1997 (Unaudited)

                                                      Percent of
                                                      Net Assets
----------------------------------------------------------------
 1. Glaxo Wellcome PLC                                  0.77%
 2. Telecom Corp. of New Zealand Ltd.                   0.75
 3. Royal Dutch Petroleum Co.                           0.71
 4. Novartis AG(Reg.)                                   0.67
 5. Lloyds TSB Group PLC                                0.61
 6. B.A.T. Industries PLC                               0.56
 7. Allianz AG                                          0.53
 8. British Petroleum Co. PLC                           0.48
 9. Roche Holding AG (Gen.)                             0.46
10. British Telecommunications PLC                      0.44

Global Equity Fund

--------------------------------------------------------------------------------

Industry Diversification

As a Percent of Net Assets
As of December 31, 1997 (Unaudited)

------------------------------------------
U.S. EQUITIES
Energy...........................    1.93%
Capital Investment
 Capital Goods...................    3.37
 Technology......................    4.11
                                   ------
                                     7.48
Basic Industries
 Chemicals.......................    1.00
 Housing/Paper...................    2.43
 Metals..........................    0.42
                                   ------
                                     3.85
                                   ------
Consumer
 Non-Durables....................    4.62
 Retail/Apparel..................    2.43
 Autos/Durables..................    1.87
 Descretionary...................    1.74
 Health: Drugs...................    3.86
 Health: Non-Drugs...............    2.04
                                   ------
                                    16.56
Financial
 Banks...........................    3.74
 Non-Banks.......................    3.33
                                   ------
                                     7.07
Utilities
 Electric........................    2.93
 Telephone.......................    0.51
                                   ------
                                     3.44
Transportation...................    2.93
Services/Misc....................    4.49
                                   ------
    Total U.S. Equities..........   47.75*
                                   ------

NON-U.S. EQUITIES
Aerospace & Military.............    0.09
Airplanes........................    0.17
Appliances & Household...........    0.75
Autos/Durables...................    1.42
Banking..........................    5.34
Beverages and Tobacco............    1.14
Broadcasting & Publishing........    0.80
Building Materials...............    0.63
Business & Public Service........    1.47
Chemicals........................    1.24
Construction.....................    0.36
Data Processing..................    0.31
Electric Components..............    0.46
Electronics......................    1.61
Energy...........................    3.82
Financial Services...............    1.01
Food & House Products............    1.59
Forest Products..................    0.57
Gold Mining......................    0.03
Health: Drugs....................    0.72
Health: Non-Drugs................    2.51
Industrial Components............    0.58
Insurance........................    2.92
Leisure & Tourism................    0.25
Machinery & Engineering..........    0.08
Merchandising....................    2.03
Metals--Steel....................    0.70
Miscellaneous Materials..........    0.17
Miscellaneous Services...........    0.05
Multi-Industry...................    2.38
Non-Ferrous Metals...............    0.84
Real Estate......................    0.49
Recreation.......................    0.17
Retail & Apparel.................    0.28
Shipping.........................    0.02
Telecommunications...............    3.94
Textiles &Apparel................    0.08
Transportation...................    0.42
Utilities........................    2.01
Wholesale & International Trade..    0.24
                                   ------
    Total Non-U.S. Equities......   43.69
                                   ------
SHORT-TERM INVESTMENTS...........    8.78*
                                   ------
    TOTAL INVESTMENTS............  100.22
                                   ------
LIABILITIES LESS CASH
 AND OTHER ASSETS................   (0.22)
                                   ------
    NET ASSETS...................  100.00%
                                   ======
------------------------------------------

* The Fund held a short position in stock index futures on December 31, 1997 which reduced U.S. Equity exposure from 47.75% to 33.35%. This adjustment results in an increase in the Fund's exposure to Short-Term Investments from 8.78% to 23.18%.

                    GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES    VALUE
                                                             ------- -----------
Equities -- 91.44%
U. S. EQUITIES -- 47.75%
Allergan, Inc...............................................  12,100 $   406,106
Alza Corp. (b)..............................................  11,800     375,387
American Home Products Corp.................................   9,500     726,750
Aon Corp....................................................  22,750   1,333,719
Automatic Data Processing, Inc..............................  15,500     951,312
Baxter International, Inc...................................  15,300     771,694
Beckman Instruments, Inc....................................   4,600     184,000
Biogen, Inc. (b)............................................   4,600     167,325
Birmingham Steel Corp.......................................   4,700      74,025
Boston Technology, Inc. (b).................................   4,500     113,062
Briggs & Stratton Corp......................................     600      29,137
Burlington Northern Santa Fe Corp...........................  12,400   1,152,425
Champion Enterprises, Inc. (b)..............................   7,600     156,275
Champion International Corp.................................     600      27,187
Chase Manhattan Corp........................................   6,400     700,800
CIGNA Corp..................................................   7,700   1,332,581
Circuit City Stores-Circuit City Group......................  17,400     618,787
Citicorp....................................................   5,700     720,694
CMS Energy Corp.............................................  15,200     669,750
Comerica, Inc...............................................   3,200     288,800
Commscope, Inc. (b).........................................   8,933     120,037
Comverse Technology, Inc. (b)...............................   2,300      89,700
Corning, Inc................................................  25,200     935,550
Covance, Inc. (b)...........................................   5,900     117,262
CPC International, Inc......................................   5,200     561,600
Crown Cork & Seal Co., Inc..................................   5,600     280,700
CVS Corp....................................................   7,500     480,469
Dial Corp...................................................   6,100     126,956
Eastman Chemical Co.........................................   6,500     387,156
Echlin, Inc.................................................   3,300     119,419
EMC Corp. (b)...............................................  33,800     927,387
Enron Corp..................................................  15,800     656,687
Entergy Corp................................................  30,900     925,069
Federal Express Corp. (b)...................................  18,100   1,105,231
First American Corp. of Tennessee...........................   3,100     154,225
First Data Corp.............................................  28,604     836,667
First Security Corp.........................................   3,900     163,312
FirstEnergy Corp............................................   9,227     267,583
Fleetwood Enterprises, Inc..................................   3,600     152,775
Food Lion, Inc. Class A.....................................  23,500     198,281
Forest Laboratories, Inc. (b)...............................   5,400     266,287
Fort James Corp.............................................  13,800     527,850
Gannett Co., Inc............................................  11,800     729,388
General Semiconductor, Inc. (b).............................   7,425      85,852
Genzyme Corp................................................   4,800     133,200
Geon Co.....................................................   3,200      74,800
Goodyear Tire & Rubber Co...................................  17,400   1,107,075
Harnischfeger Industries, Inc...............................   9,000     317,813
Health Care and Retirement Corp. (b)........................   5,350     215,338
Hibernia Corp...............................................   6,600     124,163
Informix Corp. (b)..........................................   6,300      29,925
Interpublic Group of Companies, Inc.........................   7,650     381,066
Kimberly Clark Corp.........................................  14,100     695,306
Lear Corp. (b)..............................................   5,100     242,250
Lockheed Martin Corp........................................  16,751   1,649,974

                                                              SHARES    VALUE
                                                             ------- -----------
Lyondell Petrochemical Co...................................  12,900 $   341,850
Manor Care, Inc.............................................   9,100     318,500
Martin Marietta Materials, Inc..............................   3,435     125,592
Masco Corp..................................................  13,700     696,988
Nabisco Holdings Corp.......................................  12,000     581,250
National Service Industries, Inc............................   2,300     113,994
Nextel Communications, Inc. (b).............................  16,300     423,800
NextLevel Systems, Inc. (b).................................  26,900     480,838
Old Republic International Corp.............................   2,450      91,109
Peco Energy Co..............................................  35,100     851,175
Pentair, Inc................................................   6,200     222,813
Pharmacia & UpJohn, Inc.....................................   6,300     230,738
Philip Morris Companies, Inc................................  33,200   1,504,375
Raytheon Co., Class B.......................................  13,900     701,950
Regions Financial Corp......................................   3,000     126,563
Reynolds & Reynolds Co......................................  11,600     213,875
Schering Plough Corp........................................  18,900   1,174,163
Seagate Technology, Inc. (b)................................  10,500     202,125
Sears, Roebuck and Co.......................................   1,400      63,350
Timken Co...................................................   4,000     137,500
Tyson Foods, Inc., Class A..................................  24,000     492,000
Ultramar Diamond Shamrock Corp..............................  13,352     425,595
US Bancorp..................................................   8,021     897,851
Vencor, Inc. (b)............................................  12,000     293,250
Viad Corp...................................................  11,600     224,025
Westvaco Corp...............................................   2,850      89,597
Witco Corp..................................................   1,300      53,056
Xerox Corp..................................................  21,600   1,594,350
York International Corp.....................................   7,300     288,806
                                                                     -----------
Total U.S. Equities.........................................          38,947,247
                                                                     -----------
NON-U.S. EQUITIES -- 43.69%
AUSTRALIA -- 2.35%
Amcor Ltd...................................................   8,300      36,506
Boral Ltd...................................................  21,600      54,609
Brambles Industries Ltd.....................................   5,000      99,206
Broken Hill Proprietary Co., Ltd............................  30,050     279,024
Coca-Cola Amatil Ltd........................................   5,200      38,850
CSR Ltd.....................................................  15,000      50,825
David Jones Ltd.............................................  53,200      59,971
Lend Lease Corp., Ltd.......................................   3,697      72,269
Mayne Nickless Ltd..........................................   7,500      39,634
M.I.M. Holdings Ltd.........................................  32,411      19,852
National Australia Bank Ltd.................................  21,075     294,288
News Corp. Ltd..............................................  44,040     243,060
News Corp. Ltd., Preferred..................................   9,700      47,998
Pacific Dunlop Ltd..........................................  25,200      53,366
Qantas Airways Ltd..........................................  26,764      47,365
Rio Tinto Ltd...............................................   9,663     112,725
Santos Ltd..................................................   6,000      24,709
Telstra Corp., Ltd. (b).....................................  10,000      21,112
Westpac Banking Corp., Ltd..................................  34,945     223,512
WMC Ltd.....................................................  16,800      58,566
Woolworth's Ltd.............................................  12,000      40,113
                                                                     -----------
                                                                       1,917,560
                                                                     -----------

--------------------------------------------------------------------------------
30

                    GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES    VALUE
                                                             ------- -----------
BELGIUM -- 1.75%
Delhaize-Le Lion S.A........................................   2,650 $   134,463
Electrabel S.A..............................................   1,140     263,685
Fortis AG...................................................      88          12
Fortis AG Strip (b).........................................   1,018     212,387
Generale de Banque S.A......................................     220      95,746
Groupe Bruxelles Lambert S.A................................     550      79,566
Kredietbank NV..............................................     275     115,415
Kredietbank VVPR............................................      11       4,617
Petrofina S.A...............................................     530     195,616
Societe Generale de Belgique................................     750      68,622
Solvay S.A., Class A........................................   1,550      97,474
Tractebel...................................................   1,300     113,330
Tractebel Warrants "99" (b).................................     200         513
Union Miniere Group S.A. (b)................................     702      48,693
                                                                     -----------
                                                                       1,430,139
                                                                     -----------
CANADA -- 1.58%
Agrium, Inc.................................................   3,100      37,691
Alcan Aluminum Ltd..........................................   2,500      68,828
Bank of Montreal............................................   1,700      75,253
Barrick Gold Corp...........................................   1,500      27,933
Canadian National Railway Co................................   1,700      79,946
Canadian Pacific Ltd........................................   5,216     140,323
Hudson's Bay Co.............................................   2,000      44,511
Imasco, Ltd.................................................   1,200      42,345
Imperial Oil Ltd............................................   2,000     128,572
Magna International Inc., Class A...........................     700      43,826
Moore Corp., Ltd............................................   2,400      36,056
Newbridge Networks Corp. (b)................................     800      27,979
Noranda, Inc................................................   2,500      42,974
Northern Telecom Ltd........................................     400      35,539
NOVA Corp...................................................   6,900      65,572
Potash Corporation of Saskatchewan, Inc.....................     700      58,231
Royal Bank of Canada........................................   2,000     105,653
Seagram Co., Ltd............................................   1,400      45,245
TELUS Corp..................................................   3,300      73,098
TransCanada Pipelines Ltd...................................   3,400      75,788
Westcoast Energy, Inc.......................................   1,600      36,895
                                                                     -----------
                                                                       1,292,258
                                                                     -----------
FINLAND -- 0.34%
Cultor Oyj..................................................     300      16,306
Merita Ltd., Class A........................................   7,000      38,306
Metsa Serla Oyj, Class B....................................   1,800      14,048
Nokia Oyj, Class A Preferred................................   1,800     127,917
Outokumpu Oyj, Class A......................................   1,500      18,317
Sampo Insurance Co., Ltd., Series A.........................     400      13,001
The Rauma Group.............................................      83       1,296
UPM-Kymmene Corp............................................   2,200      44,035
                                                                     -----------
                                                                         273,226
                                                                     -----------

                                                              SHARES    VALUE
                                                             ------- -----------
FRANCE -- 2.75%
Accor S.A...................................................     408 $    75,843
Alcatel Alsthom.............................................     696      88,472
AXA-UAP.....................................................   1,441     111,587
AXA-UAP Rights (b)..........................................   1,291       1,267
Banque Nationale de Paris...................................   1,610      85,612
Cie Bancaire S.A............................................      23       3,728
Cie de Saint Gobain.........................................     916     130,183
Cie Financiere de Paribas...................................     900      78,241
Cie Generale des Eaux.......................................     928     129,609
Cie Generale des Eaux Warrants "01" (b).....................   1,771       1,204
Dexia France................................................     677      78,465
Elf Aquitaine S.A...........................................   1,213     141,082
France Telecom S.A. (b).....................................   3,100     112,488
Groupe Danone...............................................     250      44,673
Lafarge S.A.................................................     675      44,308
Lagardere S.C.A.............................................   2,250      74,427
LVMH........................................................       1          83
Lyonnaise des Eaux S.A......................................   1,157     128,093
Michelin, Class B...........................................   1,701      85,672
Pechiney S.A., Class A......................................   1,775      70,113
Peugeot S.A.................................................     943     118,909
Pinault-Printemps-Redoute S.A...............................     200     106,749
Rhone-Poulenc, Class A......................................   2,690     120,560
SEITA.......................................................   2,350      84,375
Societe Generale............................................     903     123,116
Thomson CSF.................................................   2,325      73,313
Total S.A., Class B.........................................   1,019     110,972
Usinor Sacilor..............................................   1,300      18,778
                                                                     -----------
                                                                       2,241,922
                                                                     -----------
GERMANY -- 5.10%
Allianz AG Holding..........................................   1,680     433,524
BASF AG.....................................................   2,500      89,261
Bayer AG....................................................   6,140     227,932
Bayerische Motoren Werke AG.................................     210     157,083
Commerzbank AG..............................................   5,050     196,596
Continental AG..............................................   4,700     105,862
Daimler-Benz AG.............................................   2,200     155,386
Deutsche Bank AG............................................   4,900     342,817
Deutsche Telekom AG.........................................  16,910     313,166
Henkel KGaA-Vorzug AG, Preferred............................   1,810     113,245
Hochtief AG.................................................   1,310      53,912
Hoechst AG..................................................   1,950      67,563
M.A.N. AG...................................................     310      89,564
Mannesmann AG...............................................     360     180,791
Metro AG....................................................   3,118     110,633
Muenchener Rueckver AG......................................     855     325,243
Muenchener Rueckver AG Warrants "98" (b)....................       3       1,819
Preussag AG.................................................     490     150,698
RWE AG......................................................   3,470     186,227
Schering AG.................................................   1,910     184,297
Siemens AG..................................................   3,770     227,487
Veba AG.....................................................   4,060     276,598
Volkswagen AG...............................................     300     167,677
                                                                     -----------
                                                                       4,157,381
                                                                     -----------

--------------------------------------------------------------------------------

                    GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES    VALUE
                                                             ------- -----------
HONG KONG -- 0.59%
Cheung Kong Holdings Ltd....................................  14,000 $    91,695
China Light & Power Co., Ltd................................   6,500      36,071
Citic Pacific Ltd...........................................   5,000      19,875
Hang Seng Bank Ltd..........................................   5,800      55,953
Hong Kong and China Gas Co., Ltd............................  30,000      58,076
Hong Kong Telecommunications Ltd............................  32,000      65,871
Hutchison Whampoa Ltd.......................................  15,000      94,083
Sun Hung Kai Properties Ltd.................................   5,000      34,845
Swire Pacific Ltd., Class A.................................   4,500      24,682
                                                                     -----------
                                                                         481,151
                                                                     -----------
ITALY -- 2.22%
Aeroporti Di Roma Spa (b)...................................   1,000      10,379
Assicurazioni Generali......................................   6,640     163,179
Banca Commerciale Italia....................................  19,000      66,090
Credito Italiano Spa........................................  35,000     107,986
Danieli & Co. Savings (Risp)................................  16,400      58,994
Edison Spa..................................................   6,000      36,311
ENI ADR (c).................................................   1,700      97,006
ENI Spa.....................................................  33,000     187,206
Fiat Spa-Priv Preferred.....................................  58,300      89,030
INA-Istituto Nazionale delle Assicurazioni..................  35,000      70,968
Instituto Mobiliare Italiano Spa............................   9,700     115,212
Italgas Spa.................................................  13,700      56,565
La Rinascente Spa...........................................  10,600      79,138
La Rinascente Spa RNC.......................................  11,000      41,062
La Rinascente Spa Warrants "99" (b).........................     550         666
Mediobanca Spa..............................................   1,800      14,141
Montedison Spa.............................................. 116,560     104,756
SAI-Savings (Risp)..........................................  10,000      44,116
Telecom Italia Mobile Spa...................................  20,000      92,362
Telecom Italia Mobile Spa RNC...............................  49,000     139,402
Telecom Italia Spa..........................................  10,111      64,622
Telecom Italia Spa RNC......................................  38,813     171,229
                                                                     -----------
                                                                       1,810,420
                                                                     -----------
JAPAN -- 5.85%
Amada Co., Ltd..............................................  10,000      37,301
Asahi Glass Co., Ltd........................................  11,000      52,451
Bank of Tokyo-Mitsubishi, Ltd...............................   9,000     124,591
Canon, Inc..................................................   8,000     187,041
Canon Sales Co., Inc........................................   3,000      34,378
Citizen Watch Co., Ltd......................................   9,000      60,565
Dai Nippon Printing Co., Ltd................................   9,000     169,583
Daiichi Pharmaceutical Co., Ltd.............................   8,000      90,444
Daikin Industries Ltd.......................................  10,000      37,839
Daiwa House Industry Co., Ltd...............................   5,000      26,533
Fanuc.......................................................   4,400     167,168
Fujitsu.....................................................   6,000      64,603
Hitachi Ltd.................................................  20,000     143,049
Honda Motor Co..............................................   3,000     110,517
Hoya Corp...................................................   1,000      31,532
Inax........................................................   7,000      20,404
Ito Yokado Co., Ltd.........................................   4,000     204,576
Kaneka Corp.................................................  10,000      45,299

                                                              SHARES    VALUE
                                                             ------- -----------
Keio Teito Electric Railway.................................  11,000 $    42,215
Kinki Nippon Railway........................................  12,000      64,326
Kirin Brewery Co., Ltd......................................  11,000      80,369
Kokuyo......................................................   3,000      51,913
Kuraray Co., Ltd............................................  12,000      99,673
Kyocera Corp................................................   1,200      54,636
Marui Co., Ltd..............................................   5,000      78,062
Matsushita Electric Industrial Co...........................  15,000     220,342
NGK Insulators..............................................  16,000     142,742
Nintendo Co., Ltd...........................................     800      78,754
Nippon Denso Co., Ltd.......................................   5,000      90,367
Nippon Meat Packers, Inc....................................   6,000      82,138
Nippon Steel Co.............................................   8,000      11,875
Okumura.....................................................  10,000      23,842
Osaka Gas Co................................................  19,000      43,545
Sankyo Co., Ltd.............................................   7,000     158,816
Secom Co., Ltd..............................................   2,000     128,283
Seino Transportation........................................   7,000      35,047
Sekisui House Ltd...........................................  15,000      96,789
Sony Corp...................................................   2,700     240,877
Sumitomo Bank...............................................  11,000     126,053
Sumitomo Chemical Co........................................  12,000      27,687
Sumitomo Electric Industries................................   8,000     109,517
Takeda Chemical Industries..................................   6,000     171,659
TDK Corp....................................................   2,000     151,356
Tokio Marine & Fire Insurance Co............................   9,000     102,442
Tokyo Electric Power........................................   2,300      42,100
Tokyo Steel Mfg.............................................   8,000      27,133
Tonen Corp..................................................   7,000      37,900
Toray Industries, Inc.......................................  36,000     161,969
Toshiba Corp................................................  24,000     100,227
Toyo Suisan Kaisha..........................................   9,000      62,573
Toyota Motor Corp...........................................   6,000     172,582
Yamazaki Baking Co., Ltd....................................   5,000      48,837
                                                                     -----------
                                                                       4,774,520
                                                                     -----------
MALAYSIA -- 0.60%
Hume Industries (Malaysia) Bhd..............................  13,000      13,626
Kuala Lumpur Kepong Bhd.....................................  26,000      55,774
Land & General Holdings Bhd.................................  18,000       3,330
Malayan Banking Bhd.........................................  14,600      42,384
Malaysia International Shipping Bhd (Frgn.).................  12,000      17,572
Nestle (Malaysia) Bhd.......................................   5,000      23,121
New Straits Times Press Bhd.................................  10,000      12,383
Perusahaan Otomobil Nasional Bhd............................   8,000       7,810
Petronas Gas Bhd............................................  10,000      22,736
Public Bank Bhd.............................................   4,800       1,492
Public Bank Bhd (Frgn.).....................................  13,999       4,819
Public Bank Bhd Rights (b)..................................     800          43
Public Bank Bhd Rights (Frgn.) (b)..........................   2,333         120
Resorts World Bhd...........................................  10,000      16,827
Rothmans of Pall Mall Bhd...................................   6,000      46,628
Sime Darby Bhd..............................................  37,000      35,550
Telekom Malaysia Bhd........................................  27,500      81,246
Tenaga Nasional Bhd.........................................  31,000      66,102
UMW Holdings Bhd............................................   6,000       4,547

--------------------------------------------------------------------------------
32

                    GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                             SHARES    VALUE
                                                            ------- -----------
MALAYSIA (CONTINUED)
United Engineers Bhd.......................................  10,000 $     8,324
YTL Corp. Bhd..............................................  15,000      20,231
YTL Power International Bhd (b)............................     800         615
                                                                    -----------
                                                                        485,280
                                                                    -----------
NETHERLANDS -- 2.24%
ABN AMRO Holdings NV.......................................   7,701     150,047
Akzo Nobel NV..............................................     300      51,734
DSM NV.....................................................       1          23
Elsevier NV................................................   8,700     140,759
Heineken NV................................................     675     117,533
Hoogovens NV...............................................     786      32,231
ING Groep NV...............................................   4,458     187,814
KLM Royal Dutch Air Lines NV...............................   1,118      41,360
KPN NV.....................................................   4,317     180,140
Philips Electronics NV.....................................   2,337     140,206
Royal Dutch Petroleum Co...................................  10,475     575,084
Unilever NV................................................   3,400     209,638
                                                                    -----------
                                                                      1,826,569
                                                                    -----------
NEW ZEALAND -- 1.56%
Brierley Investments Ltd................................... 266,700     190,493
Carter Holt Harvey Ltd.....................................  91,600     141,491
Fletcher Challenge Building................................  30,350      62,037
Fletcher Challenge Energy..................................  33,950     118,880
Fletcher Challenge Forests Ltd.............................  58,095      48,242
Fletcher Challenge Paper...................................  53,600      70,032
Lion Nathan Ltd............................................  15,000      33,623
Telecom Corp. of New Zealand Ltd. ADS (c).................. 125,700     609,500
                                                                    -----------
                                                                      1,274,298
                                                                    -----------
SINGAPORE -- 0.72%
City Developments Ltd......................................   7,000      32,404
DBS Land Ltd...............................................  14,000      21,436
Development Bank of Singapore Ltd..........................   7,000      59,822
Elec & Eltek International Co., Ltd........................   2,200      10,076
Fraser & Neave Ltd.........................................   3,000      12,997
Hotel Properties Ltd.......................................  25,000      16,320
Keppel Corp., Ltd..........................................   7,750      22,261
Keppel Land Ltd............................................   9,000      12,392
NatSteel Ltd...............................................   7,000       9,472
Oversea-Chinese Banking Corp. Ltd..........................  12,600      73,282
Singapore Airlines Ltd. (Frgn.)............................  13,000      84,866
Singapore Press Holdings Ltd. (Frgn.)......................   3,000      37,567
Singapore Telecommunications, Ltd..........................  61,000     113,674
United Overseas Bank Ltd. (Frgn.)..........................  13,000      72,136
Wing Tai Holdings Ltd......................................   8,000       9,353
                                                                    -----------
                                                                        588,058
                                                                    -----------
SPAIN -- 1.21%
Acerinox S.A...............................................     125      18,510
Banco Bilbao-Vizcaya S.A...................................   3,375     109,164
Banco Central Hispanoamericano.............................   2,550      62,069
Banco Popular Espanol S.A..................................   1,200      83,847
Banco Santander S.A........................................   2,700      90,165
Empresa National de Electridad S.A.........................   7,050     125,116

                                                             SHARES    VALUE
                                                            ------- -----------
Fomento de Construcciones y Contratas S.A..................   1,500 $    57,079
Gas Natural SDG S.A........................................   1,200      62,197
Iberdrola S.A..............................................   6,675      87,806
Mapfre Corp................................................   1,200      31,807
Repsol S.A.................................................   1,725      73,563
Tabacalera S.A.............................................     200      16,205
Telefonica de Espana.......................................   4,050     115,585
Vallehermoso S.A...........................................     900      27,575
Viscofan Envolturas Celulosicas S.A........................   1,100      27,605
                                                                    -----------
                                                                        988,293
                                                                    -----------
SWEDEN -- 0.88%
ABB AB, A Shares...........................................   3,000      35,541
Astra AB, A Shares.........................................   7,000     121,304
Electrolux AB, B Shares....................................     500      34,721
Hennes & Mauritz AB, B Shares..............................   1,700      74,988
Nordbanken Holding AB......................................  16,100      91,106
Securitas AB, B Shares.....................................   1,300      39,321
Skanska AB, B Shares.......................................     900      36,921
Svenska Handelsbanken, A Shares............................   1,400      48,433
Swedish Match AB...........................................  22,400      74,812
Telefonaktiebolaget LM Ericsson, B Shares..................   2,400      90,288
Volvo AB, B Shares.........................................   2,600      69,796
                                                                    -----------
                                                                        717,231
                                                                    -----------
SWITZERLAND -- 2.54%
ABB AG (Bearer)............................................      41      51,895
Alusuisse-Lonza Holdings AG (Reg.).........................       1         240
CS Holdings AG (Reg.)......................................   1,337     207,081
Holderbank Financiere Glarus, B Shares.....................      74      60,474
Nestle S.A. (Reg.).........................................     160     240,121
Novartis AG (Reg.).........................................     337     547,297
Roche Holding AG (Gen.)....................................      37     372,918
Sairgroup (b)..............................................      36      49,362
Schweizerische Lebensversicherungs-und Rentenastalt........      82      64,482
Sulzer AG..................................................      65      41,266
Swiss Reinsurance Co. (Reg.)...............................      97     181,684
UBS (Bearer)...............................................      88     126,697
Zurich Versicherungs (Reg.)................................     266     126,808
                                                                    -----------
                                                                      2,070,325
                                                                    -----------
UNITED KINGDOM -- 11.41%
Abbey National PLC.........................................  10,750     192,978
Barclays PLC...............................................   6,000     159,737
Bass PLC...................................................   6,100      94,800
B.A.T. Industries PLC......................................  49,750     453,501
BG PLC.....................................................  52,709     237,633
Billiton PLC (b)...........................................  39,000     100,107
Booker PLC.................................................  23,870     125,683
British Energy PLC.........................................  25,250     175,742
British Petroleum Co. PLC..................................  29,655     390,358
British Sky Broadcasting Group PLC.........................  13,000      97,540
British Steel PLC..........................................  37,750      81,059
British Telecommunications PLC.............................  46,020     362,329
BTR PLC....................................................  22,000      66,606
Cable & Wireless PLC.......................................  11,000      96,833

--------------------------------------------------------------------------------

                    GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                             SHARES    VALUE
                                                            ------- -----------
UNITED KINGDOM (CONTINUED)
Cadbury Schweppes PLC......................................  18,000 $   181,703
Centrica PLC (b)...........................................  44,620      65,709
Charter PLC................................................   9,422     116,118
Coats Viyella PLC..........................................  41,250      61,765
Diageo PLC.................................................  21,720     199,956
FKI PLC....................................................  50,405     158,410
General Electric Co. PLC...................................  44,320     287,688
Glaxo Wellcome PLC.........................................  26,620     630,733
Greenalls Group PLC........................................  13,000      93,690
Hanson PLC.................................................  17,750      79,331
Hillsdown Holdings PLC.....................................  52,000     126,631
House of Fraser PLC........................................  57,250     189,342
HSBC Holdings PLC..........................................  11,000     282,353
Inchcape PLC...............................................  26,000      69,733
Legal & General Group PLC..................................  25,250     221,028
Lloyds TSB Group PLC.......................................  38,220     494,926
Marks & Spencer PLC........................................  30,120     296,864
Mirror Group PLC...........................................  53,000     170,053
National Westminster Bank PLC..............................  10,350     172,344
Northern Foods PLC.........................................  28,500     123,801
Peninsular & Oriental Steam Navigation Co..................  19,000     216,495
Reckitt & Colman PLC.......................................   5,635      88,547
Reuters Holdings PLC.......................................  11,000     120,362
Rio Tinto PLC..............................................  12,020     148,136
RJB Mining PLC.............................................  27,500      57,466
Royal & Sun Alliance Insurance Group PLC...................  16,779     169,239
Scottish Hydro-Electric PLC................................  12,650     104,489
Sears PLC..................................................  68,250      59,519
Sedgwick Group PLC.........................................  49,000     114,488
SmithKline Beecham PLC.....................................  28,350     290,614
Smurfit (Jefferson) Group PLC..............................  41,196     114,556
Tate & Lyle PLC............................................  14,000     115,409
Tesco PLC..................................................  20,250     164,932
Thames Water PLC...........................................  13,500     201,362
The Great Universal Stores PLC.............................  15,750     198,770
Unilever PLC...............................................  13,000     111,444
Vodafone Group PLC.........................................  26,700     192,864
Williams PLC...............................................  32,750     182,139
                                                                    -----------
                                                                      9,307,915
                                                                    -----------
Total Non-U.S. Equities....................................          35,636,546
                                                                    -----------
Total Equities (Cost $65,891,370)..........................          74,583,793
                                                                    -----------

                                                            FACE
                                                           AMOUNT      VALUE
                                                         ---------- -----------
Short-Term Investments -- 8.78%
U.S. GOVERNMENT OBLIGATIONS -- 0.73%
U.S. Treasury Bills 5.420%, due 05/28/98................ $  605,000 $   592,143
                                                                    -----------
COMMERCIAL PAPER -- 8.05%
Case Credit Corp.
 6.030%, due 03/10/98...................................    500,000     494,305
Nabisco, Inc.
 6.700%, due 01/05/98...................................    500,000     499,628
Praxair, Inc.
 6.550%, due 01/02/98...................................  2,000,000   2,000,364
Vastar Resources, Inc.
 7.100%, due 01/02/98...................................  3,574,000   3,573,295
                                                                    -----------
                                                                      6,567,592
                                                                    -----------
Total Short-Term Investments
 (Cost $7,159,869)......................................              7,159,735
                                                                    -----------
Total Investments
 (Cost $73,051,239) -- 100.22% (a)......................             81,743,528
                                                                    -----------
Liabilities, less cash and other
 assets -- (0.22%)......................................               (181,101)
                                                                    -----------
Net Assets -- 100%......................................            $81,562,427
                                                                    ===========

See accompanying notes to schedule of investments.
--------------------------------------------------------------------------------
34

                    GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $73,051,239; and net unrealized appreciation consisted of:

      Gross unrealized appreciation................................ $13,188,118
      Gross unrealized depreciation................................  (4,495,829)
                                                                    -----------
        Net unrealized appreciation................................ $ 8,692,289
                                                                    ===========

(b) Non-income producing security.
(c) Denominated in U.S. dollars.

FORWARD FOREIGN CURRENCY CONTRACTS (NOTE 4)

The Global Equity Fund had the following open forward foreign currency contracts as of December 31, 1997:

                                        SETTLEMENT    LOCAL     CURRENT   UNREALIZED
                                           DATE     CURRENCY     VALUE    GAIN/(LOSS)
                                        ---------- ----------- ---------- -----------
FORWARD FOREIGN CURRENCY BUY CONTRACTS
Canadian Dollar........................   6/3/98     1,050,000 $  736,496  $ (5,921)
Danish Kroner..........................   6/3/98     2,700,000    397,236    (5,839)
Dutch Guilder..........................   6/3/98       900,000    447,937    (6,608)
French Franc...........................   6/3/98     5,100,000    855,042   (12,689)
Japanese Yen...........................   6/3/98   376,000,000  2,959,420     9,634
Swedish Krona..........................   6/3/98     7,900,000    999,249   (17,194)
Swiss Franc............................   6/3/98     1,600,000  1,116,321   (24,093)
FORWARD FOREIGN CURRENCY SALE CONTRACTS
Australian Dollar......................   6/3/98     1,150,000    752,091    29,219
Belgian Franc..........................   6/3/98    32,000,000    871,117    11,471
British Pound..........................   6/3/98     2,800,000  4,573,295    78,785
German Mark............................   6/3/98     1,000,000    560,991     9,388
Hong Kong Dollar.......................   2/5/98     3,600,000    463,395       373
Japanese Yen...........................   6/3/98   119,000,000    936,625    13,854
Swedish Krona..........................   6/3/98     7,900,000    999,249    23,869
                                                                           --------
   Total...............................                                    $104,249
                                                                           ========

FUTURES CONTRACTS (NOTE 5)

The Global Equity Fund had the following open index futures contracts as of December 31, 1997:

                                          SETTLEMENT                CURRENT    UNREALIZED
                                             DATE      PROCEEDS      VALUE        GAIN
                                          ---------- ------------ ------------ ----------
INDEX FUTURES SALE CONTRACTS
Standard & Poor's 500, 48 contracts...... March 1998 $ 11,916,264 $ 11,749,200 $ 167,064

The market value of investments pledged to cover margin requirements for the open positions at December 31, 1997 was $592,143.

              See accompanying notes to the financial statements.
--------------------------------------------------------------------------------

                    GLOBAL EQUITY FUND -- FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997 (UNAUDITED)

ASSETS:
 Investments, at value (Cost $73,051,239) (Note 1)................. $81,743,528
 Cash..............................................................      86,370
 Foreign currency, at value (Cost $382,196)........................     377,629
 Receivables:
  Investment securities sold.......................................     395,917
  Dividends........................................................     199,603
  Fund shares sold.................................................      20,275
  Variation margin (Note 5)........................................       1,752
  Net unrealized appreciation on forward foreign currency con-
   tracts..........................................................     104,065
 Other assets......................................................      46,146
                                                                    -----------
    TOTAL ASSETS...................................................  82,975,285
                                                                    -----------
LIABILITIES:
 Payables:
  Investment securities purchased..................................   1,259,960
  Investment advisory fees (Note 2)................................      49,655
  Accrued expenses.................................................     103,243
                                                                    -----------
    TOTAL LIABILITIES..............................................   1,412,858
                                                                    -----------
NET ASSETS......................................................... $81,562,427
                                                                    ===========
NET ASSETS CONSIST OF:
 Paid in capital (Note 8).......................................... $70,388,858
 Accumulated undistributed net investment income...................     163,736
 Accumulated net realized gain.....................................   2,047,204
 Net unrealized appreciation.......................................   8,962,629
                                                                    -----------
    NET ASSETS..................................................... $81,562,427
                                                                    ===========
OFFERING PRICE PER SHARE:
 Brinson Class I:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $17,948,691 and 1,579,621 shares issued
   and outstanding) (Note 8)....................................... $     11.36
                                                                    ===========
 Brinson Class N:
  Net asset value, offering price and redemption price per share
   (Based on net assets of
   $977 and 86 shares issued and outstanding) (Note 8)............. $     11.36
                                                                    ===========
 SwissKey Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $63,612,759 and 5,608,122 shares issued
   and outstanding) (Note 8)....................................... $     11.34
                                                                    ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
36

                    GLOBAL EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)

INVESTMENT INCOME:
 Dividends (net of $66,048 for foreign taxes withheld)............ $   816,558
 Interest.........................................................     189,569
                                                                   -----------
    TOTAL INCOME..................................................   1,006,127
                                                                   -----------
EXPENSES:
 Advisory (Note 2)................................................     374,636
 Distribution (Note 7)............................................     254,282
 Custodian........................................................      12,878
 Other............................................................      91,731
                                                                   -----------
    TOTAL EXPENSES................................................     733,527
    Expenses deferred by Advisor (Note 2).........................     (12,446)
                                                                   -----------
    NET EXPENSES..................................................     721,081
                                                                   -----------
    NET INVESTMENT INCOME ........................................     285,046
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments.....................................................   6,732,546
  Futures contracts...............................................  (1,530,284)
  Foreign currency transactions...................................    (114,366)
                                                                   -----------
    Net realized gain.............................................   5,087,896
                                                                   -----------
 Change in net unrealized appreciation or depreciation on:
  Investments and foreign currency................................  (8,123,416)
  Futures contracts...............................................     470,554
  Forward contracts...............................................     105,523
  Translation of other assets and liabilities denominated in for-
   eign currency..................................................         893
                                                                   -----------
    Change in net unrealized appreciation or depreciation.........  (7,546,446)
                                                                   -----------
Net realized and unrealized loss..................................  (2,458,550)
                                                                   -----------
Net decrease in net assets resulting from operations.............. $(2,173,504)
                                                                   ===========


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    GLOBAL EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      YEAR
                                                SIX MONTHS ENDED     ENDED
                                                DECEMBER 31, 1997   JUNE 30,
                                                   (UNAUDITED)        1997
                                                ----------------- ------------
OPERATIONS:
 Net investment income.........................    $   285,046    $    960,262
 Net realized gain.............................      5,087,896       5,232,778
 Change in net unrealized appreciation or
  depreciation.................................     (7,546,446)     10,619,517
                                                   -----------    ------------
 Net increase (decrease) in net assets result-
  ing from operations..........................     (2,173,504)     16,812,557
                                                   -----------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income:
 Brinson Class I...............................       (148,933)       (425,929)
 Brinson Class N...............................             (8)            --
 SwissKey Class................................       (308,930)       (253,945)
Distributions from net realized gain:
 Brinson Class I...............................     (1,266,777)     (3,076,886)
 Brinson Class N...............................            (82)            --
 SwissKey Class................................     (5,307,194)     (3,396,000)
                                                   -----------    ------------
 Total distributions to shareholders...........     (7,031,924)     (7,152,760)
                                                   -----------    ------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold...................................     26,867,326      42,520,630
 Shares issued on reinvestment of distribu-
  tions........................................      6,217,910       6,711,937
 Shares redeemed...............................    (52,052,229)     (9,295,598)
                                                   -----------    ------------
 Net increase (decrease) in net assets result-
  ing from capital share transactions (Note 8).    (18,966,993)     39,936,969
                                                   -----------    ------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS....    (28,172,421)     49,596,766
                                                   -----------    ------------
NET ASSETS:
 Beginning of year.............................    109,734,848      60,138,082
                                                   -----------    ------------
 End of year (including accumulated undistrib-
  uted net investment income of $163,736 and
  $336,561, respectively)......................    $81,562,427    $109,734,848
                                                   ===========    ============


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
38

                    GLOBAL EQUITY FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                          SIX MONTHS ENDED    YEAR ENDED JUNE 30,      JANUARY 28, 1994*
                          DECEMBER 31, 1997 -------------------------       THROUGH
BRINSON CLASS I              (UNAUDITED)     1997     1996     1995      JUNE 30, 1994
--------------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period.........       $ 12.76      $ 11.57  $  9.93  $  9.49       $ 10.00
                               -------      -------  -------  -------       -------
 Income from investment
  operations:
  Net investment income.          0.14         0.16     0.18     0.18          0.07
  Net realized and
   unrealized gain
   (loss)...............         (0.37)        2.14     2.29     0.39         (0.54)
                               -------      -------  -------  -------       -------
    Total income (loss)
     from investment
     operations.........         (0.23)        2.30     2.47     0.57         (0.47)
                               -------      -------  -------  -------       -------
Less distributions:
  Distributions from net
   investment income....         (0.12)       (0.12)   (0.14)   (0.04)        (0.04)
  Distributions from and
   in excess of net
   realized gain........         (1.05)       (0.99)   (0.69)   (0.09)          --
                               -------      -------  -------  -------       -------
    Total distributions.         (1.17)       (1.11)   (0.83)   (0.13)        (0.04)
                               -------      -------  -------  -------       -------
Net asset value, end of
 period.................       $ 11.36      $ 12.76  $ 11.57  $  9.93       $  9.49
                               =======      =======  =======  =======       =======
Total return (non-
 annualized)............         (1.68)%      21.26%   25.66%    6.06%        (4.70)%
Ratios/Supplemental data
 Net assets, end of pe-
  riod (in 000s)........       $17,949      $48,054  $27,126  $20,706       $20,642
 Ratio of expenses to
  average net assets:
  Before expense
   reimbursement........          1.03%**      1.25%    1.77%    2.06%         2.65%**
  After expense
   reimbursement........          1.00%**      1.00%    1.00%    1.00%         1.00%**
 Ratio of net investment
  income to average net
  assets:
  Before expense
   reimbursement........          1.18%**      1.35%    0.57%    0.71%         0.24%**
  After expense
   reimbursement........          1.21%**      1.60%    1.34%    1.77%         1.89%**
 Portfolio turnover
  rate..................            26%          32%      74%      36%           21%
 Average commission rate
  paid per share........       $0.0308      $0.0246  $0.0288      N/A           N/A

*  Commencement of investment operations
** Annualized
N/A = Not applicable


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    GLOBAL EQUITY FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                              SIX MONTHS ENDED
                             DECEMBER 31, 1997*
BRINSON CLASS N                 (UNAUDITED)
-----------------------------------------------
Net asset value, beginning
 of period..................      $ 12.76
                                  -------
 Income from investment op-
  erations:
  Net investment income.....         0.06
  Net realized and
   unrealized gain..........        (0.31)
                                  -------
    Total loss from invest-
     ment operations........        (0.25)
                                  -------
 Less distributions:
  Distributions from and in
   excess of net investment
   income...................        (0.10)
  Distributions from net re-
   alized gain..............        (1.05)
                                  -------
    Total distributions.....        (1.15)
                                  -------
Net asset value, end of pe-
 riod.......................      $ 11.36
                                  =======
Total return (non-
 annualized)................        (1.87)%
Ratios/Supplemental data
 Net assets, end of period
  (in 000s).................      $     1
 Ratio of expenses to aver-
  age net assets:
  Before expense reimburse-
   ment.....................         1.28%**
  After expense reimburse-
   ment.....................         1.25%**
 Ratio of net investment in-
  come to average net as-
  sets:
  Before expense reimburse-
   ment.....................         0.84%**
  After expense reimburse-
   ment.....................         0.87%**
 Portfolio turnover rate....           26%
 Average commission rate
  paid per share............      $0.0308

* Commencement of Brinson Class N was June 30, 1997.
** Annualized


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
40

                    GLOBAL EQUITY FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                    SIX MONTHS
                                       ENDED           YEAR      JULY 31, 1995*
                                 DECEMBER 31, 1997     ENDED        THROUGH
SWISSKEY CLASS                      (UNAUDITED)    JUNE 30, 1997 JUNE 30, 1996
-------------------------------------------------------------------------------
Net asset value, beginning of
 period.........................      $ 12.73         $ 11.57       $ 10.35
                                      -------         -------       -------
 Income from investment opera-
  tions:
  Net investment gain (loss)....         0.02            0.08         (0.01)
  Net realized and unrealized
   gain (loss)..................        (0.30)           2.13          1.93
                                      -------         -------       -------
    Total income from investment
     operations.................        (0.28)           2.21          1.92
                                      -------         -------       -------
 Less distributions:
  Distributions from net invest-
   ment income..................        (0.06)          (0.06)        (0.01)
  Distributions from net real-
   ized gain....................        (1.05)          (0.99)        (0.69)
                                      -------         -------       -------
    Total distributions.........        (1.11)          (1.05)        (0.70)
                                      -------         -------       -------
Net asset value, end of period..      $ 11.34         $ 12.73       $ 11.57
                                      =======         =======       =======
Total return (non-annualized)...        (2.11)%         20.34%        19.25%
Ratios/Supplemental data
 Net assets, end of period (in
  000s).........................      $63,613         $61,680       $33,012
 Ratio of expenses to average
  net assets:
  Before expense reimbursement..         1.78%**         2.00%         2.53%**
  After expense reimbursement...         1.76%**         1.75%         1.76%**
 Ratio of net investment income
  (loss) to average net assets:
  Before expense reimbursement..         0.35%**         0.60%        (0.19)%**
  After expense reimbursement...         0.37%**         0.85%         0.58%**
 Portfolio turnover rate........           26%             32%           74%
 Average commission rate paid
  per share.....................      $0.0308         $0.0246       $0.0288

*  Commencement of SwissKey Class
** Annualized


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Global Bond Fund

--------------------------------------------------------------------------------

The Global Bond Fund is actively managed, providing a fully integrated treatment of the U.S. and other major fixed income markets across the world. This global approach takes full advantage of relationships both within and across markets, based on consistent analysis of macroeconomic and market conditions. Market and currency strategies are developed in a global asset allocation framework, in conjunction with senior fixed income professionals in our offices worldwide.

The Brinson Global Bond Fund has provided an annualized return of 6.84% since its performance inception on July 31, 1993, outperforming the 6.46% return of its benchmark, the Salomon World Government Bond Index. The Fund's annualized volatility of 4.20% was below the benchmark volatility of 5.35% over this period. For the year ended December 31, 1997, the Fund returned 1.63%, compared to the benchmark return of 0.24%.

The sustained strength in global bond markets which began late in 1994 continued during 1997 (the Salomon Index returned a total of 41.90% in dollar-hedged terms in the three years ending December 31, 1997). In most economies inflation was lower than had been expected at the start of the year, and investors became more willing to believe that it would remain low (particularly in light of the economic turmoil in Asia late in the year). In this benign environment long yields fell, even though some central banks raised short-term interest rates.

Market allocation strategies contributed positively to relative Fund performance in 1997. The portfolio move from a neutral to an overweight position in U.S. bonds in February, maintained through the end of the year, had little effect overall on performance. The Fund benefited in particular from the timing of its exposure to Australia, from its underweighting of France, and from its overweighting of Denmark.

Bond selection strategies within markets detracted slightly from performance overall. Positive returns in the U.S., due to successful issue selection, were more than offset by the impact of the short duration strategy in Japan. As bond prices rose during the year, we lowered duration across markets (U.S. duration was lowered from 1.3 times to equal to the index average in the middle of the year). At the end of the year, duration was 0.5 times the index average in Japan, 0.9 times the index in most other markets, and equal to the index in Denmark, Sweden and the U.S.

Currency allocation was the largest source of Fund outperformance of the benchmark in 1997. All the main non-U.S. currencies lost value against the dollar. The Japanese yen fell by 15.2%, the Deutschemark by 16.2%, and the U.K. pound by 2.8%. Defensive underweightings of the yen and of European currencies in the first part of the year, and the resultant position in the U.S. dollar, were extremely successful, while underweighting the U.K. pound detracted from performance. The scale of most positions was sharply reduced as non-U.S. currencies fell to and below fair value.

 Global Bond Fund

--------------------------------------------------------------------------------



Total Return


                                     6 months    1 year    3 years     7/31/93*
                                      ended      ended      ended        to
                                     12/31/97   12/31/97   12/31/97   12/31/97
-------------------------------------------------------------------------------
Brinson Global Bond Fund               1.00%      1.63%     10.15%      6.84%
Salomon World Government Bond Index    1.49       0.24       7.34       6.46
-------------------------------------------------------------------------------

*Performance inception date of the Brinson Global Bond Fund.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns.

  Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson Global Bond Fund and the Salomon World Government Bond Index if you had invested $1,000,000 on July 31, 1993, and had reinvested all your income dividends and capital gain distributions through December 31, 1997. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Global Bond Fund
vs. Salomon World Government Bond Index
Wealth Value with Dividends Reinvested

               [CHART REFLECTING DATA LISTED BELOW APPEARS HERE]

            Branson Global    Salomon World
              Bond Fund           Index
 7/31/93         1000000          1000000
 8/31/93         1019000          1030100
 9/30/93      1022009.85       1042358.19
10/31/93      1032059.11       1040586.18
11/30/93      1023014.78       1033198.02
12/31/93      1038591.13       1041928.54
 1/31/94      1045817.91       1050263.97
 2/28/94      1021040.39       1043437.25
 3/31/94      1007619.23       1041976.44
 4/30/94      1002457.25       1043122.62
 5/31/94       994198.07       1033943.14
 6/30/94       992146.28       1048831.92
 7/31/94       999418.56       1057222.57
 8/31/94      1000457.45        1053522.3
 9/30/94      1001496.35       1061107.66
10/31/94      1005651.94       1078085.38
11/30/94      1003574.14        1063207.8
12/31/94      1002396.01       1066184.78
 1/31/95      1012826.77       1088574.66
 2/28/95      1030559.06       1116442.17
 3/31/95      1044119.05       1182758.84
 4/30/95      1069152.87       1204639.88
 5/31/95      1106703.61       1238610.72
 6/30/95      1104637.55       1245918.53
 7/31/95      1122711.51       1248908.73
 8/31/95      1134406.42       1205946.27
 9/30/95      1148227.68       1232838.87
10/31/95      1167364.81       1241961.88
11/30/95      1190754.63       1255996.05
12/31/95      1206118.72       1269184.01
 1/31/96      1212149.31       1253573.04
 2/29/96      1200088.13       1247179.82
 3/31/96       1204912.6       1245433.77
 4/30/96      1216973.79       1240452.03
 5/31/96      1220592.15       1240700.12
 6/30/96      1231653.49       1250501.66
 7/31/96      1243920.96       1274511.29
 8/31/96      1253734.93       1279481.88
 9/30/96      1274589.62       1284727.76
10/31/96      1301578.04       1308752.17
11/30/96      1326112.97       1326027.69
12/31/96      1318299.16       1315286.87
 1/31/97      1297657.74       1280168.71
 2/28/97      1299033.83       1270567.45
 3/31/97       1279768.5       1260911.13
 4/30/97      1272888.02       1249815.11
 5/31/97      1310042.59       1283810.09
 6/30/97      1326555.74       1299087.43
 7/31/97      1321051.35       1288954.54
 8/31/97      1316923.07       1288181.17
 9/30/97      1343068.88       1315619.43
10/31/97      1360958.11       1342984.31
11/30/97      1343068.88       1322436.65
12/31/97      1339835.05       1318469.34

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 Global Bond Fund

--------------------------------------------------------------------------------

Asset Allocation
As of December 31, 1997 (Unaudited)

                                                   Current
                                       Benchmark   Strategy
------------------------------------------------------------
U.S.                                     34.4%      40.4%
Japan                                    18.5        5.0
Australia                                 0.9        4.1
Austria                                   0.9        0.0
Belgium                                   2.4        0.0
Canada                                    3.3        6.2
Denmark                                   1.5        6.3
Finland                                   0.6        0.0
France                                    7.3        2.2
Germany                                   8.8       13.1
Ireland                                   0.4        0.0
Italy                                     6.7        3.2
Netherlands                               2.9        5.2
Spain                                     2.8        3.7
Sweden                                    1.6        1.6
Switzerland                               0.5        0.0
U.K.                                      6.5        9.0
------------------------------------------------------------
                                        100.0%     100.0%


Currency Allocation
As of December 31, 1997 (Unaudited)
                                                   Current
                                       Benchmark   Strategy
------------------------------------------------------------
U.S.                                     34.4%      41.9%
Japan                                    18.5       14.5
Australia                                 0.9        0.9
Austria                                   0.9        0.9
Belgium                                   2.4        2.4
Canada                                    3.3        3.3
Denmark                                   1.5        1.5
Finland                                   0.6        0.6
France                                    7.3        7.3
Germany                                   8.8        8.8
Ireland                                   0.4        0.4
Italy                                     6.7        6.7
Netherlands                               2.9        2.9
Spain                                     2.8        2.8
Sweden                                    1.6        1.6
Switzerland                               0.5        0.5
U.K.                                      6.5        3.0
------------------------------------------------------------
                                        100.0%     100.0%

 Industry Diversification
As a Percent of Net Assets
As of December 31, 1997 (Unaudited)
----------------------------------------------------------------

U.S. BONDS
Corporate Bonds
 Asset-Backed...........................................   2.54%
 CMO....................................................   2.19
 Consumer...............................................   1.02
 Financial..............................................   2.67
 Industrial.............................................   2.82
 Transportation.........................................    .35
                                                         ------
                                                          11.59
                                                         ------
 International Dollar Bonds.............................   4.58
 U.S. Government Agencies...............................   9.61
 U.S. Government Obligations............................   9.91
                                                         ------
    Total U.S. Bonds....................................  35.69
                                                         ------
NON-U.S. BONDS
Foreign Financial Bonds.................................   7.91
Foreign Government Bonds................................  47.07
                                                         ------
    Total Non-U.S. Bonds................................  54.98
                                                         ------
SHORT-TERM INVESTMENTS..................................   9.08
                                                         ------
    TOTAL INVESTMENTS...................................  99.75

CASH AND OTHER ASSETS,
 LESS LIABILITIES.......................................   0.25
                                                         ------
    NET ASSETS.......................................... 100.00%
                                                         ======
-------------------------------------------------------

                    GLOBAL BOND FUND--SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                           FACE
                                                          AMOUNT       VALUE
                                                        ----------- -----------
Bonds -- 90.67%
U.S. BONDS -- 35.69%
U.S. CORPORATE BONDS -- 11.59%
Aid Jordan
 8.750%, due 09/01/19.................................. $   193,941 $   237,638
Bear Stearns Mortgage Securities, Inc.
 96-7A4 6.000%, due 01/28/09...........................     200,000     193,578
Capital One Bank
 6.830%, due 05/17/99..................................     200,000     201,386
Chase Manhattan Auto Owner Trust
 96C-A4 6.150%, due 03/15/02...........................     125,000     125,196
Continental Airlines, Inc. 97-4A
 6.900%, due 01/02/18..................................     210,000     209,969
Countrywide Capital, Inc.
 8.000%, due 12/15/26..................................     250,000     265,286
Donaldson Lufkin & Jenrette FRN
 6.700%, due 06/30/00..................................     375,000     379,599
First Bank Corporate Card Master Trust
 97-1A 6.400%, due 02/15/03............................     240,000     241,949
First Union Lehman Brothers
 97-C2 A2 6.600%, due 05/18/07.........................     240,000     242,225
First USA Credit Card Master Trust
 97-6A 6.420%, due 03/17/05............................     240,000     242,750
Ford Credit Grantor Trust 95-B
 5.900%, due 10/15/00..................................      36,823      36,783
GE Capital Mtg. Services, Inc. 94-7
 Class A12, 6.000%, due 02/25/09.......................     332,540     323,678
Lockheed Martin Corp.
 7.700%, due 06/15/08..................................     125,000     135,775
Metlife Funding
 6.850%, due 05/20/08..................................     225,000     231,830
News America Holdings
 7.750%, due 12/01/45..................................     275,000     286,305
PNC Mortgage Securities Corp.
 94-3A8 7.500%, due 07/25/24...........................     190,000     196,263
Premier Auto Trust
 96-3A 6.750%, due 11/06/00............................     475,000     480,225
Prudential Home Mortgage Securities
 96-7 Cl A4 6.750%, due 06/25/11.......................     150,000     150,186
 93-43 A9 6.750%, due 10/25/23.........................     220,433     217,362
Residential Asset Securitization Trust
 97-A 11 P4 7.000%, due 12/25/27.......................     260,000     260,813
Salomon, Inc.
 6.500%, due 03/01/00..................................     300,000     301,597
Structured Mortgage Asset Residential Trust 93-5C CI
 7.150%, due 03/25/23..................................     925,000     931,114
The Money Store 94-A3
 5.525%, due 09/15/18..................................      68,226      67,309
Time Warner, Inc.
 7.570%, due 02/01/24..................................     315,000     330,182
UCFC Home Equity Loan 97-C,
 Class A8, 6.325%, FRN, due 09/15/27...................     171,081     170,939
USA Waste Services
 7.000%, due 10/01/04..................................     300,000     306,791
World Omni Automobile Lease
 Securitization Trust
 6.850%, due 06/25/03..................................     255,000     256,877
                                                                    -----------
                                                                      7,023,605
                                                                    -----------

                                                           FACE
                                                          AMOUNT       VALUE
                                                        ----------- -----------
INTERNATIONAL DOLLAR BONDS -- 4.58%
Banco Santiago S.A.
 7.000%, due 07/18/07.................................. $   400,000 $   401,086
Banque Centrale de Tunisie
 8.250%, due 09/19/27..................................     400,000     364,076
DR Investments 144A
 7.450%, due 05/15/07..................................     455,000     480,903
Empresa National Electric
 7.875%, due 10/01/2097................................     500,000     484,230
Pan Pacific Industry PLC 144A
 0.000%, due 04/28/07..................................     715,000     352,868
Province of Quebec
 7.500%, due 07/15/23..................................     235,000     253,386
Republic of South Africa
 9.625%, due 12/15/99..................................     125,000     129,375
Royal Bank of Scotland 7.375%,
 Resettable Perpetual Preferred........................     300,000     311,462
                                                                    -----------
                                                                      2,777,386
                                                                    -----------
U.S. GOVERNMENT AGENCIES -- 9.61%
Federal Home Loan Mortgage Corp.
 7.000%, due 10/15/13..................................      68,215      69,666
 7.500%, due 01/15/23..................................      78,941      82,895
 7.238%, due 05/01/26..................................      56,787      58,810
Federal Home Loan Mortgage Corp. Gold 8.000%, due
 05/01/23..............................................      93,222      96,456
 9.000%, due 03/01/24..................................     264,889     286,072
 9.500%, due 04/01/25..................................      23,409      25,004
Federal National Mortgage Association
 7.875%, due 02/24/05..................................     500,000     553,431
 6.220%, due 03/13/06..................................     150,000     151,461
 9.000%, due 08/01/21..................................      24,591      26,417
 8.500%, due 07/01/22..................................      18,885      20,005
 7.500%, due 05/18/25..................................     250,000     255,318
 6.500%, due 03/01/26..................................      74,623      73,644
 6.500%, due 12/01/26 TBA..............................   2,325,000   2,294,484
 6.175%, due 10/01/27..................................     197,990     197,733
Federal National Mortgage Association Strips
 8.000%, due 07/01/24 interest only....................       1,019         237
 0.000%, due 04/01/27 principal only...................     405,375     307,842
 0.000%, due 07/01/27 principal only...................     169,691     126,898
Government National Mortgage Association
 7.500%, due 08/15/23..................................     108,615     111,228
 7.000%, due 08/15/24..................................     502,936     508,221
 7.000%, due 07/15/25..................................      69,491      70,077
Tennessee Valley Authority
 6.375%, due 06/15/05..................................     500,000     510,197
                                                                    -----------
                                                                      5,826,096
                                                                    -----------
U.S. GOVERNMENT OBLIGATIONS -- 9.91%
U.S. Treasury Notes and Bonds
 6.625%, due 07/31/01..................................     730,000     750,760
 7.000%, due 07/15/06..................................     650,000     701,797
 8.125%, due 05/15/21..................................     375,000     472,500
 6.000%, due 06/03/99..................................   2,785,000   2,798,925
 5.875%, due 08/31/99..................................     385,000     386,203

--------------------------------------------------------------------------------

                    GLOBAL BOND FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                           FACE
                                                          AMOUNT      VALUE
                                                       ----------- -----------
U.S. Treasury Principal Strip
 0.000%, due 08/15/03................................. $ 1,235,000 $   896,610
                                                                   -----------
                                                                     6,006,795
                                                                   -----------
Total U.S. Bonds......................................              21,633,882
                                                                   -----------
NON-U.S. BONDS -- 54.98%
AUSTRALIA -- 3.78%
Government of Australia
 7.000%, due 04/15/00 .............................AUD     800,000     539,464
 9.750%, due 03/15/02.................................     760,000     570,084
Queensland Treasury Corp.-Global Bond
 8.000%, due 05/14/03.................................     980,000     701,229
 6.500%, due 06/14/05.................................     730,000     482,148
                                                                   -----------
                                                                     2,292,925
                                                                   -----------
CANADA -- 5.75%
British Columbia
 7.750%, due 06/16/03 .............................CAD   1,700,000   1,302,130
Government of Canada
 4.250%, due 12/01/21 (b).............................   1,820,000   1,411,355
Province of Ontario
 7.500%, due 01/19/06.................................   1,000,000     774,451
                                                                   -----------
                                                                     3,487,936
                                                                   -----------
DENMARK -- 5.98%
City of Copenhagen
 6.250%, due 03/15/01 .............................DKK   2,400,000     363,204
Great Belt 7.000%, due 09/02/03.......................  10,650,000   1,675,873
Kingdom of Denmark....................................
 8.000%, due 11/15/01.................................   5,000,000     806,364
 7.000%, due 12/15/04.................................   3,500,000     557,146
 7.000%, due 11/15/07.................................   1,400,000     224,453
                                                                   -----------
                                                                     3,627,040
                                                                   -----------
FRANCE -- 2.07%
Government of France (OAT)
 9.500%, due 01/25/01 .............................FRF   1,200,000     227,294
 8.500%, due 04/25/23.................................   1,600,000     357,713
KFW International Finance
 7.750%, due 02/17/98.................................   2,600,000     434,342
Republic of Finland
 9.000%, due 08/13/03.................................   1,200,000     237,616
                                                                   -----------
                                                                     1,256,965
                                                                   -----------
GERMANY -- 12.21%
Bundesrepublik Deutschland
 6.500%, due 03/15/00 .............................DEM   2,900,000   1,687,326
 6.000%, due 07/04/07.................................   1,000,000     584,172
European Economic Community
 6.500%, due 03/10/00.................................   1,910,000   1,107,377
International Bank for Reconstruction & Development-
 Global Bond
 7.125%, due 04/12/05.................................     650,000     400,353
Kingdom of Norway
 6.125%, due 05/05/98.................................   1,040,000     582,437
LKB Baden-Wuerttemberg Finance
 6.500%, due 09/15/08.................................   1,300,000     775,763

                                                           FACE
                                                          AMOUNT      VALUE
                                                       ----------- -----------
Republic of Ireland
 7.250%, due 03/18/03...............................DEM   2,900,000 $ 1,770,869
Treuhandanstalt 7.125%, due 01/29/03...................     800,000     489,317
                                                                    -----------
                                                                      7,397,614
                                                                    -----------
ITALY -- 2.68%
Bayerische Landesbank
 10.750%, due 03/01/03 .............................ITL 250,000,000     174,451
Landesbank Rheinland-Pfalz
 Girozentrale 8.250%, due 06/02/98..................... 750,000,000     428,438
LKB Baden-Wuerttemberg Finance
 10.750%, due 04/14/03................................. 650,000,000     454,950
Republic of Italy (BTP)
 7.750%, due 09/15/01.................................. 200,000,000     123,469
 9.000%, due 10/01/03.................................. 350,000,000     233,492
 9.500%, due 02/01/06.................................. 300,000,000     212,454
                                                                    -----------
                                                                      1,627,254
                                                                    -----------
JAPAN -- 4.13%
International Bank for Reconstruction &
 Development-Global Bond
 4.500%, due 06/20/00 ..............................JPY  40,000,000     335,897
 4.500%, due 03/20/03..................................  47,000,000     419,078
 4.750%, due 12/20/04..................................  44,000,000     408,402
Republic of Austria
 5.000%, due 01/22/01.................................. 130,000,000   1,123,534
Republic of Italy
 3.500%, due 06/20/01..................................  26,000,000     216,833
                                                                    -----------
                                                                      2,503,744
                                                                    -----------
NETHERLANDS -- 4.93%
Government of Netherlands
 5.750%, due 09/15/02...............................NLG     500,000     255,586
 7.250%, due 10/01/04..................................   1,500,000     826,469
 7.500%, due 11/15/99..................................   1,850,000     964,559
International Nederland GRP Verzekeringen
 6.250%, due 12/28/05..................................   1,800,000     939,714
                                                                    -----------
                                                                      2,986,328
                                                                    -----------
SPAIN -- 3.57%
Kingdom of Spain
 6.750%, due 04/15/00 ..............................ESP 100,000,000     686,163
 7.900%, due 02/28/02.................................. 100,000,000     726,283
 8.000%, due 05/30/04.................................. 100,000,000     750,230
                                                                    -----------
                                                                      2,162,676
                                                                    -----------
SWEDEN -- 1.43%
Kingdom of Sweden
 10.250%, due 05/05/03 .............................SEK   5,700,000     865,618
                                                                    -----------
UNITED KINGDOM -- 8.45%
Abbey National
 8.750%, due 05/24/04 ..............................GBP     350,000     623,046
British Gas PLC 8.125%, due 03/31/03...................     545,000     932,620
European Investment Bank 7.625%, due 12/07/06..........     110,000     192,534

--------------------------------------------------------------------------------
46

                    GLOBAL BOND FUND--SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                            FACE
                                                           AMOUNT      VALUE
                                                        ----------- -----------
UK Treasury
 10.000%, due 09/08/03..............................GBP     700,000 $ 1,339,675
 7.750%, due 09/08/06..................................     555,000     993,395
 9.000%, due 10/13/08..................................     340,000     677,273
 8.000%, due 09/27/13..................................     190,000     363,626
                                                                    -----------
                                                                      5,122,169
                                                                    -----------
Total Non-U.S. Bonds...................................              33,330,269
                                                                    -----------
Total Bonds (Cost $55,386,825).........................              54,964,151
                                                                    -----------
Short-Term Investments -- 9.08%
COMMERCIAL PAPER -- 9.08%
Case Credit Corp.
 6.110%, due 01/20/98.................................. $   500,000     498,388
 6.030%, due 03/10/98..................................     500,000     494,305
Marriott Corp. 6.050%, due 02/09/98....................     500,000     496,723
Nabisco, Inc.
 6.700%, due 01/05/98..................................     500,000     499,628
 6.120%, due 01/16/98..................................     500,000     498,725
Praxair Inc. 6.550%, due 01/02/98......................   1,000,000     999,818
Vastar Resources Inc. 7.100%, due 01/02/98.............   2,020,000   2,019,602
                                                                    -----------
Total Short-Term Investments
 (Cost $5,507,188).....................................               5,507,189
                                                                    -----------
Total Investments
 (Cost $60,894,013) -- 99.75% (a)......................              60,471,340
                                                                    -----------
Cash and other assets, less
 liabilities -- 0.25%..................................                 149,794
                                                                    -----------
Net Assets -- 100%.....................................             $60,621,134
                                                                    ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    GLOBAL BOND FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

NOTES T O SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $60,894,013; and net unrealized depreciation consisted of:

      Gross unrealized appreciation............................... $ 1,261,433
      Gross unrealized depreciation...............................  (1,684,106)
                                                                   -----------
          Net unrealized depreciation............................. $  (422,673)
                                                                   ===========

(b) Linked to Canada's retail price index. Reset semi-annually.
FRN: Floating Rate Note--The rate disclosed is that in effect December 31, 1997.
TBA: Security is subject to delayed delivery.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1997, the value of these securities amounted to $833,771 or 1.38% of net assets.
Resettable Perpetual Preferred: A bond with either no maturity date or a maturity date that is so far in the future that the bond will pay interest indefinitely. The issuer generally retains the right to call such a bond.

FORWARD FOREIGN CURRENCY CONTRACTS (NOTE 4)
The Global Bond Fund had the following open forward foreign currency contracts as of December 31, 1997:

                                SETTLEMENT     LOCAL      CURRENT   UNREALIZED
                                   DATE      CURRENCY      VALUE    GAIN/(LOSS)
                                ---------- ------------- ---------- ----------
      FORWARD FOREIGN CURRENCY
       BUY CONTRACTS
      Austrian Schilling......   5/28/98       6,800,000 $  541,695 $  (2,044)
      Belgian Franc...........   5/28/98      50,000,000  1,360,834   (49,762)
      Canadian Dollar.........   5/28/98       2,000,000  1,402,849   (12,779)
      Finnish Markka..........   5/28/98       2,000,000    370,386    (1,292)
      French Franc............   5/28/98      17,200,000  2,882,835  (107,690)
      Italian Lira............   5/28/98   3,800,000,000  2,150,320   (82,544)
      Japanese Yen............   5/28/98     770,000,000  6,054,915  (196,608)
      FORWARD FOREIGN CURRENCY
       SALE CONTRACTS
      Australian Dollar.......   5/28/98       2,700,000  1,765,491    70,555
      British Pound...........   5/28/98       2,200,000  3,594,184    94,776
      Canadian Dollar.........   5/28/98       4,300,000  3,016,126    33,520
      Danish Kroner...........   5/28/98      19,900,000  2,927,185   109,592
      German Mark.............   5/28/98       4,400,000  2,467,668    92,407
      Netherlands Guilder.....   5/28/98       2,800,000  1,393,236    52,821
      Spanish Peseta..........   5/28/98      74,000,000    487,642    20,042
                                                                    ---------
          Total...............                                      $  20,994
                                                                    =========

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
48

                    GLOBAL BOND FUND -- FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997 (UNAUDITED)

ASSETS:
 Investments, at value (Cost $60,894,013) (Note 1)................ $60,471,340
 Cash.............................................................      81,299
 Foreign currency, at value (Cost $1,438,584).....................   1,433,395
 Receivables:
  Investment securities sold......................................     962,824
  Interest........................................................   1,392,529
  Fund shares sold................................................       3,100
  Net unrealized appreciation on forward foreign currency con-
   tracts.........................................................      20,994
 Other assets.....................................................      46,110
                                                                   -----------
    TOTAL ASSETS..................................................  64,411,591
                                                                   -----------
LIABILITIES:
 Payables:
  Investment securities purchased.................................   3,716,457
  Fund shares redeemed............................................       5,998
  Investment advisory fees (Note 2)...............................      33,990
  Accrued expenses................................................      34,012
                                                                   -----------
    TOTAL LIABILITIES.............................................   3,790,457
                                                                   -----------
NET ASSETS........................................................ $60,621,134
                                                                   ===========
NET ASSETS CONSIST OF:
 Paid in capital (Note 8)......................................... $61,719,136
 Accumulated undistributed net investment income..................     499,811
 Accumulated net realized loss....................................  (1,167,122)
 Net unrealized depreciation......................................    (430,691)
                                                                   -----------
    NET ASSETS.................................................... $60,621,134
                                                                   ===========
OFFERING PRICE PER SHARE:
 Brinson Class I:
  Net asset value, offering price and redemption price per share
   (Based on net assets of
   $56,096,121 and 6,006,282 shares issued and outstanding) (Note
   8)............................................................. $      9.34
                                                                   ===========
 Brinson Class N:
  Net asset value, offering price and redemption price per share
   (Based on net assets of
   $1,009 and 108 shares issued and outstanding) (Note 8)......... $      9.34
                                                                   ===========
 SwissKey Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of
   $4,524,004 and 485,179 shares issued and outstanding) (Note 8). $      9.32
                                                                   ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    GLOBAL BOND FUND -- FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)

INVESTMENT INCOME:
 Interest (net of $17,423 for foreign taxes withheld).............. $1,672,363
                                                                    ----------
    TOTAL INCOME...................................................  1,672,363
                                                                    ----------
EXPENSES:
 Advisory (Note 2).................................................    224,325
 Professional......................................................     23,184
 Distribution (Note 7).............................................     10,139
 Other.............................................................     45,267
                                                                    ----------
    TOTAL EXPENSES.................................................    302,915
                                                                    ----------
    Expenses deferred by Advisor (Note 2)..........................    (23,486)
                                                                    ----------
    NET EXPENSES...................................................    279,429
                                                                    ----------
    NET INVESTMENT INCOME..........................................  1,392,934
                                                                    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments......................................................    803,295
  Futures contracts................................................     21,780
  Foreign currency transactions.................................... (1,272,922)
                                                                    ----------
   Net realized loss...............................................   (447,847)
                                                                    ----------
 Change in net unrealized appreciation or depreciation on:
  Investments and foreign currency.................................   (234,033)
  Futures contracts................................................    (12,019)
  Forward contracts................................................   (116,285)
  Translation of other assets and liabilities denominated in for-
   eign currency...................................................    (17,257)
                                                                    ----------
   Change in net unrealized appreciation or depreciation...........   (379,594)
                                                                    ----------
 Net realized and unrealized loss..................................   (827,441)
                                                                    ----------
 Net increase in net assets resulting from operations.............. $  565,493
                                                                    ==========

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
50

                    GLOBAL BOND FUND -- FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      YEAR
                                                 SIX MONTHS ENDED     ENDED
                                                 DECEMBER 31, 1997    JUNE
                                                    (UNAUDITED)     30, 1997
                                                 ----------------- -----------
OPERATIONS:
 Net investment income..........................    $ 1,392,934    $ 2,426,764
 Net realized gain (loss).......................       (447,847)     1,723,264
 Change in net unrealized appreciation or depre-
  ciation ......................................       (379,594)      (381,459)
                                                    -----------    -----------
 Net increase in net assets resulting from oper-
  ations........................................        565,493      3,768,569
                                                    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income.......     (1,382,269)    (3,479,707)
 Distributions in excess of net investment in-
  come..........................................            --        (340,005)
 Distributions from net realized gain...........     (1,041,855)      (769,789)
                                                    -----------    -----------
 Total distributions to shareholders*...........     (2,424,124)    (4,589,501)
                                                    -----------    -----------
CAPITAL SHARE TRANSACTIONS:
 Shares sold....................................      5,329,669     23,164,253
 Shares issued on reinvestment of distributions.      1,730,859      3,667,961
 Shares redeemed................................     (2,848,777)   (12,462,273)
                                                    -----------    -----------
 Net increase in net assets resulting from capi-
  tal share transactions (Note 8)...............      4,211,751     14,369,941
                                                    -----------    -----------
    TOTAL INCREASE IN NET ASSETS................      2,353,120     13,549,009
                                                    -----------    -----------
NET ASSETS:
 Beginning of year..............................     58,268,014     44,719,005
                                                    -----------    -----------
 End of year (including accumulated undistrib-
  uted net investment income of $499,811 and
  $489,146, respectively).......................    $60,621,134    $58,268,014
                                                    ===========    ===========
*DISTRIBUTIONS BY CLASS:
 Distributions from and in excess of net invest-
  ment income
  Brinson Class I...............................    $(1,302,948)   $(3,503,032)
  Brinson Class N...............................            (22)           --
  SwissKey Class................................        (79,299)      (316,680)
 Distributions from net realized gain
  Brinson Class I...............................       (969,902)      (704,236)
  Brinson Class N...............................            (18)           --
  SwissKey Class................................        (71,935)       (65,553)
                                                    -----------    -----------
 Total distributions to shareholders............    $(2,424,124)   $(4,589,501)
                                                    ===========    ===========


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    GLOBAL BOND FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                          SIX MONTHS ENDED    YEAR ENDED JUNE 30,      JULY 30, 1993*
                          DECEMBER 31, 1997 -------------------------     THROUGH
BRINSON CLASS I              (UNAUDITED)     1997     1996     1995    JUNE 30, 1994
-------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period.........       $  9.64      $ 10.04  $ 10.39  $  9.55     $ 10.00
                               -------      -------  -------  -------     -------
 Income (loss) from in-
  vestment operations:
  Net investment income
   .....................          0.22         0.67     0.84     0.50        0.45
  Net realized and
   unrealized gain
   (loss)...............         (0.13)        0.08     0.31     0.58       (0.52)
                               -------      -------  -------  -------     -------
    Total income (loss)
     from investment
     operations.........          0.09         0.75     1.15     1.08       (0.07)
                               -------      -------  -------  -------     -------
 Less distributions:
  Distributions from and
   in excess of net
   investment income....         (0.22)       (0.96)   (1.40)   (0.24)      (0.28)
  Distributions from net
   realized gain........         (0.17)       (0.19)   (0.10)     --        (0.10)
                               -------      -------  -------  -------     -------
    Total distributions.         (0.39)       (1.15)   (1.50)   (0.24)      (0.38)
                               -------      -------  -------  -------     -------
Net asset value, end of
 period.................       $  9.34      $  9.64  $ 10.04  $ 10.39     $  9.55
                               =======      =======  =======  =======     =======
Total return (non-
 annualized)............          1.00 %       7.71%   11.50%   11.34%      (0.79)%
Ratios/Supplemental data
 Net assets, end of pe-
  riod (in 000s)........       $56,096      $54,157  $41,066  $51,863     $36,849
 Ratio of expenses to
  average net assets:
  Before expense reim-
   bursement............          0.98 %**     1.32%    1.65%    1.43%       1.78%**
  After expense reim-
   bursement............          0.90 %**     0.90%    0.90%    0.90%       0.90%**
 Ratio of net investment
  income to average net
  assets:
  Before expense reim-
   bursement............          4.61 %**     4.90%    4.98%    5.53%       4.03%**
  After expense reim-
   bursement............          4.69 %**     5.32%    5.73%    6.06%       4.91%**
 Portfolio turnover
  rate..................            93 %        235%     184%     199%        189%

 * Commencement of investment operations
** Annualized


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
52

                    GLOBAL BOND FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                              SIX MONTHS ENDED
                             DECEMBER 31, 1997*
BRINSON CLASS N                 (UNAUDITED)
-----------------------------------------------
Net asset value, beginning
 of period..................       $ 9.64
                                   ------
 Income from investment op-
  erations:
  Net investment income.....         0.21
  Net realized and
   unrealized loss..........        (0.13)
                                   ------
    Total income from in-
     vestment operations....         0.08
                                   ------
 Less distributions:
  Distributions from and in
   excess of net investment
   income...................        (0.21)
  Distributions from net re-
   alized gain..............        (0.17)
                                   ------
    Total distributions.....        (0.38)
                                   ------
Net asset value, end of pe-
 riod.......................       $ 9.34
                                   ======
Total return (non-
 annualized)................         0.82%
Ratios/Supplemental Data:
 Net assets, end of period
  (in 000s).................       $    1
 Ratio of expenses to aver-
  age net assets:
  Before expense reimburse-
   ment.....................         1.23%**
  After expense reimburse-
   ment.....................         1.15%**
 Ratio of net investment in-
  come to average net as-
  sets:
  Before expense reimburse-
   ment.....................         4.44%**
  After expense reimburse-
   ment.....................         4.52%**
 Portfolio turnover rate....           93%

*  Commencement of Brinson Fund Class N was June 30, 1997.
** Annualized


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    GLOBAL BOND FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                 SIX MONTHS ENDED      YEAR      JULY 31, 1995*
                                 DECEMBER 31, 1997     ENDED        THROUGH
SWISSKEY CLASS                      (UNAUDITED)    JUNE 30, 1997 JUNE 30, 1996
-------------------------------------------------------------------------------
Net asset value, beginning of
 period.........................      $ 9.61          $10.02         $10.56
                                      ------          ------         ------
 Income from investment opera-
  tions:
  Net investment income.........        0.21            0.62           0.78
  Net realized and unrealized
   gain (loss)..................       (0.15)           0.10           0.15
                                      ------          ------         ------
    Total income from investment
     operations.................        0.06            0.72           0.93
                                      ------          ------         ------
 Less distributions:
  Distributions from and in
   excess of net investment
   income.......................       (0.18)          (0.94)         (1.37)
  Distributions from net real-
   ized gain....................       (0.17)          (0.19)         (0.10)
                                      ------          ------         ------
    Total distributions.........       (0.35)          (1.13)         (1.47)
                                      ------          ------         ------
Net asset value, end of period..      $ 9.32          $ 9.61         $10.02
                                      ======          ======         ======
Total return (non-annualized)...        0.75%           7.20%          9.17%
Ratios/Supplemental data
 Net assets, end of period (in
  000s).........................      $4,524          $4,110         $3,653
 Ratio of expenses to average
  net assets:
  Before expense reimbursement..        1.47%**         1.81%          2.14%**
  After expense reimbursement...        1.39%**         1.39%          1.39%**
 Ratio of net investment income
  to average net assets:
  Before expense reimbursement..        4.12%**         4.41%          4.49%**
  After expense reimbursement...        4.20%**         4.83%          5.24%**
 Portfolio turnover rate........          93%            235%           184%

*  Commencement of SwissKey Class
** Annualized

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
54

                    THE BRINSON FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
1.SIGNIFICANT ACCOUNTING POLICIES
The Brinson Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended, as a series company. The Trust currently offers shares of seven series: Global Fund, Global Equity Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Bond Fund and Non-U.S. Equity Fund. Effective June 30, 1997, each Fund has three classes of shares outstanding, Brinson Class I, Brinson Class N and SwissKey Class. There are an unlimited number of shares of each class with par value of $0.001 authorized. Each share represents an identical interest in the investments of the Funds and has the same rights.

The following is a summary of significant accounting policies consistently followed by the Global Fund, Global Equity Fund and Global Bond Fund (each a "Fund," collectively the "Funds") in the preparation of their financial statements.

A.INVESTMENT VALUATION: Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. Securities for which market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Investments in affiliated investment companies are valued each day based on the closing net asset value of the fund. U.S. equity securities traded over the counter are priced at the most recent bid price. Debt securities are valued at the most recent bid price by using market quotations or independent services. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B.FOREIGN CURRENCY TRANSLATION: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the WM/Reuters closing spot rates as of 4:00 p.m. London time. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts and income receipts are translated at the prevailing exchange rate on the date of each transaction. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on investments in the statement of operations.

C.INVESTMENT TRANSACTIONS: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

D.INVESTMENT INCOME: Interest income, which includes the amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as the information becomes available.

E.FEDERAL INCOME TAXES: It is the policy of the Funds to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the six months ended December 31, 1997, therefore, no federal income tax provision was required.

F.DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of the Funds to distribute their respective net investment income on a semi-annual basis and net capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions. Differences in dividends per share between the classes are due to distribution expenses.

--------------------------------------------------------------------------------

                    THE BRINSON FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
G.INCOME AND EXPENSE ALLOCATION: All income earned and expenses incurred by the Fund will be borne on a pro rata basis by each of the classes, except that the Brinson Class I shares will not incur any of the distribution expenses of the Brinson Class N nor the SwissKey Class.

H.USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

2.INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. As compensation for these services, the Funds pay the Advisor a monthly fee based on each Fund's respective average daily net assets. The Advisor has agreed to waive its fees and reimburse each Fund to the extent that total annualized expenses exceed a specified percentage of each Fund's respective average daily net assets. Investment advisory fees and other transactions with affiliates, for the six months ended December 31, 1997, were as follows:

                         ADVISORY BRINSON CLASS I BRINSON CLASS N SWISSKEY CLASS  ADVISORY    FEES
                           FEE      EXPENSE CAP     EXPENSE CAP    EXPENSE CAP      FEES    DEFERRED
                         -------- --------------- --------------- -------------- ---------- --------
Global Fund.............   0.80%       1.10%           1.35%           1.75%     $2,635,060 $   --
Global Equity Fund......   0.80        1.00            1.25            1.76         374,636  12,446
Global Bond Fund........   0.75        0.90            1.15            1.39         224,325  23,486

Certain officers of the Funds are also officers and directors of the Advisor. All officers serve without direct compensation from the Funds. Trustees' fees paid to unaffiliated trustees were $5,888, $2,392 and $2,208 for the Global Fund, Global Equity Fund and Global Bond Fund, respectively.

The Global Fund invests in shares of certain affiliated investment companies also sponsored by Brinson Partners, Inc. These investments represented 12.55% of the Fund's total net assets at December 31, 1997. Activity for the six months ended December 31, 1997 was as follows:

                                                 NET         NET
                                       SALES   REALIZED   UNREALIZED
AFFILIATES                 PURCHASES  PROCEEDS  GAINS   GAINS/(LOSSES)    VALUE
----------                ----------- -------- -------- -------------- -----------
Brinson Post-Venture
 Fund...................  $       --   $ --       --     $ 2,502,119   $ 8,502,119
Brinson High Yield Fund.    3,000,000    --       --       2,753,354    17,201,354
Brinson Emerging Markets
 Equity Fund............   12,300,000    --       --      (4,996,711)   22,017,923
Brinson Emerging Markets
 Debt Fund..............   12,000,000    --       --       7,921,280    34,231,280
                          -----------  -----    -----    -----------   -----------
                          $27,300,000  $ --     $ --     $ 8,180,042   $81,952,676
                          ===========  =====    =====    ===========   ===========

3.INVESTMENT TRANSACTIONS
Investment transactions for the six months ended December 31, 1997, excluding short-term investments, were as follows:

                                                                      PROCEEDS
                                                        PURCHASES    FROM SALES
                                                       ------------ ------------
Global Fund........................................... $388,265,758 $354,100,300
Global Equity Fund....................................   22,827,077   46,825,950
Global Bond Fund......................................   52,650,977   51,300,135

--------------------------------------------------------------------------------
56

                    THE BRINSON FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

4.FORWARD FOREIGN CURRENCY CONTRACTS
The Funds may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. Forward foreign currency contracts are also used to achieve currency allocation strategies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. Fluctuations in the value of forward foreign currency contracts are recorded daily as net unrealized gains or losses. The Funds realize a gain or loss upon settlement of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts, at and for the six months ended December 31, 1997, was the Funds' custodian.

5.FUTURES CONTRACTS
The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Funds, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

6.SECURITY LENDING: The Global Fund loaned securities to certain brokers, with the Fund's custodian acting as the Fund's lending agent. The Fund earned negotiated lenders' fees, which are included in interest income in the Statement of Operations. Securities loaned are recorded at the amount of cash collateral received. The Fund monitors the market value of securities loaned on a daily basis and maintains collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of non-U.S. securities loaned. The cash collateral received is invested in commercial paper. The value of loaned securities and related collateral outstanding at December 31, 1997 are as follows:

                                                     VALUE OF LOANED  VALUE OF
                                                       SECURITIES    COLLATERAL
                                                     --------------- -----------
Global Fund.........................................   $73,566,441   $79,523,767
                                                       ===========   ===========

7.DISTRIBUTION PLANS
The Trust has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 as amended for Brinson Class N and the SwissKey Class. Each Plan governs payments made for the expenses incurred in the promotion and distribution of the SwissKey Class and, effective June 30, 1997, the Brinson Class N Shares. Annual fees under the SwissKey Plan, which include a 0.25% service fee, total 0.65%, 0.76% and 0.49% of the average daily net assets of the SwissKey Class of the Global Fund, Global Equity Fund and Global Bond Fund, respectively. Annual Fees under the Brinson Class N Plan shall not exceed 0.25% of the average daily net assets of the Brinson Class N of the Global Fund, Global Equity Fund and Global Bond Fund.
--------------------------------------------------------------------------------

                    THE BRINSON FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

8.CAPITAL TRANSACTIONS
Capital stock transactions were as follows:

                                                  GLOBAL FUND
                                 ----------------------------------------------
                                    SIX MONTHS ENDED
                                   DECEMBER 31, 1997          YEAR ENDED
                                      (UNAUDITED)            JUNE 30, 1997
                                 ---------------------- -----------------------
                                  SHARES      VALUE       SHARES      VALUE
                                 --------- ------------ ---------- ------------
Sales:
 Brinson Class I................ 7,360,093 $ 97,696,477 14,513,488 $180,787,534
 Brinson Class N................       --           --          76        1,000
 SwissKey Class.................   383,268    5,015,748    932,414   11,508,566
                                 --------- ------------ ---------- ------------
    Total Sales................. 7,743,361 $102,712,225 15,445,978 $192,297,100
                                 ========= ============ ========== ============
Dividend Reinvestment:
 Brinson Class I................ 4,544,864 $ 54,492,919  4,022,259 $ 48,025,771
 Brinson Class N................         8           93        --           --
 SwissKey Class.................   201,931    2,409,581    130,547    1,554,814
                                 --------- ------------ ---------- ------------
    Total Dividend Reinvestment. 4,746,803 $ 56,902,593  4,152,806 $ 49,580,585
                                 ========= ============ ========== ============
Redemptions:
 Brinson Class I................ 5,125,386 $ 64,663,733 11,346,380 $142,532,012
 Brinson Class N................       --           --         --           --
 SwissKey Class.................   254,713    3,320,349    198,888    2,469,271
                                 --------- ------------ ---------- ------------
    Total Redemptions........... 5,380,099 $ 67,984,082 11,545,268 $145,001,283
                                 ========= ============ ========== ============
                                               GLOBAL EQUITY FUND
                                 ----------------------------------------------
                                    SIX MONTHS ENDED
                                   DECEMBER 31, 1997          YEAR ENDED
                                      (UNAUDITED)            JUNE 30, 1997
                                 ---------------------- -----------------------
                                  SHARES      VALUE       SHARES      VALUE
                                 --------- ------------ ---------- ------------
Sales:
 Brinson Class I................   781,871 $  9,537,833  1,338,623 $ 15,816,109
 Brinson Class N................       --           --          78        1,000
 SwissKey Class................. 1,380,824   17,329,493  2,271,465   26,703,521
                                 --------- ------------ ---------- ------------
    Total Sales................. 2,162,695 $ 26,867,326  3,610,166 $ 42,520,630
                                 ========= ============ ========== ============
Dividend Reinvestment:
 Brinson Class I................   119,737 $  1,339,853    308,273 $  3,485,504
 Brinson Class N................         8           90        --           --
 SwissKey Class.................   436,312    4,877,967    286,226    3,226,433
                                 --------- ------------ ---------- ------------
    Total Dividend Reinvestment.   556,057 $  6,217,910    594,499 $  6,711,937
                                 ========= ============ ========== ============
Redemptions:
 Brinson Class I................ 3,087,436 $ 38,885,545    225,435 $  2,683,391
 Brinson Class N................       --           --         --           --
 SwissKey Class................. 1,054,052   13,166,684    565,431    6,612,207
                                 --------- ------------ ---------- ------------
    Total Redemptions........... 4,141,488 $ 52,052,229    790,866 $  9,295,598
                                 ========= ============ ========== ============

--------------------------------------------------------------------------------
58

                    THE BRINSON FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

                                                    GLOBAL BOND FUND
                                        ----------------------------------------
                                         SIX MONTHS ENDED
                                        DECEMBER 31, 1997       YEAR ENDED
                                           (UNAUDITED)         JUNE 30, 1997
                                        ------------------ ---------------------
                                        SHARES    VALUE     SHARES      VALUE
                                        ------- ---------- --------- -----------
Sales:
 Brinson Class I....................... 425,982 $4,083,669 2,335,856 $22,155,311
 Brinson Class N.......................     --         --        104       1,000
 SwissKey Class........................ 129,575  1,246,000   103,968   1,007,942
                                        ------- ---------- --------- -----------
    Total Sales........................ 555,557 $5,329,669 2,439,928 $23,164,253
                                        ======= ========== ========= ===========
Dividend Reinvestment:
 Brinson Class I....................... 169,880 $1,586,679   348,609 $ 3,318,757
 Brinson Class N.......................       4         39       --          --
 SwissKey Class........................  15,474    144,141    36,719     349,204
                                        ------- ---------- --------- -----------
    Total Dividend Reinvestment........ 185,358 $1,730,859   385,328 $ 3,667,961
                                        ======= ========== ========= ===========
Redemptions:
 Brinson Class I....................... 206,213 $1,999,170 1,159,373 $11,665,371
 Brinson Class N.......................     --         --        --          --
 SwissKey Class........................  87,685    849,607    77,300     796,902
                                        ------- ---------- --------- -----------
    Total Redemptions.................. 293,898 $2,848,777 1,236,673 $12,462,273
                                        ======= ========== ========= ===========

--------------------------------------------------------------------------------

                                DISTRIBUTED BY:
                            FUNDS DISTRIBUTOR, INC.
                                60 STATE STREET
                                BOSTON, MA 02109

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.
--------------------------------------------------------------------------------

The Brinson Funds
--------------------------------------------------------------------------------
Chicago . Basel . Frankfurt . Geneva . Hong Kong . London . Melbourne . New York Paris . Singapore . Sydney . Tokyo . Zurich

209 South LaSalle Street . Chicago, Illinois 60604-1295 . Tel: (800) 448-2430

                          --------------------------
                               The Brinson Funds


                          Brinson U.S. Balanced Fund
                           Brinson U.S. Equity Fund
                            Brinson U.S. Bond Fund

                              Semi-Annual Report

                               December 31, 1997


                     Global Institutional Asset Management
                          --------------------------

Trustees and Officers

--------------------------------------------------------------------------------

Trustees

Walter E. Auch

Frank K. Reilly, CFA

Edward M. Roob


Officers

Frank K. Reilly, CFA
Chairman of the Board

E. Thomas McFarlan
President

Thomas J. Digenan, CFA, CPA
Vice President

Debra L. Nichols
Vice President

Carolyn M. Burke, CPA
Secretary and Treasurer

Catherine E. Macrae
Assistant Secretary

The Funds' Advisor--Brinson Partners, Inc.

--------------------------------------------------------------------------------

Brinson Partners is the global institutional asset management division of Swiss Bank Corporation (SBC) and manages assets of over $140 billion. We have $90 billion of discretionary institutional assets with active management mandates and we are the investment manager for SBC Private Banking mutual fund assets which total over $50 billion. In addition, we act as an investment advisor to SBC Private Banking. Our organization manages investment portfolios for corporations, public funds, endowments, foundations, central banks and other investors located throughout the world. We employ over 590 people in offices in Chicago, Basel, Frankfurt, Geneva, Hong Kong, London, Melbourne, New York, Paris, Singapore, Sydney, Tokyo and Zurich.

Brinson Partners, an established U.S.-based leader in the investment field located in Chicago, acts as the headquarters of our worldwide investment management process. Brinson Partners pioneered the movement to the active management of global portfolios in the early 1980s for U.S. clients. Private market and venture capital investing was established in the 1970s and today we represent a major worldwide presence in this asset class.

Investment performance for our clients is maximized within and across major asset classes through a comprehensive understanding of global investment markets and their interrelationships. Portfolio structure is tailored to specific client objectives and focused upon both risk and return considerations in the context of full investment cycles.

Our investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. Our independent team approach allows for rapid responses to market changes, while providing each client with the benefit of our best talent and the flexibility to customize portfolios to meet unique requirements.

Table of Contents

--------------------------------------------------------------------------------

Shareholder Letter.........................................................  4

U.S. Economic and Market Highlights........................................  6

U.S. Balanced Fund.........................................................  7
    Schedule of Investments................................................ 10
    Financial Statements................................................... 14
    Financial Highlights................................................... 17

U.S. Equity Fund........................................................... 20
    Schedule of Investments................................................ 23
    Financial Statements................................................... 25
    Financial Highlights................................................... 28

U.S. Bond Fund............................................................. 31
    Schedule of Investments................................................ 34
    Financial Statements................................................... 36
    Financial Highlights................................................... 39

The Brinson Funds--Notes to Financial Statements........................... 42

Shareholder Letter

--------------------------------------------------------------------------------

February 20, 1998

Dear Shareholder:

We are very pleased to present the December 31, 1997 Semi-Annual Report for the U.S. Balanced Fund, U.S. Equity Fund and U.S. Bond Fund. Within this Report, we'll focus on current domestic economic outlook as well as our current strategies and performance updates for the three Domestic Funds.

Swiss Bank Corporation and Union Bank of Switzerland announced on December 8, 1997 their intention to merge into a single global financial institution. As part of this merger, Brinson Partners and UBS Asset Management will be combined into Brinson. Brinson will be the Institutional Asset Management Division of the new organization with assets under management in excess of $340 billion and will provide investment advisory services for the Private Banking Division with assets over $400 billion. The Consumer & Corporate Banking Division and Brinson combined will manage assets in excess of $940 billion.

We are excited about the formation of Brinson and the additional resources we will bring together to further the tradition of delivering value-added investment performance and the highest level of professional client service.

Brinson U.S. Balanced Fund

Since its inception on December 31, 1994, the Brinson U.S. Balanced Fund has produced an annualized total return of 16.49%, compared to the return of 22.47% of its benchmark, the U.S. Balanced Mutual Fund Index. The Brinson U.S. Balanced Fund achieved this performance with a volatility of 5.13% well below the benchmark volatility of 7.64%

Brinson U.S. Equity Fund

The Brinson U.S. Equity Fund has provided an annualized return of 22.32% since its performance inception on February 28, 1994. This is compared to a 22.13% return for the benchmark, the Wilshire 5000 Index. The Brinson U.S. Equity Fund achieved this performance with a volatility of 11.26% compared to the benchmark volatility of 11.02%.

Shareholder Letter

--------------------------------------------------------------------------------

Brinson U.S. Bond Fund

The Brinson U.S. Bond Fund has provided an annualized return of 8.04% since its inception on August 31, 1995. This is compared to a 7.99% return for the benchmark, the Salomon Brothers BIG Bond Index. The Brinson U.S. Bond Fund achieved this performance with a volatility of 4.48% compared to the benchmark volatility of 3.71%.

Each of our Funds employs the same value-oriented investment philosophy applied across the U.S. spectrum. Each Fund also uses the resources of our entire worldwide research team. All of our analysts apply the same value philosophy to their work. Investment performance for our clients is maximized within and across major asset classes through a comprehensive understanding of global investment markets and their interrelationships. Portfolio structure is tailored to specific objectives and focused upon both risk and return considerations in the context of full investment cycles.

Our investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. Our independent team approach allows for rapid responses to market changes, while providing each client with the benefit of our best talent. The Report that follows highlights the investment characteristics of the respective Funds.

We very much appreciate your continued trust and the confidence you have placed in The Brinson Funds.

Sincerely,

/S/ Gary P. Brinson

Gary P. Brinson, CFA
President and Chief Investment Officer
Brinson Partners, Inc.

 U.S. Economic and Market Highlights

--------------------------------------------------------------------------------

Consumer price inflation in 1997 turned out to be extraordinarily tame. Excluding the volatile food and energy components, the price level rise of 2.4% was the lowest since 1965. Although we do not foresee a strong resurgence in inflation, there is reason to believe that, looking forward, the risk of an upward move is heightened. After bottoming in the early 1990s, money supply growth has returned to levels last seen in the mid 1990s. In addition, there is some risk that any monetary policy mistake would tend toward ease rather than excessive tightness if the Federal Reserve reacts to Asian-induced deflation fears.

The economy continues to expand at a relatively rapid pace. Real GDP grew during 1997 at a 3.8% rate, the best performance in almost 10 years. Strong investment spending by businesses contributed significantly, and spending by consumers remained solid. The economy's strength propelled the unemployment rate under 5%, to levels last seen in the early 1970s.

The Asian crisis has yet to have a significant impact on the U.S. economy. While the direct effects are likely to be minor, the crisis does introduce new risks. Talk of the possible deflationary effects of depressed import prices could induce the Federal Reserve to err on the side of monetary ease. Although the strong rebound in money growth since the early 1990s has not produced any resurgence in goods price inflation, the combination of this monetary expansion and the risk from policy reactions to Asia skews the inflation risks upwards rather than toward further disinflation.

 U.S. Environment

                                 Major Markets
                       One Year Ended December 31, 1997

                           [Bar Chart Appears Here]

                 Top Ten Industry Returns Relative to S&P 500
                       One Year Ended December 31, 1997

                           [Bar Chart Appears Here]

Trucking, Freight       35.78
Oil Service                31
Air Transport           15.15
Thrift Institutions      8.57
Real Property            7.91
Media                    4.46
Beverages                3.15
Banks                    2.76
Retail (Other)            2.1
Agriculture, Food        1.92


                    Salomon U.S. Treasury Benchmark Returns
                       One Year Ended December 31, 1997

                           [Bar Chart Appears Here]


                Bottom Ten Industry Returns Relative to S&P 500
                       One Year Ended December 31, 1997

                           [Bar Chart Appears Here]

U.S. Balanced Fund

--------------------------------------------------------------------------------

The U.S. Balanced Fund is an actively managed portfolio that applies our value-based asset allocation process to U.S. stocks, bonds and cash. The Fund's investment strategy is developed in the context of our global asset allocation process and is based on analysis of long-term economic and market conditions.

The U.S. Balanced Fund has provided an annualized return of 16.49% since its inception on December 31, 1994. This falls below the corresponding 22.47% return of its benchmark, the U.S. Balanced Mutual Fund Index. The U.S. Balanced Fund return over this time period was achieved at an annualized volatility of 5.13%, significantly below the benchmark volatility of 7.64%. For the year ended December 31, 1997, the U.S. Balanced Fund returned 13.22%, compared to the benchmark return of 23.50%.

The equity underweight and bond overweight was the primary factor adversely affecting relative performance. Security selection in the U.S. equity market also contributed negatively to relative performance. Although inflation was relatively stable throughout 1997, the bond market experienced rising yields early in the year and then a substantial drop in yields from April through December. Coming out of 1996, yields continued to firm on the back of a strengthening domestic economy and fears of an increase in interest rates by the Federal Reserve. These fears diminished in the second half of the year as reported inflation remained moderate. Yields at the long end of the yield curve declined by over 100 basis points. Bonds ended the year with yields at their lowest levels in two years.

The equity market turned in yet another banner year, with broad market indices showing returns of about 30%. As in the prior year, the equity market provided strong performance during January and February. However, after a brief setback, the market soared on the back of declining interest rates and robust earnings expectations. The equity market appears increasingly willing to extrapolate recent strong earnings growth into the future. At year-end, equity price gains had driven the market to an overpricing of around 20%.

Looking forward, return expectations in stocks appear insufficient compensation for the risks. Therefore, we have maintained a reduced exposure in the allocation to equities, with an offsetting overweight in the allocation to bonds. The 5% cash risk hedge is above the neutral allocation of 0%.

 U.S. Balanced Fund

--------------------------------------------------------------------------------

 Total Return

                                                6 months    1 year    12/31/94*
                                                 ended      ended        to
                                                12/31/97   12/31/97   12/31/97
--------------------------------------------------------------------------------
Brinson U.S. Balanced Fund                        5.89%     13.22%     16.49%
--------------------------------------------------------------------------------
U.S. Balanced Mutual Fund Index**                 9.84      23.50      22.47
--------------------------------------------------------------------------------

* Inception date of the Brinson U.S. Balanced Fund.
**An un-managed index compiled by the Advisor, constructed as follows: 65% Wilshire 5000 Index and 35% Salomon Brothers Broad Investment Grade Bond Index. Total return includes reinvestment of all capital gain and income distributions. Total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson U.S. Balanced Fund and the U.S. Balanced Mutual Fund Index if you had invested $1,000,000 on December 31, 1994, and had reinvested all your income dividends and capital gain distributions through December 31, 1997.

No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson U.S. Balanced Fund
vs. U.S. Balanced Mutual Fund Index
Wealth Value with Dividends Reinvested

                           [Bar Chart Appears Here]

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 U.S. Balanced Fund

--------------------------------------

 Industry Diversification

As a Percent of Net Assets
As of December 31, 1997 (Unaudited)
--------------------------------------

U.S. EQUITIES
Energy........................   1.43%
Capital Investment
 Capital Goods................   2.50
 Technology...................   3.05
                               ------
                                 5.55
Basic Industries
 Chemicals....................   0.74
 Housing/Paper................   1.80
 Metals.......................   0.31
                               ------
                                 2.85
Consumer
 Non-Durables.................   3.44
 Retail/Apparel...............   1.81
 Autos/Durables...............   1.39
 Discretionary................   1.30
 Health: Drugs................   2.87
 Health: Non-Drugs............   1.52
                               ------
                                12.33
Financial
 Banks........................   2.78
 Non-Banks....................   2.47
                               ------
                                 5.25
Utilities
 Electric.....................   2.18
 Telephone....................   0.38
                               ------
                                 2.56

Transportation................   2.18%
Services/Misc.................   3.35
                               ------
    Total U.S. Equities.......  35.50*

U.S. BONDS
Corporate Bonds
 Asset-Backed.................   1.22
 CMO..........................   0.42
 Consumer.....................   1.36
 Financial....................   4.32
 Industrial...................   3.05
 Telecommunications...........   2.33
                               ------
                                12.70

International Dollar Bonds....   6.14
Mortgage-Backed Securities....   4.25
U.S. Government Agencies......  16.99
U.S. Government Obligations...  15.76
                               ------
    Total U.S. Bonds..........  55.84*
                               ------
SHORT-TERM INVESTMENTS........  11.85*
                               ------
    TOTAL INVESTMENTS......... 103.19
LIABILITIES, LESS CASH
 AND OTHER ASSETS.............  (3.19)
                               ------
NET ASSETS.................... 100.00%
                               ======

* The Fund held a long position in U.S. Treasury futures on December 31, 1997 which increased U.S. bond exposure from 55.84% to 59.46%. The Fund also held a short position in stock index futures which reduced U.S. equity exposure from 35.50% to 30.00%. These two adjustments result in a net increase in the Fund's exposure to Short-Term Investments from 11.85% to 13.73%.


 Asset Allocation

As of December 31, 1997 (Unaudited)

                                          Current
                             Benchmark   Strategy
-------------------------------------------------
U.S. Equity                      65%        30%
U.S. Bonds                       35         65
Cash Equivalents                  0          5
-------------------------------------------------
                               100%        100%

 Top Ten U.S. Equity Holdings

As of December 31, 1997 (Unaudited)

                                       Percent of
                                       Net Assets
-------------------------------------------------
E1. Lockheed Martin Corp.                 1.50%
E2. Xerox Corp.                           1.44
E3. Philip Morris Companies, Inc.         1.37
E4. Aon Corp.                             1.23
E5. CIGNA Corp.                           1.22
E6. Schering Plough Corp.                 1.06
E7. Burlington Northern Santa Fe Corp.    1.05
E8. Federal Express Corp.                 1.02
E9. Goodyear Tire & Rubber Co.            0.99
10. Automatic Data Processing, Inc.       0.86
-------------------------------------------------

                    U.S. BALANCED FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                            SHARES    VALUE
                                                            ------ ------------
U.S. Equities -- 35.50%
Allergan, Inc.............................................. 32,800 $  1,100,850
Alza Corp. (b)............................................. 32,000    1,018,000
American Home Products Corp................................ 25,700    1,966,050
Aon Corp................................................... 62,500    3,664,062
Automatic Data Processing, Inc............................. 42,000    2,577,750
Baxter International, Inc.................................. 41,500    2,093,156
Beckman Instruments, Inc................................... 12,600      504,000
Biogen, Inc. (b)........................................... 12,600      458,325
Birmingham Steel Corp...................................... 12,800      201,600
Boston Technology, Inc. (b)................................ 12,800      321,600
Briggs & Stratton Corp.....................................  1,600       77,700
Burlington Northern Santa Fe Corp.......................... 33,700    3,131,994
Champion Enterprises, Inc. (b)............................. 20,400      419,475
Champion International Corp................................  1,700       77,031
Chase Manhattan Corp....................................... 17,200    1,883,400
CIGNA Corp................................................. 21,000    3,634,312
Circuit City Stores-Circuit City Group..................... 47,300    1,682,106
Citicorp................................................... 15,600    1,972,425
CMS Energy Corp............................................ 41,400    1,824,188
Comerica, Inc..............................................  8,800      794,200
Commscope, Inc. (b)........................................ 24,366      327,418
Comverse Technology, Inc. (b)..............................  6,300      245,700
Corning, Inc............................................... 69,200    2,569,050
Covance, Inc. (b).......................................... 16,175      321,478
CPC International, Inc..................................... 14,000    1,512,000
Crown Cork & Seal Co., Inc................................. 15,200      761,900
CVS Corp................................................... 20,400    1,306,875
Dial Corp.................................................. 16,500      343,406
Eastman Chemical Co........................................ 17,700    1,054,256
Echlin, Inc................................................  9,000      325,687
EMC Corp. (b).............................................. 91,600    2,513,275
Enron Corp................................................. 43,100    1,791,344
Entergy Corp............................................... 83,700    2,505,769
Federal Express Corp. (b).................................. 49,900    3,047,019
First American Corp. of Tennessee..........................  8,400      417,900
First Data Corp............................................ 77,557    2,268,542
First Security Corp........................................ 10,550      441,781
FirstEnergy Corp........................................... 24,975      724,275
Fleetwood Enterprises, Inc.................................  9,600      407,400
Food Lion, Inc., Class A................................... 66,400      560,250
Forest Laboratories, Inc. (b).............................. 14,700      724,894
Fort James Corp............................................ 37,100    1,419,075
Gannett Co., Inc........................................... 31,800    1,965,637
General Semiconductor, Inc. (b)............................ 16,550      191,359
Genzyme Corp............................................... 12,900      357,975
Geon Co....................................................  8,800      205,700
Goodyear Tire & Rubber Co.................................. 46,200    2,939,475
Harnischfeger Industries, Inc.............................. 24,300      858,094
Health Care and Retirement Corp. (b)....................... 15,350      617,837
Hibernia Corp.............................................. 17,800      334,862
Informix Corp. (b)......................................... 17,000       80,750
Interpublic Group of Companies, Inc........................ 20,850    1,038,591
Kimberly Clark Corp........................................ 38,600    1,903,463
Lear Corp. (b)............................................. 13,800      655,500
Lockheed Martin Corp....................................... 45,471    4,478,894
Lyondell Petrochemical Co.................................. 35,000      927,500
Manor Care, Inc............................................ 24,700      864,500

                                                          SHARES      VALUE
                                                        ---------- ------------
Martin Marietta Materials, Inc.........................      9,436 $    345,004
Masco Corp.............................................     37,400    1,902,725
Nabisco Holdings Corp..................................     32,700    1,583,906
National Service Industries, Inc.......................      6,300      312,244
Nextel Communications, Inc. (b)........................     44,000    1,144,000
NextLevel Systems, Inc. (b)............................     73,000    1,304,875
Old Republic International Corp........................      6,450      239,859
Peco Energy Co.........................................     95,600    2,318,300
Pentair, Inc...........................................     17,000      610,938
Pharmacia & UpJohn, Inc................................     17,200      629,950
Philip Morris Companies, Inc...........................     90,400    4,096,250
Raytheon Co., Class B..................................     38,000    1,919,000
Regions Financial Corp.................................      8,200      345,938
Reynolds & Reynolds Co.................................     31,200      575,250
Schering Plough Corp...................................     50,700    3,149,738
Seagate Technology, Inc. (b)...........................     28,600      550,550
Sears Roebuck & Co.....................................      3,900      176,475
Timken Co..............................................      9,400      323,125
Tyson Foods, Inc., Class A.............................     65,200    1,336,600
Ultramar Diamond Shamrock Corp.........................     36,490    1,163,119
US Bancorp.............................................     21,953    2,457,364
Vencor, Inc. (b).......................................     32,000      782,000
Viad Corp..............................................     31,500      608,344
Westvaco Corp..........................................      7,650      240,497
Witco Corp.............................................      5,000      204,062
Xerox Corp.............................................     58,300    4,303,269
York International Corp................................     20,000      791,250
                                                                   ------------
Total U.S. Equities (Cost $82,622,420).................             105,826,287
                                                                   ------------
                                                           FACE
                                                          AMOUNT      VALUE
                                                        ---------- ------------
Bonds -- 55.84%
U.S. CORPORATE BONDS -- 12.70%
Aid-Israel 0.000%, due 08/15/19........................ $5,162,000 $  1,355,954
Aid-Jordan
 8.750%, due 09/01/19..................................  3,620,237    4,435,912
Archer Daniels 6.950%, due 12/15/2097..................  1,995,000    2,021,956
Capital One Bank 6.830%, due 05/17/99..................  2,000,000    2,013,864
Chase Manhattan Auto Owner Trust
 96C-A4 6.150%, due 03/15/02...........................  1,360,000    1,362,135
Chase Manhattan Credit Card Trust
 96-4A 6.730%, due 02/15/03............................  2,000,000    2,019,160
Chrysler Corp. 7.400%, due 08/01/2097..................  2,380,000    2,539,220
Comcast Cable Communications 144-A
 8.500%, due 05/01/27..................................  2,000,000    2,359,092
Dayton Hudson Credit Card Master Trust
 95-1A 6.100%, due 02/25/02............................  2,000,000    2,001,740
Donaldson Lufkin & Jenrette
 FRN 6.700%, due 06/30/00..............................    840,000      850,303
Enron Corp. 6.750%, due 08/01/09.......................  4,500,000    4,537,395
GE Capital Mtg. Services, Inc.
 94-7 Class A12, 6.000%, due 02/25/09..................  1,270,601    1,236,739
GMAC 6.375%, due 12/01/01..............................  2,000,000    2,008,776
Lockheed Martin Corp.
 7.700%, due 06/15/08..................................  2,000,000    2,172,408
MBNA Global Capital Securities FRN
 6.519%, due 02/01/27..................................    215,000      197,485
New England Telephone & Telegraph
 6.300%, due 12/16/02..................................  1,835,000    1,838,764

--------------------------------------------------------------------------------
10

                    U.S. BALANCED FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                           FACE
                                                          AMOUNT       VALUE
                                                        ----------- -----------
News America Holdings
 7.750%, due 12/01/45.................................. $ 1,000,000 $ 1,041,108
Residential Asset Securitization Trust
 97-A 11 P4 7.000%, due 12/25/27.......................     280,000     280,875
Time Warner, Inc., 7.570%, due 02/01/24................   1,790,000   1,876,274
USA Waste Services
 6.500%, due 12/15/02..................................   1,720,000   1,715,679
                                                                    -----------
                                                                     37,864,839
                                                                    -----------
INTERNATIONAL DOLLAR BONDS -- 6.14%
Credit Suisse--London 144A
 7.900%, Resettable Perpetual Preferred................   2,170,000   2,289,571
Den Danske Bank 144A
 7.400%, due 06/15/10..................................   1,400,000   1,460,710
Empressa Nacional Electric
 7.875%, due 02/01/2097................................   2,335,000   2,472,366
International Bank for Reconstruction &
 Development 6.375%, due 07/21/05......................   1,500,000   1,538,438
LKB Baden-Wuerttemberg Finance NV
 8.125%, due 01/27/00..................................   1,780,000   1,849,546
Montell Finance Co. 144A
 8.100%, due 03/15/27..................................   1,610,000   1,890,022
Petroliam Nasional
 7.125%, due 08/15/05..................................   1,500,000   1,415,517
Province of Quebec
 7.500%, due 07/15/23..................................     750,000     808,680
Ras Laffan Liquefied Natural Gas Co. Ltd.
 144A 8.294%, due 03/15/14.............................   1,735,000   1,632,645
Skandinaviska Enskilda Banken 144A
 6.625%, Resettable Perpetual Preferred................   2,000,000   2,008,000
Southern Investments UK
 6.800%, due 12/01/06..................................     930,000     937,318
                                                                    -----------
                                                                     18,302,813
                                                                    -----------
MORTGAGE-BACKED SECURITIES -- 4.25%
Asset Securitization Corp. 96-D3A1B 7.210%, due
 10/13/26..............................................   2,600,000   2,714,665
Morgan Stanley Capital, Inc.
 6.830%, due 10/15/06..................................   1,227,297   1,253,082
PNC Mortgage Securities Corp.
 94-3A8 7.500%, due 07/25/24...........................   1,350,000   1,394,501
Prudential Home Mortgage Securities
 93-43 A9 6.750%, due 10/25/23.........................   1,387,428   1,368,102
 94-3 A10 6.500%, due 02/25/24.........................   2,855,000   2,742,799
UCFC Home Equity Loan
 97-Class A8 6.325%, FRN, due 09/15/27.................   1,236,672   1,235,646
Vanderbilt Mortgage Finance
 97-B1A3 6.975%, due 08/07/03..........................   1,925,000   1,978,631
                                                                    -----------
                                                                     12,687,426
                                                                    -----------
U.S. GOVERNMENT AGENCIES -- 16.99%
Federal Home Loan Mortgage Corp.
 6.500%, due 05/15/21..................................   2,159,690   2,159,798
 7.500%, due 01/15/23..................................   1,075,979   1,129,864
 0.000%, due 04/15/27 principal only...................   2,497,000   1,629,163

                                                            FACE
                                                           AMOUNT      VALUE
                                                         ---------- -----------
Federal Home Loan Mortgage Corp. Gold
 8.000%, due 05/01/23................................... $  717,095 $   741,969
 9.000%, due 03/01/24...................................    346,379     374,079
 9.500%, due 04/01/25...................................  1,030,008   1,100,177
Federal National Mortgage Association
 6.540%, due 09/18/02...................................  2,415,000   2,442,302
 6.959%, due 08/01/07...................................  3,065,973   3,196,277
 6.789%, due 11/01/07...................................    504,259     525,377
 6.500%, due 05/25/08...................................  1,491,555   1,488,706
 6.500%, due 08/25/08...................................  1,550,096   1,552,577
 8.000%, due 12/18/11...................................  1,000,000   1,074,974
 6.500%, due 12/25/23...................................  2,000,000   1,993,710
 7.000%, due 03/18/25...................................  2,190,000   2,191,778
 6.500%, due 04/01/26...................................    557,317     550,002
 6.500%, due 05/01/26...................................  2,007,715   1,981,364
 6.500%, due 12/01/26 TBA............................... 11,545,000  11,393,472
Federal National Mortgage Association Strips
 0.000%, due 04/01/27 principal only....................  3,045,025   2,312,392
 0.000%, due 07/01/27 principal only....................  1,236,317     924,539
Government National Mortgage Association
 8.000%, due 08/15/22...................................    871,861     904,010
 8.000%, due 11/15/22...................................  2,018,583   2,105,019
 7.500%, due 06/15/23...................................  2,900,313   2,970,103
 7.500%, due 08/15/23...................................  1,031,840   1,056,669
 7.500%, due 09/15/23...................................  1,052,633   1,077,963
 7.000%, due 12/15/23...................................    860,100     869,638
 9.000%, due 07/15/24...................................    136,239     145,690
 8.500%, due 11/15/24...................................    144,212     151,467
 8.500%, due 01/15/25...................................    281,633     295,803
 9.000%, due 05/15/25...................................    340,348     363,959
 7.500%, due 06/15/25...................................  1,885,081   1,932,416
                                                                    -----------
                                                                     50,635,257
                                                                    -----------
U.S. GOVERNMENT OBLIGATIONS-- 15.76%
U.S. Treasury Notes and Bonds
 6.000%, due 06/30/99................................... 30,805,000  30,959,025
 5.875%, due 08/31/99...................................  4,520,000   4,534,125
 7.750%, due 11/30/99...................................  1,110,000   1,150,931
 6.625%, due 07/31/01...................................  1,660,000   1,707,207
 6.250%, due 08/31/02...................................  5,500,000   5,613,438
 8.125%, due 05/15/21...................................  1,195,000   1,505,700
U.S. Treasury Principal Strip
 0.000%, due 08/15/03 principal only....................  2,090,000   1,517,340
                                                                    -----------
                                                                     46,987,766
                                                                    -----------
Total U.S. Bonds (Cost $163,017,803)....................            166,478,101
                                                                    -----------
Short-Term Investments -- 11.85%
U.S. GOVERNMENT OBLIGATIONS -- 0.33%
U.S. Treasury Bill 5.42%, due 05/28/98..................  1,015,000     993,430
                                                                    -----------
COMMERCIAL PAPER -- 11.52%
Bausch & Lomb Inc., 7.750%, due 01/02/98................  5,145,000   5,143,892

--------------------------------------------------------------------------------

                    U.S. BALANCED FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT      VALUE
                                                       ---------- ------------
Case Credit Corp.
 6.110%, due 01/20/98................................. $1,300,000 $  1,295,808
 6.030%, due 03/10/98.................................  1,500,000    1,483,725
 6.020%, due 03/13/98.................................  1,500,000    1,482,191
General American Transportation Corp. 7.500%, due
 01/07/98.............................................  3,489,000    3,484,639
GTE Corp.
 6.120%, due 02/20/98.................................  1,500,000    1,487,250
 6.020%, due 03/02/98.................................  1,500,000    1,484,950
Marriott Corp.
 6.300%, due 01/16/98.................................  2,000,000    1,994,750
 6.050%, due 02/09/98.................................  2,500,000    2,483,615
Nabisco Corp. 6.120%, due 01/16/98....................  2,000,000    1,994,900
Occidental Petroleum Corp. 6.000%, due 01/16/98.......  2,500,000    2,493,750
Praxair Corp. 6.550%, due 01/02/98....................  6,000,000    5,998,909
Safeway, Inc.
 6.700%, due 01/02/98.................................  2,000,000    1,999,628
 5.920%, due 01/22/98.................................  1,500,000    1,494,820
                                                                  ------------
                                                                    34,322,827
                                                                  ------------
Total Short-Term Investments
 (Cost $35,315,671)...................................              35,316,257
                                                                  ------------
Total Investments
 (Cost $280,955,894)--103.19% (a).....................             307,620,645
                                                                  ------------
Liabilities, less cash and other
 assets-- (3.19%).....................................              (9,510,432)
                                                                  ------------
Net Assets--100%......................................            $298,110,213
                                                                  ============

               See accompanying notes to schedule of investments.

--------------------------------------------------------------------------------
12

                    U.S. BALANCED FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $280,955,894; and net unrealized appreciation consisted of:

      Gross unrealized appreciation................................ $29,455,719
      Gross unrealized depreciation................................  (2,790,968)
                                                                    -----------
        Net unrealized appreciation................................ $26,664,751
                                                                    ===========

(b) Non-income producing security
FRN: Floating rate note--The rate disclosed is that in effect at December 31, 1997.
TBA: Security is subject to delayed delivery.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1997, the value of these securities amounted to $11,640,040, or 3.90% of net assets.
Resettable Perpetual Preferred: A bond with either no maturity date or a maturity date that is so far in the future that the bond will pay interest indefinitely. The issuer generally retains the right to call such a bond.

FUTURES CONTRACTS (NOTE 4)

The U.S. Balanced Fund had the following open futures contracts as of December 31, 1997:

                                    SETTLEMENT   COST/     CURRENT   UNREALIZED
                                       DATE     PROCEEDS    VALUE    GAIN/(LOSS)
                                    ---------- ---------- ---------- -----------
      INTEREST RATE FUTURES BUY
       CONTRACTS
      5 Year U.S. Treasury Note,
       82 contracts...............  March 1998 $8,874,678 $8,907,250  $ 32,572
      10 Year U.S. Treasury Note,
       4 contracts................  March 1998    445,655    448,625     2,970
      30 Year U.S. Treasury Bond,
       12 contracts...............  March 1998  1,437,871  1,445,625     7,754
      INDEX FUTURES SALE CONTRACTS
      Standard & Poor's 500, 67
       contracts..................  March 1998 16,329,119 16,399,925   (70,806)
                                                                      --------
        Total.....................                                    $(27,510)
                                                                      ========

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1997 was $993,430.



                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. BALANCED FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997 (UNAUDITED)

ASSETS:
 Investments, at value (Cost $280,955,894) (Note 1)............... $307,620,645
 Receivables:
  Investment securities sold......................................    4,674,233
  Dividends.......................................................      160,170
  Interest........................................................    1,521,608
  Fund shares sold................................................        5,000
 Other assets.....................................................       39,717
                                                                   ------------
    TOTAL ASSETS..................................................  314,021,373
                                                                   ------------
LIABILITIES:
 Payables:
  Investment securities purchased.................................   15,656,125
  Due to custodian bank...........................................       36,637
  Investment advisory fees (Note 2)...............................      170,379
  Accrued expenses................................................       48,019
                                                                   ------------
    TOTAL LIABILITIES.............................................   15,911,160
                                                                   ------------
NET ASSETS........................................................ $298,110,213
                                                                   ============
NET ASSETS CONSIST OF:
 Paid in capital (Note 6)......................................... $270,389,706
 Accumulated undistributed net investment income..................       81,662
 Accumulated net realized gain....................................    1,001,604
 Net unrealized appreciation......................................   26,637,241
                                                                   ------------
    NET ASSETS.................................................... $298,110,213
                                                                   ============
OFFERING PRICE PER SHARE:
 Brinson Class I:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $296,444,401 and 24,918,886 shares is-
   sued and outstanding) (Note 6)................................. $      11.90
                                                                   ============
 Brinson Class N:
  Net asset value, offering price and redemption price per share
   (Based on net assets of
   $1,059 and 89 shares issued and outstanding) (Note 6).......... $      11.90
                                                                   ============
 SwissKey Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of
   $1,664,753 and 140,637 shares issued and outstanding) (Note 6). $      11.84
                                                                   ============


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14

                    U.S. BALANCED FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)

INVESTMENT INCOME
 Interest.......................................................... $ 5,689,651
 Dividends.........................................................     958,489
                                                                    -----------
    TOTAL INCOME...................................................   6,648,140
                                                                    -----------
EXPENSES:
 Advisory (Note 2).................................................   1,005,745
 Administration....................................................      51,918
 Distribution (Note 5).............................................       4,384
 Other.............................................................      91,325
                                                                    -----------
    TOTAL EXPENSES.................................................   1,153,372
                                                                    -----------
    NET INVESTMENT INCOME .........................................   5,494,768
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments......................................................  13,452,774
  Futures contracts................................................  (2,376,619)
                                                                    -----------
    Net realized gain..............................................  11,076,155
                                                                    -----------
 Change in net unrealized appreciation or depreciation on:
  Investments .....................................................  (1,400,448)
  Futures contracts................................................   1,164,080
                                                                    -----------
    Change in net unrealized appreciation or depreciation..........    (236,368)
                                                                    -----------
 Net realized and unrealized gain..................................  10,839,787
                                                                    -----------
 Net increase in net assets resulting from operations.............. $16,334,555
                                                                    ===========



                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. BALANCED FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      YEAR
                                                SIX MONTHS ENDED     ENDED
                                                DECEMBER 31, 1997   JUNE 30,
                                                   (UNAUDITED)        1997
                                                ----------------- ------------
OPERATIONS:
 Net investment income.........................   $  5,494,768    $  9,809,363
 Net realized gain.............................     11,076,155      16,067,241
 Change in net unrealized appreciation or de-
  preciation...................................       (236,368)     10,534,773
                                                  ------------    ------------
 Net increase in net assets resulting from op-
  erations.....................................     16,334,555      36,411,377
                                                  ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income:
  Brinson Class I..............................     (8,638,019)     (7,953,731)
  Brinson Class N..............................            (30)             --
  SwissKey Class...............................        (46,180)        (43,714)
Distributions from net realized gain:
  Brinson Class I..............................    (20,202,719)    (10,324,917)
  Brinson Class N..............................            (75)             --
  SwissKey Class...............................       (121,168)        (65,778)
                                                  ------------    ------------
Total distributions to shareholders............    (29,008,191)    (18,388,140)
                                                  ------------    ------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold...................................     28,640,454      80,528,530
 Shares issued on reinvestment of distribu-
  tions........................................     28,947,784      18,312,423
 Shares redeemed...............................    (31,314,203)    (60,962,669)
                                                  ------------    ------------
 Net increase in net assets resulting from cap-
  ital share transactions (Note 6).............     26,274,035      37,878,284
                                                  ------------    ------------
    TOTAL INCREASE IN NET ASSETS...............     13,600,399      55,901,521
                                                  ------------    ------------
NET ASSETS:
 Beginning of year.............................    284,509,814     228,608,293
                                                  ------------    ------------
 End of year (including accumulated undistrib-
  uted net investment income of $81,662 and
  $3,271,123, respectively)....................   $298,110,213    $284,509,814
                                                  ============    ============


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16

                    U.S. BALANCED FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                          SIX MONTHS ENDED      YEAR          YEAR      DECEMBER 30, 1994*
                          DECEMBER 31, 1997     ENDED         ENDED          THROUGH
BRINSON CLASS I              (UNAUDITED)    JUNE 30, 1997 JUNE 30, 1996   JUNE 30, 1995
------------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period.........      $  12.53        $  11.71      $  11.23         $  10.00
                              --------        --------      --------         --------
 Income from investment
  operations:
  Net investment income.          0.26            0.47          0.44             0.23
  Net realized and
   unrealized gain......          0.45            1.29          1.04             1.16
                              --------        --------      --------         --------
    Total income from
     investment opera-
     tions..............          0.71            1.76          1.48             1.39
                              --------        --------      --------         --------
 Less distributions:
  Distributions from net
   investment income....         (0.40)          (0.40)        (0.43)           (0.16)
  Distributions from net
   realized gain........         (0.94)          (0.54)        (0.57)              --
                              --------        --------      --------         --------
    Total distributions.         (1.34)          (0.94)        (1.00)           (0.16)
                              --------        --------      --------         --------
Net asset value, end of
 period.................      $  11.90        $  12.53      $  11.71         $  11.23
                              ========        ========      ========         ========
Total return (non-
 annualized)............          5.89%          15.50%        13.52%           13.91%
Ratios/Supplemental data
 Net assets, end of pe-
  riod (in 000s)........      $296,444        $282,860      $227,829         $157,724
 Ratio of expenses to
  average net assets:
  Before expense reim-
   bursement............          0.80%**         0.88%         1.01%            1.06%**
  After expense reim-
   bursement............           N/A            0.80%         0.80%            0.80%**
 Ratio of net investment
  income to average net
  assets:
  Before expense reim-
   bursement............          3.83%**         3.78%         3.76%            4.36%**
  After expense reim-
   bursement............           N/A            3.86%         3.97%            4.63%**
 Portfolio turnover
  rate..................            94%            329%          240%             196%
 Average commission rate
  paid per share........      $ 0.0536         $0.0441      $ 0.0481              N/A

 *Commencement of investment operations
**Annualized
N/A = Not applicable

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. BALANCED FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                               SIX MONTHS ENDED
                                                              DECEMBER 31, 1997*
BRINSON CLASS N                                                  (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value, beginning of period.........................      $ 12.53
                                                                   -------
 Income from investment operations:
  Net investment income......................................         0.25
  Net realized and unrealized gain...........................         0.44
                                                                   -------
    Total income from investment operations..................         0.69
                                                                   -------
 Less distributions:
  Distributions from net investment income...................        (0.38)
  Distributions from net realized gain.......................        (0.94)
                                                                   -------
    Total distributions......................................        (1.32)
                                                                   -------
Net asset value, end of period...............................      $ 11.90
                                                                   =======
Total return (non-annualized)................................         5.72%
Ratios/Supplemental Data:
 Net assets, end of period (in 000s).........................      $     1
 Ratio of expenses to average net assets:
  Before expense reimbursement...............................         1.05%**
 Ratio of net investment income to average net assets:
  Before expense reimbursement...............................         3.64%**
 Portfolio turnover rate.....................................           94%
 Average commission rate paid per share......................      $0.0536

 *Commencement of Brinson Class N was June 30, 1997.
**Annualized
N/A = Not applicable


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
18

                    U.S. BALANCED FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                 SIX MONTHS ENDED      YEAR      JULY 31, 1995*
                                 DECEMBER 31, 1997     ENDED        THROUGH
SWISSKEY CLASS                      (UNAUDITED)    JUNE 30, 1997 JUNE 30, 1996
-------------------------------------------------------------------------------
Net asset value, beginning of
 period.........................      $ 12.46         $ 11.67       $ 11.38
                                      -------         -------       -------
 Income from investment opera-
  tions:
  Net investment income.........         0.23            0.38          0.42
  Net realized and unrealized
   gain.........................         0.45            1.31          0.86
                                      -------         -------       -------
    Total income from investment
     operations.................         0.68            1.69          1.28
                                      -------         -------       -------
 Less distributions:
  Distributions from net invest-
   ment income..................        (0.36)          (0.36)        (0.42)
  Distributions from net real-
   ized gain....................        (0.94)          (0.54)        (0.57)
                                      -------         -------       -------
    Total distributions.........        (1.30)          (0.90)        (0.99)
                                      -------         -------       -------
Net asset value, end of period..      $ 11.84         $ 12.46       $ 11.67
                                      =======         =======       =======
Total return (non-annualized)...         5.56%          14.99%        11.54%
Ratios/Supplemental data
 Net assets, end of period (in
  000s).........................      $ 1,665         $ 1,649       $   779
 Ratio of expenses to average
  net assets:
  Before expense reimbursement..         1.30%**         1.38%         1.51%**
  After expense reimbursement...          N/A            1.30%         1.30%**
 Ratio of net investment income
  to average net assets:
  Before expense reimbursement..         3.33%**         3.28%         3.26%**
  After expense reimbursement...          N/A            3.36%         3.47%**
 Portfolio turnover rate........           94%            329%          240%
 Average commission rate paid
  per share.....................      $0.0536         $0.0441       $0.0481

 *Commencement of SwissKey Class
**Annualized
N/A = Not applicable

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

U.S. Equity Fund

--------------------------------------------------------------------------------

The U.S. Equity Fund is an actively managed portfolio invested in common stocks of U.S. corporations. The portfolio is diversified by issue and industry; it is typically 70% invested in large capitalization stocks, with the remaining 30% in intermediate and small capitalization stocks. Investment strategies emphasize stock selection with attention to the management of factor and industry exposures.

Since its performance inception on February 28, 1994, the Brinson U.S. Equity Fund has provided an annualized return of 22.32% compared to 22.13% for the benchmark, the Wilshire 5000 Equity Index. The annualized volatility of the U.S. Equity Fund has been 11.26% since inception, only slightly above the 11.02% volatility for the Wilshire 5000 Equity Index. In 1997, the Brinson U.S. Equity Fund's total return of 24.76% trailed the 31.29% return for its benchmark.

Almost all of the U.S. Equity Fund's underperformance occurred in the fourth quarter against the backdrop of a stock market environment heavily influenced by a "flight to quality" mentality on the part of investors. Such an environment was precipitated by difficulties in the Southeast Asian economies. There were indications of trouble in the region earlier in 1997, but the problems came to the fore in the final quarter as the magnitude of credit excesses became more apparent, future economic growth rates were revised sharply lower and currency values in country after country plummeted. U.S. financial markets and the dollar were viewed as a safe haven. Not surprisingly, the strongest relative performance within the stock market was posted by the highest quality, largest capitalization issues.

The U.S. Equity Fund was not positioned well for these fourth quarter developments. The problem was not an unusually heavy weight in low quality, small capitalization issues. Rather, the problem was that the Fund was minimally weighted in those few very large, very high quality issues which have come to dominate the market in recent years and which performed strongly in the fourth quarter. The 20 largest U.S. stocks now account for over 30% of the total market value of the S&P 500, and most of them are concentrated in the relatively defensive consumer nondurable, international oil and telephone utility industries. Our researchers recognize the strong products, capable managements and worldwide market positions which characterize most of these companies, and they have taken these factors into account in formulating their future estimates of profitability and growth. However, based upon their work, we found these stocks to be relatively overvalued throughout 1997, a mispricing that by the end of the year was as high as we have observed since the inception of our present organization in 1981.

As we enter 1998, our price/value discipline leads us to maintain an underweight in such issues. More specifically, the Fund is positioned with factor overweightings in the traditional value measures of book-price, earnings-price and yield, and underweights in growth, size and foreign earnings. From an industry standpoint, meaningful deviations from the benchmark include overweightings in healthcare, defense and electric utilities. Important underweights include energy, telephone utilities, miscellaneous finance and semiconductor/personal computer issues.

U.S. Equity Fund

--------------------------------------------------------------------------------

Total Return

                                6 months   1 year     3 years     2/28/94*
                                 ended     ended       ended        to
                                12/31/97  12/31/97    12/31/97   12/31/97
--------------------------------------------------------------------------
Brinson U.S. Equity Fund          6.87%     24.76%     30.10%     22.32%
--------------------------------------------------------------------------
Wilshire 5000 Index              11.60      31.29      29.49      22.13
--------------------------------------------------------------------------

* Performance inception date of the Brinson U.S. Equity Fund.
Total return includes reinvestment of all capital gain and income distributions. All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson U.S. Equity Fund and the Wilshire 5000 Index if you had invested $1,000,000 on February 28, 1994, and had reinvested all your income dividends and capital gain distributions through December 31, 1997. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson U.S. Equity Fund
vs. Wilshire 5000 Index
Wealth Value with Dividends Reinvested

                          [GRAPH CHART APPEARS HERE]

              Brinson
               U.S.        Wilshire
              Equity         500
               Fund         Index
-----------------------------------
 2/28/94      1000000      1000000
 6/30/94       970003       947285
12/31/94       983676       991086
 6/30/95      1178023      1181470
12/31/95      1382877      1352348
 6/30/96      1538200      1491255
12/31/96      1737594      1639211
 6/30/97      2028487      1928453
12/31/97      2165710      2152124

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

U.S. Equity Fund

--------------------------------------------------------------------------------

Industry Diversification

As a Percent of Net Assets
As of December 31, 1997 (Unaudited)

----------------------------------
U.S. EQUITIES
Energy....................   3.80%
Capital Investment
 Capital Goods............   6.64
 Technology...............   8.10
                           ------
                            14.74
Basic Industries
 Chemicals................   1.97
 Housing/Paper............   4.78
 Metals...................   0.83
                           ------
                             7.58
Consumer
 Non-Durables.............   9.11
 Retail/Apparel...........   4.79
 Autos/Durables...........   3.68
 Discretionary............   3.44
 Health: Drugs............   7.61
 Health: Non-Drugs........   4.02
                           ------
                            32.65
Financial
 Banks....................   7.38
 Non-Banks................   6.56
                           ------
                            13.94
Utilities
 Electric.................   5.78
 Telephone................   1.01
                           ------
                             6.79
Transportation............   5.78
Services/Misc.............   8.86
                           ------
    Total U.S. Equities...  94.14*
                           ------

SHORT-TERM INVESTMENTS....   5.45*
                           ------
    TOTAL INVESTMENTS.....  99.59
                           ------
CASH AND OTHER ASSETS,
 LESS LIABILITIES.........   0.41
                           ------
NET ASSETS................ 100.00%
                           ======

* The Fund held a long position in stock index futures on December 31, 1997 which increased U.S. Equity exposure from 94.14% to 99.64% and reduced exposure to Short-Term Investments from 5.45% to -0.05%.

Top Ten U.S. Equity Holdings

As of December 31, 1997 (Unaudited)

                                             Percent of
                                             Net Assets
-------------------------------------------------------
 1. Lockheed Martin Corp.                       4.02%
 2. Xerox Corp.                                 3.86
 3. Philip Morris Companies, Inc.               3.67
 4. CIGNA Corp.                                 3.25
 5. Aon Corp.                                   3.07
 6. Schering Plough Corp.                       2.85
 7. Burlington Northern Santa Fe Corp.          2.80
 8. Federal Express Corp.                       2.65
 9. Goodyear Tire & Rubber Co.                  2.63
10. Automatic Data Processing, Inc.             2.31
-------------------------------------------------------

                    U.S. EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                             SHARES    VALUE
                                                             ------- ----------
U.S. Equities -- 94.14%
Allergan, Inc............................................... 162,500 $5,453,906
Alza Corp. (b).............................................. 158,500  5,042,281
American Home Products Corp................................. 128,000  9,792,000
Aon Corp.................................................... 288,750 16,927,969
Automatic Data Processing, Inc.............................. 207,800 12,753,725
Baxter International, Inc................................... 205,000 10,339,688
Beckman Instruments, Inc....................................  62,000  2,480,000
Biogen, Inc. (b)............................................  62,100  2,258,888
Birmingham Steel Corp.......................................  63,700  1,003,275
Boston Technology, Inc. (b).................................  63,300  1,590,413
Briggs & Stratton Corp......................................  10,900    529,331
Burlington Northern Santa Fe Corp. ......................... 166,500 15,474,094
Champion Enterprises, Inc. (b).............................. 100,200  2,060,363
Champion International Corp.................................   8,500    385,156
Chase Manhattan Corp........................................  84,900  9,296,550
CIGNA Corp.................................................. 103,600 17,929,275
Circuit City Stores-Circuit City Group...................... 234,100  8,325,181
Citicorp....................................................  77,000  9,735,687
CMS Energy Corp............................................. 204,600  9,015,188
Comerica, Inc...............................................  43,600  3,934,900
Commscope, Inc. (b)......................................... 120,599  1,620,549
Comverse Technology, Inc. (b)...............................  31,200  1,216,800
Corning, Inc................................................ 329,600 12,236,400
Covance, Inc (b)............................................  79,850  1,587,019
CPC International, Inc......................................  69,400  7,495,200
Crown Cork & Seal Co., Inc..................................  75,400  3,779,425
CVS Corp.................................................... 100,600  6,444,688
Dial Corp...................................................  81,900  1,704,544
Eastman Chemical Co.........................................  87,300  5,199,806
Echlin, Inc.................................................  44,500  1,610,344
EMC Corp. (b)............................................... 453,100 12,431,931
Enron Corp.................................................. 212,400  8,827,875
Entergy Corp................................................ 413,700 12,385,144
Federal Express Corp. (b)................................... 239,500 14,624,469
First American Corp. of Tennessee...........................  41,500  2,064,625
First Data Corp............................................. 383,230 11,209,477
First Security Corp.........................................  52,300  2,190,062
FirstEnergy Corp............................................ 123,905  3,593,245
Fleetwood Enterprises, Inc..................................  45,100  1,913,931
Food Lion, Inc., Class A.................................... 300,900  2,538,844
Forest Laboratories, Inc. (b)...............................  72,900  3,594,881
Fort James Corp............................................. 185,100  7,080,075
Gannett Co., Inc............................................ 157,400  9,729,287
General Semiconductor, Inc. (b).............................  82,075    948,992
Genzyme Corp................................................  64,100  1,778,775
Geon Co.....................................................  43,700  1,021,487
Goodyear Tire & Rubber Co................................... 227,700 14,487,412
Harnischfeger Industries, Inc............................... 120,400  4,251,625
Health Care and Retirement Corp. (b)........................  71,450  2,875,863
Hibernia Corp...............................................  88,100  1,657,381
Informix Corp. (b)..........................................  66,900    317,775
Interpublic Group of Companies, Inc......................... 103,350  5,148,122
Kimberly Clark Corp......................................... 185,400  9,142,537
Lear Corp. (b)..............................................  68,300  3,244,250
Lockheed Martin Corp........................................ 225,026 22,165,061
Lyondell Petrochemical Co................................... 173,200  4,589,800
Manor Care, Inc............................................. 113,900  3,986,500
Martin Marietta Materials, Inc..............................  46,357  1,694,928
Masco Corp.................................................. 184,800  9,401,700
Nabisco Holdings Corp....................................... 161,500  7,822,656
National Service Industries, Inc............................  31,000  1,536,438
Nextel Communications, Inc. (b)............................. 221,500  5,759,000

                                                       SHARES      VALUE
                                                     ---------- ------------
NextLevel Systems, Inc. (b).........................    361,400 $  6,460,025
Old Republic International Corp.....................     28,150    1,046,828
Peco Energy Co......................................    472,900   11,467,825
Pentair, Inc........................................     83,800    3,011,563
Pharmacia & Upjohn, Inc.............................     82,900    3,036,213
Philip Morris Companies, Inc........................    447,300   20,268,281
Raytheon Co., Class B ..............................    187,700    9,478,850
Regions Financial Corp..............................     40,700    1,717,031
Reynolds & Reynolds Co..............................    154,400    2,846,750
Schering Plough Corp................................    252,800   15,705,200
Seagate Technology, Inc. (b)........................    141,500    2,723,875
Sears, Roebuck and Co...............................     17,200      778,300
Timken Co...........................................     40,900    1,405,938
Tyson Foods, Inc., Class A..........................    322,500    6,611,250
Ultramar Diamond Shamrock Corp......................    180,318    5,747,636
US Bancorp..........................................    104,448   11,691,592
Vencor, Inc. (b)....................................    157,600    3,851,350
Viad Corp...........................................    155,600    3,005,025
Westvaco Corp.......................................     37,800    1,188,337
Witco Corp. ........................................     25,700    1,048,881
Xerox Corp..........................................    288,400   21,287,525
York International Corp.............................     98,700    3,904,819
                                                                ------------
Total U.S. Equities
 (Cost $452,651,427)................................             519,519,887
                                                                ------------
                                                        FACE
                                                       AMOUNT      VALUE
                                                     ---------- ------------
Short-Term Investments -- 5.45%
U.S. GOVERNMENT OBLIGATIONS -- 0.09%
U.S. Treasury Bill
 5.420%, due 05/28/98............................... $  495,000 $    484,481
                                                                ------------
COMMERCIAL PAPER -- 5.36%
Bausch & Lomb Inc.
 7.750%, due 01/02/98                                 2,565,000    2,564,448
Cummins Engine Company, Inc. 7.000%, due 01/02/98... 10,000,000    9,998,056
General American Transportation Corp.
 7.500%, due 01/07/98...............................    951,000      949,811
Nabisco Inc.
 6.700%, due 01/05/98...............................  1,000,000      999,256
Praxair Inc.
 6.550%, due 01/02/98...............................  5,000,000    4,999,090
Solutia Inc.
 7.000% due 01/02/98................................ 10,083,000   10,081,039
                                                                ------------
                                                                  29,591,700
                                                                ------------
Total Short-Term Investments
 (Cost $30,076,290)                                               30,076,181
                                                                ------------
Total Investments
 (Cost $482,727,717) -- 99.59% (a)..................             549,596,068
                                                                ------------
Cash and other assets,
 less liabilities--0.41%............................               2,264,881
                                                                ------------
Net Assets -- 100%..................................            $551,860,949
                                                                ============

See accompanying notes to schedule of investments.

--------------------------------------------------------------------------------

                    U.S. EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $482,727,717; and net unrealized appreciation consisted of:

      Gross unrealized appreciation................................ $78,689,103
      Gross unrealized depreciation................................ (11,820,752)
                                                                    -----------
        Net unrealized appreciation................................ $66,868,351
                                                                    ===========

(b) Non-income producing security

FUTURES CONTRACTS (NOTE 4)

The U.S. Equity Fund had the following open index futures contracts as of December 31, 1997:

                                   SETTLEMENT               CURRENT   UNREALIZED
                                      DATE       COST        VALUE       GAIN
                                   ---------- ----------- ----------- ----------
      INDEX FUTURES BUY CONTRACTS
      Standard & Poor's 500, 124
       contracts.................  March 1998 $29,802,893 $30,352,100  $549,207
                                                                       ========

The segregated cash and aggregate market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1997 were $815,000 and $484,481, respectively.




                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
24

                    U.S. EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997 (UNAUDITED)

ASSETS:
 Investments, at value (Cost $482,727,717) (Note 1) .............. $549,596,068
 Cash.............................................................    1,298,691
 Receivables:
  Investment securities sold......................................    3,932,114
  Dividends.......................................................      775,755
  Fund shares sold................................................   17,912,366
 Other assets.....................................................       97,684
                                                                   ------------
    TOTAL ASSETS..................................................  573,612,678
                                                                   ------------
LIABILITIES:
 Payables:
  Investment securities purchased.................................   19,694,740
  Fund shares redeemed............................................    1,672,529
  Investment advisory fees (Note 2)...............................      302,102
  Accrued expenses................................................       82,358
                                                                   ------------
    TOTAL LIABILITIES.............................................   21,751,729
                                                                   ------------
NET ASSETS........................................................ $551,860,949
                                                                   ============
NET ASSETS CONSIST OF:
 Paid in capital (Note 6)......................................... $483,976,569
 Accumulated undistributed net investment income..................       14,392
 Accumulated net realized gain....................................      452,430
 Net unrealized appreciation......................................   67,417,558
                                                                   ------------
    NET ASSETS.................................................... $551,860,949
                                                                   ============
OFFERING PRICE PER SHARE:
 Brinson Class I:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $507,739,810 and 28,880,535 shares is-
   sued and outstanding) (Note 6)................................. $      17.58
                                                                   ============
 Brinson Class N:
  Net asset value, offering price and redemption price per share
   (Based on net assets of
   $1,072 and 61 shares issued and outstanding) (Note 6).......... $      17.58
                                                                   ============
 SwissKey Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $44,120,067 and 2,517,356 shares issued
   and outstanding) (Note 6)...................................... $      17.53
                                                                   ============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)

INVESTMENT INCOME:
 Dividends......................................................... $ 3,920,692
 Interest..........................................................     361,435
                                                                    -----------
    TOTAL INCOME...................................................   4,282,127
                                                                    -----------
EXPENSES:
 Advisory (Note 2).................................................   1,577,328
 Administration....................................................     116,010
 Distribution (Note 5).............................................     106,721
 Other.............................................................     108,634
                                                                    -----------
    TOTAL EXPENSES.................................................   1,908,693
                                                                    -----------
    NET INVESTMENT INCOME..........................................   2,373,434
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN:
 Net realized gain on:
  Investments......................................................  15,557,861
  Futures contracts................................................   1,061,031
                                                                    -----------
    Net realized gain .............................................  16,618,892
                                                                    -----------
 Change in net unrealized appreciation or depreciation on:
  Investments .....................................................   8,599,085
  Futures contracts ...............................................     314,472
                                                                    -----------
    Change in net unrealized appreciation or depreciation..........   8,913,557
                                                                    -----------
 Net realized and unrealized gain .................................  25,532,449
                                                                    -----------
 Net increase in net assets resulting from operations.............. $27,905,883
                                                                    ===========


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
26

                    U.S. EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      YEAR
                                                SIX MONTHS ENDED     ENDED
                                                DECEMBER 31, 1997     JUNE
                                                   (UNAUDITED)      30, 1997
                                                ----------------- ------------
OPERATIONS:
 Net investment income.........................   $  2,373,434    $  2,268,618
 Net realized gain ............................     16,618,892      21,580,018
 Change in net unrealized appreciation or de-
  preciation ..................................      8,913,557      40,886,740
                                                  ------------    ------------
 Net increase in net assets resulting from op-
  erations.....................................     27,905,883      64,735,376
                                                  ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income:
   Brinson Class I.............................     (2,888,381)     (1,717,943)
   Brinson Class N.............................             (5)             --
   SwissKey Class..............................       (150,200)        (87,137)
 Distributions from net realized gain:
   Brinson Class I.............................    (28,383,478)    (12,393,329)
   Brinson Class N.............................            (64)             --
   SwissKey Class..............................     (2,678,144)       (838,501)
                                                  ------------    ------------
 Total distributions to shareholders...........    (34,100,272)    (15,036,910)
                                                  ------------    ------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold...................................    203,834,470     212,394,882
 Shares issued on reinvestment of distribu-
  tions........................................     30,526,642      14,138,565
 Shares redeemed...............................    (49,295,234)    (34,971,198)
                                                  ------------    ------------
 Net increase in net assets resulting from cap-
  ital share transactions (Note 6).............    185,065,878     191,562,249
                                                  ------------    ------------
    TOTAL INCREASE IN NET ASSETS...............    178,871,489     241,260,715
                                                  ------------    ------------
NET ASSETS:
 Beginning of year.............................    372,989,460     131,728,745
                                                  ------------    ------------
 End of year (including accumulated undistrib-
  uted net investment income of $14,392 and
  $679,544, respectively)......................   $551,860,949    $372,989,460
                                                  ============    ============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. EQUITY FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                          SIX MONTHS ENDED     YEAR ENDED JUNE 30,       FEBRUARY 22, 1994*
                          DECEMBER 31, 1997 ---------------------------       THROUGH
BRINSON CLASS I              (UNAUDITED)      1997      1996     1995      JUNE 30, 1994
-------------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period.........      $  17.64      $  14.59  $  11.53  $  9.65        $10.00
                              --------      --------  --------  -------        ------
 Income from investment
  operations:
  Net investment income.          0.08          0.15      0.17     0.16          0.05
  Net realized and
   unrealized gain
   (loss)...............          1.10          4.27      3.31     1.89         (0.36)
                              --------      --------  --------  -------        ------
    Total income (loss)
     from investment
     operations.........          1.18          4.42      3.48     2.05         (0.31)
                              --------      --------  --------  -------        ------
 Less distributions:
  Distributions from net
   investment income....         (0.11)        (0.14)    (0.17)   (0.14)        (0.04)
  Distributions from net
   realized gain........         (1.13)        (1.23)    (0.25)   (0.03)          --
                              --------      --------  --------  -------        ------
    Total distributions.         (1.24)        (1.37)    (0.42)   (0.17)        (0.04)
                              --------      --------  --------  -------        ------
Net asset value, end of
 period.................      $  17.58      $  17.64  $  14.59  $ 11.53        $ 9.65
                              ========      ========  ========  =======        ======
Total return (non-
 annualized)............          6.87%        31.87%    30.57%   21.45%        (3.10)%
Ratios/Supplemental data
 Net assets, end of pe-
  riod (in 000s)........      $507,740      $337,949  $126,342  $42,573        $8,200
 Ratio of expenses to
  average net assets:
  Before expense reim-
   bursement............          0.80%**       0.89%     1.14%    1.70%         5.40% **
  After expense reim-
   bursement............           N/A          0.80%     0.80%    0.80%         0.80% **
 Ratio of net investment
  income to average net
  assets:
  Before expense reim-
   bursement............          1.10%**       1.06%     1.13%    1.09%        (2.82)%**
  After expense reim-
   bursement............           N/A          1.15%     1.47%    1.99%         1.78% **
 Portfolio turnover
  rate..................            19%           43%       36%      33%            9%
 Average commission rate
  paid per share........      $ 0.0426      $ 0.0422  $ 0.0457      N/A           N/A

 *Commencement of investment operations
**Annualized
N/A = Not applicable

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
28

                    U.S. EQUITY FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                               SIX MONTHS ENDED
                                                              DECEMBER 31, 1997*
BRINSON CLASS N                                                  (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value, beginning of period.........................      $ 17.64
                                                                   -------
 Income from investment operations:
  Net investment income......................................         0.08
  Net realized and unrealized gain...........................         1.07
                                                                   -------
    Total income from investment operations..................         1.15
                                                                   -------
 Less distributions:
  Distributions from net investment income...................        (0.09)
  Distributions from net realized gain.......................        (1.12)
                                                                   -------
    Total distributions......................................        (1.21)
                                                                   -------
Net asset value, end of period...............................      $ 17.58
                                                                   =======
Total return (non-annualized)................................         6.73%
Ratios/Supplemental Data:
 Net assets, end of period (in 000s).........................      $     1
 Ratio of expenses to average net assets:
  Before expense reimbursement...............................         1.05%**
 Ratio of net investment income to average net assets:
  Before expense reimbursement...............................         0.77%**
 Portfolio turnover rate.....................................           19%
 Average commission rate paid per share......................      $0.0426

 *Commencement of Brinson Class N was June 30, 1997
**Annualized
N/A = Not applicable


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. EQUITY FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                 SIX MONTHS ENDED      YEAR      JULY 31, 1995*
                                 DECEMBER 31, 1997     ENDED        THROUGH
SWISSKEY CLASS                      (UNAUDITED)    JUNE 30, 1997 JUNE 30, 1996
-------------------------------------------------------------------------------
Net asset value, beginning of
 period.........................      $ 17.59         $ 14.58       $ 11.94
                                      -------         -------       -------
 Income from investment opera-
  tions:
  Net investment income.........         0.04            0.11          0.10
  Net realized and unrealized
   gain.........................         1.09            4.22          2.92
                                      -------         -------       -------
    Total income from investment
     operations.................         1.13            4.33          3.02
                                      -------         -------       -------
 Less distributions:
  Distributions from net invest-
   ment income..................        (0.06)          (0.09)        (0.13)
  Distributions from net real-
   ized gain....................        (1.13)          (1.23)        (0.25)
                                      -------         -------       -------
    Total distributions.........        (1.19)          (1.32)        (0.38)
                                      -------         -------       -------
Net asset value, end of period..      $ 17.53         $ 17.59       $ 14.58
                                      =======         =======       =======
Total return (non-annualized)...         6.59%          31.28%        25.70%
Ratios/Supplemental data
 Net assets, end of period (in
  000s).........................      $44,120         $35,039       $ 5,387
 Ratio of expenses to average
  net assets:
  Before expense reimbursement..         1.32%**         1.41%         1.66%**
  After expense reimbursement...          N/A            1.32%         1.32%**
 Ratio of net investment income
  to average net assets:
  Before expense reimbursement..         0.57%**         0.54%         0.61%**
  After expense reimbursement...          N/A            0.63%         0.95%**
 Portfolio turnover rate........           19%             43%           36%
 Average commission rate paid
  per share.....................      $0.0426         $0.0422       $0.0457

 *Commencement of SwissKey Class
**Annualized
N/A=Not applicable

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
30

U.S. Bond Fund

--------------------------------------------------------------------------------

The U.S. Bond Fund is an actively managed diversified portfolio of U.S. dollar-denominated investment-grade fixed income securities. Macroeconomic and monetary analysis are the key elements in our strategy. We develop expectations about the returns on U.S. bonds based on the divergence of current market yields from our estimates of equilibrium yields. Relative value analysis serves as the basis of both our sector and individual security selection.

Since its inception on August 31, 1995, the Brinson U.S. Bond Fund has provided an annualized return of 8.04%, compared to the 7.99% for the benchmark Salomon Brothers Broad Investment Grade Bond Index. The Fund's annualized return volatility since inception of 4.55% exceeds the 3.76% volatility of the benchmark.

In 1997, the Fund's return of 9.64% slightly exceeded the benchmark return of 9.62%. The positive incremental performance in 1997 was a function of successful duration and yield curve strategies as well as issue selection primarily within the mortgage-backed sector. Portfolio duration was targeted at 1.3 times benchmark duration from the beginning of 1997 until early in the third quarter, when duration was shortened to neutral.

Following a 25 basis point increase in the overnight funds rate target in March, Federal Reserve interest rate policy was unchanged for the balance of the year. While short-term market interest rates generally rose in line with the overnight funds market, long-term interest rates showed substantial declines in 1997. Thirty-year Treasury bond yields fell by 70 basis points to end 1997 at the 5.9% level.

Declines in reported inflation and in inflationary expectations were the major factors associated with falling long-term interest rates. Another positive for the bond market was the continued decline in the Federal deficits which reduced Treasury debt supply. The good inflation performance was achieved at a time when the underlying pace of real economic activity was quite robust. Strong job creation led to a decline in unemployment rates to levels not seen since the 1960s.

During the year, fixed income investors responded more to the favorable inflation data than to the risks of above-trend growth and the tight labor market. Interest rates began the year slightly above 6.60% and moved higher well into the second quarter in conjunction with the March Federal Reserve tightening and Federal Reserve Chairman Greenspan's now famous "irrational exuberance" speech. By the end of the second quarter with inflation remaining contained and no further hints of additional Fed tightening, interest rates began a steady decline which carried through year-end. In the final quarter of 1997 domestic economic strength, which would typically be viewed as a negative by the fixed income markets, was more than offset by developments in Asia. A dramatic depreciation in the Asian equity and currency markets gave rise to concerns about global deflation, providing further support to U.S. bond markets. The Asian turmoil had a dual impact on the U.S. bond market as a "flight-to-quality" provided fuel to the interest rate decline while the prospective negative influence on the U.S. economy propelled corporate bond credit spreads to their widest levels of the decade.

U.S. Bond Fund

--------------------------------------------------------------------------------

Industry Diversification

As a Percent of Net Assets
As of December 31, 1997 (Unaudited)

------------------------------------------------------
U.S. BONDS
Corporate Bonds
  Asset-Backed................................   7.89%
  CMO.........................................   6.89
  Consumer....................................   0.75
  Financial...................................  11.68
  Industrial..................................   9.39
  Telecommunications..........................   2.21
                                               ------
    Total U.S. Corporate Bonds................  38.81

U.S. Government Agencies......................  23.90
U.S. Government Obligations...................  20.22
International Dollar Bonds....................   8.72
                                               ------
    Total U.S. Bonds..........................  91.65
                                               ------
SHORT-TERM INVESTMENTS........................   6.07
                                               ------
    TOTAL INVESTMENTS.........................  97.72
                                               ------
LIABILITIES, LESS CASH AND OTHER ASSETS.......   2.28
                                               ------
NET ASSETS.................................... 100.00%
                                               ======

U.S. Bond Fund

--------------------------------------------------------------------------------

Total Return

                                                              6 months       1 year       Annualized
                                                                ended         ended      8/31/95* to
                                                              12/31/97      12/31/97      12/31/97
----------------------------------------------------------------------------------------------------
Brinson U.S. Bond Fund                                          6.58%         9.64%         8.04%
Salomon Brothers Broad Investment Grade (BIG) Bond Index        6.37          9.62          7.99
----------------------------------------------------------------------------------------------------

* Inception date of the Brinson U.S. Bond Fund.
Total return includes reinvestment of all capital gain and income distributions.

Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson U.S. Bond Fund and the Salomon Brothers Broad Investment Grade (BIG) Bond Index if you had invested $1,000,000 on August 31, 1995, and had reinvested all your income dividends and capital gain distributions through December 31, 1997. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson U.S. Bond Fund
vs. Salomon Brothers BIG Bond Index
Wealth Value with Dividends Reinvested

                          [GRAPH CHART APPEARS HERE]

                Brinson        Salomon
                 U.S.          Brothers
                 Bond          BIG Bond
                 Fund           Index
----------------------------------------
 8/31/95       1,000,000       1,000,000
 9/30/95       1,009,000       1,009,400
12/31/95    1,054,932.13     1,053,220.2
 3/31/96    1,031,398.24    1,034,955.91
 6/30/96    1,035,997.04     1,040,029.1
 9/30/96    1,054,776.54    1,059,391.07
12/31/96    1,092,168.78    1,091,410.94
 3/31/97    1,081,323.01     1,085,686.1
 6/30/97    1,123,558.26     1,124,790.4
 9/30/97    1,164,155.58    1,162,173.33
12/31/97    1,197,457.59    1,196,412.93
----------------------------------------

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

                    U.S. BOND FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                             FACE
                                                            AMOUNT      VALUE
                                                          ---------- -----------
Bonds -- 91.65%
U.S. CORPORATE BONDS -- 38.81%
Aetna Services, Inc. 6.970%, due 08/15/36...............  $  235,000 $   246,223
Aid-Israel, Series 10 Z
 0.000%, due 02/15/03...................................     805,000     597,704
Aid-Jordan 8.750%, due 09/01/19.........................     517,177     633,702
Bellsouth Savings & Employee ESOP
 9.125%, due 07/01/03...................................      88,948      92,331
Capital One Bank 6.830%, due 05/17/99...................     359,000     361,489
Chase Mortgage Finance Corp. 93-J1
 Class 1A5 6.625%, due 08/25/09.........................      68,131      66,570
Chemical Mortgage Securities, Inc. 93-1 Class A5 7.450%,
 due 02/25/23...........................................     785,000     796,238
Ches Pot Tel MD 8.000%, due 10/15/29....................      87,000     103,628
Chrysler Financial Corp.
 7.400%, due 08/01/2097.................................     223,000     237,919
Citicorp Mortgage Securities, Inc. 94-9
 Class A8, 5.750%, due 06/25/09.........................      91,612      82,865
Comcast Cable Communications 144A
 8.500%, due 05/01/27...................................     300,000     353,864
Con Edison 6.450%, due 12/01/07.........................     300,000     299,435
Countrywide Funding Corp. FRN
 6.360%, due 12/01/03...................................     250,000     248,125
CS First Boston Mortgage Securities Corp.
 97-C1 7.150%, due 08/20/06.............................     245,000     254,905
Dayton Hudson Credit Card Master Trust
 95-1A, 6.100%, due 02/25/02............................     218,000     218,190
First Bank Corporate Card Master Trust
 97-1A 6.400%, due 02/15/03.............................     155,000     156,259
GE Capital Mtg. Services, Inc.
 94-7 Class A12, 6.000%, due 02/25/09...................     178,678     173,916
 97-HE4 A7 6.735%, due 12/25/28.........................     410,000     414,981
General Motors Acceptance Corp..........................
 6.375%, due 12/01/01...................................     400,000     401,755
 9.625%, due 12/15/01...................................     294,000     328,475
Green Tree Financial Corp.
 8.300%, due 11/15/19...................................     320,000     356,508
Hanson Overseas BV
 6.750%, due 09/15/05...................................     100,000     102,209
Interamer Development Bank
 6.800%, due 10/15/25...................................     100,000     105,772
Lehman Brothers Holdings
 7.250%, due 04/15/03...................................     225,000     232,285
Lockheed Martin Corp.
 7.700%, due 06/15/08...................................     282,000     306,310
MBNA Global Capital Securities FRN
 6.550%, due 02/01/27...................................      90,000      82,668
News America Holdings
 7.750%, due 12/01/45...................................     358,000     372,717
PNC Mortgage Securities Corp.
 94-3A8 7.500%, due 07/25/24............................     215,000     222,087

                                                             FACE
                                                            AMOUNT      VALUE
                                                          ---------- -----------
Premier Auto Trust
 96-3A 6.500%, due 03/06/00.............................. $  190,000 $   190,682
 96-4A, Class A4, 6.400%, due 10/06/01...................    350,000     351,939
Prudential Home Mortgage Securities
 93-43A9 6.750%, due 10/25/23............................    293,910     289,816
 94-3A10 6.500%, due 02/25/24............................    170,000     163,319
Salomon, Inc. 6.750%, due 02/15/03.......................    300,000     304,259
Thrift Financial Corp.
 11.250%, due 01/01/16...................................     48,499      52,306
Time Warner, Inc. 7.570%, due 02/01/24...................     90,000      94,338
Time Warner Entertainment, Inc.
 8.375%, due 03/15/23....................................     94,000     107,236
UCFC Home Equity Loan 97-C, Class A8,
 6.325%, FRN, due 09/15/27...............................    185,745     185,591
USA Waste Services
 6.500%, due 12/15/02....................................    400,000     398,995
USX Corp. 8.125%, due 07/15/23...........................    400,000     450,885
                                                                     -----------
                                                                      10,438,496
                                                                     -----------
INTERNATIONAL DOLLAR BONDS -- 8.72%
Banco Santiago S.A.
 7.000%, due 07/18/07....................................    380,000     381,032
Bayerische Landesbank
 6.850%, due 07/19/01....................................    188,000     192,990
Den Danske Bank 144A
 7.400%, due 06/15/10....................................    445,000     464,297
Empressa Nacional Electric
 7.875%, due 02/01/27....................................    394,000     417,179
Province of Quebec
 7.500%, due 07/15/23....................................    200,000     215,648
Repsol International Finance
 7.000%, due 08/01/05....................................    200,000     210,030
Republic of South Africa
 9.625%, due 12/15/99....................................     71,000      73,485
Royal Bank of Scotland
 7.375%, Resettable Perpetual Preferred..................     80,000      83,056
Skandinaviska Enskilda Banken 144A
 6.625%, Resettable Perpetual Preferred..................    305,000     306,220
                                                                     -----------
                                                                       2,343,937
                                                                     -----------
U.S. GOVERNMENT AGENCIES -- 23.90%
Federal Home Loan Mortgage Corp.
 7.000%, due 10/15/13....................................    492,125     502,589
 7.500%, due 01/15/23....................................    139,328     146,306
 7.000%, due 01/15/25....................................    235,000     233,989
 7.238%, due 05/01/26....................................     38,252      39,615
Federal Home Loan Mortgage Corp.
 Gold 6.000%, due 06/01/03...............................     98,672      97,531
 8.000%, due 11/01/22....................................    190,982     197,607
 9.000%, due 03/01/24....................................    148,338     160,200
 9.500%, due 04/01/25....................................     43,073      46,007

--------------------------------------------------------------------------------
34

                    U.S. BOND FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                             FACE
                                                            AMOUNT      VALUE
                                                          ---------- -----------
Federal Home Loan Mortgage Corp. Strip
 0.000%, due 04/15/27 principal only..................... $  300,000 $   195,734
Federal National Mortgage Association
 6.959%, due 08/01/07....................................    488,562     509,325
 6.500%, due 05/25/08....................................    115,558     115,337
 8.000%, due 12/18/11....................................    100,000     107,497
 8.000%, due 05/25/21....................................    260,000     271,993
 9.000%, due 08/01/21....................................     28,894      31,040
 8.500%, due 07/01/22....................................     22,285      23,606
 9.500%, due 08/01/22....................................    134,383     143,874
 8.500%, due 12/01/25....................................    298,255     311,397
 6.500%, due 02/01/26....................................    118,416     116,862
 6.500%, due 04/01/26....................................    402,445     397,163
 6.500%, due 12/01/26 TBA................................    200,000     197,375
 6.175%, due 10/01/27....................................    511,877     511,212
 6.500%, due 12/01/27....................................    792,000     781,605
Federal National Mortgage Association Strips
 7.500%, due 05/01/23 interest only......................    175,961      44,798
 0.000%, due 04/01/27 principal only.....................    608,062     461,763
Government National Mortgage Association
 10.000%, due 09/15/00...................................      2,663       2,835
 10.000%, due 05/15/01...................................      5,200       5,537
 9.000%, due 11/15/04....................................     15,025      15,790
 9.000%, due 12/15/17....................................     56,428      61,654
 8.000%, due 08/15/22....................................     78,467      81,361
 7.500%, due 12/15/22....................................    362,696     373,008
 7.500%, due 06/15/25....................................    118,808     121,791
 7.000%, due 07/15/25....................................    118,543     119,542
                                                                     -----------
                                                                       6,425,943
                                                                     -----------
U.S. GOVERNMENT OBLIGATIONS -- 20.22%
U.S. Treasury Notes and Bonds
 6.625%, due 07/31/01....................................    270,000     277,678
 7.000%, due 07/15/06....................................    250,000     269,922
 8.125%, due 05/15/21....................................    325,000     409,500
 6.000%, due 02/15/26....................................    380,000     379,525
 5.500%, due 11/15/98....................................    153,000     152,761
 6.000%, due 06/30/99....................................  3,830,000   3,849,150
 5.875%, due 08/31/99....................................    100,000     100,313
                                                                     -----------
                                                                       5,438,849
                                                                     -----------
Total U.S. Bonds (Cost $24,121,505)......................             24,647,225
                                                                     -----------

                                                            FACE
                                                           AMOUNT      VALUE
                                                         ---------- -----------
Short-Term Investments -- 6.07%
COMMERCIAL PAPER -- 6.07%
Case Credit Corp. 6.110%, due 01/20/98.................. $  300,000 $   299,033
GTE Corp. 6.020%, due 03/02/98..........................    500,000     494,983
Safeway, Inc. 5.920%, due 01/22/98......................    183,000     182,368
Vastar Resources, Inc.
 7.100%, due 01/02/98...................................    657,000     656,871
                                                                    -----------
Total Short-Term Investments
 (Cost $1,633,255)......................................              1,633,255
                                                                    -----------
Total Investments
 (Cost $25,754,760) -- 97.72% (a).......................             26,280,480
                                                                    -----------
Cash and other assets, less liabilities -- 2.28%........                613,309
                                                                    -----------
Net Assets -- 100%......................................            $26,893,789
                                                                    ===========

(a) Aggregate cost for federal income tax purposes was $25,754,760; and net unrealized appreciation consisted of:

      Gross unrealized ap-
       preciation........... $563,738
      Gross unrealized de-
       preciation...........  (38,018)
                             --------
        Net unrealized ap-
       preciation........... $525,720
                             ========

FRN: Floating rate note -- The rate disclosed is that in effect at December 31, 1997.

TBA: Security is subject to delayed delivery.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1997, the value of these securities amounted to $1,124,381, or 4.18% of net assets.

Resettable Perpetual Preferred: A bond with either no maturity date or a maturity date that is so far in the future that the bond will pay interest indefinitely. The issuer generally retains the right to call such a bond.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. BOND FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997 (UNAUDITED)

ASSETS:
 Investments, at value (Cost $25,754,760) (Note 1)................ $26,280,480
 Cash.............................................................      65,136
 Receivables:
  Investment securities sold......................................     908,528
  Interest........................................................     250,274
 Other assets.....................................................      29,443
                                                                   -----------
    TOTAL ASSETS..................................................  27,533,861
                                                                   -----------
LIABILITIES:
 Payables:
  Investment securities purchased.................................     590,827
  Investment advisory fees (Note 2)...............................       5,020
  Accrued expenses................................................      44,225
                                                                   -----------
    TOTAL LIABILITIES.............................................     640,072
                                                                   -----------
NET ASSETS........................................................ $26,893,789
                                                                   ===========
NET ASSETS CONSIST OF:
 Paid in capital (Note 6)......................................... $26,262,620
 Accumulated undistributed net investment income..................     (13,078)
 Accumulated net realized gain....................................     118,527
 Net unrealized appreciation......................................     525,720
                                                                   -----------
    NET ASSETS.................................................... $26,893,789
                                                                   ===========
OFFERING PRICE PER SHARE:
 Brinson Class I:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $24,948,207 and 2,409,486 shares issued
   and outstanding) (Note 6)...................................... $     10.35
                                                                   ===========
 Brinson Class N:
  Net asset value, offering price and redemption price per share
   (Based on net assets of
   $1,067 and 103 shares issued and outstanding) (Note 6)......... $     10.36
                                                                   ===========
 SwissKey Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of
   $1,944,515 and 188,228 shares issued and outstanding) (Note 6). $     10.33
                                                                   ===========


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
36

                    U.S. BOND FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)

INVESTMENT INCOME:
 Interest........................................................... $  844,224
                                                                     ----------
    TOTAL INCOME....................................................    844,224
                                                                     ----------
EXPENSES:
 Advisory (Note 2)..................................................     65,526
 Professional.......................................................     18,768
 Registration.......................................................     10,791
 Distribution (Note 5)..............................................      4,144
 Other..............................................................     19,950
                                                                     ----------
    TOTAL EXPENSES..................................................    119,179
    Expenses deferred by Advisor (Note 2)...........................    (36,523)
                                                                     ----------
    NET EXPENSES....................................................     82,656
                                                                     ----------
    NET INVESTMENT INCOME ..........................................    761,568
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN:
 Net realized gain on investments...................................    548,792
 Change in net unrealized appreciation or depreciation..............    328,468
                                                                     ----------
 Net realized and unrealized gain...................................    877,260
                                                                     ----------
 Net increase in net assets resulting from operations............... $1,638,828
                                                                     ==========


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. BOND FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       YEAR
                                                 SIX MONTHS ENDED     ENDED
                                                 DECEMBER 31, 1997  JUNE 30,
                                                    (UNAUDITED)       1997
OPERATIONS:                                      ----------------- -----------
 Net investment income..........................    $   761,568    $   836,232
 Net realized gain (loss).......................        548,792        (36,166)
 Change in net unrealized appreciation or depre-
  ciation.......................................        328,468        343,515
                                                    -----------    -----------
 Net increase in net assets resulting from oper-
  ations........................................      1,638,828      1,143,581
                                                    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income:
  Brinson Class I...............................       (976,512)      (598,393)
  Brinson Class N...............................            (39)           --
  SwissKey Class................................        (69,936)       (31,712)
 Distributions from and in excess of net real-
  ized gain:
  Brinson Class I...............................       (335,742)          (675)
  Brinson Class N...............................            (14)           --
  SwissKey Class................................        (25,812)           (39)
                                                    -----------    -----------
 Total distributions to shareholders............     (1,408,055)      (630,819)
                                                    -----------    -----------
CAPITAL SHARE TRANSACTIONS:
 Shares sold....................................      4,679,580     16,583,813
 Shares issued on reinvestment of distributions.        641,561        461,917
 Shares redeemed................................     (2,478,830)    (3,420,321)
                                                    -----------    -----------
 Net increase in net assets resulting from capi-
  tal share transactions (Note 6)...............      2,842,311     13,625,409
                                                    -----------    -----------
    TOTAL INCREASE IN NET ASSETS................      3,073,084     14,138,171
                                                    -----------    -----------
NET ASSETS:
 Beginning of period............................     23,820,705      9,682,534
                                                    -----------    -----------
 End of period (including accumulated undistrib-
  uted net investment
  income of $(13,078) and $271,841, respective-
  ly)...........................................    $26,893,789    $23,820,705
                                                    ===========    ===========


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
38

                    U.S. BOND FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                SIX MONTHS ENDED                AUGUST 31, 1995*
                                DECEMBER 31, 1997  YEAR ENDED       THROUGH
BRINSON CLASS I                    (UNAUDITED)    JUNE 30, 1997  JUNE 30, 1996
--------------------------------------------------------------------------------
Net asset value, beginning of
 period.......................       $ 10.24         $  9.93         $10.00
                                     -------         -------         ------
 Income from investment opera-
  tions:
  Net investment income.......          0.30            0.51**         0.50
  Net realized and unrealized
   gain (loss)................          0.37            0.32          (0.14)
                                     -------         -------         ------
    Total income from invest-
     ment operations..........          0.67            0.83           0.36
                                     -------         -------         ------
 Less distributions:
  Distributions from net in-
   vestment income............         (0.42)          (0.52)         (0.40)
  Distributions from and in
   excess of net realized
   gain.......................         (0.14)            --           (0.03)
                                     -------         -------         ------
    Total distributions.......         (0.56)          (0.52)         (0.43)
                                     -------         -------         ------
Net asset value, end of peri-
 od...........................       $ 10.35         $ 10.24         $ 9.93
                                     =======         =======         ======
Total return (non-annualized).          6.58%           8.45%          3.60%
Ratios/Supplemental data
 Net assets, end of period (in
  000s).......................       $24,948         $22,421         $9,047
 Ratio of expenses to average
  net assets:
  Before expense reimburse-
   ment.......................          0.88%***        1.65%          3.63%***
  After expense reimbursement.          0.60%***        0.60%          0.60%***
 Ratio of net investment in-
  come to average net assets:
  Before expense reimburse-
   ment.......................          5.56%***        5.14%          3.00%***
  After expense reimbursement.          5.84%***        6.19%          6.03%***
 Portfolio turnover rate......           132%            410%           363%

*Commencement of investment operations
**The net investment income per share data was determined by using average shares outstanding throughout the period.
***Annualized


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. BOND FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                               SIX MONTHS ENDED
                                                              DECEMBER 31, 1997*
BRINSON CLASS N                                                  (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value, beginning of period.........................       $10.24
                                                                    ------
 Income from investment operations:
  Net investment income......................................         0.30
  Net realized and unrealized gain...........................         0.36
                                                                    ------
    Total income from investment operations..................         0.66
                                                                    ------
 Less distributions:
  Distributions from net investment income...................        (0.40)
  Distributions from net realized gain.......................        (0.14)
                                                                    ------
    Total distributions......................................        (0.54)
                                                                    ------
Net asset value, end of period...............................       $10.36
                                                                    ======
Total return (non-annualized)................................         6.52%
Ratios/Supplemental data
 Net assets, end of period (in 000s).........................       $    1
 Ratio of expenses to average net assets:
  Before expense reimbursement...............................         1.15%**
  After expense reimbursement................................         0.85%**
 Ratio of net investment income to average net assets:
  Before expense reimbursement...............................         5.35%**
  After expense reimbursement................................         5.65%**
 Portfolio turnover rate.....................................          132%

  *Commencement of Brinson Class N was June 30, 1997.
 **Annualized


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
40

                    U.S. BOND FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                SIX MONTHS ENDED                AUGUST 31, 1995*
                                DECEMBER 31, 1997  YEAR ENDED   THROUGH JUNE 30,
SWISSKEY CLASS                     (UNAUDITED)    JUNE 30, 1997       1996
--------------------------------------------------------------------------------
Net asset value, beginning of
 period.......................       $10.22          $ 9.92          $10.00
                                     ------          ------          ------
 Income from investment opera-
  tions:
  Net investment income.......         0.24            0.46**          0.46
  Net realized and unrealized
   gain (loss)................         0.40            0.32           (0.13)
                                     ------          ------          ------
    Total income from invest-
     ment operations..........         0.64            0.78            0.33
                                     ------          ------          ------
 Less distributions:
  Distributions from net in-
   vestment income............        (0.39)          (0.48)          (0.38)
  Distributions from and in
   excess of net realized
   gain.......................        (0.14)            --            (0.03)
                                     ------          ------          ------
    Total distributions.......        (0.53)          (0.48)          (0.41)
                                     ------          ------          ------
Net asset value, end of peri-
 od...........................       $10.33          $10.22          $ 9.92
                                     ======          ======          ======
Total return (non-annualized).         6.31%           7.91%           3.24%
Ratios/Supplemental data
 Net assets, end of period (in
  000s).......................       $1,945          $1,399          $  636
 Ratio of expenses to average
  net assets:
  Before expense reimburse-
   ment.......................         1.35%***        2.12%           4.10%***
  After expense reimbursement.         1.07%***        1.07%           1.07%***
 Ratio of net investment in-
  come to average net assets:
  Before expense reimburse-
   ment.......................         5.09%***        4.67%           2.53%***
  After expense reimbursement.         5.37%***        5.72%           5.56%***
 Portfolio turnover rate......          132%            410%            363%

*Commencement of investment operations
**The net investment income per share data was determined by using average shares outstanding throughout the period.
***Annualized


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    THE BRINSON FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
1.SIGNIFICANT ACCOUNTING POLICIES
The Brinson Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended, as a series company. The Trust currently offers shares of seven series: Global Fund, Global Equity Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Bond Fund, and Non-U.S. Equity Fund. Effective June 30, 1997, each Fund has three classes of shares outstanding, Brinson Class I, Brinson Class N and SwissKey Class. There are an unlimited number of shares of each class with par value of $0.001 authorized. Each share represents an identical interest in the investments of the Funds and has the same rights. The following is a summary of significant accounting policies consistently followed by the U.S. Balanced
Fund, U.S. Equity Fund and U.S. Bond Fund (each a "Fund," collectively the "Funds") in the preparation of their financial statements.

A.INVESTMENT VALUATION: Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. Securities for which the most recent bid price or market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Equity securities, traded over-the-counter, are valued at the most recent bid price. Debt securities are valued at the most recent bid price by using market quotations or independent services. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B.INVESTMENT TRANSACTIONS: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

C.INVESTMENT INCOME: Interest income, which includes the amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

D.FEDERAL INCOME TAXES: It is the policy of the Funds to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the six months ended December 31, 1997, therefore, no federal income tax provision was required.

E.DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of the Funds to distribute their respective net investment income on a semi-annual basis and net capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Differences in dividends per share between the classes are due to distribution expenses.

F.INCOME AND EXPENSE ALLOCATIONS: All income earned and expenses incurred by the Funds will be borne on a pro rata basis by each of the classes, except that the Brinson Class I will not incur any of the distribution expenses of the Brinson Class N nor the SwissKey Class.

G.USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

--------------------------------------------------------------------------------
42

                    THE BRINSON FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

2.INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. As compensation for these services, each Fund pays the Advisor a monthly fee based on the Fund's respective average daily net assets. The Advisor has agreed to waive its fees and reimburse each Fund to the extent that total annualized expenses exceed a specified percentage of each Fund's respective average daily net assets. Investment advisory fees and other transactions with affiliates for the six months ended December 31, 1997, were as follows:

                         ADVISORY BRINSON CLASS I BRINSON CLASS N SWISSKEY CLASS  ADVISORY   FEES
                           FEE      EXPENSE CAP     EXPENSE CAP    EXPENSE CAP      FEES    WAIVED
                         -------- --------------- --------------- -------------- ---------- ------
U.S. Balanced Fund......   0.70%       0.80%           1.05%           1.30%     $1,005,745 $  --
U.S. Equity Fund........   0.70        0.80            1.05            1.32       1,577,328    --
U.S. Bond Fund..........   0.50        0.60            0.85            1.07          65,526 36,523

Certain officers of the Funds are also officers of the Advisor. All officers serve without direct compensation from the Funds. Trustees' fees paid to unaffiliated trustees were $3,864, $3,128 and $2,024 for the U.S. Balanced Fund, U.S. Equity Fund, and U.S. Bond Fund, respectively.

3.INVESTMENT TRANSACTIONS
Investment transactions for the six months ended December 31, 1997, excluding short-term investments, were as follows:

                                                                      PROCEEDS
                                                        PURCHASES    FROM SALES
                                                       ------------ ------------
U.S. Balanced Fund.................................... $253,281,640 $257,927,118
U.S. Equity Fund......................................  225,510,580   82,326,482
U.S. Bond Fund........................................   33,839,825   32,178,604

4.FUTURES CONTRACTS
The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Funds, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

5.DISTRIBUTION PLANS
The Trust has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for Brinson Class N and the SwissKey Class. Each Plan governs payments made for the expenses incurred in the promotion and distribution of the SwissKey Class of shares, and effective June 30, 1997, the Brinson Class N shares. Annual fees under the SwissKey Plan, which include a 0.25% service fee, total 0.50%, 0.52% and 0.47% of the average daily net assets of the SwissKey Class of the U.S. Balanced Fund, U.S. Equity Fund and U.S. Bond Fund, respectively. Annual fees under the Brinson Class N Plan shall not exceed 0.25% of the average daily net assets of the Brinson Class N of the U.S. Balanced Fund, U.S. Equity Fund and U.S. Bond Fund.

--------------------------------------------------------------------------------

                    THE BRINSON FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

6.CAPITAL TRANSACTIONS
Capital stock transactions were as follows:

                                              U.S. BALANCED FUND
                                -----------------------------------------------
                                   SIX MONTHS ENDED
                                   DECEMBER 31, 1997          YEAR ENDED
                                      (UNAUDITED)            JUNE 30, 1997
                                ----------------------- -----------------------
                                  SHARES      VALUE       SHARES      VALUE
                                ---------- ------------ ---------- ------------
Sales:
  Brinson Class I..............  2,281,024 $ 28,309,870  6,578,157 $ 78,728,712
  Brinson Class N..............        --           --          80        1,000
  SwissKey Class...............     25,739      330,584    148,317    1,798,818
                                ---------- ------------ ---------- ------------
    Total Sales................  2,306,763 $ 28,640,454  6,726,554 $ 80,528,530
                                ========== ============ ========== ============
Dividend Reinvestment:
  Brinson Class I..............  2,452,121 $ 28,812,427  1,541,262 $ 18,266,191
  Brinson Class N..............          9          105        --           --
  SwissKey Class...............     11,570      135,252      3,904       46,232
                                ---------- ------------ ---------- ------------
    Total Dividend Reinvest-
     ment......................  2,463,700 $ 28,947,784  1,545,166 $ 18,312,423
                                ========== ============ ========== ============
Redemptions:
  Brinson Class I..............  2,397,723 $ 30,943,131  4,988,208 $ 59,912,281
  Brinson Class N..............        --           --         --           --
  SwissKey Class...............     29,023      371,072     86,625    1,050,388
                                ---------- ------------ ---------- ------------
    Total Redemptions..........  2,426,746 $ 31,314,203  5,074,833 $ 60,962,669
                                ========== ============ ========== ============
                                               U.S. EQUITY FUND
                                -----------------------------------------------
                                   SIX MONTHS ENDED
                                   DECEMBER 31, 1997          YEAR ENDED
                                      (UNAUDITED)            JUNE 30, 1997
                                ----------------------- -----------------------
                                  SHARES      VALUE       SHARES      VALUE
                                ---------- ------------ ---------- ------------
Sales:
  Brinson Class I.............. 10,354,918 $189,157,887 11,551,336 $183,660,431
  Brinson Class N..............        --           --          57        1,000
  SwissKey Class...............    800,195   14,676,583  1,834,556   28,733,451
                                ---------- ------------ ---------- ------------
    Total Sales................ 11,155,113 $203,834,470 13,385,949 $212,394,882
                                ========== ============ ========== ============
Dividend Reinvestment:
  Brinson Class I..............  1,675,362 $ 28,698,745    907,559 $ 13,745,444
  Brinson Class N..............          4           69        --           --
  SwissKey Class...............    107,016    1,827,828     25,905      393,121
                                ---------- ------------ ---------- ------------
    Total Dividend Reinvest-
     ment......................  1,782,382 $ 30,526,642    933,464 $ 14,138,565
                                ========== ============ ========== ============
Redemptions:
  Brinson Class I..............  2,309,278 $ 42,289,711  1,959,184 $ 31,250,336
  Brinson Class N..............        --           --         --           --
  SwissKey Class...............    382,268    7,005,523    237,473    3,720,862
                                ---------- ------------ ---------- ------------
    Total Redemptions..........  2,691,546 $ 49,295,234  2,196,657 $ 34,971,198
                                ========== ============ ========== ============
                                                U.S. BOND FUND
                                -----------------------------------------------
                                   SIX MONTHS ENDED
                                   DECEMBER 31, 1997          YEAR ENDED
                                      (UNAUDITED)            JUNE 30, 1997
                                ----------------------- -----------------------
                                  SHARES      VALUE       SHARES      VALUE
                                ---------- ------------ ---------- ------------
Sales:
  Brinson Class I..............    386,736 $  4,064,958  1,521,821 $ 15,371,166
  Brinson Class N..............        --           --          98        1,000
  SwissKey Class...............     58,318      614,622    119,951    1,211,647
                                ---------- ------------ ---------- ------------
    Total Sales................    445,054 $  4,679,580  1,641,870 $ 16,583,813
                                ========== ============ ========== ============
Dividend Reinvestment:
  Brinson Class I..............     58,336 $    599,697     44,351 $    449,362
  Brinson Class N..............          5           53        --           --
  SwissKey Class...............      4,075       41,811      1,239       12,555
                                ---------- ------------ ---------- ------------
    Total Dividend Reinvest-
     ment......................     62,416 $    641,561     45,590 $    461,917
                                ========== ============ ========== ============
Redemptions:
  Brinson Class I..............    224,864 $  2,363,677    288,064 $  2,929,252
  Brinson Class N..............        --           --         --           --
  SwissKey Class...............     11,114      115,153     48,365      491,069
                                ---------- ------------ ---------- ------------
    Total Redemptions..........    235,978 $  2,478,830    336,429 $  3,420,321
                                ========== ============ ========== ============

--------------------------------------------------------------------------------
44

                                DISTRIBUTED BY:
                            FUNDS DISTRIBUTOR, INC.
                                60 STATE STREET
                                BOSTON, MA 02109

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.
--------------------------------------------------------------------------------

The Brinson Funds

--------------------------------------------------------------------------------

Chicago . Basel . Frankfurt . Geneva . Hong Kong . London . Melbourne . New York
                  Paris . Singapore . Sydney . Tokyo . Zurich

 209 South LaSalle Street . Chicago, Illinois 60604-1295 . Tel: (800) 448-2430

                       --------------------------------
                               The Brinson Funds












                         Brinson Non-U.S. Equity Fund

                              Semi-Annual Report

                               December 31, 1997







                     Global Institutional Asset Management
                       --------------------------------

Trustees and Officers

-------------------------------------------------------------------------------


Trustees

Walter E. Auch

Frank K. Reilly, CFA

Edward M. Roob




Officers

Frank K. Reilly, CFA
Chairman of the Board

E. Thomas McFarlan
President

Thomas J. Digenan, CFA, CPA
Vice President

Debra L. Nichols
Vice President

Carolyn M. Burke, CPA
Secretary and Treasurer

Catherine E. Macrae
Assistant Secretary

The Fund's Advisor -- Brinson Partners, Inc.



--------------------------------------------------------------------------------
Brinson Partners is the global institutional asset management division of Swiss Bank Corporation (SBC) and manages assets of over $140 billion. We have $90 billion of discretionary institutional assets with active management mandates and we are the investment manager for SBC Private Banking mutual fund assets which total over $50 billion. In addition, we act as an investment advisor to SBC Private Banking. Our organization manages investment portfolios for corporations, public funds, endowments, foundations, central banks and other investors located throughout the world. We employ over 590 people in offices in Chicago, Basel, Frankfurt, Geneva, Hong Kong, London, Melbourne, New York, Paris, Singapore, Sydney, Tokyo and Zurich.

Brinson Partners, an established U.S.-based leader in the investment field located in Chicago, acts as the headquarters of our worldwide investment management process. Brinson Partners pioneered the movement to the active management of global portfolios in the early 1980s for U.S. clients. Private market and venture capital investing was established in the 1970s and today we represent a major worldwide presence in this asset class.

Investment performance for our clients is maximized within and across major asset classes through a comprehensive understanding of global investment markets and their interrelationships. Portfolio structure is tailored to specific client objectives and focused upon both risk and return considerations in the context of full investment cycles.

Our investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. Our independent team approach allows for rapid responses to market changes, while providing each client with the benefit of our best talent and the flexibility to customize portfolios to meet unique requirements.

Table of Contents




--------------------------------------------------------------------------------
Shareholder Letter..................................................... 4

Global Economic and Market Highlights.................................. 5

Non-U.S. Equity Fund................................................... 6

Schedule of Investments................................................ 9

Financial Statements...................................................14

Financial Highlights...................................................17

Notes to Financial Statements..........................................20

Shareholder Letter



--------------------------------------------------------------------------------
February 20, 1998

Dear Shareholder:

We are very pleased to present the December 31, 1997 Semi-Annual Report for the Brinson Non-U.S. Equity Fund. Within this Report, we will focus on the current international economic outlook as well as our current strategy and performance update for the Non-U.S. Equity Fund.

Swiss Bank Corporation and Union Bank of Switzerland announced on December 8, 1997 their intention to merge into a single global financial institution. As part of this merger, Brinson Partners and UBS Asset Management will be combined into Brinson. Brinson will be the Institutional Asset Management Division of the new organization with assets under management in excess of $340 billion and will provide investment advisory services for the Private Banking Division with assets over $400 billion. The Consumer & Corporate Banking Division and Brinson combined will manage assets in excess of $940 billion.

We are excited about the formation of Brinson and the additional resources we will bring together to further the tradition of delivering value-added investment performance and the highest level of professional client service.

Since its inception on August 31, 1993, the Brinson Non-U.S. Equity Fund has produced an annualized total return of 7.03% versus 6.21% for the Morgan Stanley Capital International Non-U.S. Equity (Free) Index benchmark. This return was achieved at an annualized volatility of 11.14%, below the benchmark volatility of 13.04%.

Our international fund employs the same value-oriented investment philosophy within and across the international spectrum, as do our other Funds. Each Fund uses the resources of our entire worldwide organization. Investment performance for our clients is maximized within and across major asset classes through a comprehensive understanding of global investment markets and their interrelationships. Portfolio structure is tailored to specific objectives and focused upon both risk and return considerations in the context of full investment cycles.

Our investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. Our independent team approach allows for rapid responses to market changes, while providing each client with the benefit of our best talent. The Report that follows highlights the investment characteristics of the Brinson Non-U.S. Equity Fund.

We very much appreciate your continued trust and the confidence you have placed in The Brinson Funds.

Sincerely,



/s/Gary P. Brinson
Gary P. Brinson
President and Chief Investment Officer
Brinson Partners, Inc.

Global Economic and Market Highlights


--------------------------------------------------------------------------------
While financial markets seem to be signaling that the worst of the crisis in Asia has passed, those economies still have substantial problems to overcome before they are recovered. Substantial amounts of foreign currency borrowing will require rescheduling or forgiveness, and excess capacity will need to be worked off. The Japanese, as particularly important lenders to these Asian borrowers, will remain vulnerable.

The adverse impact on the U.S. from the Asian crisis is likely to remain relatively limited. Because non-Japan Asia represents a small portion of U.S. trade, direct effects, such as a drop in real growth due to a collapse in exports, are not expected to be sizable. The economy remains strong, as evidenced by fourth quarter and full-year annualized real GDP growth of 4.3% and 3.8%, respectively.

Continental European economies continue to benefit from weaker currencies although the expansions have not been terribly strong. While output growth is moderate, there has been no discernible improvement in the high unemployment rates. Sterling remains strong on concerns of a weak euro and hikes in short-term rates by the Bank of England.

Non-U.S. Equity Environment

                                            6 months    1 year    3 years     8/31/93*
Major Markets                                ended      ended      ended        to
Total Return in U.S. Dollar Hedged Terms    12/31/97   12/31/97   12/31/97   12/31/97
-----------------------------------------------------------------------------------------
MSCI Non-US Equity (Free) Index                -1.40%     16.12%     14.32%      9.78%
Japan                                         -18.31      -9.86      -0.52      -1.19
U.K.                                           12.62      26.17      20.97      14.63
Germany                                        11.51      49.01      26.73      19.13
France                                          6.44      32.75      21.81      11.31
Canada                                          6.26      20.84      21.54      16.59
Netherlands                                     8.11      48.94      36.27      26.53
Australia                                      -2.48       9.85      10.71       7.83
-----------------------------------------------------------------------------------------



                                            6 months    1 year    3 years    8/31/93*
Major Currencies                              ended     ended      ended        to
Percent Change Relative to U.S. Dollars     12/31/97   12/31/97   12/31/97   12/31/97
-----------------------------------------------------------------------------------------
Yen                                           -11.99%    -10.73%     -8.45%     -4.88%
Pound                                          -1.14      -3.85       1.69       2.35
Deutschemark                                   -3.08     -14.29      -4.83      -1.58
Canadian Dollar                                -3.60      -4.22      -0.66      -1.83
-----------------------------------------------------------------------------------------

*Inception date of the Non-U.S. Equity Fund
All total returns in excess of 1 year are average annualized total returns

Non-U.S. Equity Fund



--------------------------------------------------------------------------------
The Non-U.S. Equity Fund invests in the common stocks of companies headquartered outside the U.S. We believe that in a non-U.S. investment program the country allocation decision is the most important. Country assessments are jointly developed by the non-U.S. strategy team in our offices worldwide. Currency strategies are separately developed and coordinated with market allocations. Our industry strategies and individual security selections are determined by fundamental research conducted by our analysts worldwide.

Since its inception on August 31, 1993, the Non-U.S. Equity Fund has earned an annualized return of 7.03% versus 6.21% for its benchmark, the Morgan Stanley Capital International Non-U.S. Equity (Free) Index. This return was achieved at an annualized volatility of 11.14%, measurably below the benchmark volatility of 13.04%. For the year ended December 31, 1997, the Fund returned 5.74%, while the index returned 2.07%.

Since inception, market allocation and currency management have added solidly to returns, while Japan stock selection has detracted. In 1997, market allocation reduced performance, largely due to underweights of Switzerland and Sweden, strategic cash and overweights of New Zealand and Australia. Although value was added from underweights of Hong Kong, Japan and Malaysia, and from overweights of the Netherlands, Belgium, the U.K. and Finland, these did not completely offset the negatives.

During 1997, there was a clear split between the aggregate performance of the European markets and that of the Pacific region. All European countries earned double-digit returns, several in excess of 50%, building on the prior two years' strong performance. In sharp contrast, Japan and Southeast Asia ended with double-digit losses, New Zealand rose only 3.5% and Australia "merely" rose 9.9%.

The best performing markets in dollar-hedged terms were Switzerland (63.5%) and Denmark (59.5%). In contrast, the worst performer was Malaysia (-52.1%). The Southeast Asian markets reacted to a period of turmoil stemming from a currency, banking and property crisis that placed considerable downward pressure on the region's economy. In addition, Japan's fragile economic recovery has been further imperiled by an unprecedented series of bankruptcies in its financial and industrial sectors. The entry of Korea in the category of "at-risk" countries has dealt yet another blow to Japan's economic revival.

Currency management was the second greatest positive contributor to 1997 performance, primarily due to the strength of the U.S. dollar, where the Fund holds an overweight. With a few exceptions, the current strategy is close to neutral, but the Fund benefited tremendously from its positions earlier in the year, focusing on a sizable U.S. dollar overweight and underweights of the Japanese yen and the core European currencies.

Stock selection over the past year added significantly to value, principally due to excellent Japan stock selection, combined with good results in France and Canada. Positive stock selection in Japan derived from the Fund's exposure to high-quality defensive issues and multinational exporters, and its underweight of banks and financials. A negative contribution came from Germany, due to underweighting specific technology stocks.

Non-U.S. Equity Fund


Total Return
                                                 6 months       1 year      3 years     8/31/93*
                                                   ended         ended       ended         to
                                                 12/31/97      12/31/97    12/31/97     12/31/97
---------------------------------------------------------------------------------------------------
Brinson Non-U.S. Equity Fund                       -7.36%        5.74%       11.26%        7.03%
MSCI Non-U.S. Equity (Free) Index**                -8.22         2.07         6.90         6.21
===================================================================================================

* Inception date of the Brinson Non-U.S. Equity Fund. ** Performance is net of withholding taxes on dividends. Total return includes reinvestment of all capital gain and income distributions. All total returns in excess of 1 year are average annualized returns

Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson Non-U.S. Equity Fund and the MSCI Non-U.S. Equity (Free) Index if you had invested $1,000,000 on August 31, 1993, and had reinvested all your income dividends and capital gain distributions through December 31, 1997. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Non-U.S. Equity Fund
vs. MSCI Non-U.S. Equity (Free) Index
Wealth Value with Dividends Reinvested

           [GRAPH CHART APPEARS HERE]

                    BRINSON                MSCI
                   NON-EQUITY          NON-US EQUITY
                      FUND              (FREE) INDEX
8/31/93             1,000,000            1,000,000
12/31/93              965,500              988,754
6/30/94               975,546            1,068,786
12/31/94              974,540            1,062,773
6/30/95               974,540            1,095,524
12/31/95            1,126,102            1,187,455
6/30/96             1,204,890            1,244,668
12/31/96            1,269,637            1,271,886
6/30/97             1,449,115            1,414,421
12/31/97            1,342,508            1,298,199

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees ortransaction costs for rebalancing.

Non-U.S. Equity Fund


-----------------------------------------------------
Industry Diversification
As a Percent of Net Assets
As of December 31, 1997 (Unaudited)


NON-U.S. EQUITIES
Airlines.....................................   0.35%
Appliances & Household.......................   2.19
Autos/Durables...............................   3.25
Banking......................................  11.65
Beverages & Tobacco..........................   2.43
Broadcasting & Publishing....................   1.90
Building Materials...........................   1.41
Business & Public Service....................   3.66
Chemicals....................................   2.95
Construction.................................   1.15
Data Processing..............................   0.97
Electric Components..........................   1.32
Electronics..................................   3.72
Energy.......................................   7.13
Financial Services...........................   1.99
Food & House Products........................   3.41
Forest Products..............................   1.25
Gold Mining..................................   0.07
Health & Personal Care.......................   6.87
Industrial Components........................   1.75
Insurance....................................   5.24
Leisure & Tourism............................   0.76
Machinery & Engineering......................   0.39
Merchandising................................   4.68
Metals-Steel.................................   1.35
Miscellaneous Materials......................   0.75
Miscellaneous Services.......................   0.09
Multi-Industry...............................   4.73
Non-Ferrous Metals...........................   1.69
Real Estate..................................   0.76
Recreation...................................   0.61
Shipping.....................................   0.05
Telecommunications...........................   7.41
Textiles & Apparel...........................   0.16
Transportation...............................   1.05
Utilities....................................   4.55
Wholesale & International Trade..............   0.48
                                             -------
    Total Non-U.S. Equities..................  94.17
                                             -------
SHORT-TERM INVESTMENTS.......................   5.49
                                             -------
    TOTAL INVESTMENTS........................  99.66

CASH AND OTHER ASSETS,
 LESS LIABILITIES............................   0.34
                                             -------
    NET ASSETS............................... 100.00%
                                             =======

---------------------------------------------------------------
Market and Currency Strategy
As of December 31, 1997 (Unaudited)

                                       Portfolio
                                ---------------------
                                   Market    Currency
                                 Strategy    Strategy    Index
---------------------------------------------------------------
U.S. Dollar                        0.0%         7.3%        0.0%
Japan                             18.0         20.0        24.0
Australia                          5.1          2.6         2.6
Belgium                            3.6          1.2         1.2
Canada                             3.2          4.9         4.9
Finland                            0.8          0.7         0.7
France                             7.1          7.6         7.6
Germany                            8.6          9.4         9.4
Hong Kong                          1.0          0.0         2.7
Italy                              4.4          3.8         3.8
Malaysia                           1.5          0.8         0.8
Netherlands                        4.5          5.4         5.4
New Zealand                        3.6          3.6         0.3
Spain                              2.5          2.5         2.5
Sweden                             1.8          2.5         2.5
Switzerland                        5.1          7.4         7.4
U.K.                              22.6         16.5        20.5
Cash Reserves                      5.0          0.0         0.0
Other Markets                      1.6          3.8         3.7
---------------------------------------------------------------
                                 100.0%       100.0%      100.0%

Top Ten Non-U.S. Equity Holdings
As of December 31, 1997 (Unaudited)

                                             Percent of
                                             Net Assets
-------------------------------------------------------
 1.  Glaxo Wellcome PLC                         1.47%
 2.  Royal Dutch Petroleum Co.                  1.35
 3.  Novartis AG (Reg.)                         1.34
 4.  Telecom Corp. of New Zealand Ltd           1.26
 5.  B.A.T. Industries PLC                      1.09
 6.  Lloyds TSB Group PLC                       1.09
 7.  Allianz AG Holding                         1.03
 8.  British Petroleum Co. PLC                  0.95
 9.  Matsushita Electric Industrial Co.         0.92
10.  Roche Holding AG (Gen.)                    0.91
-------------------------------------------------------

                    NON-U.S. EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                            SHARES     VALUE
                                                            ------- -----------
Non-U.S. Equities -- 94.17%
AUSTRALIA -- 4.68%
Amcor Ltd..................................................  89,300 $   392,769
Boral Ltd.................................................. 226,000     571,377
Brambles Industries Ltd....................................  47,700     946,429
Broken Hill Proprietary Co., Ltd........................... 295,670   2,745,392
Coca-Cola Amatil Ltd.......................................  51,100     381,782
CSR Ltd.................................................... 162,000     548,909
David Jones Ltd............................................ 565,600     637,584
Lend Lease Corp., Ltd......................................  38,778     758,034
Mayne Nickless Ltd.........................................  74,800     395,280
M.I.M. Holdings Ltd........................................ 322,943     197,804
National Australia Bank Ltd................................ 205,848   2,874,425
News Corp. Ltd............................................. 427,659   2,360,278
News Corp. Ltd., Preferred................................. 108,182     535,313
Pacific Dunlop Ltd......................................... 271,600     575,169
Qantas Airways Ltd......................................... 265,310     469,532
Rio Tinto Ltd.............................................. 103,810   1,211,008
Santos Ltd.................................................  60,300     248,323
Telstra Corp., Ltd. (b).................................... 102,000     215,341
Westpac Banking Corp., Ltd................................. 355,351   2,272,868
WMC Ltd.................................................... 179,500     625,749
Woolworth's Ltd............................................ 114,300     382,073
                                                                    -----------
                                                                     19,345,439
                                                                    -----------
BELGIUM -- 3.32%...........................................
Delhaize-Le Lion S.A.......................................  21,770   1,104,629
Electrabel S.A.............................................  10,905   2,522,357
Fortis AG..................................................     723          98
Fortis AG Strip (b)........................................   9,603   2,003,487
Generale de Banque S.A.....................................   2,430   1,057,563
Groupe Bruxelles Lambert S.A...............................   5,690     823,146
Kredietbank NV.............................................   2,780   1,166,743
Kredietbank VVPR...........................................      76      31,896
Petrofina S.A..............................................   4,550   1,679,341
Societe Generale de Belgique...............................   7,238     662,244
Solvay S.A., Class A.......................................  16,210   1,019,387
Tractebel..................................................  12,650   1,102,791
Tractebel Warrants "99" (b)................................   1,350       3,461
Union Miniere Group S.A. (b)...............................   7,750     537,570
                                                                    -----------
                                                                     13,714,713
                                                                    -----------
CANADA -- 3.18%
Agrium, Inc................................................  32,300     392,719
Alcan Aluminum Ltd.........................................  24,500     674,516
Bank of Montreal...........................................  18,700     827,786
Barrick Gold Corp..........................................  15,000     279,331
Canadian National Railway Co...............................  17,000     799,455
Canadian Pacific Ltd.......................................  56,194   1,511,752
Hudson's Bay Co............................................  20,100     447,338
Imasco, Ltd................................................   8,900     314,059
Imperial Oil Ltd...........................................  20,200   1,298,582
Magna International Inc., Class A..........................   6,200     388,177
Moore Corp., Ltd...........................................  20,900     313,989
Newbridge Networks Corp. (b)...............................   7,700     269,293
Noranda, Inc...............................................  25,300     434,896
Northern Telecom Ltd.......................................   4,600     408,700
NOVA Corp..................................................  68,800     653,819
Potash Corporation of Saskatchewan, Inc....................   7,500     623,908

                                                            SHARES     VALUE
                                                            ------- -----------
Royal Bank of Canada.......................................  21,900 $ 1,156,900
Seagram Co., Ltd...........................................  14,400     465,376
TELUS Corporation..........................................  33,800     748,697
TransCanada Pipelines Ltd..................................  33,400     744,504
Westcoast Energy, Inc......................................  16,800     387,394
                                                                    -----------
                                                                     13,141,191
                                                                    -----------
FINLAND -- 0.66%
Cultor Oyj.................................................   3,500     190,242
Merita Ltd., Class A.......................................  54,410     297,743
Metsa Serla Oyj, Class B...................................  17,090     133,376
Nokia Oyj, Class A, Preferred..............................  17,680   1,256,433
Outokumpu Oyj, Class A.....................................  14,920     182,195
Pohjola Insurance Group, Class B...........................     790      29,304
Sampo Insurance Co., Ltd., Class A.........................   5,160     170,557
The Rauma Group............................................     693      10,817
UPM-Kymmene Corp...........................................  22,930     458,962
                                                                    -----------
                                                                      2,729,629
                                                                    -----------
FRANCE -- 5.57%
Accor S.A..................................................   4,165     774,707
Alcatel Alsthom............................................   7,305     928,910
AXA-UAP....................................................  15,502   1,200,014
AXA-UAP Rights (b).........................................   9,902       9,711
Banque Nationale de Paris..................................  15,110     803,472
Cie Bancaire S.A...........................................   1,162     188,323
Cie de Saint Gobain........................................   9,043   1,285,200
Cie Financiere de Paribas..................................   7,800     678,092
Cie Generale des Eaux......................................   9,734   1,359,136
Cie Generale des Eaux Warrants "01" (b)....................  13,864       9,425
Dexia France...............................................   6,640     769,295
Elf Aquitaine S.A..........................................  12,714   1,479,355
France Telecom S.A. (b)....................................  32,500   1,179,313
Groupe Danone..............................................   3,220     575,382
Lafarge S.A................................................   7,690     504,784
Lagardere S.C.A............................................  21,860     723,095
Lyonnaise des Eaux S.A.....................................  10,843   1,200,338
Michelin, Class B..........................................  17,293     870,974
Pechiney S.A., Class A.....................................  19,385     765,604
Peugeot S.A................................................   9,260   1,168,275
Pinault-Printemps-Redoute S.A..............................   1,750     934,051
Rhone-Poulenc, Class A.....................................  27,230   1,220,281
SEITA......................................................  24,930     895,093
Societe Generale...........................................   8,713   1,187,610
Thomson CSF................................................  24,290     765,926
Total S.A., Class B........................................  11,725   1,276,575
Usinor Sacilor.............................................  18,180     262,607
                                                                    -----------
                                                                     23,015,548
                                                                    -----------
GERMANY -- 9.77%
Allianz AG Holding.........................................  16,480   4,252,667
BASF AG....................................................  23,140     826,199
Bayer AG...................................................  59,750   2,218,071
Bayerische Motoren Werke AG................................   1,990   1,488,544
Commerzbank AG.............................................  49,330   1,920,416
Continental AG.............................................  42,200     950,503
Daimler-Benz AG............................................  22,870   1,615,311
Deutsche Bank AG...........................................  47,967   3,355,903
Deutsche Telekom AG........................................ 152,360   2,821,638
Henkel KGaA-Vorzug AG, Preferred...........................  17,780   1,112,424
Hochtief AG................................................  13,990     575,752

--------------------------------------------------------------------------------

                    NON-U.S. EQUITY FUND -- SCHEDULE OF INVESTMENTS


December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
                                                          --------- -----------
GERMANY (CONTINUED)
Hoechst AG...............................................    18,960 $   656,920
M.A.N. AG................................................     3,000     866,748
Mannesmann AG............................................     3,447   1,731,072
Metro AG.................................................    33,303   1,181,661
Muenchener Rueckver AG...................................     8,370   3,183,961
Muenchener Rueckver AG Warrants "98" (b).................        12       7,274
Preussag AG..............................................     4,619   1,420,559
RWE AG...................................................    33,800   1,813,970
Schering AG..............................................    19,022   1,835,447
Siemens AG...............................................    36,770   2,218,756
Veba AG..................................................    39,558   2,694,986
Volkswagen AG............................................     2,920   1,632,056
                                                                    -----------
                                                                     40,380,838
                                                                    -----------
HONG KONG -- 0.93%
Cheung Kong Holdings Ltd.................................   104,000     681,164
China Light & Power Co., Ltd.............................    58,500     324,643
Citic Pacific Ltd........................................    54,000     214,648
Hang Seng Bank Ltd.......................................    42,000     405,175
Hong Kong and China Gas Co., Ltd.........................   257,000     497,516
Hong Kong Telecommunications Ltd.........................   237,000     487,856
Hutchison Whampoa Ltd....................................   113,000     708,756
Sun Hung Kai Properties Ltd..............................    54,000     376,331
Swire Pacific Ltd., Class A..............................    31,000     170,033
                                                                    -----------
                                                                      3,866,122
                                                                    -----------
ITALY -- 4.33%
Aeroporti Di Roma Spa (b)................................    13,000     134,923
Assicurazioni Generali...................................    69,350   1,704,283
Banca Commerciale Italiana...............................   194,000     674,811
Credito Italiano Spa.....................................   343,500   1,059,807
Danieli & Co. Savings (Risp).............................   141,100     507,563
Edison Spa...............................................    79,600     481,728
ENI ADR (c)..............................................    20,300   1,158,369
ENI Spa..................................................   292,000   1,656,492
Fiat Spa-Priv Preferred..................................   607,220     927,289
INA-Istituto Nazionale delle Assicurazioni...............   311,100     630,804
Instituto Mobiliare Italiano Spa.........................    92,000   1,092,729
Italgas Spa..............................................   122,000     503,719
La Rinascente Spa........................................    91,300     340,816
La Rinascente Spa RNC....................................   101,740     759,576
La Rinascente Spa Warrants "99" (b)......................     2,800       3,389
Mediobanca Spa...........................................    31,600     248,253
Montedison Spa........................................... 1,120,280   1,006,830
SAI-Savings (Risp).......................................    86,000     379,401
Telecom Italia Mobile Spa................................   210,000     969,797
Telecom Italia Mobile Spa RNC............................   510,000   1,450,921
Telecom Italia Spa.......................................    90,666     579,467
Telecom Italia Spa RNC...................................   368,034   1,623,633
                                                                    -----------
                                                                     17,894,600
                                                                    -----------
JAPAN -- 19.44%
Amada Co., Ltd...........................................   186,000     693,790
Asahi Glass Co., Ltd.....................................    83,000     395,770
Bank of Tokyo-Mitsubishi, Ltd............................   152,000   2,104,211
Canon, Inc...............................................   126,000   2,945,895
Canon Sales Co., Inc.....................................    61,000     699,019
Citizen Watch Co., Ltd...................................   149,000   1,002,692
Dai Nippon Printing Co., Ltd.............................   155,000   2,920,592

                                                            SHARES     VALUE
                                                            ------- -----------
Daiichi Pharmaceutical Co., Ltd............................ 152,000 $ 1,718,439
Daikin Industries Ltd...................................... 180,000     681,100
Daiwa House Industry Co., Ltd..............................  93,000     493,521
Fanuc......................................................  63,700   2,420,135
Fujitsu....................................................  98,000   1,055,182
Hitachi Ltd................................................ 313,000   2,238,723
Honda Motor Co.............................................  54,000   1,989,310
Hoya Corp..................................................  22,000     693,713
Inax....................................................... 132,000     384,757
Ito Yokado Co., Ltd........................................  61,000   3,119,785
Kaneka Corp................................................ 177,000     801,792
Keio Teito Electric Railway................................ 195,000     748,356
Kinki Nippon Railway....................................... 195,000   1,045,299
Kirin Brewery Co., Ltd..................................... 184,000   1,344,357
Kokuyo.....................................................  56,000     969,044
Kuraray Co., Ltd........................................... 198,000   1,644,607
Kyocera Corp...............................................  20,300     924,253
Marui Co., Ltd.............................................  90,000   1,405,114
Matsushita Electric Industrial Co.......................... 258,000   3,789,887
Mitsubishi Paper Mills..................................... 168,000     236,447
NGK Insulators............................................. 284,000   2,533,667
Nintendo Corp., Ltd........................................  15,500   1,525,860
Nippon Denso Co., Ltd......................................  87,000   1,572,390
Nippon Meat Packers, Inc................................... 108,000   1,478,485
Nippon Steel Co............................................ 156,000     231,555
Okumura.................................................... 203,000     483,984
Osaka Gas Co............................................... 312,000     715,062
Sankyo Co., Ltd............................................ 162,000   3,675,447
Secom Co., Ltd.............................................  40,000   2,565,660
Seino Transportation....................................... 135,000     675,908
Sekisui House Ltd.......................................... 272,000   1,755,109
Shinmaywa Industries Ltd...................................  27,000      66,449
Sony Corp..................................................  33,500   2,988,656
Sumitomo Bank.............................................. 183,000   2,097,058
Sumitomo Chemical Co....................................... 222,000     512,209
Sumitomo Electric Industries............................... 137,000   1,875,485
Takeda Chemical Industries................................. 103,000   2,946,818
TDK Corp...................................................  28,000   2,118,977
Tokio Marine & Fire Insurance Co........................... 162,000   1,843,953
Tokyo Electric Power.......................................  41,000     750,471
Tokyo Steel Mfg............................................  67,000     227,241
Tonen Corp................................................. 120,000     649,721
Toray Industries, Inc...................................... 581,000   2,613,997
Toshiba Corp............................................... 424,000   1,770,675
Toyo Suisan Kaisha.........................................  86,000     597,916
Toyota Motor Corp.......................................... 100,000   2,876,370
Yamazaki Baking Co., Ltd...................................  80,000     781,388
                                                                    -----------
                                                                     80,396,301
                                                                    -----------
MALAYSIA -- 1.54%
Hume Industries (Malaysia) Bhd............................. 151,000     158,274
Kuala Lumpur Kepong Bhd.................................... 337,000     722,916
Land & General Holdings Bhd................................ 324,500      60,023
Malayan Banking Bhd........................................ 136,000     394,811
Malaysia International Shipping Bhd (Frgn.)................ 147,000     215,260
Nestle (Malaysia) Bhd......................................  83,000     383,815
New Straits Times Press Bhd................................ 169,000     209,269
Perusahaan Otomobil Nasional Bhd........................... 102,000      99,576
Petronas Gas Bhd........................................... 139,000     316,031
Public Bank Bhd............................................ 128,400      39,914

--------------------------------------------------------------------------------
10

                    NON-U.S. EQUITY FUND -- SCHEDULE OF INVESTMENTS


December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
                                                          --------- -----------
MALAYSIA (CONTINUED)
Public Bank Bhd (Frgn.)..................................   204,000 $    70,227
Public Bank Bhd Rights (b)...............................    21,400       1,155
Public Bank Bhd Rights (Frgn.) (b).......................    34,000       1,747
Resorts World Bhd........................................   152,000     255,774
Rothmans of Pall Mall Bhd................................    91,000     707,193
Sime Darby Bhd...........................................   475,000     456,390
Telekom Malaysia Bhd.....................................   347,000   1,025,177
Tenaga Nasional Bhd......................................   410,000     874,245
UMW Holdings Bhd.........................................    63,000      47,746
United Engineers Bhd.....................................   122,000     101,549
YTL Corp. Bhd............................................   177,000     238,728
YTL Power International Bhd (b)..........................     4,900       3,764
                                                                    -----------
                                                                      6,383,584
                                                                    -----------
NETHERLANDS -- 4.31%
ABN AMRO Holdings NV.....................................    75,352   1,468,162
Akzo Nobel NV............................................     2,430     419,044
Elsevier NV..............................................    88,210   1,427,163
Heineken NV..............................................     6,310   1,098,717
Hoogovens NV.............................................     7,737     317,143
ING Groep NV.............................................    43,369   1,826,919
KLM Royal Dutch Air Lines NV.............................    11,150     412,494
KPN NV...................................................    43,716   1,824,285
Philips Electronics NV...................................    23,070   1,383,768
Royal Dutch Petroleum Co.................................   101,460   5,570,216
Unilever NV..............................................    33,560   2,069,255
                                                                    -----------
                                                                     17,817,166
                                                                    -----------
NEW ZEALAND -- 3.12%
Brierley Investments Ltd................................. 2,601,500   1,858,150
Carter Holt Harvey Ltd...................................   897,100   1,385,716
Fletcher Challenge Building..............................   297,850     608,824
Fletcher Challenge Energy................................   328,550   1,150,457
Fletcher Challenge Forests Ltd...........................   639,793     531,285
Fletcher Challenge Paper.................................   591,800     773,231
Lion Nathan Ltd..........................................   298,000     667,967
Telecom Corp. of New Zealand Ltd......................... 1,071,500   5,195,536
Telecom Corp. of New Zealand Ltd. ADS (c)................    19,300     747,875
                                                                    -----------
                                                                     12,919,041
                                                                    -----------
SINGAPORE -- 1.88%
City Developments Ltd....................................    97,000     449,021
DBS Land Ltd.............................................   184,000     281,733
Development Bank of Singapore Ltd........................    92,000     786,231
Elec & Eltek International Co., Ltd......................    28,600     130,988
Fraser & Neave Ltd.......................................    38,000     164,629
Hotel Properties Ltd.....................................   323,000     210,861
Keppel Corp., Ltd........................................   106,750     306,629
Keppel Land Ltd..........................................   115,000     158,338
NatSteel Ltd.............................................    82,000     110,956
Oversea-Chinese Banking Corp., Ltd.......................   159,400     927,074
Singapore Airlines Ltd. (Frgn.)..........................   165,000   1,077,151
Singapore Press Holdings Ltd. (Frgn.)....................    47,000     588,546
Singapore Telecommunications, Ltd........................   767,000   1,429,306
United Overseas Bank Ltd. (Frgn.)........................   174,000     965,519
Venture Manufacturing (Singapore) Ltd....................    14,000      39,050
Wing Tai Holdings Ltd....................................   126,000     147,312
                                                                    -----------
                                                                      7,773,344
                                                                    -----------

                                                            SHARES     VALUE
                                                            ------- -----------
SPAIN -- 2.44%
Acerinox S.A...............................................   1,050 $   155,482
Banco Bilbao-Vizcaya, S.A..................................  37,590   1,215,843
Banco Central Hispanoamericano.............................  27,320     664,986
Banco Popular Espanol S.A..................................   9,880     690,342
Banco Santander S.A........................................  29,880     997,830
Empresa National de Electridad S.A.........................  72,480   1,286,304
Fomento Construcctiones y Contratas S.A....................  12,880     490,119
Gas Natural SDG S.A........................................  12,220     633,368
Iberdrola S.A..............................................  67,710     890,687
Mapfre Corp................................................  11,420     302,695
Repsol S.A.................................................  12,710     542,022
Repsol S.A. ADR (c)........................................   7,130     303,471
Tabacalera S.A.............................................   1,600     129,642
Telefonica de Espana.......................................  43,960   1,254,599
Vallehermoso S.A...........................................   9,210     282,185
Viscofan Envolturas Celulosicas S.A........................  10,060     252,457
                                                                    -----------
                                                                     10,092,032
                                                                    -----------
SWEDEN -- 1.69%
ABB AB, A Shares...........................................  30,700     363,698
AssiDoman AB...............................................   2,000      50,664
Astra AB, A Shares.........................................  71,000   1,230,371
Electrolux AB, B Shares....................................   4,800     333,325
Hennes & Mauritz AB, B Shares..............................  16,800     741,058
Nordbanken Holding AB...................................... 163,700     926,339
Securitas AB, B Shares.....................................  12,400     375,066
Skanska AB, B Shares.......................................   9,200     377,410
Svenska Handelsbanken, A Shares............................  14,600     505,092
Swedish Match AB........................................... 136,000     454,213
Telefonaktiebolaget LM Ericsson, B Shares..................  24,700     929,215
Volvo AB, B Shares.........................................  26,200     703,325
                                                                    -----------
                                                                      6,989,776
                                                                    -----------
SWITZERLAND -- 5.03%
ABB AG (Bearer)............................................     373     469,255
CS Holdings AG (Reg.)......................................  12,902   1,999,076
Holderbank Financiere Glarus, B Shares.....................     722     590,034
Nestle S.A. (Reg.).........................................   1,635   2,453,733
Novartis AG (Reg.).........................................   3,407   5,535,849
Roche Holding AG (Gen.)....................................     379   3,768,953
Sairgroup (b)..............................................     408     559,441
Schweizerische Lebensversicherungs-und
 Rentenastalt..............................................     886     696,724
Sulzer AG..................................................     697     442,494
Swiss Reinsurance Co. (Reg.)...............................     917   1,717,568
UBS (Bearer)...............................................     944   1,366,878
Zurich Versicherungs (Reg.)................................   2,527   1,205,808
                                                                    -----------
                                                                     20,805,813
                                                                    -----------
UNITED KINGDOM -- 22.28%
Abbey National PLC......................................... 100,100   1,796,941
Barclays PLC...............................................  47,000   1,251,271
Bass PLC...................................................  60,600     941,780
B.A.T. Industries PLC...................................... 495,200   4,514,040
BG PLC..................................................... 532,675   2,401,530
Billiton PLC (b)........................................... 384,000     985,668
Booker PLC................................................. 222,100   1,169,428
British Energy PLC......................................... 251,000   1,746,985
British Petroleum Co. PLC.................................. 297,069   3,910,410
British Sky Broadcating Group PLC.......................... 136,000   1,020,420

--------------------------------------------------------------------------------

                    NON-U.S. EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                           SHARES     VALUE
                                                           ------- ------------
UNITED KINGDOM (CONTINUED)
British Steel PLC......................................... 307,600 $    660,499
British Telecommunications PLC............................ 454,800    3,580,778
BTR PLC................................................... 238,900      723,284
Cable & Wireless PLC...................................... 101,000      889,099
Cadbury Schweppes PLC..................................... 180,000    1,817,030
Centrica PLC (b).......................................... 414,500      610,411
Charter PLC............................................... 100,518    1,238,799
Coats Viyella PLC......................................... 441,700      661,369
Diageo PLC................................................ 209,300    1,926,834
FKI PLC................................................... 500,425    1,572,705
General Electric Co. PLC.................................. 439,800    2,854,810
Glaxo Wellcome PLC........................................ 256,200    6,070,391
Greenalls Group PLC....................................... 134,000      965,726
Hanson PLC................................................ 184,312      823,756
Hillsdown Holdings PLC.................................... 538,200    1,310,631
House of Fraser PLC....................................... 566,400    1,873,244
HSBC Holdings PLC......................................... 110,300    2,831,230
Inchcape PLC.............................................. 301,300      808,094
Legal & General Group PLC................................. 256,700    2,247,049
Lloyds TSB Group PLC...................................... 348,585    4,513,968
Marks & Spencer PLC....................................... 309,700    3,052,411
Mirror Group PLC.......................................... 535,500    1,718,182
National Westminster Bank PLC............................. 102,400    1,705,122
Northern Foods PLC........................................ 301,900    1,311,421
Peninsular & Oriental Steam Navigation Co................. 191,700    2,184,323
Reckitt & Colman PLC......................................  54,346      853,977
Reuters Holdings PLC...................................... 115,100    1,259,424
Rio Tinto PLC............................................. 112,100    1,381,537
RJB Mining PLC............................................ 303,800      634,843
Royal & Sun Alliance Insurance Group PLC.................. 218,814    2,207,042
Scottish Hydro-Electric PLC............................... 124,400    1,027,541
Sears PLC................................................. 769,400      670,970
Sedgwick Group PLC........................................ 451,500    1,054,924
SmithKline Beecham PLC.................................... 266,600    2,732,897
Smurfit (Jefferson) Group PLC............................. 432,929    1,203,867
Tate & Lyle PLC........................................... 132,000    1,088,145
Tesco PLC................................................. 196,300    1,598,824
Thames Water PLC.......................................... 133,100    1,985,276
The Great Universal Stores PLC............................ 160,000    2,019,251
Unilever PLC.............................................. 116,600      999,566
Vodafone Group PLC........................................ 272,000    1,964,755
Williams PLC.............................................. 316,400    1,759,658
                                                                   ------------
                                                                     92,132,136
                                                                   ------------
Total Non-U.S. Equities
 (Cost $377,962,629)......................................          389,397,273
                                                                   ------------

                                                     FACE
                                                    AMOUNT      VALUE
                                                  ---------- ------------
Short-Term Investments-- 5.49%
COMMERCIAL PAPER -- 5.49%
Case Credit Corp.
 6.110%, due 01/20/98                             $1,500,000 $  1,495,163
 6.030%, due 03/10/98                              1,500,000    1,482,915
 6.020%, due 03/13/98                              1,500,000    1,482,191
GTE Corp.
 6.120%, due 02/20/98                              2,000,000    1,983,000
 6.020%, due 03/02/98                              1,500,000    1,484,950
Marriott Corp.
 6.300%, due 01/16/98                              3,000,000    2,992,125
Nabisco, Inc.
 6.700%, due 01/05/98                              5,000,000    4,996,278
Safeway, Inc.
 6.700%, due 01/02/98                              3,000,000    2,999,441
 5.920%, due 01/22/98                              1,500,000    1,494,820
Vastar Resources, Inc.
 7.100%, due 01/02/98                              2,298,000    2,297,547
                                                             ------------
Total Short-Term Investments
 (Cost $22,708,430)                                            22,708,430
                                                             ------------
Total Investments
 (Cost $400,671,059)--99.66% (a)                              412,105,703
                                                             ------------
Cash and other assets, less liabilities -- 0.34%                1,397,658
                                                             ------------
Net Assets--100%                                             $413,503,361
                                                             ============

               See accompanying notes to schedule of investments.
--------------------------------------------------------------------------------
12

                    NON-U.S. EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $400,671,059; and net unrealized appreciation consisted of:

      Gross unrealized appreciation................................ $54,880,226
      Gross unrealized depreciation................................ (43,445,582)
                                                                    -----------
        Net unrealized appreciation................................ $11,434,644
                                                                    ===========

(b) Non-income producing security

(c) Denominated in U.S. dollars.

FORWARD FOREIGN CURRENCY CONTRACTS (NOTE 4)

The Non-U.S. Equity Fund had the following open forward currency contracts as of December 31, 1997:

                                SETTLEMENT     LOCAL       CURRENT   UNREALIZED
                                   DATE      CURRENCY       VALUE    GAIN/(LOSS)
                                ---------- ------------- ----------- ----------
      FORWARD FOREIGN CURRENCY
      BUY CONTRACTS
      Canadian Dollar.........   2/19/98       9,200,000 $ 6,438,744 $ (245,359)
      Danish Kroner...........   2/19/98      25,200,000   3,689,615     63,716
      Dutch Guilder...........   2/19/98      12,700,000   6,283,614    (75,607)
      French Franc............   2/19/98      47,500,000   7,918,475    179,167
      Hong Kong Dollar........   2/19/98      15,500,000   1,993,151     13,197
      Japanese Yen............   2/19/98   2,952,000,000  22,868,948 (1,659,011)
      Norwegian Krona.........   2/19/98      15,700,000   2,135,842     (7,605)
      Swedish Krona...........   2/19/98      77,500,000   9,780,957     55,406
      Swiss Franc.............   2/19/98      23,000,000  15,859,553    392,169

     FORWARD FOREIGN CURRENCY SALE CONTRACTS
      Australian Dollar.......   2/19/98      12,550,000   8,186,509  1,019,749
      Belgian Franc...........   2/19/98     320,000,000   8,661,289   (173,226)
      British Pound...........   2/19/98      14,900,000  24,457,905   (841,405)
      Dutch Guilder...........   2/19/98       5,900,000   2,919,159    (42,794)
      German Mark.............   2/19/98       4,900,000   2,732,941    (42,851)
      Hong Kong Dollar........   2/19/98      44,500,000   5,722,273    (63,215)
      Italian Lira............   2/19/98   3,550,000,000   2,007,247     30,863
      Japanese Yen............   2/19/98      15,757,627     122,073     10,291
      Malaysian Ringgit.......   2/19/98       9,900,000   2,541,994    978,632
      Singapore Dollar........   2/19/98       6,300,000   3,715,346    439,231
      Swedish Krona...........   2/19/98      54,800,000   6,916,083    159,175
      Swiss Franc.............   2/19/98       6,525,059   4,499,327     30,108
                                                                     ----------
        Total.................                                       $  220,631
                                                                     ==========


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    NON-U.S. EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997 (UNAUDITED)

ASSETS:
 Investments, at value (Cost $400,671,059) (Note 1)............... $412,105,703
 Cash.............................................................      919,098
 Foreign currency, at value (Cost $466,106).......................      462,654
 Receivables:
  Investment securities sold......................................      193,234
  Dividends.......................................................    1,078,507
  Fund shares sold................................................      265,165
  Variation margin (Note 5).......................................        3,702
 Net unrealized appreciation on forward foreign currency con-
  tracts..........................................................      220,631
 Other assets.....................................................       80,990
                                                                   ------------
    TOTAL ASSETS..................................................  415,329,684
                                                                   ------------
LIABILITIES:
 Payables:
  Investment securities purchased.................................      959,539
  Investment advisory fees (Note 2)...............................      273,612
  Variation margin (Note 5).......................................      436,337
  Accrued expenses................................................      156,835
                                                                   ------------
    TOTAL LIABILITIES.............................................    1,826,323
                                                                   ------------
NET ASSETS........................................................ $413,503,361
                                                                   ============
NET ASSETS CONSIST OF:
 Paid in capital (Note 7)......................................... $400,607,722
 Accumulated undistributed net investment income..................       55,030
 Accumulated net realized gain....................................    1,189,903
 Net unrealized appreciation......................................   11,650,706
                                                                   ------------
    NET ASSETS.................................................... $413,503,361
                                                                   ============
OFFERING PRICE PER SHARE:
 Brinson Class I:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $405,396,793 and 37,537,642 shares is-
   sued and outstanding) (Note 7)................................. $      10.80
                                                                   ============
 Brinson Class N:
  Net asset value, offering price and redemption price per share
   (Based on net assets of
   $929 and 86 shares issued and outstanding) (Note 7)............ $      10.80
                                                                   ============
 SwissKey Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $8,105,639 and 756,307 shares issued
   and outstanding) (Note 7)...................................... $      10.72
                                                                   ============

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
14

                    NON-U.S. EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)

INVESTMENT INCOME:
 Dividends (net of $516,253 for foreign taxes withheld).......... $  3,571,336
 Interest........................................................      788,825
                                                                  ------------
    TOTAL INCOME.................................................    4,360,161
                                                                  ------------
EXPENSES:
 Advisory (Note 2)...............................................    1,633,467
 Administrative..................................................      142,058
 Custodian.......................................................      127,605
 Distribution (Note 6)...........................................       34,648
 Other...........................................................      130,129
                                                                  ------------
    TOTAL EXPENSES...............................................    2,067,907
                                                                  ------------
    NET INVESTMENT INCOME .......................................    2,292,254
                                                                  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments....................................................    7,396,068
  Futures contracts..............................................   (1,031,399)
  Foreign currency transactions..................................      821,079
                                                                  ------------
    Net realized gain............................................    7,185,748
                                                                  ------------
 Change in net unrealized appreciation or depreciation on:
  Investments and foreign currency ..............................  (38,295,004)
  Futures contracts .............................................     (107,626)
  Forward contracts..............................................     (637,141)
  Translation of other assets and liabilities denominated in for-
   eign currency.................................................      (37,238)
                                                                  ------------
    Change in net unrealized appreciation or depreciation........  (39,077,009)
                                                                  ------------
Net realized and unrealized loss.................................  (31,891,261)
                                                                  ------------
Net decrease in net assets resulting from operations............. $(29,599,007)
                                                                  ============



                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    NON-U.S. EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                   SIX MONTHS         YEAR
                                                      ENDED          ENDED
                                                DECEMBER 31, 1997   JUNE 30,
                                                   (UNAUDITED)        1997
                                                ----------------- ------------
OPERATIONS:
 Net investment income.........................   $  2,292,254    $  5,529,755
 Net realized gain.............................      7,185,748      24,421,499
 Change in net unrealized appreciation or de-
  preciation ..................................    (39,077,009)     35,391,730
                                                  ------------    ------------
 Net increase (decrease) in net assets result-
  ing from operations..........................    (29,599,007)     65,342,984
                                                  ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income:
  Brinson Class I .............................     (3,973,110)     (4,371,883)
  Brinson Class N..............................             (8)            --
  SwissKey Class...............................        (42,036)        (40,369)
 Distributions from net realized gain:
  Brinson Class I..............................    (25,288,399)    (12,209,010)
  Brinson Class N..............................            (59)            --
  SwissKey Class...............................       (521,640)        (94,152)
                                                  ------------    ------------
 Total distributions to shareholders...........    (29,825,252)    (16,715,414)
                                                  ------------    ------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold...................................    132,897,867     232,045,893
 Shares issued on reinvestment of distribu-
  tions........................................     29,067,629      16,204,754
 Shares redeemed...............................   (117,690,199)    (81,854,223)
                                                  ------------    ------------
 Net increase in net assets resulting from cap-
  ital share transactions (Note 7).............     44,275,297     166,396,424
                                                  ------------    ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS.....    (15,148,962)    215,023,994
                                                  ------------    ------------
NET ASSETS:
 Beginning of year.............................    428,652,323     213,628,329
                                                  ------------    ------------
 End of year (including accumulated undistrib-
  uted net investment income of $55,030 and
  $1,777,930, respectively)....................   $413,503,361    $428,652,323
                                                  ============    ============


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
16

                    NON-U.S. EQUITY FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                          SIX MONTHS ENDED     YEAR ENDED JUNE 30,          AUGUST 31, 1993*
                          DECEMBER 31, 1997 -----------------------------       THROUGH
BRINSON CLASS I              (UNAUDITED)      1997       1996      1995      JUNE 30, 1994
--------------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period.........      $  12.59      $  11.17   $   9.68  $   9.69       $ 10.00
                              --------      --------   --------  --------       -------
 Income from investment
  operations:
  Net investment income.          0.07          0.18       0.18      0.15          0.10
  Net realized and
   unrealized gain
   (loss)...............         (1.00)         1.97       2.05     (0.16)        (0.34)
                              --------      --------   --------  --------       -------
    Total income (loss)
     from investment
     operations.........         (0.93)         2.15       2.23     (0.01)        (0.24)
                              --------      --------   --------  --------       -------
 Less distributions:
  Distributions from net
   investment income....         (0.12)        (0.17)     (0.18)      --          (0.07)
  Distributions from net
   realized gain........         (0.74)        (0.56)     (0.56)      --            --
                              --------      --------   --------  --------       -------
    Total distributions.         (0.86)        (0.73)     (0.74)      --          (0.07)
                              --------      --------   --------  --------       -------
Net asset value, end of
 period.................      $  10.80      $  12.59   $  11.17  $   9.68       $  9.69
                              ========      ========   ========  ========       =======
Total return (non-
 annualized)............         (7.36)%       20.27%     23.64%    (0.10)%       (2.45)%
Ratios/Supplemental data
 Net assets, end of pe-
  riod (in 000s)........      $405,397      $420,855   $212,366  $148,319       $71,544
 Ratio of expenses to
  average net assets:
  Before expense reim-
   bursement............          1.00%**       1.00%      1.20%     1.23%         1.60%**
  After expense reim-
   bursement............           N/A           N/A       1.00%     1.00%         1.00%**
 Ratio of net investment
  income to average net
  assets:
  Before expense reim-
   bursement............          1.14%**       1.83%      1.67%     1.93%         1.28%**
  After expense reim-
   bursement............           N/A           N/A       1.87%     2.16%         1.88%**
 Portfolio turnover
  rate..................            22%           25%        20%       14%           12%
 Average commission rate
  paid per share........      $ 0.0269      $ 0.0245   $ 0.0219       N/A           N/A

 * Commencement of investment operations
** Annualized
N/A = Not applicable


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    NON-U.S. EQUITY FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                               SIX MONTHS ENDED
                                                               DECEMBER 31, 1997
BRINSON CLASS N                                                   (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value, beginning of period..........................      $ 12.59
                                                                    -------
 Income from investment operations:
  Net investment income.......................................         0.06
  Net realized and unrealized loss............................        (1.02)
                                                                    -------
    Total loss from investment operations.....................        (0.96)
                                                                    -------
 Less distributions:
  Distributions from net investment income....................        (0.10)
  Distributions from net realized gain........................        (0.73)
                                                                    -------
    Total distributions.......................................        (0.83)
                                                                    -------
Net asset value, end of period................................      $ 10.80
                                                                    =======
Total return (non-annualized).................................        (7.49)%
Ratios/Supplemental data:
 Net assets, end of period (in 000s)..........................      $     1
 Ratio of expenses to average net assets:
  Before expense reimbursement................................         1.25%*
  After expense reimbursement.................................          N/A
 Ratio of net investment income to average net assets:
  Before expense reimbursement................................         0.89%*
  After expense reimbursement.................................          N/A
 Portfolio turnover rate......................................           22%
 Average commission rate paid per share.......................      $0.0269

Commencement of Brinson Class N was June 30, 1997.
* Annualized
N/A = Not applicable


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
18

                    NON-U.S. EQUITY FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                    SIX MONTHS
                                       ENDED           YEAR      JULY 31, 1995*
                                 DECEMBER 31, 1997     ENDED        THROUGH
SWISSKEY CLASS                      (UNAUDITED)    JUNE 30, 1997 JUNE 30, 1996
-------------------------------------------------------------------------------
Net asset value, beginning of
 period.........................      $ 12.49         $ 11.12       $ 10.26
                                      -------         -------       -------
 Income from investment opera-
  tions:
  Net investment income.........         0.00            0.11          0.12
  Net realized and unrealized
   gain.........................        (0.98)           1.93          1.45
                                      -------         -------       -------
    Total income (loss) from in-
     vestment operations........        (0.98)           2.04          1.57
                                      -------         -------       -------
 Less distributions:
  Distributions from net invest-
   ment income..................        (0.05)          (0.11)        (0.15)
  Distributions from net real-
   ized gain....................        (0.74)          (0.56)        (0.56)
                                      -------         -------       -------
    Total distributions.........        (0.79)          (0.67)        (0.71)
                                      -------         -------       -------
Net asset value, end of period..      $ 10.72         $ 12.49       $ 11.12
                                      =======         =======       =======
Total return (non-annualized)...        (7.71)%         19.32%        15.78%
Ratios/Supplemental data
 Net assets, end of period (in
  000s).........................      $ 8,106         $ 7,797       $ 1,262
 Ratio of expenses to average
  net assets:
  Before expense reimbursement..         1.84%**         1.81%         2.04%**
  After expense reimbursement...          N/A             N/A          1.84%**
 Ratio of net investment income
  to average net assets:
  Before expense reimbursement..         0.29%**         1.02%         0.83%**
  After expense reimbursement...          N/A             N/A          1.03%**
 Portfolio turnover rate........           22%             25%           20%
 Average commission rate paid
  per share.....................      $0.0269         $0.0245       $0.0219

 * Commencement of SwissKey Class
** Annualized
N/A = Not applicable


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    NON-U.S. EQUITY FUND -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
1.SIGNIFICANT ACCOUNTING POLICIES
The Brinson Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended, as a series company. The Trust currently offers shares of seven series: Global Fund, Global Equity Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Bond Fund and Non-U.S. Equity Fund. The Fund has three classes of shares outstanding, Brinson Class I, Brinson Class N, and SwissKey Class. There are an unlimited number of shares of each class with par value of $0.001 authorized. Each share of the Fund represents an identical interest in the investments of the Fund and has the same rights. The following is a summary of significant accounting policies consistently followed by the Non-U.S. Equity Fund (the "Fund") in the preparation of its financial statements.

A.INVESTMENT VALUATION:Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. Securities for which market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B.FOREIGN CURRENCY TRANSLATION:Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using WM/Reuters closing spot rates as of 4:00 p.m. London time. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts and income receipts are translated at the prevailing exchange rate on the date of each transaction. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on investments in the statement of operations.

C.INVESTMENT TRANSACTIONS:Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

D.INVESTMENT INCOME:Interest income, which includes amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as the information becomes available.

E.FEDERAL INCOME TAXES:It is the policy of the Fund to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Fund has met the requirements of the Code applicable to regulated investment companies for the six months ended December 31, 1997, therefore, no federal income tax provision was required.

F.DISTRIBUTIONS TO SHAREHOLDERS:It is the policy of the Fund to distribute its net investment income on a semi-annual basis and net capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing tax treatments for foreign currency transactions. Differences in dividends per share between the classes are due to distribution expenses.

G.INCOME AND EXPENSE ALLOCATION:All income earned and expenses incurred by the Fund will be borne on a pro rata basis by each of the classes, except that the Brinson Class I will not incur any of the distribution expenses of the Brinson Class N nor the SwissKey Class.
--------------------------------------------------------------------------------
20

                    NON-U.S. EQUITY FUND -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

H.USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

2.INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, provides the Fund with investment management services. As compensation for these services, the Fund pays the Advisor a monthly fee based on the Fund's average daily net assets. The Advisor has agreed to waive its fees and reimburse the Fund to the extent total annualized expenses exceed a specified percentage of the Fund's average daily net assets. The expense cap is 1.00%, 1.25% and 1.84% of the average daily net assets of the Brinson Class I, Brinson Class N and SwissKey Class, respectively. Investment advisory fees and other transactions with affiliates for the six months ended December 31, 1997, were as follows:

                                                             ADVISORY  ADVISORY
                                                               FEE       FEES
                                                             -------- ----------
Non-U.S. Equity Fund........................................  0.80%   $1,633,467

Certain officers of the Fund are also officers of the Advisor. All officers serve without direct compensation from the Fund. Trustees fees paid to unaffiliated trustees were $2,944.

3.INVESTMENT TRANSACTIONS
Investment transactions for the six months ended December 31, 1997, excluding short-term investments, were as follows:

                                                                      PROCEEDS
                                                         PURCHASES   FROM SALES
                                                        ------------ -----------
Non-U.S. Equity Fund................................... $107,166,089 $82,459,445

4.FORWARD FOREIGN CURRENCY CONTRACTS
The Fund engages in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. Forward foreign currency contracts are also used to achieve currency allocation strategies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. Fluctuations in the value of forward foreign currency contracts are recorded daily as net unrealized gains or losses. The Fund realizes a gain or loss upon settlement of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts, at and for the six months ended December 31, 1997, was the Fund's custodian.

5.FUTURES CONTRACTS
The Fund may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Fund enters into such contracts to hedge a portion of its portfolio. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.
--------------------------------------------------------------------------------

                    NON-U.S. EQUITY FUND -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

6.DISTRIBUTION PLAN
The Trust has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for Brinson Class N and the SwissKey Class. Each Plan governs payments made for the expenses incurred in the promotion and distribution of the SwissKey Class, and effective June 30, 1997, the Brinson Class N shares. Annual fees under the SwissKey Plan, which include a 0.25% service fee, shall not exceed 0.84% of the average daily net assets of the SwissKey Class. Annual fees under the Brinson Class N Plan shall not exceed 0.25% of daily net assets of the Brinson Class N.

7.CAPITAL TRANSACTIONS
Capital stock transactions were as follows:

                                   SIX MONTHS ENDED
                                   DECEMBER 31, 1997          YEAR ENDED
                                      (UNAUDITED)            JUNE 30, 1997
                                ----------------------- -----------------------
                                  SHARES      VALUE       SHARES      VALUE
                                ---------- ------------ ---------- ------------
Sales:
 Brinson Class I............... 10,958,617 $130,290,326 19,910,853 $225,344,857
 Brinson Class N...............        --           --          79        1,000
 SwissKey Class................    217,732    2,607,541    590,377    6,700,036
                                ---------- ------------ ---------- ------------
    Total Sales................ 11,176,349 $132,897,867 20,501,309 $232,045,893
                                ========== ============ ========== ============
Dividend Reinvestment:
 Brinson Class I...............  2,668,222 $ 28,549,975  1,461,013 $ 16,110,105
 Brinson Class N...............          7           67        --           --
 SwissKey Class................     48,737      517,587      8,477       94,649
                                ---------- ------------ ---------- ------------
    Total Dividend Reinvest-
     ment......................  2,716,966 $ 29,067,629  1,469,490 $ 16,204,754
                                ========== ============ ========== ============
Redemptions:
 Brinson Class I...............  9,525,571 $116,078,085  6,945,571 $ 80,838,515
 Brinson Class N...............        --           --         --           --
 SwissKey Class................    134,550    1,612,114     87,985    1,015,708
                                ---------- ------------ ---------- ------------
    Total Redemptions..........  9,660,121 $117,690,199  7,033,556 $ 81,854,223
                                ========== ============ ========== ============

--------------------------------------------------------------------------------
22

                    DISTRIBUTED BY: FUNDS DISTRIBUTOR, INC.
                                60 STATE STREET
                                BOSTON, MA 02109

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the
Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other information.
--------------------------------------------------------------------------------

The Brinson Funds
--------------------------------------------------------------------------------
           Chicago . Basel . Frankfurt . Geneva . Hong Kong . London
                            . Melbourne . New York
                  Paris . Singapore . Sydney . Tokyo . Zurich
          209 South LaSalle Street . Chicago, Illinois 60604-1295 .
                              Tel: (800) 448-2430

                           [LOGO OF SWISS KEY FUNDS]

                             SWISSKEY GLOBAL FUND
                          SWISSKEY GLOBAL EQUITY FUND
                           SWISSKEY GLOBAL BOND FUND

                              SEMI-ANNUAL REPORT

                               DECEMBER 31, 1997

                            YOUR KEY TO PERFORMANCE

                           -------------------------

Trustees and Officers


-------------------------------------------------------------------------------
[SWISS KEY FUNDS LOGO APPEARS HERE]


Trustees

Walter E. Auch

Frank K. Reilly, CFA

Edward M. Roob



Officers

Frank K. Reilly, CFA
Chairman of the Board

E. Thomas McFarlan
President

Thomas J. Digenan, CFA, CPA
Vice President

Debra L. Nichols
Vice President

Carolyn M. Burke, CPA
Secretary and Treasurer

Catherine E. Macrae
Assistant Secretary


===============================================================================

 The Fund's Advisor - Brinson Partners, Inc.

[SWISS KEY FUNDS LOGO APPEARS HERE]


Brinson Partners is the global institutional asset management division of Swiss Bank Corporation (SBC) and manages assets of over $140 billion. We have $90 billion of discretionary institutional assets with active management mandates and we are the investment manager for SBC Private Banking mutual fund assets which total over $50 billion. In addition, we act as an investment advisor to SBC Private Banking. Our organization manages investment portfolios for corporations, public funds, endowments, foundations, central banks and other investors located throughout the world. We employ over 590 people in offices in Chicago, Basel, Frankfurt, Geneva, Hong Kong, London, Melbourne, New York, Paris, Singapore, Sydney, TokyoEand Zurich.

Brinson Partners, an established U.S.-based leader in the investment field located in Chicago, acts as the headquarters of our worldwide investment management process. Brinson Partners pioneered the movement to the active management of global portfolios in the early 1980s for U.S. clients. Private market and venture capital investing was established in the 1970s and today we represent a major worldwide presence in this asset class.

Investment performance for our clients is maximized within and across major asset classes through a comprehensive understanding of global investment markets and their interrelationships. Portfolio structure is tailored to specific client objectives and focused upon both risk and return considerations in the context of full investment cycles.

Our investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. Our independent team approach allows for rapid responses to market changes, while providing each client with the benefit of our best talent and the flexibility to customize portfolios to meet unique requirements.


===============================================================================
2

 Table of Contents


-------------------------------------------------------------------------------


[SWISS KEY FUNDS LOGO APPEARS HERE]




Shareholder Letter...................................   4



Global Economic and Market Highlights................   6



Global Fund..........................................   7


   Schedule of Investments...........................  11

   Financial Statements..............................  20

   Financial Highlights..............................  23



Global Equity Fund...................................  26


   Schedule of Investments...........................  30

   Financial Statements..............................  36

   Financial Highlights..............................  39



Global Bond Fund.....................................  42


   Schedule of Investments...........................  45

   Financial Statements..............................  49

   Financial Highlights..............................  52



The SwissKey Funds--Notes to Financial Statements....  55


===============================================================================

 Shareholder Letter


-------------------------------------------------------------------------------


[SWISS KEY FUNDS LOGO APPEARS HERE]




February 20, 1998

Dear Shareholder:

We are very pleased to present the December 31, 1997 Semi-Annual Report for the Global Fund, Global Equity Fund and Global Bond Fund. Within this Report, we will focus on the current global economic outlook as well as our current strategies and performance updates for the three Global Funds.

Swiss Bank Corporation announced on December 8, 1997 their intention to merge with Union Bank of Switzerland into a single global financial institution. As part of this merger, Brinson Partners and UBS Asset Management will be combined into Brinson. Brinson will be the Institutional Asset Management Division of the new organization with assets under management in excess of $340 billion and will provide investment advisory services for the Private Banking Division with assets over $400 billion. The Consumer & Corporate Banking Division and Brinson combined will manage assets in excess of $940 billion.

We are excited about the formation of Brinson and the additional resources we will bring together to further the tradition of delivering value-added investment performance and the highest level of professional client service.

The SwissKey Global Fund, the SwissKey Global Equity Fund and the SwissKey Global Bond Fund are all actively managed Funds that provide integrated asset management across and within security markets. The investment process is strategic in nature and is driven by deviations of market price from fundamental value. This philosophy offers the greatest potential for achieving enhanced, long-term returns while controlling risk.

SwissKey Global Fund

Since its inception on July 31, 1995, the SwissKey Global Fund has produced an annualized total return of 13.50% compared to the return of 13.97% of its benchmark, the Global Securities Markets Mutual Fund Index (GSMI). The SwissKey Global Fund achieved this performance with a volatility of 6.05%, below the benchmark volatility of 7.72%.


===============================================================================
4

Shareholder Letter


--------------------------------------------------------------------------------
[SWISS KEY FUNDS LOGO APPEARS HERE]
SwissKey Global Equity Fund

The SwissKey Global Equity Fund has provided an annualized return of 15.07% since its inception on July 31, 1995. This is compared to a 14.73% return for the benchmark, the MSCI World Equity (Free) Index. This performance was achieved with volatility of 8.88%, below the benchmark volatility of 10.96%.

SwissKey Global Bond Fund

The SwissKey Global Bond Fund has provided an annualized return of 7.04% since its inception on July 31, 1995. Over the same period, the return of the Funds benchmark, the Salomon World Government Bond Index, was 2.27%. This performance was achieved with volatility of 4.06%, below the 5.11% volatility of the benchmark.

Each of our Funds employs the same value-oriented investment philosophy applied across the global spectrum. Each Fund also uses the resources of our entire worldwide research team. All of our analysts apply the same value philosophy to their work. Investment performance for our clients is maximized within and across major asset classes through a comprehensive understanding of global investment markets and their interrelationships. Portfolio structure is focused upon both risk and return considerations in the context of full investment cycles.

Our investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. Our independent team approach allows for rapid responses to market changes, while providing each client with the benefit of our best talent. The Report that follows highlights the investment characteristics of the respective Funds.

We very much appreciate your continued trust and the confidence you have placed in the SwissKey Funds.

Sincerely,

/S/ Hanspeter A. Walder         /S/ Raymond Simon
----------------------          -----------------

Hanspeter A. Walder             Raymond Simon

Executive Director              Executive Director
Private Banking                 Private Banking


===============================================================================

 Global Economic and Market Highlights


-------------------------------------------------------------------------------

[SWISS KEY FUNDS LOGO APPEARS HERE]

While financial markets seem to be signaling that the worst of the crisis in Asia has passed, those economies still have substantial problems to overcome before they are recovered. Substantial amounts of foreign currency borrowing will require rescheduling or forgiveness, and excess capacity will need to be worked off. The Japanese, as particularly important lenders to these Asian borrowers, will remain vulnerable.

The adverse impact on the U.S. from the Asian crisis is likely to remain relatively limited. Because non-Japan Asia represents a small portion of U.S. trade, direct effects, such as a drop in real growth due to a collapse in exports, are not expected to be sizable. The economy remains strong, as evidenced by fourth quarter and full-year annualized real GDP growth of 4.3% and 3.8%, respectively.

Continental European economies continue to benefit from weaker currencies although the expansions have not been terribly strong. While output growth is moderate, there has been no discernible improvement in the high unemployment rates. Sterling remains strong on concerns of a weak euro and hikes in short-term rates by the Bank of England.

Global Environment

                                                6 months    1 year     7/31/95*
Major Markets                                    ended      ended        to
Total Return in U.S. Dollars                    12/31/97   12/31/97    12/31/97
-------------------------------------------------------------------------------
U.S. Equity                                      11.60%     31.29%     26.04%
Non-U.S. Equities (currency unhedged)            -8.22       2.07       4.70
Non-U.S. Equities (currency hedged)              -1.40      16.12      17.57
U.S. Bonds                                        6.37       9.62       8.21
Non-U.S. Bonds (currency unhedged)               -1.18      -4.26      -0.52
Non-U.S. Bonds (currency hedged)                  6.12      11.07      12.24
U.S. Cash Equivalents                             2.60       5.18       5.24
-------------------------------------------------------------------------------


                                                6 months    1 year     7/31/95*
Major Currencies                                  ended      ended        to
Percent Change Relative to U.S. Dollars          12/31/97  12/31/97    12/31/97
-------------------------------------------------------------------------------
Yen                                               -11.99%    -10.73%    -14.90%
Pound                                              -1.14      -3.85       1.16
Deutschemark                                       -3.08     -14.29     -10.35
Canadian Dollar                                    -3.60      -4.22       1.72
-------------------------------------------------------------------------------
* Inception date of the SwissKey Global Fund

All total returns in excess of 1 year are average annualized returns.


===============================================================================
6

Global Fund

--------------------------------------------------------------------------------

[SWISS KEY FUNDS LOGO APPEARS HERE]

The Global Fund is diversified across the equity and fixed income markets of the U.S. and a broad range of other countries. The Fund is actively managed within an asset allocation framework, involving value-based market, currency and individual security selection. Our senior asset allocation, equity and fixed income professionals form the investment team for the Fund, supported by a globally integrated market analysis system. Security selection within each market is based on the fundamental research of our analytical teams in our offices worldwide.

The SwissKey Global Fund has provided an annualized return of 13.50% since its inception on July 31, 1995, while its benchmark, the GSMI Mutual Fund Index returned 13.97%. The Fund performance over this period was achieved with an annualized volatility of 6.05%, below the benchmark volatility of 7.72%. For the year ended December 31, 1997, the Fund returned 10.20%, underperforming the benchmark return of 14.30%. Contributing positively to performance was security selection in the Japanese equity market and the emerging debt and equity markets. Currency risk hedge was a substantial contributor to added value in 1997. The primary negative contributor was the underweight in most equity markets and the overweight in bonds.

Bond returns were the highest in Australia, Italy and the U.K. The U.S. bond market return of 9.62% was in the middle of the pack. The peripheral European bond markets performed well, as spreads over German yields declined substantially due to the market's anticipation of a single currency.

The U.S. equity market return of about 30% was outdone by many of the European markets which were driven by a combination of lower interest rates and the anticipation of a profits recovery. Southeast Asian equity markets stood in stark contrast with local currency losses ranging from 10% to 60% for the year.

The emerging debt and equity markets failed to produce the spectacular gains of prior years. Emerging debt posted a total return of 13.02% while emerging equity declined by 14.84%. Returns in the high yield bond market, at about 12.63%, not surprisingly fell between equity and bond returns.

Currency risk hedges were beneficial during the year, as the overpriced Japanese yen depreciated against the U.S. dollar. The risk hedges also benefited from interest rates in the U.S. exceeding rates in the overpriced currencies.

Asset allocation strategy continues to underweight equity markets, as prices remain in excess of fundamental values. Bond markets, apart from Japan, remain overweight as they provide the most attractive relative value. Emerging market debt is also overweight, with a small overweight in emerging market equity and a small underweight in high yield bonds. Exchange rate changes during the year have reduced the magnitude of overpricing and led to reductions in many of the risk hedges.

--------------------------------------------------------------------------------

Global Fund

 Total Return
                                 6 months        1 year        7/31/95*
                                   ended         ended            to
                                 12/31/97       12/31/97      12/31/97
-----------------------------------------------------------------------
 SwissKey Global Fund             1.58%          10.20%        13.50%
 GSMI Mutual Fund Index**         3.27           14.30         13.97
-----------------------------------------------------------------------

*  Inception date of the SwissKey Global Fund.

** An un-managed index compiled by the Advisor, constructed as follows: 40%
   Wilshire 5000 Index; 22% MSCI Non-U.S. Equity (Free) Index; 19% Salomon BIG Bond Index; 2% International Dollar Bond Index; 9% Salomon Non-U.S. Government Bond Index (unhedged); 2% JP Morgan EMBI+; 3% IFC Investable Index; and 3% High Yield Bond Index.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the SwissKey Global Fund and the GSMI Mutual Fund Index if you had invested $10,000 on July 31, 1995, and had reinvested all your income dividends and capital gain distributions through December 31, 1997. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

SwissKey Global Fund
vs. GSMI Mutual Fund Index
Wealth Value with Dividends Reinvested


[Graph Chart Appears Here]

                SwissKey       GSMI Mutual
              Global Fund       Fund Index
              -----------      -----------
 7/31/95          10000           10000
 8/31/95          10129            9965
 9/30/95          10293           10232
10/31/95          10362           10168
11/30/95          10655           10472
12/31/95          10861           10665
 1/31/95          11063           10839
 2/29/96          11008           10870
 3/31/96          11091           10963
 4/30/96          11229           11152
 5/31/96          11266           11235
 6/30/96          11324           11258
 7/31/96          11157           10962
 8/31/96          11334           11139
 9/30/96          11687           11505
10/31/96          11873           11620
11/30/96          12329           12109
12/31/96          12332           12001
 1/31/97          12475           12177
 2/28/97          12567           12234
 3/31/97          12373           11965
 4/30/97          12506           12208
 5/31/97          13008           12825
 6/30/97          13377           13284
 7/31/97          13797           13813
 8/31/97          13428           13306
 9/30/97          13838           13883
10/31/97          13428           13435
11/30/97          13449           13555
12/31/97          13589           13718

7/31/95=$10,000                                           Data through 12/31/97

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

[SWISS KEY FUNDS LOGO APPEARS HERE]


Global Fund
----------------------------------------------------------------

Asset Allocation
As of December 31, 1997 (Unaudited)
                                                         Current
                                          Benchmark     Strategy
-----------------------------------------------------------------
U.S. Equity                               40.0%        23.0%
Non-U.S. Equities                         22.0         17.0
  Japan Equities                                 5.3          2.3
  Other Equities                                16.7         14.7
Emerging Markets Equities                  3.0          4.0
Dollar Bonds                              21.0         30.5
  U.S. Bonds                                    19.0         26.5
  International $ Bonds                          2.0          4.0
High Yield Bonds                           3.0          2.5
Non-U.S. Bonds                             9.0         18.0
  Japan Bonds                                    2.5          0.0
  Other Bonds                                    6.5         18.0
Emerging Markets Debt                      2.0          5.0
Cash Equivalents                           0.0          0.0
-----------------------------------------------------------------
                                         100.0%       100.0%



Top Ten U.S. Equity Holdings
As of December 31, 1997 (Unaudited)
                                                      Percent of
                                                      Net Assets
-----------------------------------------------------------------
 1. Lockheed Martin Corp.                                   1.09%
 2. Xerox Corp.                                             1.05
 3. Philip Morris Companies, Inc.                           1.00
 4. CIGNA Corp.                                             0.89
 5. Aon Corp.                                               0.88
 6. Schering Plough Corp.                                   0.78
 7. Burlington Northern Santa Fe Corp.                      0.76
 8. Federal Express Corp.                                   0.74
 9. Goodyear Tire & Rubber Co.                              0.72
10. Automatic Data Processing, Inc.                         0.63
----------------------------------------------------------------


Currency Allocation
As of December 31, 1997 (Unaudited)
                                                       Current
                                         Benchmark    Strategy
---------------------------------------------------------------
U.S.                                          66.0%        72.2%
Japan                                          7.8          3.8
U.K.                                           5.4          2.2
Continental Europe                            14.6         14.6
Canada                                         1.5          1.5
Emerging Markets                               3.0          4.0
Other                                          1.7          1.7
---------------------------------------------------------------
                                             100.0%       100.0%


Top Ten Non-U.S. Equity Holdings
As of December 31, 1997 (Unaudited)
                                                     Percent of
                                                     Net Assets
---------------------------------------------------------------
 1. Glaxo Wellcome PLC                                     0.30%
 2. Royal Dutch Petroleum Co.                              0.25
 3. Telecom Corp. of New Zealand Ltd.                      0.24
 4. Lloyds TSB Group PLC                                   0.23
 5. Novartis AG (Reg.)                                     0.22
 6. B.A.T. Industries PLC                                  0.22
 7. Allianz AG                                             0.19
 8. British Petroleum Co. PLC                              0.19
 9. British Telecommunications PLC                         0.17
10. Roche Holding AG (Gen.)                                0.15
---------------------------------------------------------------

[SWISS KEY FUNDS LOGO APPEARS HERE]

Global Fund
---------------------------------------
Industry Diversification

As a Percentage of Net Assets
As of December 31, 1997 (Unaudited)



U.S. EQUITIES
Energy.........................    1.04%
                                 ------
Capital Investment
 Capital Goods.................    1.82
 Technology....................    2.22
                                 ------
                                   4.04
                                 ------
Basic Industries
 Chemicals.....................    0.54
 Housing/Paper.................    1.31
 Metals........................    0.23
                                 ------
                                   2.08
                                 ------
Consumer
 Non-Durables..................    2.50
 Retail/Apparel................    1.32
 Autos/Durables................    1.01
 Discretionary.................    0.94
 Health: Drugs.................    2.09
 Health: Non-Drugs.............    1.10
                                 ------
                                   8.96
                                 ------
Financial
 Banks.........................    2.03
 Non-Banks.....................    1.80
                                 ------
                                   3.83
                                 ------
Utilities
 Electric......................    1.59
 Telephone.....................    0.28
                                 ------
                                   1.87
                                 ------
Transportation.................    1.59
Services/Misc..................    2.43
Post Venture...................    1.30
                                 ------
    Total U.S. Equities........   27.14*
                                 ------
NON-U.S. EQUITIES
Aerospace & Military...........    0.03%
Airlines.......................    0.06
Appliances & Household.........    0.33
Automobiles....................    0.53
Banking........................    2.04
Beverages & Tobacco............    0.44
Broadcasting & Publishing......    0.35
Building Materials.............    0.22
Business & Public Service......    0.62
Chemicals......................    0.49
Construction...................    0.15
Data Processing................    0.15
Electric Components............    0.26
Electronics....................    0.59
Energy.........................    1.35
Financial Services.............    0.35
Food & House Products..........    0.61
Forest Products................    0.23
Gold Mining....................    0.01
Health: Drugs..................    0.29
Health: Non-Drugs..............    0.91
Industrial Components..........    0.26
Insurance......................    1.08
Leisure & Tourism..............    0.13
Machinery & Engineering........    0.05
Merchandising..................    0.82
Metals--Steel..................    0.25
Miscellaneous Materials........    0.06
Miscellaneous Services.........    0.02
Multi-Industry.................    0.88
Non-Ferrous Metals.............    0.32
Real Estate....................    0.15
Recreation.....................    0.08
Retail/Apparel.................    0.09
Shipping.......................    0.01
Telecommunications.............    1.43
Textiles & Apparel.............    0.03
Transportation.................    0.18
Utilities......................    0.85
Wholesale & International Trade    0.09
                                 ------
    Total Non-U.S. Equities....   16.79
                                 ------
EMERGING MARKETS EQUITIES......    3.37
                                 ------
U.S. BONDS
Corporate Bonds
 Asset-Backed..................    2.04
 CMO...........................    0.64
 Consumer......................    1.52
 Financial.....................    3.03
 Industrial....................    0.03
 Transportation................    0.67
                                 ------
                                   7.93
                                 ------

U.S. Government Agencies.......    7.33
U.S. Government Obligations....    5.13
International Dollar Bonds.....    4.10
                                 ------
    Total U.S. Bonds...........   24.49*
                                 ------

HIGH YIELD BONDS...............    2.64
                                 ------
NON-U.S. BONDS
 Foreign Financial Bonds.......    0.56
 Foreign Government Bonds......   15.87
                                 ------
    Total Non-U.S. Bonds.......   16.43
                                 ------

EMERGING MARKETS DEBT..........    5.24
                                 ------
SHORT TERM INVESTMENTS.........   16.74*
                                 ------
    TOTAL INVESTMENTS..........  112.84
LIABILITIES, LESS CASH AND
 OTHER ASSETS..................  (12.84)
                                 ------
    NET ASSETS.................  100.00%
                                 ======

-------------------------------------------------------------------------------
* The Fund held a long position in U.S. Treasury futures on December 31, 1997 which increased U.S. Bond exposure from 24.49% to 28.17%. The Fund held a short position in stock index futures on December 31, 1997 which reduced U.S. Equity exposure from 27.14% to 23.09%. These adjustments result in a net increase in the Fund's exposure to Short-Term Investments from 16.74% to 17.11%.

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                         SHARES       VALUE
                                                      ------------ ------------
Equities -- 47.30%
U.S. EQUITIES -- 27.14%
Allergan, Inc........................................       52,400 $  1,758,675
Alza Corp. (b).......................................       51,100    1,625,619
American Home Products Corp..........................       40,900    3,128,850
Aon Corp.............................................       97,899    5,739,300
Automatic Data Processing, Inc.......................       67,000    4,112,125
Baxter International, Inc............................       66,100    3,333,919
Beckman Instruments, Inc.............................       20,800      832,000
Biogen, Inc. (b).....................................       20,000      727,500
Birmingham Steel Corp................................       20,500      322,875
Boston Technology, Inc. (b)..........................       20,400      512,550
Briggs & Stratton Corp...............................        3,500      169,969
Brinson Post-Venture Fund (b)........................      423,765    8,502,119
Burlington Northern Santa Fe Corp....................       53,700    4,990,744
Champion Enterprises, Inc. (b).......................       33,100      680,619
Champion International Corp..........................        2,700      122,344
Chase Manhattan Corp.................................       27,400    3,000,300
CIGNA Corp...........................................       33,400    5,780,287
Circuit City Stores-Circuit City Group...............       75,500    2,684,969
Citicorp.............................................       24,800    3,135,650
CMS Energy Corp......................................       65,900    2,903,719
Comerica, Inc........................................       14,000    1,263,500
Commscope, Inc. (b)..................................       38,833      521,818
Comverse Technology, Inc. (b)........................       10,100      393,900
Corning, Inc.........................................      110,200    4,091,175
Covance, Inc. (b)....................................       25,672      510,231
CPC International, Inc...............................       22,400    2,419,200
Crown Cork & Seal Co., Inc...........................       24,300    1,218,037
CVS Corp.............................................       32,400    2,075,625
Dial Corp............................................       26,400      549,450
Eastman Chemical Co..................................       28,200    1,679,662
Echlin, Inc..........................................       14,300      517,481
EMC Corp. (b)........................................      146,100    4,008,619
Enron Corp...........................................       68,500    2,847,031
Entergy Corp.........................................      133,400    3,993,662
Federal Express Corp. (b)............................       79,300    4,842,256
First American Corp. of Tennessee....................       13,400      666,650
First Data Corp......................................      123,530    3,613,252
First Security Corp..................................       16,850      705,594
FirstEnergy Corp.....................................       40,005    1,160,145
Fleetwood Enterprises, Inc...........................       15,300      649,294
Food Lion, Inc. Class A..............................      108,700      917,156
Forest Laboratories, Inc. (b)........................       23,500    1,158,844
Fort James Corp......................................       59,700    2,283,525
Gannett Co., Inc.....................................       50,700    3,133,894
General Semiconductor, Inc. (b)......................       26,450      305,828
Genzyme Corp.........................................       20,600      571,650
Geon Co..............................................       14,100      329,587
Goodyear Tire & Rubber Co............................       73,400    4,670,075
Harnischfeger Industries, Inc........................       38,800    1,370,125
Health Care and Retirement Corp. (b).................       25,600    1,030,400
Hibernia Corp........................................       28,400      534,275
Informix Corp. (b)...................................       26,800      127,300
Interpublic Group of Companies, Inc..................       33,350    1,661,247
Kimberly Clark Corp..................................       60,900    3,003,131
Lear Corp. (b).......................................       22,000    1,045,000

                                                         SHARES       VALUE
                                                      ------------ ------------
Lockheed Martin Corp.................................       72,523 $  7,143,515
Lyondell Petrochemical Co............................       55,800    1,478,700
Manor Care, Inc......................................       38,198    1,336,930
Martin Marietta Materials, Inc.......................       15,000      548,437
Masco Corp...........................................       59,600    3,032,150
Nabisco Holdings Corp................................       52,000    2,518,750
National Service Industries, Inc.....................       10,000      495,625
Nextel Communications, Inc. (b)......................       69,800    1,814,800
NextLevel Systems, Inc. (b)..........................      116,500    2,082,437
Old Republic International Corp......................        9,596      356,851
Peco Energy Co.......................................      152,500    3,698,125
Pentair, Inc.........................................       27,096      973,762
Pharmacia & UpJohn, Inc..............................       27,600    1,010,850
Philip Morris Companies, Inc.........................      144,200    6,534,062
Raytheon Co., Class B................................       60,500    3,055,250
Regions Financial Corp...............................       13,100      552,656
Reynolds & Reynolds Co...............................       49,800      918,188
Schering Plough Corp.................................       81,500    5,063,188
Seagate Technology, Inc. (b).........................       45,600      877,800
Sears, Roebuck and Co................................        5,700      257,925
Timken Co............................................       14,400      495,000
Tyson Foods, Inc., Class A...........................      103,998    2,131,959
Ultramar Diamond Shamrock Corp.......................       58,108    1,852,193
US Bancorp...........................................       34,960    3,913,335
Vencor, Inc. (b).....................................       52,200    1,275,638
Viad Corp............................................       50,100      967,556
Westvaco Corp........................................       12,198      383,475
Witco Corp...........................................        8,300      338,744
Xerox Corp...........................................       93,000    6,864,563
York International Corp..............................       31,800    1,258,088
                                                                   ------------
Total U.S. Equities .................................               177,163,304
                                                                   ------------
NON-U.S. EQUITIES -- 16.79%
AUSTRALIA -- 0.84%
Amcor Ltd............................................       23,770      104,548
Boral Ltd............................................       69,240      175,053
Brambles Industries Ltd..............................       12,590      249,801
Broken Hill Proprietary Co., Ltd.....................       84,200      781,824
Coca-Cola Amatil Ltd.................................       14,270      106,615
CSR Ltd..............................................       42,930      145,461
David Jones Ltd......................................      182,010      205,174
Lend Lease Corp., Ltd................................       11,596      226,679
Mayne Nickless Ltd...................................       20,000      105,690
M.I.M. Holdings Ltd..................................       88,056       53,935
National Australia Bank Ltd..........................       58,467      816,423
News Corp. Ltd.......................................      122,030      673,492
News Corp. Ltd., Preferred...........................       27,886      137,987
Pacific Dunlop Ltd...................................       85,210      180,450
Rio Tinto Ltd........................................       31,145      363,326
Qantas Airways Ltd...................................       81,435      144,120
Santos Ltd...........................................       16,610       68,402
Telstra Corp., Ltd. (b)..............................       33,000       69,669
Westpac Banking Corp., Ltd...........................       93,408      597,449
WMC Ltd..............................................       52,840      184,204
Woolworth's Ltd......................................       30,790      102,922
                                                                   ------------
                                                                      5,493,224
                                                                   ------------

--------------------------------------------------------------------------------

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                       SHARES        VALUE
                                                    ------------ -------------
BELGIUM -- 0.66%
Delhaize-Le Lion S.A...............................        8,420  $    427,238
Electrabel S.A.....................................        3,330       770,238
Fortis AG..........................................          216            29
Fortis AG Strip (b)................................        2,943       614,002
Generale de Banque S.A.............................          770       335,113
Groupe Bruxelles Lambert S.A.......................        1,670       241,591
Kredietbank NV.....................................          800       335,754
Kredietbank VVPR...................................           25        10,492
Petrofina S.A......................................        1,525       562,856
Societe Generale de Belgique.......................        2,433       222,609
Solvay S.A., Class A...............................        4,890       307,514
Tractebel..........................................        3,875       337,811
Tractebel Warrants "99" (b)........................          605         1,551
Union Miniere Group S.A. (b).......................        2,255       156,416
                                                                  ------------
                                                                     4,323,214
                                                                  ------------
CANADA -- 0.59%
Agrium, Inc........................................        9,500       115,506
Alcan Aluminum Ltd.................................        7,250       199,602
Bank of Montreal...................................        5,290       234,170
Barrick Gold Corp..................................        4,200        78,213
Canadian National Railway Co.......................        5,150       242,188
Canadian Pacific Ltd...............................       15,650       421,022
Hudson's Bay Co....................................        6,400       142,436
Imasco, Ltd........................................        3,000       105,863
Imperial Oil Ltd...................................        5,720       367,717
Magna International Inc., Class A..................        1,800       112,696
Moore Corp., Ltd...................................        5,800        87,136
Newbridge Networks Corp. (b).......................        2,200        76,941
Noranda, Inc.......................................        7,440       127,890
Northern Telecom Ltd...............................        1,290       114,614
NOVA Corp..........................................       19,520       185,502
Potash Corporation of Saskatchewan, Inc............        2,200       183,013
Royal Bank of Canada...............................        6,250       330,166
Seagram Co., Ltd...................................        4,290       138,643
TELUS Corp.........................................       10,300       228,153
TransCanada Pipelines Ltd..........................       10,020       223,351
Westcoast Energy, Inc..............................        5,000       115,296
                                                                  ------------
                                                                     3,830,118
                                                                  ------------
FINLAND -- 0.13%
Cultor Oyj.........................................        1,200        65,226
Merita Ltd., Class A...............................       19,550       106,982
Metsa Serla Oyj, Class B...........................        5,000        39,022
Nokia Oyj, Class A Preferred.......................        5,250       373,092
Outokumpu Oyj, Class A.............................        4,480        54,707
Pohjola Insurance Group, Class B...................          350        12,983
Sampo Insurance Co., Ltd., Series A................        1,520        50,241
The Rauma Group....................................          200         3,122
UPM-Kymmene Corp...................................        6,870       137,508
                                                                  ------------
                                                                       842,883
                                                                  ------------

                                                       SHARES        VALUE
                                                    ------------ -------------
FRANCE -- 0.93%
Accor S.A..........................................        1,092  $    203,116
Alcatel Alsthom....................................        1,932       245,675
AXA-UAP............................................        4,058       314,131
AXA-UAP Rights (b).................................        4,328         4,245
Banque Nationale de Paris..........................        4,620       245,668
Cie Bancaire S.A...................................          331        53,644
Cie de Saint Gobain................................        2,267       322,188
Cie Financiere de Paribas..........................        2,500       217,337
Cie Generale des Eaux..............................        2,444       341,250
Cie Generale des Eaux Warrants "01" (b)............        4,224         2,872
Dexia France.......................................        1,899       220,014
Elf Aquitaine S.A..................................        3,194       371,642
France Telecom S.A. (b)............................        9,400       341,094
Groupe Danone......................................          800       142,952
Lafarge S.A........................................        1,880       123,406
Lagardere S.C.A....................................        6,600       218,318
Lyonnaise des Eaux S.A.............................        2,771       306,814
Michelin, Class B..................................        4,449       224,077
Pechiney S.A., Class A.............................        4,884       192,892
Peugeot S.A........................................        2,480       312,886
Pinault-Printemps-Redoute S.A......................          350       186,810
Rhone-Poulenc, Class A.............................        6,944       311,187
SEITA..............................................        6,810       244,508
Societe Generale...................................        2,295       312,816
Thomson CSF........................................        6,900       217,575
Total S.A., Class B................................        2,886       314,217
Usinor Sacilor.....................................        5,980        86,380
                                                                  ------------
                                                                     6,077,714
                                                                  ------------
GERMANY -- 1.81%
Allianz AG Holding.................................        4,810     1,241,221
BASF AG............................................        7,530       268,854
Bayer AG...........................................       16,990       630,712
Bayerische Motoren Werke AG........................          590       441,327
Commerzbank AG.....................................       14,340       558,256
Continental AG.....................................       14,400       324,342
Daimler-Benz AG....................................        6,750       476,753
Deutsche Bank AG...................................       13,611       952,263
Deutsche Telekom AG................................       51,930       961,720
Henkel KGaA-Vorzug AG, Preferred...................        5,290       330,974
Hochtief AG........................................        3,500       144,041
Hoechst AG.........................................        5,910       204,768
M.A.N. AG..........................................          750       216,687
Mannesmann AG......................................          897       450,471
Metro AG...........................................        9,608       340,910
Muenchener Rueckver AG.............................        2,410       916,768
Muenchener Rueckver AG Warrants "98" (b)...........            2         1,212
Preussag AG........................................        1,322       406,577
RWE AG.............................................        9,820       527,017
Schering AG........................................        5,405       521,533
Siemens AG.........................................       10,700       645,654
Veba AG............................................       11,339       772,497
Volkswagen AG......................................          860       480,674
                                                                  ------------
                                                                    11,815,231
                                                                  ------------

--------------------------------------------------------------------------------
12

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                       SHARES        VALUE
                                                    ------------ -------------
HONG KONG -- 0.18%
Cheung Kong Holdings Ltd...........................       38,000  $    248,887
China Light & Power Co., Ltd.......................       18,500       102,665
Citic Pacific Ltd..................................       17,000        67,574
Hang Seng Bank Ltd.................................        9,700        93,576
Hong Kong and China Gas Co., Ltd...................       79,000       152,933
Hong Kong Telecommunications Ltd...................       81,000       166,736
Hutchison Whampoa Ltd..............................       26,000       163,077
Sun Hung Kai Properties Ltd........................       15,000       104,536
Swire Pacific Ltd., Class A........................       11,500        63,077
                                                                  ------------
                                                                     1,163,061
                                                                  ------------
ITALY -- 0.82%
Aeroporti Di Roma Spa (b)..........................        3,000         31,136
Assicurazioni Generali.............................       21,380        525,416
Banca Commerciale Italiana.........................       55,000        191,312
Credito Italiano Spa...............................       97,000        299,276
Danieli & Co. Savings (Risp).......................       43,000        154,679
Edison Spa.........................................       22,200        134,351
ENI ADR (c)........................................        7,600        433,675
ENI Spa............................................       76,000        431,142
Fiat Spa-Priv Preferred............................      185,600        283,431
INA-Istituto Nazionale delle Assicurazioni.........       87,000        176,406
Instituto Mobiliare Italiano Spa...................       28,800        342,072
Italgas Spa........................................       35,800        147,813
La Rinascente Spa..................................       32,040        239,206
La Rinascente Spa RNC..............................       27,200        101,536
La Rinascente Spa Warrants "99" (b)................        1,400          1,694
Mediobanca Spa.....................................       11,000         86,417
Montedison Spa.....................................      331,700        298,109
SAI-Savings (Risp).................................       24,500        108,085
Telecom Italia Mobile Spa..........................       60,000        277,085
Telecom Italia Mobile Spa RNC......................      161,500        459,458
Telecom Italia Spa.................................       26,666        170,428
Telecom Italia Spa RNC.............................      110,081        485,638
                                                                  ------------
                                                                      5,378,365
                                                                  ------------
JAPAN -- 2.73%
Amada Co., Ltd.....................................       40,000        149,202
Asahi Glass Co., Ltd...............................       22,000        104,903
Bank of Tokyo-Mitsubishi, Ltd......................       32,000        442,992
Canon, Inc.........................................       30,000        701,404
Canon Sales Co., Inc...............................       12,000        137,512
Citizen Watch Co., Ltd.............................       34,000        228,802
Dai Nippon Printing Co., Ltd.......................       36,000        678,331
Daiichi Pharmaceutical Co., Ltd....................       30,000        339,166
Daikin Industries Ltd..............................       36,000        136,220
Daiwa House Industry Co., Ltd......................       18,000         95,520
Fanuc..............................................       15,900        604,084
Fujitsu............................................       24,000        258,412
Hitachi Ltd........................................       75,000        536,435
Honda Motor Co.....................................       10,000        368,391
Hoya Corp..........................................        4,000        126,130
Inax...............................................       26,000         75,785
Ito Yokado Co., Ltd................................       15,000        767,160
Kaneka Corp........................................       36,000        163,076

                                                          SHARES       VALUE
                                                       ------------ -----------
Keio Teito Electric Railway............................      41,000 $   157,347
Kinki Nippon Railway...................................      45,000     241,223
Kirin Brewery Co., Ltd.................................      43,000     314,170
Kokuyo.................................................      11,000     190,348
Kuraray Co., Ltd.......................................      46,000     382,080
Kyocera Corp...........................................       4,000     182,119
Marui Co., Ltd.........................................      20,000     312,248
Matsushita Electric Industrial Co......................      57,000     837,301
Mitsubishi Paper Mills.................................      39,000      54,889
NGK Insulators.........................................      64,000     570,967
Nintendo Co., Ltd......................................       2,900     285,484
Nippon Denso Co., Ltd..................................      19,000     343,396
Nippon Meat Packers, Inc...............................      25,000     342,242
Nippon Steel Co........................................      27,000      40,077
Okumura................................................      37,000      88,214
Osaka Gas Co...........................................      69,000     158,139
Sankyo Co., Ltd........................................      29,000     657,950
Secom Co., Ltd.........................................      10,000     641,415
Seino Transportation...................................      25,000     125,168
Sekisui House Ltd......................................      56,000     361,346
Shinmaywa Industries Ltd...............................      13,000      31,994
Sony Corp..............................................       9,200     820,765
Sumitomo Bank..........................................      41,000     469,833
Sumitomo Chemical Co...................................      36,000      83,061
Sumitomo Electric Industries...........................      32,000     438,070
Takeda Chemical Industries.............................      22,000     629,417
TDK Corp...............................................       7,000     529,744
Tokio Marine & Fire Insurance Co.......................      36,000     409,767
Tokyo Electric Power...................................       9,900     181,211
Tokyo Steel Mfg........................................      19,000      64,441
Tonen Corp.............................................      26,000     140,773
Toray Industries, Inc..................................     132,000     593,886
Toshiba Corp...........................................      93,000     388,379
Toyo Suisan Kaisha.....................................      22,000     152,955
Toyota Motor Corp......................................      19,000     546,510
Yamazaki Baking Co., Ltd...............................      17,000     166,045
                                                                    -----------
                                                                     17,846,499
                                                                    -----------
MALAYSIA -- 0.25%
Hume Industries (Malaysia) Bhd.........................      35,000      36,686
Kuala Lumpur Kepong Bhd................................      90,500     194,136
Land & General Holdings Bhd............................      73,000      13,503
Malayan Banking Bhd....................................      39,000     113,218
Malaysia International Shipping Bhd (Frgn.)............      32,000      46,859
Nestle (Malaysia) Bhd..................................      22,000     101,734
New Straits Times Press Bhd............................      33,000      40,863
Perusahaan Otomobil Nasional Bhd.......................      22,000      21,477
Petronas Gas Bhd.......................................      26,000      59,114
Public Bank Bhd........................................      27,600       8,580
Public Bank Bhd (Frgn.)................................      78,000      26,852
Public Bank Bhd Rights (b).............................       4,600         248
Public Bank Bhd Rights (Frgn.) (b).....................      13,000         668
Resorts World Bhd......................................      30,000      50,482
Rothmans of Pall Mall Bhd..............................      24,000     186,513
Sime Darby Bhd.........................................     127,000     122,024
Telekom Malaysia Bhd...................................      93,000     274,759
Tenaga Nasional Bhd....................................     110,000     234,554

--------------------------------------------------------------------------------

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                            SHARES     VALUE
                                                          --------- -----------
UMW Holdings Bhd...........................................  15,000 $    11,368
United Engineers Bhd.......................................  33,000      27,468
YTL Corp. Bhd..............................................  42,000      56,647
YTL Power International Bhd (b)............................   1,400       1,075
                                                                    -----------
                                                                      1,628,828
                                                                    -----------
NETHERLANDS -- 0.81%
ABN AMRO Holdings NV.......................................  22,202     432,585
Akzo Nobel NV..............................................     760     131,059
Elsevier NV................................................  26,480     428,424
Heineken NV................................................   1,850     322,128
Hoogovens NV...............................................   2,360      96,737
ING Groep NV...............................................  12,962     546,024
KLM Royal Dutch Air Lines NV...............................   3,492     129,187
KPN NV.....................................................  13,020     543,329
Philips Electronics NV.....................................   6,850     410,872
Royal Dutch Petroleum Co...................................  29,420   1,615,176
Royal Dutch Petroleum Co., NY Shares (c)...................     700      37,931
Unilever NV................................................   9,600     591,920
                                                                    -----------
                                                                      5,285,372
                                                                    -----------
NEW ZEALAND -- 0.57%
Brierley Investments Ltd................................... 756,530     540,360
Carter Holt Harvey Ltd..................................... 261,110     403,326
Fletcher Challenge Building................................  86,775     177,374
Fletcher Challenge Energy..................................  95,405     334,072
Fletcher Challenge Forests Ltd............................. 185,585     154,110
Fletcher Challenge Paper................................... 171,640     224,260
Lion Nathan Ltd............................................  64,000     143,456
Telecom Corp. of New Zealand Ltd........................... 326,830   1,584,748
Telecom Corp. of New Zealand Ltd. ADS (c)..................   3,800     147,250
                                                                    -----------
                                                                      3,708,956
                                                                    -----------
SINGAPORE -- 0.35%
City Developments Ltd......................................  31,000     143,501
DBS Land Ltd...............................................  58,000      88,807
Development Bank of Singapore Ltd..........................  28,000     239,288
Elec & Eltek International Co., Ltd........................  12,100      55,418
Fraser & Neave Ltd.........................................  12,000      51,988
Hotel Properties Ltd....................................... 102,000      66,588
Keppel Corp., Ltd..........................................  33,000      94,789
Keppel Land Ltd............................................  35,000      48,190
NatSteel Ltd...............................................  25,000      33,828
Oversea-Chinese Banking Corp., Ltd.........................  43,000     250,089
Singapore Airlines Ltd. (Frgn.)............................  50,000     326,410
Singapore Press Holdings Ltd. (Frgn.)......................  11,000     137,745
Singapore Telecommunications, Ltd.......................... 221,000     411,834
United Overseas Bank Ltd. (Frgn.)..........................  48,000     266,350
Venture Manufacturing (Singapore) Ltd......................  20,000      55,786
Wing Tai Holdings Ltd......................................  38,000      44,427
                                                                    -----------
                                                                      2,315,038
                                                                    -----------
SPAIN -- 0.50%
Acerinox S.A...............................................     370      54,789
Banco Bilbao-Vizcaya S.A...................................  11,720     379,081

                                                             SHARES     VALUE
                                                           --------- -----------
Banco Central Hispanoamericano..............................   9,840 $   239,512
Banco Popular Espanol S.A...................................   3,200     223,593
Banco Santander S.A.........................................   9,480     316,580
Empresa National de Electridad S.A..........................  21,640     384,045
Fomento de Contrucciones y Contratas S.A....................   4,400     167,432
Gas Natural SDG S.A.........................................   4,140     214,578
Iberdrola S.A...............................................  22,910     301,368
Mapfre Corp.................................................   3,860     102,312
Repsol S.A..................................................   5,110     217,918
Repsol S.A. ADR (c).........................................   1,000      42,563
Tabacalera S.A..............................................     500      40,513
Telefonica de Espana........................................  13,640     389,280
Vallehermoso S.A............................................   3,470     106,317
Viscofan Envolturas Celulosicas S.A.........................   3,110      78,046
                                                                     -----------
                                                                       3,257,927
                                                                     -----------
SWEDEN -- 0.33%
ABB AB, A Shares............................................   9,400     111,360
Astra AB, A Shares..........................................  21,800     377,776
Electrolux AB, B Shares.....................................   1,500     104,164
Hennes & Mauritz AB, B Shares...............................   5,200     229,375
Nordbanken Holding AB.......................................  50,400     285,202
Securitas AB, B Shares......................................   3,700     111,915
Skanska AB, B Shares........................................   2,800     114,864
Svenska Handelsbanken, A Shares.............................   4,500     155,679
Swedish Match AB............................................  39,000     130,252
Telefonaktiebolaget LM Ericsson, B Shares...................   7,600     285,912
Volvo AB, B Shares..........................................   8,100     217,440
                                                                     -----------
                                                                       2,123,939
                                                                     -----------
SWITZERLAND -- 0.87%
ABB AG (Bearer).............................................     105     132,096
CS Holdings AG (Reg.).......................................   3,579     554,541
Holderbank Financiere Glarus, B Shares......................     205     167,531
Nestle S.A. (Reg.)..........................................     460     690,347
Novartis AG (Reg.)..........................................     896   1,455,862
Roche Holding AG (Gen.).....................................     101   1,004,391
Sairgroup (b)...............................................     113     154,943
Schweizerische Lebensversicherungs-und
 Rentenastalt...............................................     245     192,661
Sulzer AG...................................................     194     123,162
Swiss Reinsurance Co. (Reg.)................................     255     477,622
UBS (Bearer)................................................     261     377,919
Zurich Versicherungs (Reg.).................................     702     334,973
                                                                     -----------
                                                                       5,666,048
                                                                     -----------
UNITED KINGDOM -- 4.42%
Abbey National PLC..........................................  31,620     567,625
Barclays PLC................................................  15,000     399,342
Bass PLC....................................................  19,070     296,365
B.A.T. Industries PLC....................................... 156,484   1,426,444
BG PLC...................................................... 166,864     752,296
Billiton PLC (b)............................................ 122,000     313,155
Booker PLC..................................................  72,220     380,262

--------------------------------------------------------------------------------
14

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                            SHARES     VALUE
                                                          --------- ------------
British Energy PLC...................................        78,630 $    547,273
British Petroleum Co. PLC............................        93,091    1,225,385
British Sky Broadcating Group PLC....................        42,000      315,130
British Steel PLC....................................       116,470      250,092
British Telecommunications PLC.......................       142,980    1,125,725
BTR PLC..............................................        61,420      185,953
Cable & Wireless PLC.................................        27,000      237,680
Cadbury Schweppes PLC................................        56,000      565,298
Centrica PLC (b).....................................       131,430      193,550
Charter PLC..........................................        29,846      367,826
Coats Viyella PLC....................................       123,860      185,459
Diageo PLC...........................................        65,150      599,777
FKI PLC..............................................       158,500      498,124
General Electric Co. PLC.............................       139,550      905,841
Glaxo Wellcome PLC...................................        82,600    1,957,120
Greenalls Group PLC..................................        32,000      230,621
Hanson PLC...........................................        53,102      237,332
Hillsdown Holdings PLC...............................       163,520      398,206
House of Fraser PLC..................................       174,400      576,790
HSBC Holdings PLC....................................        36,050      925,348
Inchcape PLC.........................................        87,470      234,597
Legal & General Group PLC............................        79,400      695,036
Lloyds TSB Group PLC.................................       118,409    1,533,326
Marks & Spencer PLC..................................        95,040      936,717
Mirror Group PLC.....................................       165,450      530,856
National Westminster Bank PLC........................        33,380      555,830
Northern Foods PLC...................................        95,040      412,843
Peninsular & Oriental Steam Navigation Co............        61,040      695,519
Reckitt & Colman PLC.................................        17,938      281,872
Reuters Holdings PLC.................................        36,530      399,711
Rio Tinto PLC........................................        35,580      438,493
RJB Mining PLC.......................................        86,570      180,903
Royal & Sun Alliance Insurance Group PLC.............        52,943      534,003
Scottish Hydro-Electric PLC..........................        37,480      309,584
Sears PLC............................................       220,480      192,274
Sedgwick Group PLC...................................       146,360      341,968
SmithKline Beecham PLC...............................        86,180      883,425
Smurfit (Jefferson) Group PLC........................       132,647      368,858
Tate & Lyle PLC......................................        41,000      337,984
Tesco PLC............................................        63,197      514,727
Thames Water PLC.....................................        43,210      644,506
The Great Universal Stores PLC.......................        51,000      643,636
Unilever PLC.........................................        36,040      308,957
Vodafone Group PLC...................................        86,090      621,859
Williams PLC.........................................        99,010      550,644
                                                                    ------------
                                                                      28,812,147
                                                                    ------------
Total Non-U.S.Equities...............................                109,568,564
                                                                    ------------
EMERGING MARKETS EQUITIES -- 3.37%
Brinson Emerging Markets Equity
 Fund (b)............................................     2,402,916   22,017,923
                                                                    ------------
Total Equities (Cost $270,775,791)...................                308,749,791
                                                                    ------------

                                                          FACE
                                                         AMOUNT       VALUE
                                                       ---------- ------------
Bonds -- 48.80%
U.S. BONDS -- 24.49%
U.S. CORPORATE BONDS -- 7.93%
Aetna Services Inc. 6.970%, due 08/15/36.............. $  265,000 $    277,655
Aid-Israel
 Series 10-Z, 0.000%, due 02/15/03....................  6,720,000    4,989,533
Asset Securitization Corp.
 7.210%, due 10/13/26.................................  2,310,000    2,411,876
Associates Corp. N.A.
 6.450%, due 10/15/01.................................    480,000      483,416
Bank of America
 FRN 6.110%, due 09/24/98.............................  2,000,000    1,999,156
Bellsouth Savings & Employee
 ESOP 9.125%, due 07/01/03............................    278,657      289,255
Capital One Bank
 6.830%, due 05/17/99.................................  1,946,000    1,959,490
Chase Manhattan Auto Owner Trust
 96C-A4 6.150%, due 03/15/02..........................  1,000,000    1,001,570
Chase Manhattan Credit Card Trust
 96-4A 6.730%, due 02/15/03...........................  1,050,000    1,060,059
Chemical Master Credit Card Trust
 95-2A 6.230%, due 06/15/03...........................  1,430,000    1,438,852
Ches Pot Tel MD
 8.000%, due 10/15/29.................................     98,000      116,730
Choice Credit Card
 7.200%, due 03/15/98.................................  1,000,000    1,001,460
Chrysler Financial Corp.
 4.220%, due 03/02/99.................................      1,192         1,182
 7.400%, due 08/01/2097...............................    252,000       268,859
Citicorp
 6.200%, due 11/10/00.................................    500,000      498,934
Coca-Cola Enterprises
 6.375%, due 08/01/01.................................    550,000      553,936
Comcast Cable Communications
 144A 8.500%, due 05/01/27............................  1,720,000    2,028,819
Continental Airlines, Inc.
 97-4A 6.900%, due 01/02/18...........................  1,850,000    1,849,722
CS First Boston Mortgage Securities Corp. 97-C1
 7.150%, due 08/20/06.................................  1,465,000    1,524,230
Dayton Hudson Credit Card Master Trust 95-1A 6.100%,
 due 02/25/02.........................................    132,000      132,115
Donaldson Lufkin & Jenrette
 FRN 6.700%, due 06/30/00.............................    600,000      607,359
First National Bank of Chicago
 Series E, 7.000%, due 05/08/00.......................  1,000,000    1,015,000
Ford Credit Grantor Trust
 95-B 5.900%, due 10/15/00............................     70,140       70,063
GE Capital Mtg. Services, Inc.
 94-7 Class A12, 6.000%, due 02/25/09.................  1,637,884    1,594,234
General Motors Acceptance Corp.
 6.375%, due 12/01/01.................................    500,000       502,194
 9.625%, due 12/15/01.................................    331,000       369,814
GreenTree Financial Corp.
 97-6 6.870%, due 01/15/29............................  2,315,000    2,371,972
Lehman Brothers Holdings
 7.250%, due 04/15/03.................................  1,250,000    1,290,470

--------------------------------------------------------------------------------

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT        VALUE
                                                      ------------  -----------
Lockheed Martin Corp.
 7.700%, due 06/15/08................................ $    148,000  $   160,758
MBNA Global Capital Securities
 FRN 6.550%, due 02/01/27............................    1,100,000    1,010,386
Nationsbanc Asset Securities, Inc.
 Series 1997-1, 6.375%, due 09/20/27.................    2,605,000    2,605,000
News America Holdings
 7.750%, due 12/01/45................................    1,877,000    1,954,160
Premier Auto Trust
 96-4A Class A4, 6.400%, due 10/06/01................      455,000      457,521
 96-3A 6.500%, due 03/06/00..........................      215,000      215,772
Prudential Home Mortgage Securities
 94-3 A10, 6.500%, due 02/25/24......................    1,000,000      960,700
Residential Asset Securitization Trust
 97-A 11 P4, 7.000%, due 12/25/27....................      200,000      200,625
Salomon, Inc.
 6.500%, due 03/01/00................................    2,520,000    2,533,414
 6.750%, due 02/15/03................................      550,000      557,808
Standard Credit Card Trust
 95-1A 8.250%, due 01/01/07..........................      500,000      553,740
Thrift Financial Corp.
 11.250%, due 01/01/16...............................       84,445       91,074
Time Warner, Inc.
 7.570%, due 02/01/24................................    2,165,000    2,269,349
Time Warner Entertainment, Inc.
 8.375%, due 03/15/23................................    1,206,000    1,375,811
Turner Broadcasting
 7.400%, due 02/01/04................................    1,000,000    1,033,092
UCFC Home Equity Loan
 97-C, Class A8, FRN 6.325%, due 09/15/27............    1,573,947    1,572,640
Union Pacific
 6.250%, due 03/15/99................................    1,000,000    1,002,803
WMX Technologies, Inc.
 7.000%, due 10/15/06................................    1,500,000    1,523,497
                                                                    -----------
                                                                     51,786,105
                                                                    -----------
INTERNATIONAL DOLLAR BONDS -- 4.10%
Abbey National PLC
 7.350%, Resettable Perpetual Preferred..............      250,000      259,942
ABN AMRO Bank NV (Chicago)
 6.625%, due 10/31/01................................      250,000      253,725
AT&T Corp.
 8.250%, due 01/11/00................................      945,000      982,777
Banca Commercial Italian
 8.250%, due 07/15/07................................      450,000      493,865
Banco Bilbao Vizcaya International Finance
 7.000%, due 12/01/25................................    2,200,000    2,175,862
Banco Santiago S.A.
 7.000%, due 07/18/07................................    2,000,000    2,005,432
Banque Centrale de Tunisie
 8.250%, due 09/19/27................................    1,750,000    1,592,833
Banque Paribas, Sub. Notes
 6.875%, due 03/01/09................................      175,000      174,239
Bayerische Landesbank
 6.850%, due 07/19/01................................      212,000      217,627

                                                          FACE
                                                         AMOUNT        VALUE
                                                      ------------  -----------
Credit Suisse--London
 144A 7.900%, Resettable Perpetual Preferred........  $  2,600,000  $ 2,743,265
Den Danske Bank
 144A 7.400%, due 06/15/10..........................     2,050,000    2,138,896
DR Investments
 144A 7.450%, due 05/15/07..........................       320,000      338,218
Empresa Nacional Electric
 7.875%, due 02/01/27...............................       316,000      334,590
Hanson PLC Notes
 6.750%, due 09/15/05...............................       290,000      296,407
International Telecom Satellite
 8.125%, due 02/28/05...............................       335,000      368,506
Japanese Development Bank
 8.375%, due 02/15/01...............................       970,000    1,030,452
Korea Development Bank
 7.125%, due 09/17/01...............................       200,000      170,240
LKB Baden-Wuerttemberg Finance NV
 8.125%, due 01/27/00...............................       350,000      363,675
Pan Pacific Industry PLC
 144A 0.000%, due 04/28/07..........................     2,130,000    1,051,202
Petroliam Nasional
 7.125%, due 08/15/05...............................       420,000      396,345
Poland Non-U.S. Global Regd
 FRN 6.940%, due 10/27/24...........................       300,000      289,125
Province of Quebec
 7.500%, due 07/15/23...............................       325,000      350,428
Ras Laffan Liquified Natural Gas Co. Ltd. 144A
 8.294%, due 03/15/14...............................     1,910,000    1,797,321
Repsol International Finance
 7.000%, due 08/01/05...............................       735,000      771,860
Republic of South Africa
 9.625%, due 12/15/99...............................     1,079,000    1,116,765
Royal Bank of Scotland
 7.375%, Resettable Perpetual Preferred.............       690,000      716,362
Skandinaviska Enskilda Banken
 144A 6.625%, Resettable Perpetual Preferred........       500,000      502,000
Sociedad Quimica y Minera de Chiles SA, 144A 7.700%,
 due 09/15/06.......................................     1,500,000    1,559,369
Southern Investments UK
 6.800%, due 12/01/06...............................     1,625,000    1,637,787
Swedbank
 144A FRN 7.664%, Resettable Perpetual Preferred....       270,000      274,050
Telstra Corp. Ltd.
 6.500%, due 11/28/05...............................       350,000      351,226
                                                                    -----------
                                                                     26,754,391
                                                                    -----------
U.S. GOVERNMENT AGENCIES -- 7.33%
Federal Home Loan Mortgage Corp.
 6.200%, due 08/15/07...............................       700,000      690,375
 6.200%, due 12/15/08...............................       700,000      690,703
 7.000%, due 10/15/13...............................     2,275,469    2,323,850
 6.500%, due 05/15/21...............................     1,248,829    1,248,891
 7.500%, due 01/15/23...............................       787,978      827,440
 7.000%, due 01/15/25...............................     1,100,000    1,095,267
 7.238%, due 05/01/26...............................       334,042      345,941

--------------------------------------------------------------------------------
16

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                        FACE
                                                       AMOUNT         VALUE
                                                    ------------  -------------
Federal Home Loan Mortgage Corp. Gold
 8.000%, due 11/01/22.............................. $    144,007   $    149,002
 8.000%, due 05/01/23..............................    1,496,337      1,548,242
 9.000%, due 03/01/24..............................    1,056,907      1,141,428
 9.500%, due 04/01/25..............................       48,223         51,509
Federal National Mortgage Association
 5.000%, due 06/01/01..............................    1,412,398      1,366,862
 6.540%, due 09/18/02..............................    4,690,000      4,743,020
 6.220%, due 03/13/06..............................    1,700,000      1,716,563
 8.000%, due 02/25/07..............................    1,635,000      1,697,272
 6.500%, due 05/25/08..............................      909,485        907,748
 6.500%, due 12/01/11 TBA..........................      435,000        435,272
 8.000%, due 05/25/21..............................    1,610,000      1,684,266
 9.000%, due 08/01/21..............................      278,492        299,176
 8.000%, due 05/01/22..............................      116,793        120,880
 8.500%, due 07/01/22..............................      668,918        708,591
 7.500%, due 07/25/22..............................    2,154,635      2,257,934
 6.500%, due 12/15/23..............................    2,610,000      2,601,791
 9.000%, due 02/01/25..............................        1,885          2,003
 6.500%, due 04/01/26..............................    1,543,380      1,523,124
 6.500%, due 12/01/26 TBA..........................    5,000,000      4,934,375
 6.730%, due 04/25/27 FRN..........................    1,561,566      1,571,621
 6.175%, due 10/01/27..............................    1,381,103      1,379,308
 6.500%, due 12/01/27..............................    2,608,650      2,574,411
Federal National Mortgage Association Strip
 0.00%, due 04/01/27, principal only...............    2,733,923     2,076,141
Government National Mortgage Association
 10.000%, due 09/15/00.............................        3,022          3,217
 10.000%, due 05/15/01.............................        5,907          6,290
 9.000%, due 11/15/04..............................       17,025         17,893
 8.500%, due 05/15/21..............................       49,980         52,494
 8.000%, due 08/15/22..............................      524,142        543,470
 8.000%, due 12/15/22..............................    1,475,029      1,538,190
 8.000%, due 11/15/22..............................      431,844        450,335
 7.500%, due 11/15/24..............................    2,477,404      2,543,402
                                                                  ------------
                                                                     47,868,297
                                                                  ------------
U.S. GOVERNMENT OBLIGATIONS -- 5.13%
U.S. Treasury Notes and Bonds
 5.500%, due 11/15/98..............................      172,000        171,731
 6.000%, due 06/30/99..............................   13,740,000     13,808,700
 5.875%, due 08/31/99..............................    9,185,000      9,213,703
 7.750%, due 11/30/99..............................      215,000        222,928
 6.625%, due 07/31/01..............................      930,000        956,448
 6.250%, due 08/31/02..............................    2,975,000      3,036,359
 6.000%, due 02/15/26..............................    5,875,000      5,867,656
U.S. Treasury Strip
 0.000%, due 02/15/03, principal only..............      225,000        168,237
                                                                  ------------
                                                                    33,445,762
                                                                  ------------
Total U.S. Bonds...................................                159,854,555
                                                                  ------------

                                                       SHARES
                                                    ------------
HIGH YIELD BONDS -- 2.64%
Brinson High Yield Fund (b)........................    1,231,792    17,201,354
                                                                  ------------

                                                        FACE
                                                       AMOUNT         VALUE
                                                    ------------  -------------
NON - U.S. BONDS--16.43%
AUSTRALIA -- 1.17%
Government of Australia
 7.00%, due 04/15/00 ..........................AUD      2,300,000  $  1,550,958
 9.75%, due 03/15/02..............................      3,400,000     2,550,377
 10.00%, due 10/15/07.............................      1,200,000     1,013,253
Queensland Treasury Global Notes
 8.00%, due 05/14/03..............................      3,500,000     2,504,390
                                                                  ------------
                                                                     7,618,978
                                                                  ------------
CANADA -- 2.00%
Government of Canada
 7.50%, due 09/01/00...........................CAD      3,380,000     2,487,043
 6.50%, due 06/01/04..............................        500,000       367,658
 8.75%, due 12/01/05..............................      2,600,000     2,179,977
 7.00%, due 12/01/06..............................      4,270,000     3,271,081
 4.25%, due 12/01/21 (d)..........................      6,060,000     4,699,348
                                                                  ------------
                                                                    13,005,107
                                                                  ------------
DENMARK -- 1.88%
Kingdom of Denmark
 9.00%, due 11/15/98...........................DKK      3,200,000       485,417
 9.00%, due 11/15/00..............................     13,600,000     2,203,242
 6.00%, due 11/15/02..............................     10,000,000     1,520,869
 7.00%, due 12/15/04..............................      8,200,000     1,305,313
 8.00%, due 03/15/06..............................     40,000,000     6,767,532
                                                                  ------------
                                                                    12,282,373
                                                                  ------------
FRANCE -- 0.65%
Government of France (OAT)
 9.50%, due 01/25/01.......................... FRF    10,300,000     1,950,939
 7.50%, due 04/25/05..............................     9,300,000     1,767,711
 8.50%, due 12/26/12..............................     2,500,000       538,149
                                                                  ------------
                                                                     4,256,799
                                                                  ------------


GERMANY -- 4.06%
Bundesrepublik Deutschland
 7.000%, due 09/20/99..........................DEM    13,700,000     7,971,158
 8.500%, due 08/21/00.............................     2,180,000     1,333,509
 9.000%, due 01/22/01.............................     2,500,000     1,565,402
 8.375%, due 05/21/01.............................     1,580,000       980,635
 7.250%, due 10/21/02.............................     4,500,000     2,760,163
 6.750%, due 04/22/03.............................     4,900,000     2,955,915
 6.750%, due 07/15/04.............................     6,300,000     3,830,243
 6.250%, due 01/04/24.............................     2,500,000     1,460,848
Treuhandanstalt
 6.250% due 03/04/04..............................     6,200,000     3,669,451
                                                                  ------------
                                                                    26,527,324
                                                                  ------------
ITALY -- 0.86%
Republic of Italy (BTP)
 9.50%, due 12/01/99...........................ITL 1,900,000,000     1,155,335
 10.50%, due 04/01/00.............................   995,000,000       627,485
 12.00%, due 09/01/02............................. 1,700,000,000     1,223,139
 9.00%, due 10/01/03..............................   900,000,000       600,407
 8.50%, due 04/01/04.............................. 3,100,000,000     2,030,022
                                                                  ------------
                                                                     5,636,388
                                                                  ------------

--------------------------------------------------------------------------------

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                           FACE
                                                          AMOUNT      VALUE
                                                        ---------- ------------
NETHERLANDS -- 1.44%
Government of Netherlands
 6.25%, due 07/15/98...............................NLG   1,400,000 $    698,515
 8.50%, due 03/15/01..................................   5,600,000    3,070,843
 8.75%, due 09/15/01..................................     700,000      391,314
 6.50%, due 04/15/03..................................   1,100,000      580,847
 7.25%, due 10/01/04..................................   3,200,000    1,763,133
 8.25%, due 02/15/07..................................   4,815,000    2,865,534
                                                                    -----------
                                                                      9,370,186
                                                                    -----------
SPAIN -- 1.06%
Government of Spain
 6.75%, due 04/15/00...............................ESP 415,000,000    2,847,578
 7.90%, due 02/28/02.................................. 140,000,000    1,016,796
 8.00%, due 05/30/04.................................. 300,000,000    2,250,689
 10.00%, due 02/28/05................................. 100,000,000      832,057
                                                                    -----------
                                                                      6,947,120
                                                                    -----------
SWEDEN -- 0.50%
Government of Sweden
 5.50%, due 04/12/02...............................SEK   6,500,000      817,321
 10.25%, due 05/05/03..............................     16,300,000    2,475,362
                                                                    -----------
                                                                      3,292,683
                                                                    -----------
UNITED KINGDOM -- 2.81%
UK Treasury
 8.00%, due 06/10/03...............................GBP   2,590,000    4,549,280
 6.75%, due 11/26/04..................................     380,000      637,762
 8.50%, due 12/07/05..................................   4,570,000    8,485,330
 8.50%, due 07/16/07..................................   1,200,000    2,266,351
 7.25%, due 12/07/07..................................   1,200,000    2,114,563
 8.75%, due 08/25/17..................................     130,000      272,193
                                                                    -----------
                                                                     18,325,479
                                                                    -----------
Total Non-U.S. Bonds..................................              107,262,437
                                                                    -----------
EMERGING MARKETS DEBT -- 5.24%                            SHARES
                                                       -----------
Brinson Emerging Markets Debt
 Fund (b).............................................   1,692,314   34,231,280
                                                                    -----------
Total Bonds (Cost $307,234,717).......................              318,549,626
                                                                    -----------
Short-Term Investments -- 16.74%
                                                           FACE
U.S. GOVERNMENT OBLIGATIONS -- 0.25%                      AMOUNT
                                                       -----------
U.S. Treasury Bill 5.420%, due 05/28/98............... $ 1,630,000    1,595,361
                                                                    -----------
CERTIFICATES OF DEPOSIT -- 0.92%
Canadian Imperial Bank
 5.940%, due 10/23/98.................................   3,000,000    2,998,614
Societe General
 6.000%, due 10/20/98.................................   3,000,000    2,997,715
                                                                    -----------
                                                                      5,996,329
                                                                    -----------

                                                           FACE
                                                          AMOUNT      VALUE
                                                       ----------- ------------
COMMERCIAL PAPER -- 15.57%
 Bausch & Lomb Inc.
 7.750%, due 01/02/98................................. $ 2,290,000 $  2,289,507
 6.750%, due 01/05/98.................................  15,000,000   14,991,562
Case Credit Corp.
 6.110%, due 01/20/98.................................   2,800,000    2,790,971
 6.030%, due 03/10/98.................................   1,000,000      988,610
 6.020%, due 03/13/98.................................   1,500,000    1,482,191
ConAgra, Inc.
 5.900%, due 01/23/98.................................   5,000,000    4,982,792
CSX Corp.
 5.700%, due 01/05/98.................................   5,000,000    4,997,625
Cummins Engine Co., Inc.
 7.000%, due 01/02/98.................................   6,175,000    6,175,000
General American Tranportation Corp.
 7.500%, due 01/07/98.................................     682,000      681,147
GTE Corp.
 6.120%, due 02/20/98.................................   1,500,000    1,487,250
 6.020%, due 03/02/98.................................   1,500,000    1,484,950
ITT Industries, Inc.
 7.250%, due 01/02/98.................................  10,000,000    9,997,986
 6.250%, due 01/06/98.................................   1,909,000    1,907,674
Marriott Corp.
 6.050%, due 02/09/98.................................   2,000,000    1,986,892
Nabisco, Inc.
 6.100%, due 01/07/98.................................   5,000,000    4,995,764
 6.120%, due 01/16/98.................................   2,500,000    2,493,625
Occidental Petroleum Corp.
 6.900%, due 01/12/98.................................   5,000,000    4,990,417
 6.000%, due 01/16/98.................................   2,500,000    2,493,750
Praxair, Inc.
 6.550%, due 01/02/98.................................   1,000,000      999,818
 5.750%, due 01/05/98.................................   5,000,000    4,997,604
Rite Aid Corp.
 5.850%, due 01/20/98.................................   5,000,000    4,985,375
Safeway, Inc.
 5.920%, due 01/22/98.................................   1,500,000    1,494,820
Solutia, Inc.
 7.000%, due 01/02/98.................................   7,915,000    7,915,000
Tupperware, Corp.
 7.050%, due 01/02/98.................................   4,590,000    4,590,000
Ultramar Diamond Shamrock Corp.
 6.000%, due 01/06/98.................................   5,000,000    4,996,667
Vastar Resources, Inc.
 7.100%, due 01/02/98.................................     451,000      450,911
                                                                   ------------
                                                                    101,647,908
                                                                   ------------
Total Short-Term Investments
 (Cost $109,239,959)..................................              109,239,598
                                                                   ------------
Total Investments
 (Cost $687,250,467) -- 112.84% (a)...................              736,539,015
                                                                   ------------
Liabilities, less cash and other assets--(12.84%).....              (83,850,246)
                                                                   ------------
Net Assets -- 100%....................................             $652,688,769
                                                                   ============

See accompanying notes to schedule of investments.
--------------------------------------------------------------------------------
18

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $687,250,467; and net unrealized appreciation consisted of:

      Gross unrealized appreciation................................ $75,270,262
      Gross unrealized depreciation................................ (25,981,714)
                                                                    -----------
         Net unrealized appreciation............................... $49,288,548
                                                                    ===========

(b) Non-income producing security
(c) Denominated in U.S. dollars.
(d) Linked to Canada's retail price index. Reset semi-annually.
FRN: Floating rate note---The rate disclosed is that in effect at December 31, 1997.
TBA: Security is subject to delayed delivery.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1997, the value of these securities amounted to $12,433,140 or 1.90% of net assets.
Resettable Perpetual Preferred: A bond with either no maturity date or a maturity date that is so far in the future that the bond will pay interest indefinitely. The issuer generally retains the right to call such a bond. FORWARD FOREIGN CURRENCY CONTRACTS (NOTE 4)
The Global Fund had the following open forward currency contracts as of December 31, 1997:

                              SETTLEMENT     LOCAL       CURRENT   UNREALIZED
                                 DATE      CURRENCY       VALUE    GAIN/(LOSS)
                              ---------- ------------- ----------- -----------
FORWARD FOREIGN CURRENCY BUY
 CONTRACTS
Australian Dollar...........    2/5/98       7,300,000 $ 4,760,414 $  (529,176)
Belgian Franc...............    2/5/98     176,000,000   4,759,921    (176,965)
British Pound...............    2/5/98       2,000,000   3,285,151     (54,849)
Canadian Dollar.............    2/5/98       9,700,000   6,785,684     (31,600)
Danish Kroner...............    2/5/98      17,000,000   2,487,249     (13,486)
Dutch Guilder...............    2/5/98       7,300,000   3,608,752     (70,412)
French Franc................    2/5/98      27,900,000   4,647,297      67,820
German Mark.................    2/5/98       8,500,000   4,736,986     (33,472)
Italian Lira................    2/5/98   8,650,000,000   4,891,317     (14,258)
Japanese Yen................    2/5/98   4,950,000,000  38,269,152  (5,018,981)
Spanish Peseta..............    2/5/98     165,000,000   1,083,559      (7,855)
Swiss Franc.................    2/5/98       8,700,000   5,989,384      59,237
FORWARD FOREIGN CURRENCY
 SALE CONTRACTS
Australian Dollar...........    2/5/98      20,900,000  13,629,131   1,304,887
Belgian Franc...............    2/5/98     176,000,000   4,759,921     (51,899)
British Pound...............    2/5/98      23,000,000  37,779,238     126,402
Canadian Dollar.............    2/5/98      19,800,000  13,851,191     527,685
Danish Kroner...............    2/5/98      86,600,000  12,670,340     (76,941)
Dutch Guilder...............    2/5/98      17,600,000   8,700,553      10,137
German Mark.................    2/5/98      41,700,000  23,239,095     (97,035)
Italian Lira................    2/5/98   8,650,000,000   4,891,317     (57,429)
Japanese Yen................    2/5/98   3,600,000,000  27,832,111   2,710,530
Spanish Peseta..............    2/5/98     840,000,000   5,516,299     227,585
                                                                   -----------
 Total......................                                       $(1,200,075)
                                                                   ===========

FUTURES CONTRACTS (NOTE 5)
The Global Fund had the following open futures contracts as of December 31, 1997:

                                 SETTLEMENT    COST/      CURRENT   UNREALIZED
                                    DATE     PROCEEDS      VALUE    GAIN/(LOSS)
                                 ---------- ----------- ----------- -----------
FUTURES BUY CONTRACTS
5 year U.S. Treasury Note,182
 contracts.....................  March 1998 $19,709,740 $19,769,750  $  60,010
10 year U.S. Treasury Note, 9
 contracts.....................  March 1998   1,002,723   1,009,406      6,683
30 year U.S. Treasury Bonds, 27
 contracts.....................  March 1998   3,258,765   3,252,656     (6,109)
INDEX FUTURES SALES CONTRACTS
Standard & Poor's 500,108 con-
 tracts........................  March 1998  26,240,844  26,435,700   (194,856)
                                                                     ---------
 Total.........................                                      $(134,272)
                                                                     =========

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1997 was $1,595,361.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    GLOBAL FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997 (UNAUDITED)

ASSETS:
 Investments, at value (Note 1):
  Unaffiliated issuers (Cost $613,477,833)....................... $654,586,339
  Affiliated issuers (Cost $73,772,634)..........................   81,952,676
  Cash...........................................................      967,618
 Foreign currency, at value (Cost $1,661,900)....................    1,650,073
 Receivables:
  Investment securities sold.....................................    4,199,922
  Dividends......................................................      566,826
  Interest.......................................................    5,279,895
  Fund shares sold...............................................        2,750
 Other assets....................................................       68,200
                                                                  ------------
    TOTAL ASSETS.................................................  749,274,299
                                                                  ------------
LIABILITIES:
 Payables:
  Securities loaned (Note 6).....................................   79,523,767
  Investment securities purchased................................   15,247,486
  Fund shares redeemed...........................................       63,989
  Investment advisory fees (Note 2)..............................      451,581
  Accrued expenses...............................................       98,632
 Net unrealized depreciation on forward foreign currency con-
  tracts.........................................................    1,200,075
                                                                  ------------
    TOTAL LIABILITIES............................................   96,585,530
                                                                  ------------
NET ASSETS....................................................... $652,688,769
                                                                  ============
NET ASSETS CONSIST OF:
 Paid in capital (Note 8)........................................ $606,550,960
 Accumulated distribution in excess of net investment income.....  (19,500,419)
 Accumulated net realized gain...................................   17,760,003
 Net unrealized appreciation.....................................   47,878,225
                                                                  ------------
    NET ASSETS................................................... $652,688,769
                                                                  ============
OFFERING PRICE PER SHARE:
 Brinson Class I:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $624,336,530 and 51,450,863 shares is-
   sued and outstanding) (Note 8)................................ $      12.13
                                                                  ============
 Brinson Class N:
  Net asset value, offering price and redemption price per share
   (Based on net assets of
   $1,019 and 84 shares issued and outstanding) (Note 8)......... $      12.13
                                                                  ============
 SwissKey Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $28,351,220 and 2,346,083 shares is-
   sued and outstanding) (Note 8)................................ $      12.08
                                                                  ============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20

                    GLOBAL FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)

INVESTMENT INCOME:
 Interest (net of $10,982 for foreign taxes withheld; including securities lending income of $73,183)........................... $ 9,386,734
 Dividends (net of $135,273 for foreign taxes withheld)...........   2,639,326
                                                                   -----------
    TOTAL INCOME..................................................  12,026,060
                                                                   -----------
EXPENSES:
 Advisory (Note 2)................................................   2,635,060
 Administration...................................................     247,037
 Distribution (Note 7)............................................      92,076
 Custodian........................................................      74,111
 Other............................................................     164,286
                                                                   -----------
    TOTAL EXPENSES................................................   3,212,570
                                                                   -----------
    NET INVESTMENT INCOME ........................................   8,813,490
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments.....................................................  20,050,524
  Futures contracts...............................................    (874,722)
  Foreign currency transactions...................................   4,235,588
                                                                   -----------
    Net realized gain.............................................  23,411,390
                                                                   -----------
 Change in net unrealized appreciation or depreciation on:
  Investments and foreign currency................................ (14,119,807)
  Futures contracts...............................................     158,670
  Forward contracts...............................................  (7,317,967)
  Translation of other assets and liabilities denominated in for-
   eign currency..................................................     (43,884)
                                                                   -----------
    Change in net unrealized appreciation or depreciation......... (21,322,988)
                                                                   -----------
 Net realized and unrealized gain.................................   2,088,402
                                                                   -----------
 Net increase in net assets resulting from operations............. $10,901,892
                                                                   ===========


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    GLOBAL FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                               SIX MONTHS ENDED      YEAR
                                               DECEMBER 31, 1997     ENDED
                                                  (UNAUDITED)    JUNE 30, 1997
                                               ----------------- -------------
OPERATIONS:
 Net investment income........................   $  8,813,490    $  16,194,760
 Net realized gain............................     23,411,390       43,268,043
 Change in net unrealized appreciation or de-
  preciation..................................    (21,322,988)      35,756,888
                                                 ------------    -------------
 Net increase in net assets resulting from op-
  erations....................................     10,901,892       95,219,691
                                                 ------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
 Brinson Class I..............................    (26,359,274)     (23,918,105)
 Brinson Class N..............................            (40)             --
 SwissKey Class...............................       (989,891)        (742,228)
Distributions from net realized gain
 Brinson Class I..............................    (33,973,096)     (25,579,684)
 Brinson Class N..............................            (53)             --
 SwissKey Class...............................     (1,492,307)        (848,410)
                                                 ------------    -------------
Total distributions to shareholders...........    (62,814,661)     (51,088,427)
                                                 ------------    -------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold..................................    102,712,225      192,297,100
 Shares issued on reinvestment of distribu-
  tions.......................................     56,902,593       49,580,585
 Shares redeemed..............................    (67,984,082)    (145,001,283)
                                                 ------------    -------------
 Net increase in net assets resulting from
  capital share transactions (Note 8).........     91,630,736       96,876,402
                                                 ------------    -------------
    TOTAL INCREASE IN NET ASSETS..............     39,717,967      141,007,666
                                                 ------------    -------------
NET ASSETS:
 Beginning of year............................    612,970,802      471,963,136
                                                 ------------    -------------
 End of year (including accumulated undistrib-
  uted net investment income of ($19,500,419)
  and ($964,704), respectively)...............   $652,688,769    $ 612,970,802
                                                 ============    =============


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
22

                    GLOBAL FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                           SIX MONTHS
                             ENDED
                          DECEMBER 31,           YEAR ENDED JUNE 30,             AUGUST 31, 1992*
                              1997       --------------------------------------      THROUGH
BRINSON CLASS I           (UNAUDITED)      1997      1996      1995      1994     JUNE 30, 1993
-------------------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period.........    $  13.13     $  12.22  $  11.35  $  10.43  $  10.87      $  10.00
                            --------     --------  --------  --------  --------      --------
 Income from investment
  operations:
  Net investment income.        0.24**       0.38      0.44      0.43      0.33          0.26
  Net realized and
   unrealized gain
   (loss)...............         --          1.79      1.37      0.86     (0.23)         0.81
                            --------     --------  --------  --------  --------      --------
    Total income from
     investment
     operations.........        0.24         2.17      1.81      1.29      0.10          1.07
                            --------     --------  --------  --------  --------      --------
 Less distributions:
  Distributions from and
   in excess of net
   investment income....       (0.54)       (0.61)    (0.62)    (0.27)    (0.27)        (0.20)
  Distributions from and
   in excess of net
   realized gain........       (0.70)       (0.65)    (0.32)    (0.10)    (0.27)          --
                            --------     --------  --------  --------  --------      --------
    Total distributions.       (1.24)       (1.26)    (0.94)    (0.37)    (0.54)        (0.20)
                            --------     --------  --------  --------  --------      --------
Net asset value, end of
 period.................    $  12.13     $  13.13  $  12.22  $  11.35  $  10.43      $  10.87
                            ========     ========  ========  ========  ========      ========
Total return (non-
 annualized)............        1.95%       18.79%    16.38%    12.57%     0.77%        10.76%
Ratios/Supplemental data
 Net assets, end of pe-
  riod (in 000s)........    $624,337     $586,667  $457,933  $365,678  $278,859      $191,389
 Ratio of expenses to
  average net
  assets:
  Before expense reim-
   bursement............        0.95%***     0.99%     1.04%     1.09%     1.14%         1.35%***
  After expense reim-
   bursement............         N/A          N/A       N/A       N/A      1.10%         1.05%***
 Ratio of net investment
  income to
  average net assets:
  Before expense reim-
   bursement............        3.60%***     3.03%     3.69%     4.27%     3.21%         3.26%***
  After expense reim-
   bursement............         N/A          N/A       N/A       N/A      3.25%         3.56%***
 Portfolio turnover
  rate..................          57%         150%      142%      238%      231%          149%
 Average commission rate
  paid per share........    $ 0.0352     $ 0.0326  $ 0.0291       N/A       N/A           N/A

  *Commencement of investment operations
 **The net investment income per share was determined by using average shares outstanding throughout the period.
***Annualized
N/A = Not applicable

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    GLOBAL FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                              SIX MONTHS ENDED
                             DECEMBER 31, 1997*
BRINSON CLASS N                 (UNAUDITED)
-----------------------------------------------
Net asset value, beginning
 of period..................      $ 13.13
                                  -------
 Income from investment op-
  erations:                          0.00
  Net investment income.....         0.22**
  Net realized and
   unrealized gain..........         0.00
                                  -------
    Total income from in-
     vestment operations....         0.22
                                  -------
 Less distributions:
  Distributions from and in
   excess of net investment
   income...................        (0.52)
  Distributions from net re-
   alized gain..............        (0.70)
                                  -------
    Total distributions.....        (1.22)
                                  -------
Net asset value, end of pe-
 riod.......................      $ 12.13
                                  =======
Total return (non-
 annualized)................         1.79%
Ratios/Supplemental Data:
 Net assets, end of period
  (in 000s).................      $     1
 Ratio of expenses to aver-
  age net assets............         1.20%***
 Ratio of net investment in-
  come to average net as-
  sets......................         3.35%***
 Portfolio turnover rate....           57%
 Average commission rate
  paid per share............      $0.0352

* Commencement of Brinson Class N was June 30, 1997.
** The net investment income per share was determined by using average shares outstanding throughout the period.
*** Annualized


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
24

                    GLOBAL FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                 SIX MONTHS ENDED      YEAR      JULY 31, 1995*
                                 DECEMBER 31, 1997     ENDED        THROUGH
SWISSKEY CLASS                      (UNAUDITED)    JUNE 30, 1997 JUNE 30, 1996
-------------------------------------------------------------------------------
Net asset value, beginning of
 period.........................      $ 13.05         $ 12.18       $ 11.60
                                      -------         -------       -------
 Income from investment opera-
  tions:
  Net investment income.........         0.19**          0.34          0.39
  Net realized and unrealized
   gain.........................          --             1.75          1.10
                                      -------         -------       -------
    Total income from investment
     operations.................         0.19            2.09          1.49
                                      -------         -------       -------
 Less distributions:
  Distributions from and in
   excess of net investment
   income.......................        (0.46)          (0.57)        (0.59)
  Distributions from net real-
   ized gain....................        (0.70)          (0.65)        (0.32)
                                      -------         -------       -------
    Total distributions.........        (1.16)          (1.22)        (0.91)
                                      -------         -------       -------
Net asset value, end of period..      $ 12.08         $ 13.05       $ 12.18
                                      =======         =======       =======
Total return (non-annualized)...         1.58%          18.13%        13.24%
Ratios/Supplemental data
 Net assets, end of period (in
  000s).........................      $28,351         $26,303       $14,030
 Ratio of expenses to average
  net assets....................         1.60%***        1.64%         1.69%***
 Ratio of net investment income
  to average net assets.........         2.94%***        2.38%         3.04%***
 Portfolio turnover rate........           57%            150%          142%
 Average commission rate paid
  per share.....................      $0.0352         $0.0326       $0.0291

* Commencement of SwissKey Class
** The net investment income per share was determined by using average shares outstanding throughout the period.
*** Annualized


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

[SWISS KEY FUNDS LOGO APPEARS HERE]

Global Equity Fund
--------------------------------------------------------------------------------
The Global Equity Fund is actively managed, providing a fully integrated approach to the primary equity markets across the world. Market selection and currency strategies are managed within a global asset allocation framework. Industry strategies and individual security selections are based on the fundamental research of our analytical teams in our offices worldwide.

The SwissKey Global Equity Fund has provided an annualized return of 15.07% since its inception on July 31, 1995, exceeding the 14.73% return for the benchmark MSCI World Equity (Free) Index. Over this period, the SwissKey Global Equity Fund experienced annualized volatility of 8.88%, below the volatility of the benchmark which was 10.96%. For the year ended December 31, 1997, the Fund returned 9.86%, compared to the benchmark return of 15.92%.

Since inception, the Fund's largest contributor to performance has been currency allocation. For 1997, currency allocation made an important positive contribution to Fund performance. Market allocation strategies, notable for a U.S. equity market underweight and a cash risk hedge, detracted from performance. Security selection also reduced performance; with very strong stock selection in Japan more than offset by poor results in the U.S.

As global equity markets in aggregate were strong in 1997, holding cash cost performance. Returns varied considerably, however, double-digit rises in Europe and North America contrasted sharply with very weak markets in the Pacific region. Despite a return of 34.1% for the MSCI U.S. component, the U.S. equity market was not the strongest developed market during 1997. Nine markets in the global equity index outperformed the U.S. market, led by Switzerland and Denmark, gaining U.S. dollar-hedged returns of 63.5% and 59.5% respectively. The performance of the MSCI World Equity (Free) Index was muted by the weakness of Japan, Southeast Asia, New Zealand and Australia. The worst performing market in 1997 was Malaysia, which declined 52.1% in U.S. dollar-hedged terms.

Currency strategies contributed substantially to the performance of the Fund relative to the MSCI World Equity (Free) benchmark. At the start of the year, the Fund maintained a significant underweight to the Japanese yen and to the core European currencies. This position was gradually pared down and by the end of March was relatively neutral. In October, a small underweight of the yen was reinstated, increasing the size of the U.S. dollar overweight. For the full year, the U.S. dollar overweight and yen underweight made the greatest positive impact on returns.

Japan stock selection made a very large positive contribution, benefiting from overweights of blue chip multinationals and other defensive securities, while avoiding all but the highest quality banks and financials. The U.S. equity portion of the Fund was hurt by its underexposure to large capitalization and consumer products issues, as companies with well-known brand names and stable cash flows outperformed.

Global Equity Fund

--------------------------------------------------------------------------------
[LOGO OF SWISS KEY FUNDS APPEARS HERE]

Total Return

                                                 6 months    1 year     7/31/95*
                                                  ended      ended        to
                                                 12/31/97   12/31/97   12/31/97
--------------------------------------------------------------------------------
SwissKey Global Equity Fund                         -2.11%      9.86%     15.07%
MSCI World Equity (Free) Index                       0.36      15.92      14.73
--------------------------------------------------------------------------------

*Inception date of the SwissKey Global Equity Fund.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the SwissKey Global Equity Fund and the MSCI World Equity (Free) Index if you had invested $10,000 on July 31, 1995, and had reinvested all your income dividends and capital gain distributions through December 31, 1997. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

SwissKey Global Equity Fund
vs. MSCI World Equity (Free) Index
Wealth Value with Dividends Reinvested

                          [GRAPH CHART APPEARS HERE]

                            SwissKey Global           MSCI World Equity
                              Equity Fund               (Free) Index
   7/31/95                       10000                     10000
   9/30/95                       10329                     10066
  12/31/95                       10993                     10556
   3/31/96                       11539                     10998
   6/30/96                       11925                     11325
   9/30/96                       12110                     11488
  12/31/96                       12787                     12025
   3/31/97                       13011                     12064
   6/30/97                       14351                     13889
   9/30/97                       14711                     14284
  12/31/97                       14048                     13939

7/31/95=$10,000                                            Data through 12/31/97

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

================================================================================

Global Equity Fund

-------------------------------------------------------------------------------
[SWISSKEY LOGO APPEARS HERE]

Market Allocation

As of December 31, 1997 (Unaudited)


                                                         Current
                                          Benchmark     Strategy
-------------------------------------------------------------------------------
U.S.                                           49.8%        34.3%
Japan                                          12.0          5.6
Australia                                       1.3          2.7
Belgium                                         0.6          1.8
Canada                                          2.5          1.6
France                                          3.8          3.7
Germany                                         4.7          4.5
Hong Kong                                       1.3          0.5
Italy                                           1.9          2.3
Malaysia                                        0.4          0.8
Netherlands                                     2.7          2.4
New Zealand                                     0.1          1.9
Spain                                           1.3          1.3
Sweden                                          1.2          0.9
Switzerland                                     3.7          2.6
U.K.                                           10.3         11.8
Other Markets                                   2.4          1.3
Cash Reserves                                   0.0         20.0
----------------------------------------------------------------
                                              100.0%       100.0%


Top Ten U.S. Equity Holdings

As of December 31, 1997 (Unaudited)


                                                       Percent of
                                                       Net Assets
-----------------------------------------------------------------
  1. Lockheed Martin Corp.                                   2.02%
  2. Xerox Corp.                                             1.95
  3. Philip Morris Companies, Inc.                           1.84
  4. Aon Corp.                                               1.64
  5. CIGNA Corp.                                             1.63
  6. Schering Plough Corp.                                   1.44
  7. Burlington Northern Santa Fe Corp.                      1.41
  8. Goodyear Tire & Rubber Co.                              1.36
  9. Federal Express Corp.                                   1.36
 10. Automatic Data Processing, Inc.                         1.17
-----------------------------------------------------------------


Currency Allocation


As of December 31, 1997 (Unaudited)


                                                        Current
                                         Benchmark     Strategy
-----------------------------------------------------------------
U.S.                                          49.8%        57.4%
Japan                                         12.0          8.0
Australia                                      1.3          1.3
Belgium                                        0.6          0.6
Canada                                         2.5          2.5
France                                         3.8          3.8
Germany                                        4.7          4.7
Hong Kong                                      1.3           --
Italy                                          1.9          1.9
Malaysia                                       0.4          0.4
Netherlands                                    2.7          2.7
New Zealand                                    0.1          1.9
Spain                                          1.3          1.3
Sweden                                         1.2          1.2
Switzerland                                    3.7          3.7
U.K.                                          10.3          6.3
Other Markets                                  2.4          2.3
-----------------------------------------------------------------
                                             100.0%       100.0%

Top Ten Non-U.S. Equity Holdings

As of December 31, 1997 (Unaudited)


                                                     Percent of
                                                     Net Assets
-----------------------------------------------------------------
 1. Glaxo Wellcome PLC                                    0.77%
 2. Telecom Corp. of New Zealand Ltd.                     0.75
 3. Royal Dutch Petroleum Co.                             0.71
 4. Novartis AG(Reg.)                                     0.67
 5. Lloyds TSB Group PLC                                  0.61
 6. B.A.T. Industries PLC                                 0.56
 7. Allianz AG                                            0.53
 8. British Petroleum Co. PLC                             0.48
 9. Roche Holding AG (Gen.)                               0.46
10. British Telecommunications PLC                        0.44
-----------------------------------------------------------------

=================================================================

Global Equity Fund

--------------------------------------------------------------------------------


[LOGO OF SWISS KEY FUNDS APPEARS HERE]


Industry Diversification

As a Percent of Net Assets
As of December 31, 1997 (Unaudited)

--------------------------------------------------------------------------------
U.S. EQUITIES
Energy..................................................................   1.93%
Capital Investment
     Capital Goods......................................................   3.37
     Technology.........................................................   4.11
                                                                           ----
                                                                           7.48
Basic Industries
     Chemicals..........................................................   1.00
     Housing/Paper......................................................   2.43
     Metals.............................................................   0.42
                                                                          -----
                                                                           3.85
                                                                          -----
Consumer
     Non-Durables.......................................................   4.62
     Retail/Apparel.....................................................   2.43
     Autos/Durables.....................................................   1.87
     Descretionary......................................................   1.74
     Health: Drugs......................................................   3.86
     Health: Non-Drugs..................................................   2.04
                                                                          -----
                                                                          16.56
Financial
     Banks..............................................................   3.74
     Non-Banks..........................................................   3.33
                                                                          -----
                                                                           7.07
Utilities
     Electric...........................................................   2.93
     Telephone..........................................................   0.51
                                                                          -----
                                                                           3.44
Transportation..........................................................   2.93
Services/Misc...........................................................   4.49
                                                                          -----
     Total U.S. Equities................................................  47.75*
                                                                          -----

NON-U.S. EQUITIES
Aerospace & Military....................................................   0.09
Airplanes...............................................................   0.17
Appliances & Household..................................................   0.75
Autos/Durables..........................................................   1.42
Banking.................................................................   5.34
Beverages and Tobacco...................................................   1.14
Broadcasting & Publishing...............................................   0.80
Building Materials......................................................   0.63
Business & Public Service...............................................   1.47
Chemicals...............................................................   1.24
Construction............................................................   0.36
Data Processing.........................................................   0.31
Electric Components.....................................................   0.46
Electronics.............................................................   1.61
Energy..................................................................   3.82
Financial Services......................................................   1.01
Food & House Products...................................................   1.59
Forest Products.........................................................   0.57
Gold Mining.............................................................   0.03
Health: Drugs...........................................................   0.72
Health: Non-Drugs.......................................................   2.51
Industrial Components...................................................   0.58
Insurance...............................................................   2.92
Leisure & Tourism.......................................................   0.25
Machinery & Engineering.................................................   0.08
Merchandising...........................................................   2.03
Metals--Steel...........................................................   0.70
Miscellaneous Materials.................................................   0.17
Miscellaneous Services..................................................   0.05
Multi-Industry..........................................................   2.38
Non-Ferrous Metals......................................................   0.84
Real Estate.............................................................   0.49
Recreation..............................................................   0.17
Retail & Apparel........................................................   0.28
Shipping................................................................   0.02
Telecommunications......................................................   3.94
Textiles & Apparel......................................................   0.08
Transportation..........................................................   0.42
Utilities...............................................................   2.01
Wholesale & International Trade.........................................   0.24
                                                                         ------
    Total Non-U.S. Equities.............................................  43.69
                                                                         ------
SHORT-TERM INVESTMENTS..................................................   8.78*
                                                                         ------
    TOTAL INVESTMENTS................................................... 100.22
                                                                         ------
LIABILITIES LESS CASH
    AND OTHER ASSETS....................................................  (0.22)
                                                                         ------
                NET ASSETS.............................................. 100.00%
                                                                         ======
--------------------------------------------------------------------------------

* The Fund held a short position in stock index futures on December 31, 1997 which reduced U.S. Equity exposure from 47.75% to 33.35%. This adjustment results in an increase in the Fund's exposure to Short-Term Investments from 8.78% to 23.18%.
================================================================================

                    GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                             SHARES     VALUE
                                                             ------- -----------
Equities -- 91.44%
U.S. EQUITY -- 47.75%
Allergan, Inc...............................................  12,100 $   406,106
Alza Corp. (b)..............................................  11,800     375,387
American Home Products Corp.................................   9,500     726,750
Aon Corp....................................................  22,750   1,333,719
Automatic Data Processing, Inc..............................  15,500     951,312
Baxter International, Inc...................................  15,300     771,694
Beckman Instruments, Inc....................................   4,600     184,000
Biogen, Inc. (b)............................................   4,600     167,325
Birmingham Steel Corp.......................................   4,700      74,025
Boston Technology, Inc. (b).................................   4,500     113,062
Briggs & Stratton Corp......................................     600      29,137
Burlington Northern Santa Fe Corp...........................  12,400   1,152,425
Champion Enterprises, Inc. (b)..............................   7,600     156,275
Champion International Corp.................................     600      27,187
Chase Manhattan Corp........................................   6,400     700,800
CIGNA Corp..................................................   7,700   1,332,581
Circuit City Stores-Circuit City Group......................  17,400     618,787
Citicorp....................................................   5,700     720,694
CMS Energy Corp.............................................  15,200     669,750
Comerica, Inc...............................................   3,200     288,800
Commscope, Inc. (b).........................................   8,933     120,037
Comverse Technology, Inc. (b)...............................   2,300      89,700
Corning, Inc................................................  25,200     935,550
Covance, Inc. (b)...........................................   5,900     117,262
CPC International, Inc......................................   5,200     561,600
Crown Cork & Seal Co., Inc..................................   5,600     280,700
CVS Corp....................................................   7,500     480,469
Dial Corp...................................................   6,100     126,956
Eastman Chemical Co.........................................   6,500     387,156
Echlin, Inc.................................................   3,300     119,419
EMC Corp. (b)...............................................  33,800     927,387
Enron Corp..................................................  15,800     656,687
Entergy Corp................................................  30,900     925,069
Federal Express Corp. (b)...................................  18,100   1,105,231
First American Corp. of Tennessee...........................   3,100     154,225
First Data Corp.............................................  28,604     836,667
First Security Corp.........................................   3,900     163,312
FirstEnergy Corp............................................   9,227     267,583
Fleetwood Enterprises, Inc..................................   3,600     152,775
Food Lion, Inc. Class A.....................................  23,500     198,281
Forest Laboratories, Inc. (b)...............................   5,400     266,287
Fort James Corp.............................................  13,800     527,850
Gannett Co., Inc............................................  11,800     729,388
General Semiconductor, Inc. (b).............................   7,425      85,852
Genzyme Corp................................................   4,800     133,200
Geon Co.....................................................   3,200      74,800
Goodyear Tire & Rubber Co...................................  17,400   1,107,075
Harnischfeger Industries, Inc...............................   9,000     317,813
Health Care and Retirement Corp. (b)........................   5,350     215,338
Hibernia Corp...............................................   6,600     124,163
Informix Corp. (b)..........................................   6,300      29,925
Interpublic Group of Companies, Inc.........................   7,650     381,066
Kimberly Clark Corp.........................................  14,100     695,306
Lear Corp. (b)..............................................   5,100     242,250
Lockheed Martin Corp........................................  16,751   1,649,974

                                                             SHARES     VALUE
                                                             ------- -----------
Lyondell Petrochemical Co...................................  12,900 $   341,850
Manor Care, Inc.............................................   9,100     318,500
Martin Marietta Materials, Inc..............................   3,435     125,592
Masco Corp..................................................  13,700     696,988
Nabisco Holdings Corp.......................................  12,000     581,250
National Service Industries, Inc............................   2,300     113,994
Nextel Communications, Inc. (b).............................  16,300     423,800
NextLevel Systems, Inc. (b).................................  26,900     480,838
Old Republic International Corp.............................   2,450      91,109
Peco Energy Co..............................................  35,100     851,175
Pentair, Inc................................................   6,200     222,813
Pharmacia & UpJohn, Inc.....................................   6,300     230,738
Philip Morris Companies, Inc................................  33,200   1,504,375
Raytheon Co., Class B.......................................  13,900     701,950
Regions Financial Corp......................................   3,000     126,563
Reynolds & Reynolds Co......................................  11,600     213,875
Schering Plough Corp........................................  18,900   1,174,163
Seagate Technology, Inc. (b)................................  10,500     202,125
Sears, Roebuck and Co.......................................   1,400      63,350
Timken Co...................................................   4,000     137,500
Tyson Foods, Inc., Class A..................................  24,000     492,000
Ultramar Diamond Shamrock Corp..............................  13,352     425,595
US Bancorp..................................................   8,021     897,851
Vencor, Inc. (b)............................................  12,000     293,250
Viad Corp...................................................  11,600     224,025
Westvaco Corp...............................................   2,850      89,597
Witco Corp..................................................   1,300      53,056
Xerox Corp..................................................  21,600   1,594,350
York International Corp.....................................   7,300     288,806
                                                                     -----------
Total U.S. Equities.........................................          38,947,247
                                                                     -----------
NON-U.S. EQUITIES -- 43.69%
AUSTRALIA -- 2.35%
Amcor Ltd...................................................   8,300      36,506
Boral Ltd...................................................  21,600      54,609
Brambles Industries Ltd.....................................   5,000      99,206
Broken Hill Proprietary Co., Ltd............................  30,050     279,024
Coca-Cola Amatil Ltd........................................   5,200      38,850
CSR Ltd.....................................................  15,000      50,825
David Jones Ltd.............................................  53,200      59,971
Lend Lease Corp., Ltd.......................................   3,697      72,269
Mayne Nickless Ltd..........................................   7,500      39,634
M.I.M. Holdings Ltd.........................................  32,411      19,852
National Australia Bank Ltd.................................  21,075     294,288
News Corp. Ltd..............................................  44,040     243,060
News Corp. Ltd., Preferred..................................   9,700      47,998
Pacific Dunlop Ltd..........................................  25,200      53,366
Qantas Airways Ltd..........................................  26,764      47,365
Rio Tinto Ltd...............................................   9,663     112,725
Santos Ltd..................................................   6,000      24,709
Telstra Corp., Ltd. (b).....................................  10,000      21,112
Westpac Banking Corp., Ltd..................................  34,945     223,512
WMC Ltd.....................................................  16,800      58,566
Woolworth's Ltd.............................................  12,000      40,113
                                                                     -----------
                                                                       1,917,560
                                                                     -----------

--------------------------------------------------------------------------------
30

                    GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES    VALUE
                                                             ------- -----------
BELGIUM -- 1.75%
Delhaize-Le Lion S.A........................................   2,650 $   134,463
Electrabel S.A..............................................   1,140     263,685
Fortis AG...................................................      88          12
Fortis AG Strip (b).........................................   1,018     212,387
Generale de Banque S.A......................................     220      95,746
Groupe Bruxelles Lambert S.A................................     550      79,566
Kredietbank NV..............................................     275     115,415
Kredietbank VVPR............................................      11       4,617
Petrofina S.A...............................................     530     195,616
Societe Generale de Belgique................................     750      68,622
Solvay S.A., Class A........................................   1,550      97,474
Tractebel...................................................   1,300     113,330
Tractebel Warrants "99" (b).................................     200         513
Union Miniere Group S.A. (b)................................     702      48,693
                                                                     -----------
                                                                       1,430,139
                                                                     -----------
CANADA -- 1.58%
Agrium, Inc.................................................   3,100      37,691
Alcan Aluminum Ltd..........................................   2,500      68,828
Bank of Montreal............................................   1,700      75,253
Barrick Gold Corp...........................................   1,500      27,933
Canadian National Railway Co................................   1,700      79,946
Canadian Pacific Ltd........................................   5,216     140,323
Hudson's Bay Co.............................................   2,000      44,511
Imasco, Ltd.................................................   1,200      42,345
Imperial Oil Ltd............................................   2,000     128,572
Magna International Inc., Class A...........................     700      43,826
Moore Corp., Ltd............................................   2,400      36,056
Newbridge Networks Corp. (b)................................     800      27,979
Noranda, Inc................................................   2,500      42,974
Northern Telecom Ltd........................................     400      35,539
NOVA Corp...................................................   6,900      65,572
Potash Corporation of Saskatchewan, Inc.....................     700      58,231
Royal Bank of Canada........................................   2,000     105,653
Seagram Co., Ltd............................................   1,400      45,245
TELUS Corp..................................................   3,300      73,098
TransCanada Pipelines Ltd...................................   3,400      75,788
Westcoast Energy, Inc.......................................   1,600      36,895
                                                                     -----------
                                                                       1,292,258
                                                                     -----------
FINLAND -- 0.34%
Cultor Oyj..................................................     300      16,306
Merita Ltd., Class A........................................   7,000      38,306
Metsa Serla Oyj, Class B....................................   1,800      14,048
Nokia Oyj, Class A Preferred................................   1,800     127,917
Outokumpu Oyj, Class A......................................   1,500      18,317
Sampo Insurance Co., Ltd., Series A.........................     400      13,001
The Rauma Group.............................................      83       1,296
UPM-Kymmene Corp............................................   2,200      44,035
                                                                     -----------
                                                                         273,226
                                                                     -----------

                                                              SHARES    VALUE
                                                             ------- -----------
FRANCE -- 2.75%
Accor S.A...................................................     408 $    75,843
Alcatel Alsthom.............................................     696      88,472
AXA-UAP.....................................................   1,441     111,587
AXA-UAP Rights (b)..........................................   1,291       1,267
Banque Nationale de Paris...................................   1,610      85,612
Cie Bancaire S.A............................................      23       3,728
Cie de Saint Gobain.........................................     916     130,183
Cie Financiere de Paribas...................................     900      78,241
Cie Generale des Eaux.......................................     928     129,609
Cie Generale des Eaux Warrants "01" (b).....................   1,771       1,204
Dexia France................................................     677      78,465
Elf Aquitaine S.A...........................................   1,213     141,082
France Telecom S.A. (b).....................................   3,100     112,488
Groupe Danone...............................................     250      44,673
Lafarge S.A.................................................     675      44,308
Lagardere S.C.A.............................................   2,250      74,427
LVMH........................................................       1          83
Lyonnaise des Eaux S.A......................................   1,157     128,093
Michelin, Class B...........................................   1,701      85,672
Pechiney S.A., Class A......................................   1,775      70,113
Peugeot S.A.................................................     943     118,909
Pinault-Printemps-Redoute S.A...............................     200     106,749
Rhone-Poulenc, Class A......................................   2,690     120,560
SEITA.......................................................   2,350      84,375
Societe Generale............................................     903     123,116
Thomson CSF.................................................   2,325      73,313
Total S.A., Class B.........................................   1,019     110,972
Usinor Sacilor..............................................   1,300      18,778
                                                                     -----------
                                                                       2,241,922
                                                                     -----------
GERMANY -- 5.10%
Allianz AG Holding..........................................   1,680     433,524
BASF AG.....................................................   2,500      89,261
Bayer AG....................................................   6,140     227,932
Bayerische Motoren Werke AG.................................     210     157,083
Commerzbank AG..............................................   5,050     196,596
Continental AG..............................................   4,700     105,862
Daimler-Benz AG.............................................   2,200     155,386
Deutsche Bank AG............................................   4,900     342,817
Deutsche Telekom AG.........................................  16,910     313,166
Henkel KGaA-Vorzug AG, Preferred............................   1,810     113,245
Hochtief AG.................................................   1,310      53,912
Hoechst AG..................................................   1,950      67,563
M.A.N. AG...................................................     310      89,564
Mannesmann AG...............................................     360     180,791
Metro AG....................................................   3,118     110,633
Muenchener Rueckver AG......................................     855     325,243
Muenchener Rueckver AG Warrants "98" (b)....................       3       1,819
Preussag AG.................................................     490     150,698
RWE AG......................................................   3,470     186,227
Schering AG.................................................   1,910     184,297
Siemens AG..................................................   3,770     227,487
Veba AG.....................................................   4,060     276,598
Volkswagen AG...............................................     300     167,677
                                                                     -----------
                                                                       4,157,381
                                                                     -----------

--------------------------------------------------------------------------------

                    GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES    VALUE
                                                             ------- -----------
HONG KONG -- 0.59%
Cheung Kong Holdings Ltd....................................  14,000 $    91,695
China Light & Power Co., Ltd................................   6,500      36,071
Citic Pacific Ltd...........................................   5,000      19,875
Hang Seng Bank Ltd..........................................   5,800      55,953
Hong Kong and China Gas Co., Ltd............................  30,000      58,076
Hong Kong Telecommunications Ltd............................  32,000      65,871
Hutchison Whampoa Ltd.......................................  15,000      94,083
Sun Hung Kai Properties Ltd.................................   5,000      34,845
Swire Pacific Ltd., Class A.................................   4,500      24,682
                                                                     -----------
                                                                         481,151
                                                                     -----------
ITALY -- 2.22%
Aeroporti Di Roma Spa (b)...................................   1,000      10,379
Assicurazioni Generali......................................   6,640     163,179
Banca Commerciale Italia....................................  19,000      66,090
Credito Italiano Spa........................................  35,000     107,986
Danieli & Co. Savings (Risp)................................  16,400      58,994
Edison Spa..................................................   6,000      36,311
ENI ADR (c).................................................   1,700      97,006
ENI Spa.....................................................  33,000     187,206
Fiat Spa-Priv Preferred.....................................  58,300      89,030
INA-Istituto Nazionale delle Assicurazioni..................  35,000      70,968
Instituto Mobiliare Italiano Spa............................   9,700     115,212
Italgas Spa.................................................  13,700      56,565
La Rinascente Spa...........................................  10,600      79,138
La Rinascente Spa RNC.......................................  11,000      41,062
La Rinascente Spa Warrants "99" (b).........................     550         666
Mediobanca Spa..............................................   1,800      14,141
Montedison Spa.............................................. 116,560     104,756
SAI-Savings (Risp)..........................................  10,000      44,116
Telecom Italia Mobile Spa...................................  20,000      92,362
Telecom Italia Mobile Spa RNC...............................  49,000     139,402
Telecom Italia Spa..........................................  10,111      64,622
Telecom Italia Spa RNC......................................  38,813     171,229
                                                                     -----------
                                                                       1,810,420
                                                                     -----------
JAPAN -- 5.85%
Amada Co., Ltd..............................................  10,000      37,301
Asahi Glass Co., Ltd........................................  11,000      52,451
Bank of Tokyo-Mitsubishi, Ltd...............................   9,000     124,591
Canon, Inc..................................................   8,000     187,041
Canon Sales Co., Inc........................................   3,000      34,378
Citizen Watch Co., Ltd......................................   9,000      60,565
Dai Nippon Printing Co., Ltd................................   9,000     169,583
Daiichi Pharmaceutical Co., Ltd.............................   8,000      90,444
Daikin Industries Ltd.......................................  10,000      37,839
Daiwa House Industry Co., Ltd...............................   5,000      26,533
Fanuc.......................................................   4,400     167,168
Fujitsu.....................................................   6,000      64,603
Hitachi Ltd.................................................  20,000     143,049
Honda Motor Co..............................................   3,000     110,517
Hoya Corp...................................................   1,000      31,532
Inax........................................................   7,000      20,404
Ito Yokado Co., Ltd.........................................   4,000     204,576
Kaneka Corp.................................................  10,000      45,299

                                                              SHARES    VALUE
                                                             ------- -----------
Keio Teito Electric Railway.................................  11,000 $    42,215
Kinki Nippon Railway........................................  12,000      64,326
Kirin Brewery Co., Ltd......................................  11,000      80,369
Kokuyo......................................................   3,000      51,913
Kuraray Co., Ltd............................................  12,000      99,673
Kyocera Corp................................................   1,200      54,636
Marui Co., Ltd..............................................   5,000      78,062
Matsushita Electric Industrial Co...........................  15,000     220,342
NGK Insulators..............................................  16,000     142,742
Nintendo Co., Ltd...........................................     800      78,754
Nippon Denso Co., Ltd.......................................   5,000      90,367
Nippon Meat Packers, Inc....................................   6,000      82,138
Nippon Steel Co.............................................   8,000      11,875
Okumura.....................................................  10,000      23,842
Osaka Gas Co................................................  19,000      43,545
Sankyo Co., Ltd.............................................   7,000     158,816
Secom Co., Ltd..............................................   2,000     128,283
Seino Transportation........................................   7,000      35,047
Sekisui House Ltd...........................................  15,000      96,789
Sony Corp...................................................   2,700     240,877
Sumitomo Bank...............................................  11,000     126,053
Sumitomo Chemical Co........................................  12,000      27,687
Sumitomo Electric Industries................................   8,000     109,517
Takeda Chemical Industries..................................   6,000     171,659
TDK Corp....................................................   2,000     151,356
Tokio Marine & Fire Insurance Co............................   9,000     102,442
Tokyo Electric Power........................................   2,300      42,100
Tokyo Steel Mfg.............................................   8,000      27,133
Tonen Corp..................................................   7,000      37,900
Toray Industries, Inc.......................................  36,000     161,969
Toshiba Corp................................................  24,000     100,227
Toyo Suisan Kaisha..........................................   9,000      62,573
Toyota Motor Corp...........................................   6,000     172,582
Yamazaki Baking Co., Ltd....................................   5,000      48,837
                                                                     -----------
                                                                       4,774,520
                                                                     -----------
MALAYSIA -- 0.60%
Hume Industries (Malaysia) Bhd..............................  13,000      13,626
Kuala Lumpur Kepong Bhd.....................................  26,000      55,774
Land & General Holdings Bhd.................................  18,000       3,330
Malayan Banking Bhd.........................................  14,600      42,384
Malaysia International Shipping Bhd (Frgn.).................  12,000      17,572
Nestle (Malaysia) Bhd.......................................   5,000      23,121
New Straits Times Press Bhd.................................  10,000      12,383
Perusahaan Otomobil Nasional Bhd............................   8,000       7,810
Petronas Gas Bhd............................................  10,000      22,736
Public Bank Bhd.............................................   4,800       1,492
Public Bank Bhd (Frgn.).....................................  13,999       4,819
Public Bank Bhd Rights (b)..................................     800          43
Public Bank Bhd Rights (Frgn.) (b)..........................   2,333         120
Resorts World Bhd...........................................  10,000      16,827
Rothmans of Pall Mall Bhd...................................   6,000      46,628
Sime Darby Bhd..............................................  37,000      35,550
Telekom Malaysia Bhd........................................  27,500      81,246
Tenaga Nasional Bhd.........................................  31,000      66,102
UMW Holdings Bhd............................................   6,000       4,547

--------------------------------------------------------------------------------
32

                    GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                             SHARES    VALUE
                                                            ------- -----------
MALAYSIA (CONTINUED)
United Engineers Bhd.......................................  10,000 $     8,324
YTL Corp. Bhd..............................................  15,000      20,231
YTL Power International Bhd (b)............................     800         615
                                                                    -----------
                                                                        485,280
                                                                    -----------
NETHERLANDS -- 2.24%
ABN AMRO Holdings NV.......................................   7,701     150,047
Akzo Nobel NV..............................................     300      51,734
DSM NV.....................................................       1          23
Elsevier NV................................................   8,700     140,759
Heineken NV................................................     675     117,533
Hoogovens NV...............................................     786      32,231
ING Groep NV...............................................   4,458     187,814
KLM Royal Dutch Air Lines NV...............................   1,118      41,360
KPN NV.....................................................   4,317     180,140
Philips Electronics NV.....................................   2,337     140,206
Royal Dutch Petroleum Co...................................  10,475     575,084
Unilever NV................................................   3,400     209,638
                                                                    -----------
                                                                      1,826,569
                                                                    -----------
NEW ZEALAND -- 1.56%
Brierley Investments Ltd................................... 266,700     190,493
Carter Holt Harvey Ltd.....................................  91,600     141,491
Fletcher Challenge Building................................  30,350      62,037
Fletcher Challenge Energy..................................  33,950     118,880
Fletcher Challenge Forests Ltd.............................  58,095      48,242
Fletcher Challenge Paper...................................  53,600      70,032
Lion Nathan Ltd............................................  15,000      33,623
Telecom Corp. of New Zealand Ltd. ADS (c).................. 125,700     609,500
                                                                    -----------
                                                                      1,274,298
                                                                    -----------
SINGAPORE -- 0.72%
City Developments Ltd......................................   7,000      32,404
DBS Land Ltd...............................................  14,000      21,436
Development Bank of Singapore Ltd..........................   7,000      59,822
Elec & Eltek International Co., Ltd........................   2,200      10,076
Fraser & Neave Ltd.........................................   3,000      12,997
Hotel Properties Ltd.......................................  25,000      16,320
Keppel Corp., Ltd..........................................   7,750      22,261
Keppel Land Ltd............................................   9,000      12,392
NatSteel Ltd...............................................   7,000       9,472
Oversea-Chinese Banking Corp. Ltd..........................  12,600      73,282
Singapore Airlines Ltd. (Frgn.)............................  13,000      84,866
Singapore Press Holdings Ltd. (Frgn.)......................   3,000      37,567
Singapore Telecommunications, Ltd..........................  61,000     113,674
United Overseas Bank Ltd. (Frgn.)..........................  13,000      72,136
Wing Tai Holdings Ltd......................................   8,000       9,353
                                                                    -----------
                                                                        588,058
                                                                    -----------
SPAIN -- 1.21%
Acerinox S.A...............................................     125      18,510
Banco Bilbao-Vizcaya S.A...................................   3,375     109,164
Banco Central Hispanoamericano.............................   2,550      62,069
Banco Popular Espanol S.A..................................   1,200      83,847
Banco Santander S.A........................................   2,700      90,165
Empresa National de Electridad S.A.........................   7,050     125,116

                                                             SHARES    VALUE
                                                            ------- -----------
Fomento de Construcciones y Contratas S.A..................   1,500 $    57,079
Gas Natural SDG S.A........................................   1,200      62,197
Iberdrola S.A..............................................   6,675      87,806
Mapfre Corp................................................   1,200      31,807
Repsol S.A.................................................   1,725      73,563
Tabacalera S.A.............................................     200      16,205
Telefonica de Espana.......................................   4,050     115,585
Vallehermoso S.A...........................................     900      27,575
Viscofan Envolturas Celulosicas S.A........................   1,100      27,605
                                                                    -----------
                                                                        988,293
                                                                    -----------
SWEDEN -- 0.88%
ABB AB, A Shares...........................................   3,000      35,541
Astra AB, A Shares.........................................   7,000     121,304
Electrolux AB, B Shares....................................     500      34,721
Hennes & Mauritz AB, B Shares..............................   1,700      74,988
Nordbanken Holding AB......................................  16,100      91,106
Securitas AB, B Shares.....................................   1,300      39,321
Skanska AB, B Shares.......................................     900      36,921
Svenska Handelsbanken, A Shares............................   1,400      48,433
Swedish Match AB...........................................  22,400      74,812
Telefonaktiebolaget LM Ericsson, B Shares..................   2,400      90,288
Volvo AB, B Shares.........................................   2,600      69,796
                                                                    -----------
                                                                        717,231
                                                                    -----------
SWITZERLAND -- 2.54%
ABB AG (Bearer)............................................      41      51,895
Alusuisse-Lonza Holdings AG (Reg.).........................       1         240
CS Holdings AG (Reg.)......................................   1,337     207,081
Holderbank Financiere Glarus, B Shares.....................      74      60,474
Nestle S.A. (Reg.).........................................     160     240,121
Novartis AG (Reg.).........................................     337     547,297
Roche Holding AG (Gen.)....................................      37     372,918
Sairgroup (b)..............................................      36      49,362
Schweizerische Lebensversicherungs-und Rentenastalt........      82      64,482
Sulzer AG..................................................      65      41,266
Swiss Reinsurance Co. (Reg.)...............................      97     181,684
UBS (Bearer)...............................................      88     126,697
Zurich Versicherungs (Reg.)................................     266     126,808
                                                                    -----------
                                                                      2,070,325
                                                                    -----------
UNITED KINGDOM -- 11.41%
Abbey National PLC.........................................  10,750     192,978
Barclays PLC...............................................   6,000     159,737
Bass PLC...................................................   6,100      94,800
B.A.T. Industries PLC......................................  49,750     453,501
BG PLC.....................................................  52,709     237,633
Billiton PLC (b)...........................................  39,000     100,107
Booker PLC.................................................  23,870     125,683
British Energy PLC.........................................  25,250     175,742
British Petroleum Co. PLC..................................  29,655     390,358
British Sky Broadcasting Group PLC.........................  13,000      97,540
British Steel PLC..........................................  37,750      81,059
British Telecommunications PLC.............................  46,020     362,329
BTR PLC....................................................  22,000      66,606
Cable & Wireless PLC.......................................  11,000      96,833

--------------------------------------------------------------------------------

                    GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                             SHARES    VALUE
                                                            ------- -----------
UNITED KINGDOM (CONTINUED)
Cadbury Schweppes PLC......................................  18,000 $   181,703
Centrica PLC (b)...........................................  44,620      65,709
Charter PLC................................................   9,422     116,118
Coats Viyella PLC..........................................  41,250      61,765
Diageo PLC.................................................  21,720     199,956
FKI PLC....................................................  50,405     158,410
General Electric Co. PLC...................................  44,320     287,688
Glaxo Wellcome PLC.........................................  26,620     630,733
Greenalls Group PLC........................................  13,000      93,690
Hanson PLC.................................................  17,750      79,331
Hillsdown Holdings PLC.....................................  52,000     126,631
House of Fraser PLC........................................  57,250     189,342
HSBC Holdings PLC..........................................  11,000     282,353
Inchcape PLC...............................................  26,000      69,733
Legal & General Group PLC..................................  25,250     221,028
Lloyds TSB Group PLC.......................................  38,220     494,926
Marks & Spencer PLC........................................  30,120     296,864
Mirror Group PLC...........................................  53,000     170,053
National Westminster Bank PLC..............................  10,350     172,344
Northern Foods PLC.........................................  28,500     123,801
Peninsular & Oriental Steam Navigation Co..................  19,000     216,495
Reckitt & Colman PLC.......................................   5,635      88,547
Reuters Holdings PLC.......................................  11,000     120,362
Rio Tinto PLC..............................................  12,020     148,136
RJB Mining PLC.............................................  27,500      57,466
Royal & Sun Alliance Insurance Group PLC...................  16,779     169,239
Scottish Hydro-Electric PLC................................  12,650     104,489
Sears PLC..................................................  68,250      59,519
Sedgwick Group PLC.........................................  49,000     114,488
SmithKline Beecham PLC.....................................  28,350     290,614
Smurfit (Jefferson) Group PLC..............................  41,196     114,556
Tate & Lyle PLC............................................  14,000     115,409
Tesco PLC..................................................  20,250     164,932
Thames Water PLC...........................................  13,500     201,362
The Great Universal Stores PLC.............................  15,750     198,770
Unilever PLC...............................................  13,000     111,444
Vodafone Group PLC.........................................  26,700     192,864
Williams PLC...............................................  32,750     182,139
                                                                    -----------
                                                                      9,307,915
                                                                    -----------
Total Non-U.S. Equities....................................          35,636,546
                                                                    -----------
Total Equities (Cost $65,891,370)..........................          74,583,793
                                                                    -----------

                                                            FACE
                                                           AMOUNT      VALUE
                                                         ---------- -----------
Short-Term Investments -- 8.78%
U.S. GOVERNMENT OBLIGATIONS -- 0.73%
U.S. Treasury Bills 5.420%, due 05/28/98................ $  605,000 $   592,143
                                                                    -----------
COMMERCIAL PAPER -- 8.05%
Case Credit Corp.
 6.030%, due 03/10/98...................................    500,000     494,305
Nabisco, Inc.
 6.700%, due 01/05/98...................................    500,000     499,628
Praxair, Inc.
 6.550%, due 01/02/98...................................  2,000,000   2,000,364
Vastar Resources, Inc.
 7.100%, due 01/02/98...................................  3,574,000   3,573,295
                                                                    -----------
                                                                      6,567,592
                                                                    -----------
Total Short-Term Investments
 (Cost $7,159,869)......................................              7,159,735
                                                                    -----------
Total Investments
 (Cost $73,051,239) -- 100.22% (a)......................             81,743,528
                                                                    -----------
Liabilities, less cash and other
 assets -- (0.22%)......................................               (181,101)
                                                                    -----------
Net Assets -- 100%......................................            $81,562,427
                                                                    ===========

See accompanying notes to schedule of investments.
--------------------------------------------------------------------------------
34

                    GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $73,051,239; and net unrealized appreciation consisted of:

      Gross unrealized appreciation................................ $13,188,118
      Gross unrealized depreciation................................  (4,495,829)
                                                                    -----------
        Net unrealized appreciation................................ $ 8,692,289
                                                                    ===========

(b) Non-income producing security.
(c) Denominated in U.S. dollars.

FORWARD FOREIGN CURRENCY CONTRACTS (NOTE 4)

The Global Equity Fund had the following open forward foreign currency contracts as of December 31, 1997:

                                        SETTLEMENT    LOCAL     CURRENT   UNREALIZED
                                           DATE     CURRENCY     VALUE    GAIN/(LOSS)
                                        ---------- ----------- ---------- -----------
FORWARD FOREIGN CURRENCY BUY CONTRACTS
Canadian Dollar........................   6/3/98     1,050,000 $  736,496  $ (5,921)
Danish Kroner..........................   6/3/98     2,700,000    397,236    (5,839)
Dutch Guilder..........................   6/3/98       900,000    447,937    (6,608)
French Franc...........................   6/3/98     5,100,000    855,042   (12,689)
Japanese Yen...........................   6/3/98   376,000,000  2,959,420     9,634
Swedish Krona..........................   6/3/98     7,900,000    999,249   (17,194)
Swiss Franc............................   6/3/98     1,600,000  1,116,321   (24,093)
FORWARD FOREIGN CURRENCY SALE CONTRACTS
Australian Dollar......................   6/3/98     1,150,000    752,091    29,219
Belgian Franc..........................   6/3/98    32,000,000    871,117    11,471
British Pound..........................   6/3/98     2,800,000  4,573,295    78,785
German Mark............................   6/3/98     1,000,000    560,991     9,388
Hong Kong Dollar.......................   2/5/98     3,600,000    463,395       373
Japanese Yen...........................   6/3/98   119,000,000    936,625    13,854
Swedish Krona..........................   6/3/98     7,900,000    999,249    23,869
                                                                           --------
   Total...............................                                    $104,249
                                                                           ========

FUTURES CONTRACTS (NOTE 5)

The Global Equity Fund had the following open index futures contracts as of December 31, 1997:

                                          SETTLEMENT                CURRENT    UNREALIZED
                                             DATE      PROCEEDS      VALUE        GAIN
                                          ---------- ------------ ------------ ----------
INDEX FUTURES SALE CONTRACTS
Standard & Poor's 500, 48 contracts...... March 1998 $ 11,916,264 $ 11,749,200 $ 167,064

The market value of investments pledged to cover margin requirements for the open positions at December 31, 1997 was $592,143.

              See accompanying notes to the financial statements.
--------------------------------------------------------------------------------

                    GLOBAL EQUITY FUND -- FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997 (UNAUDITED)

ASSETS:
 Investments, at value (Cost $73,051,239) (Note 1)................. $81,743,528
 Cash..............................................................      86,370
 Foreign currency, at value (Cost $382,196)........................     377,629
 Receivables:
  Investment securities sold.......................................     395,917
  Dividends........................................................     199,603
  Fund shares sold.................................................      20,275
  Variation margin (Note 5)........................................       1,752
  Net unrealized appreciation on forward foreign currency con-
   tracts..........................................................     104,065
 Other assets......................................................      46,146
                                                                    -----------
    TOTAL ASSETS...................................................  82,975,285
                                                                    -----------
LIABILITIES:
 Payables:
  Investment securities purchased..................................   1,259,960
  Investment advisory fees (Note 2)................................      49,655
  Accrued expenses.................................................     103,243
                                                                    -----------
    TOTAL LIABILITIES..............................................   1,412,858
                                                                    -----------
NET ASSETS......................................................... $81,562,427
                                                                    ===========
NET ASSETS CONSIST OF:
 Paid in capital (Note 8).......................................... $70,388,858
 Accumulated undistributed net investment income...................     163,736
 Accumulated net realized gain.....................................   2,047,204
 Net unrealized appreciation.......................................   8,962,629
                                                                    -----------
    NET ASSETS..................................................... $81,562,427
                                                                    ===========
OFFERING PRICE PER SHARE:
 Brinson Class I:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $17,948,691 and 1,579,621 shares issued
   and outstanding) (Note 8)....................................... $     11.36
                                                                    ===========
 Brinson Class N:
  Net asset value, offering price and redemption price per share
   (Based on net assets of
   $977 and 86 shares issued and outstanding) (Note 8)............. $     11.36
                                                                    ===========
 SwissKey Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $63,612,759 and 5,608,122 shares issued
   and outstanding) (Note 8)....................................... $     11.34
                                                                    ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
36

                    GLOBAL EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)

INVESTMENT INCOME:
 Dividends (net of $66,048 for foreign taxes withheld)............ $   816,558
 Interest.........................................................     189,569
                                                                   -----------
    TOTAL INCOME..................................................   1,006,127
                                                                   -----------
EXPENSES:
 Advisory (Note 2)................................................     374,636
 Distribution (Note 7)............................................     254,282
 Custodian........................................................      12,878
 Other............................................................      91,731
                                                                   -----------
    TOTAL EXPENSES................................................     733,527
    Expenses deferred by Advisor (Note 2).........................     (12,446)
                                                                   -----------
    NET EXPENSES..................................................     721,081
                                                                   -----------
    NET INVESTMENT INCOME ........................................     285,046
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments.....................................................   6,732,546
  Futures contracts...............................................  (1,530,284)
  Foreign currency transactions...................................    (114,366)
                                                                   -----------
    Net realized gain.............................................   5,087,896
                                                                   -----------
 Change in net unrealized appreciation or depreciation on:
  Investments and foreign currency................................  (8,123,416)
  Futures contracts...............................................     470,554
  Forward contracts...............................................     105,523
  Translation of other assets and liabilities denominated in for-
   eign currency..................................................         893
                                                                   -----------
    Change in net unrealized appreciation or depreciation.........  (7,546,446)
                                                                   -----------
Net realized and unrealized loss..................................  (2,458,550)
                                                                   -----------
Net decrease in net assets resulting from operations.............. $(2,173,504)
                                                                   ===========


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    GLOBAL EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      YEAR
                                                SIX MONTHS ENDED     ENDED
                                                DECEMBER 31, 1997   JUNE 30,
                                                   (UNAUDITED)        1997
                                                ----------------- ------------
OPERATIONS:
 Net investment income.........................    $   285,046    $    960,262
 Net realized gain.............................      5,087,896       5,232,778
 Change in net unrealized appreciation or
  depreciation.................................     (7,546,446)     10,619,517
                                                   -----------    ------------
 Net increase (decrease) in net assets result-
  ing from operations..........................     (2,173,504)     16,812,557
                                                   -----------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income:
 Brinson Class I...............................       (148,933)       (425,929)
 Brinson Class N...............................             (8)            --
 SwissKey Class................................       (308,930)       (253,945)
Distributions from net realized gain:
 Brinson Class I...............................     (1,266,777)     (3,076,886)
 Brinson Class N...............................            (82)            --
 SwissKey Class................................     (5,307,194)     (3,396,000)
                                                   -----------    ------------
 Total distributions to shareholders...........     (7,031,924)     (7,152,760)
                                                   -----------    ------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold...................................     26,867,326      42,520,630
 Shares issued on reinvestment of distribu-
  tions........................................      6,217,910       6,711,937
 Shares redeemed...............................    (52,052,229)     (9,295,598)
                                                   -----------    ------------
 Net increase (decrease) in net assets result-
  ing from capital share transactions (Note 8).    (18,966,993)     39,936,969
                                                   -----------    ------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS....    (28,172,421)     49,596,766
                                                   -----------    ------------
NET ASSETS:
 Beginning of year.............................    109,734,848      60,138,082
                                                   -----------    ------------
 End of year (including accumulated undistrib-
  uted net investment income of $163,736 and
  $336,561, respectively)......................    $81,562,427    $109,734,848
                                                   ===========    ============


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
38

                    GLOBAL EQUITY FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                          SIX MONTHS ENDED    YEAR ENDED JUNE 30,      JANUARY 28, 1994*
                          DECEMBER 31, 1997 -------------------------       THROUGH
BRINSON CLASS I              (UNAUDITED)     1997     1996     1995      JUNE 30, 1994
--------------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period.........       $ 12.76      $ 11.57  $  9.93  $  9.49       $ 10.00
                               -------      -------  -------  -------       -------
 Income from investment
  operations:
  Net investment income.          0.14         0.16     0.18     0.18          0.07
  Net realized and
   unrealized gain
   (loss)...............         (0.37)        2.14     2.29     0.39         (0.54)
                               -------      -------  -------  -------       -------
    Total income (loss)
     from investment
     operations.........         (0.23)        2.30     2.47     0.57         (0.47)
                               -------      -------  -------  -------       -------
Less distributions:
  Distributions from net
   investment income....         (0.12)       (0.12)   (0.14)   (0.04)        (0.04)
  Distributions from and
   in excess of net
   realized gain........         (1.05)       (0.99)   (0.69)   (0.09)          --
                               -------      -------  -------  -------       -------
    Total distributions.         (1.17)       (1.11)   (0.83)   (0.13)        (0.04)
                               -------      -------  -------  -------       -------
Net asset value, end of
 period.................       $ 11.36      $ 12.76  $ 11.57  $  9.93       $  9.49
                               =======      =======  =======  =======       =======
Total return (non-
 annualized)............         (1.68)%      21.26%   25.66%    6.06%        (4.70)%
Ratios/Supplemental data
 Net assets, end of pe-
  riod (in 000s)........       $17,949      $48,054  $27,126  $20,706       $20,642
 Ratio of expenses to
  average net assets:
  Before expense
   reimbursement........          1.03%**      1.25%    1.77%    2.06%         2.65%**
  After expense
   reimbursement........          1.00%**      1.00%    1.00%    1.00%         1.00%**
 Ratio of net investment
  income to average net
  assets:
  Before expense
   reimbursement........          1.18%**      1.35%    0.57%    0.71%         0.24%**
  After expense
   reimbursement........          1.21%**      1.60%    1.34%    1.77%         1.89%**
 Portfolio turnover
  rate..................            26%          32%      74%      36%           21%
 Average commission rate
  paid per share........       $0.0308      $0.0246  $0.0288      N/A           N/A

*  Commencement of investment operations
** Annualized
N/A = Not applicable


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    GLOBAL EQUITY FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                              SIX MONTHS ENDED
                             DECEMBER 31, 1997*
BRINSON CLASS N                 (UNAUDITED)
-----------------------------------------------
Net asset value, beginning
 of period..................      $ 12.76
                                  -------
 Income from investment op-
  erations:
  Net investment income.....         0.06
  Net realized and
   unrealized gain..........        (0.31)
                                  -------
    Total loss from invest-
     ment operations........        (0.25)
                                  -------
 Less distributions:
  Distributions from and in
   excess of net investment
   income...................        (0.10)
  Distributions from net re-
   alized gain..............        (1.05)
                                  -------
    Total distributions.....        (1.15)
                                  -------
Net asset value, end of pe-
 riod.......................      $ 11.36
                                  =======
Total return (non-
 annualized)................        (1.87)%
Ratios/Supplemental data
 Net assets, end of period
  (in 000s).................      $     1
 Ratio of expenses to aver-
  age net assets:
  Before expense reimburse-
   ment.....................         1.28%**
  After expense reimburse-
   ment.....................         1.25%**
 Ratio of net investment in-
  come to average net as-
  sets:
  Before expense reimburse-
   ment.....................         0.84%**
  After expense reimburse-
   ment.....................         0.87%**
 Portfolio turnover rate....           26%
 Average commission rate
  paid per share............      $0.0308

* Commencement of Brinson Class N was June 30, 1997.
** Annualized


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
40

                    GLOBAL EQUITY FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                    SIX MONTHS
                                       ENDED           YEAR      JULY 31, 1995*
                                 DECEMBER 31, 1997     ENDED        THROUGH
SWISSKEY CLASS                      (UNAUDITED)    JUNE 30, 1997 JUNE 30, 1996
-------------------------------------------------------------------------------
Net asset value, beginning of
 period.........................      $ 12.73         $ 11.57       $ 10.35
                                      -------         -------       -------
 Income from investment opera-
  tions:
  Net investment gain (loss)....         0.02            0.08         (0.01)
  Net realized and unrealized
   gain (loss)..................        (0.30)           2.13          1.93
                                      -------         -------       -------
    Total income from investment
     operations.................        (0.28)           2.21          1.92
                                      -------         -------       -------
 Less distributions:
  Distributions from net invest-
   ment income..................        (0.06)          (0.06)        (0.01)
  Distributions from net real-
   ized gain....................        (1.05)          (0.99)        (0.69)
                                      -------         -------       -------
    Total distributions.........        (1.11)          (1.05)        (0.70)
                                      -------         -------       -------
Net asset value, end of period..      $ 11.34         $ 12.73       $ 11.57
                                      =======         =======       =======
Total return (non-annualized)...        (2.11)%         20.34%        19.25%
Ratios/Supplemental data
 Net assets, end of period (in
  000s).........................      $63,613         $61,680       $33,012
 Ratio of expenses to average
  net assets:
  Before expense reimbursement..         1.78%**         2.00%         2.53%**
  After expense reimbursement...         1.76%**         1.75%         1.76%**
 Ratio of net investment income
  (loss) to average net assets:
  Before expense reimbursement..         0.35%**         0.60%        (0.19)%**
  After expense reimbursement...         0.37%**         0.85%         0.58%**
 Portfolio turnover rate........           26%             32%           74%
 Average commission rate paid
  per share.....................      $0.0308         $0.0246       $0.0288

*  Commencement of SwissKey Class
** Annualized


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Global Bond Fund


--------------------------------------------------------------------------------
[LOGO OF SWISS KEY FUNDS APPEARS HERE]

The Global Bond Fund is actively managed, providing a fully integrated treatment of the U.S. and other major fixed income markets across the world. This global approach takes full advantage of relationships both within and across markets, based on consistent analysis of macroeconomic and market conditions. Market and currency strategies are developed in a global asset allocation framework, in conjunction with senior fixed income professionals in our offices worldwide.

The SwissKey Global Bond Fund has provided an annualized return of 7.04% since its inception on July 31, 1995, outperforming the 2.27% return of its benchmark, the Salomon World Government Bond Index. The Fund's annualized volatility of 4.06% was below the benchmark volatility of 5.11% over this period. For the year ended December 31, 1997, the Fund returned 1.17%, compared to the benchmark return of 0.24%.

The sustained strength in global bond markets which began late in 1994 continued during 1997 (the Salomon Index returned a total of 41.90% in dollar-hedged terms in the three years ending December 31, 1997). In most economies inflation was lower than had been expected at the start of the year, and investors became more willing to believe that it would remain low (particularly in light of the economic turmoil in Asia late in the year). In this benign environment long yields fell, even though some central banks raised short-term interest rates.

Market allocation strategies contributed positively to relative Fund performance in 1997. The portfolio move from a neutral to an overweight position in U.S. bonds in February, maintained through the end of the year, had little effect overall on performance. The Fund benefited in particular from the timing of its exposures to Australia, from its underweighting of France, and from its overweighting of Denmark.

Bond selection strategies within markets detracted slightly from performance overall. Positive returns in the U.S., due to successful issue selection, were more than offset by the impact of the short duration strategy in Japan. As bond prices rose during the year, we lowered duration across markets (U.S. duration was lowered from 1.3 times to equal to the index average in the middle of the year). At the end of the year, duration was 0.5 times the index average in Japan, 0.9 times the index in most other markets, and equal to the index in Denmark, Sweden and the U.S.

Currency allocation was the largest source of Fund outperformance of the benchmark in 1997. All the main non-U.S. currencies lost value against the dollar. The Japanese yen fell by 15.2%, the Deutschemark by 16.2%, and the U.K. pound by 2.8%. Defensive underweightings of the yen and of European currencies in the first part of the year, and the resultant position in the U.S. dollar, were extremely successful, while underweighting the U.K. pound detracted from performance. The scale of most positions was sharply reduced as non-U.S. currencies fell to and below fair value.

===============================================================================

Global Bond Fund
--------------------------------------------------------------------------------
[SWISSKEY FUNDS LOGO APPEARS HERE]
Total Return

                                                 6 months     1 year    7/31/95*
                                                    ended      ended      to
                                                 12/31/97   12/31/97   12/31/97
--------------------------------------------------------------------------------
SwissKey Global Bond Fund                            0.75%      1.17%      7.04%
Salomon World Government Bond Index                  1.49       0.24       2.27
--------------------------------------------------------------------------------

*Inception date of the SwissKey Global Bond Fund.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $10,000


This chart shows the growth in the value of an investment in the SwissKey Global Bond Fund and the Salomon World Government Bond Index if you had invested $10,000 on July 31, 1995, and had reinvested all your income dividends and capital gain distributions through December 31, 1997.

No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.


SwissKey Global Bond Fund
vs. Salomon World Government Bond Index vs.

[Graph Chart Appears Here]


            Swiss Key    Salomon
            Global       World
            Bond         Government
            Fund         Bond Index
 7/31/95    10000          10000
 9/30/95    10218           9871
12/31/95    10722          10162
 3/31/96    10701           9972
 6/30/96    10917          10013
 9/30/96    11287          10287
12/31/96    11654          10531
 3/31/97    11313          10096
 6/30/97    11703          10402
 9/30/97    11837          10534
12/31/97    11791          10557

Fund returns are ne t of all fees and costs, while the Index returns are based solely on market re turns without deduction for fees or transaction costs for rebalancing.
================================================================================

Global Bond Fund
--------------------------------------------------------------------------------

[Swisskey Funds Logo Appears Here]

Asset Allocation

As of December 31, 1997 (Unaudited)

                                                    Current
                                       Benchmark   Strategy
------------------------------------------------------------
U.S.                                        34.4%      40.4%
Japan                                       18.5        5.0
Australia                                    0.9        4.1
Austria                                      0.9        0.0
Belgium                                      2.4        0.0
Canada                                       3.3        6.2
Denmark                                      1.5        6.3
Finland                                      0.6        0.0
France                                       7.3        2.2
Germany                                      8.8       13.1
Ireland                                      0.4        0.0
Italy                                        6.7        3.2
Netherlands                                  2.9        5.2
Spain                                        2.8        3.7
Sweden                                       1.6        1.6
Switzerland                                  0.5        0.0
U.K.                                         6.5        9.0
------------------------------------------------------------
                                           100.0%     100.0%


Currency Allocation
As of December 31, 1997 (Unaudited)
                                                   Current
                                       Benchmark   Strategy
------------------------------------------------------------
U.S.                                        34.4%      41.9%
Japan                                       18.5       14.5
Australia                                    0.9        0.9
Austria                                      0.9        0.9
Belgium                                      2.4        2.4
Canada                                       3.3        3.3
Denmark                                      1.5        1.5
Finland                                      0.6        0.6
France                                       7.3        7.3
Germany                                      8.8        8.8
Ireland                                      0.4        0.4
Italy                                        6.7        6.7
Netherlands                                  2.9        2.9
Spain                                        2.8        2.8
Sweden                                       1.6        1.6
Switzerland                                  0.5        0.5
U.K.                                         6.5        3.0
------------------------------------------------------------
                                           100.0%     100.0%

Industry Diversification
As a Percent of Net Assets
As of December 31, 1997 (Unaudited)
----------------------------------------------------------------
U.S. BONDS
Corporate Bonds
 Asset-Backed............................................  2.54%
 CMO.....................................................  2.19
 Consumer................................................  1.02
 Financial...............................................  2.67
 Industrial..............................................  2.82
 Transportation..........................................   .35
                                                         -------
                                                          11.59
                                                         -------
 International Dollar Bonds..............................  4.58
 U.S. Government Agencies................................  9.61
 U.S. Government Obligations.............................  9.91
                                                         -------
    Total U.S. Bonds..................................... 35.69
                                                         -------
NON-U.S. BONDS
Foreign Financial Bonds..................................  7.91
Foreign Government Bonds................................. 47.07
                                                         -------
    Total Non-U.S. Bonds................................. 54.98
                                                         -------
SHORT-TERM INVESTMENTS...................................  9.08
                                                         -------
    TOTAL INVESTMENTS.................................... 99.75

CASH AND OTHER ASSETS,
 LESS LIABILITIES........................................  0.25
                                                         -------
    NET ASSETS...........................................100.00%
                                                         =======

----------------------------------------------------------------
================================================================================

                    GLOBAL BOND FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                           FACE
                                                          AMOUNT       VALUE
                                                        ----------- -----------
Bonds -- 90.67%
U.S. BONDS -- 35.69%
U.S. CORPORATE BONDS -- 11.59%
Aid Jordan
 8.750%, due 09/01/19.................................. $   193,941 $   237,638
Bear Stearns Mortgage Securities, Inc.
 96-7A4 6.000%, due 01/28/09...........................     200,000     193,578
Capital One Bank
 6.830%, due 05/17/99..................................     200,000     201,386
Chase Manhattan Auto Owner Trust
 96C-A4 6.150%, due 03/15/02...........................     125,000     125,196
Continental Airlines, Inc. 97-4A
 6.900%, due 01/02/18..................................     210,000     209,969
Countrywide Capital, Inc.
 8.000%, due 12/15/26..................................     250,000     265,286
Donaldson Lufkin & Jenrette FRN
 6.700%, due 06/30/00..................................     375,000     379,599
First Bank Corporate Card Master Trust
 97-1A 6.400%, due 02/15/03............................     240,000     241,949
First Union Lehman Brothers
 97-C2 A2 6.600%, due 05/18/07.........................     240,000     242,225
First USA Credit Card Master Trust
 97-6A 6.420%, due 03/17/05............................     240,000     242,750
Ford Credit Grantor Trust 95-B
 5.900%, due 10/15/00..................................      36,823      36,783
GE Capital Mtg. Services, Inc. 94-7
 Class A12, 6.000%, due 02/25/09.......................     332,540     323,678
Lockheed Martin Corp.
 7.700%, due 06/15/08..................................     125,000     135,775
Metlife Funding
 6.850%, due 05/20/08..................................     225,000     231,830
News America Holdings
 7.750%, due 12/01/45..................................     275,000     286,305
PNC Mortgage Securities Corp.
 94-3A8 7.500%, due 07/25/24...........................     190,000     196,263
Premier Auto Trust
 96-3A 6.750%, due 11/06/00............................     475,000     480,225
Prudential Home Mortgage Securities
 96-7 Cl A4 6.750%, due 06/25/11.......................     150,000     150,186
 93-43 A9 6.750%, due 10/25/23.........................     220,433     217,362
Residential Asset Securitization Trust
 97-A 11 P4 7.000%, due 12/25/27.......................     260,000     260,813
Salomon, Inc.
 6.500%, due 03/01/00..................................     300,000     301,597
Structured Mortgage Asset Residential Trust 93-5C CI
 7.150%, due 03/25/23..................................     925,000     931,114
The Money Store 94-A3
 5.525%, due 09/15/18..................................      68,226      67,309
Time Warner, Inc.
 7.570%, due 02/01/24..................................     315,000     330,182
UCFC Home Equity Loan 97-C,
 Class A8, 6.325%, FRN, due 09/15/27...................     171,081     170,939
USA Waste Services
 7.000%, due 10/01/04..................................     300,000     306,791
World Omni Automobile Lease
 Securitization Trust
 6.850%, due 06/25/03..................................     255,000     256,877
                                                                    -----------
                                                                      7,023,605
                                                                    -----------

                                                           FACE
                                                          AMOUNT       VALUE
                                                        ----------- -----------
INTERNATIONAL DOLLAR BONDS -- 4.58%
Banco Santiago S.A.
 7.000%, due 07/18/07.................................. $   400,000 $   401,086
Banque Centrale de Tunisie
 8.250%, due 09/19/27..................................     400,000     364,076
DR Investments 144A
 7.450%, due 05/15/07..................................     455,000     480,903
Empresa National Electric
 7.875%, due 10/01/2097................................     500,000     484,230
Pan Pacific Industry PLC 144A
 0.000%, due 04/28/07..................................     715,000     352,868
Province of Quebec
 7.500%, due 07/15/23..................................     235,000     253,386
Republic of South Africa
 9.625%, due 12/15/99..................................     125,000     129,375
Royal Bank of Scotland 7.375%,
 Resettable Perpetual Preferred........................     300,000     311,462
                                                                    -----------
                                                                      2,777,386
                                                                    -----------
U.S. GOVERNMENT AGENCIES -- 9.61%
Federal Home Loan Mortgage Corp.
 7.000%, due 10/15/13..................................      68,215      69,666
 7.500%, due 01/15/23..................................      78,941      82,895
 7.238%, due 05/01/26..................................      56,787      58,810
Federal Home Loan Mortgage Corp. Gold 8.000%, due
 05/01/23..............................................      93,222      96,456
 9.000%, due 03/01/24..................................     264,889     286,072
 9.500%, due 04/01/25..................................      23,409      25,004
Federal National Mortgage Association
 7.875%, due 02/24/05..................................     500,000     553,431
 6.220%, due 03/13/06..................................     150,000     151,461
 9.000%, due 08/01/21..................................      24,591      26,417
 8.500%, due 07/01/22..................................      18,885      20,005
 7.500%, due 05/18/25..................................     250,000     255,318
 6.500%, due 03/01/26..................................      74,623      73,644
 6.500%, due 12/01/26 TBA..............................   2,325,000   2,294,484
 6.175%, due 10/01/27..................................     197,990     197,733
Federal National Mortgage Association Strips
 8.000%, due 07/01/24 interest only....................       1,019         237
 0.000%, due 04/01/27 principal only...................     405,375     307,842
 0.000%, due 07/01/27 principal only...................     169,691     126,898
Government National Mortgage Association
 7.500%, due 08/15/23..................................     108,615     111,228
 7.000%, due 08/15/24..................................     502,936     508,221
 7.000%, due 07/15/25..................................      69,491      70,077
Tennessee Valley Authority
 6.375%, due 06/15/05..................................     500,000     510,197
                                                                    -----------
                                                                      5,826,096
                                                                    -----------
U.S. GOVERNMENT OBLIGATIONS -- 9.91%
U.S. Treasury Notes and Bonds
 6.625%, due 07/31/01..................................     730,000     750,760
 7.000%, due 07/15/06..................................     650,000     701,797
 8.125%, due 05/15/21..................................     375,000     472,500
 6.000%, due 06/03/99..................................   2,785,000   2,798,925
 5.875%, due 08/31/99..................................     385,000     386,203

--------------------------------------------------------------------------------

                    GLOBAL BOND FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                           FACE
                                                          AMOUNT      VALUE
                                                       ----------- -----------
U.S. Treasury Principal Strip
 0.000%, due 08/15/03................................. $ 1,235,000 $   896,610
                                                                   -----------
                                                                     6,006,795
                                                                   -----------
Total U.S. Bonds......................................              21,633,882
                                                                   -----------
NON-U.S. BONDS -- 54.98%
AUSTRALIA -- 3.78%
Government of Australia
 7.000%, due 04/15/00 .............................AUD     800,000     539,464
 9.750%, due 03/15/02.................................     760,000     570,084
Queensland Treasury Corp.-Global Bond
 8.000%, due 05/14/03.................................     980,000     701,229
 6.500%, due 06/14/05.................................     730,000     482,148
                                                                   -----------
                                                                     2,292,925
                                                                   -----------
CANADA -- 5.75%
British Columbia
 7.750%, due 06/16/03 .............................CAD   1,700,000   1,302,130
Government of Canada
 4.250%, due 12/01/21 (b).............................   1,820,000   1,411,355
Province of Ontario
 7.500%, due 01/19/06.................................   1,000,000     774,451
                                                                   -----------
                                                                     3,487,936
                                                                   -----------
DENMARK -- 5.98%
City of Copenhagen
 6.250%, due 03/15/01 .............................DKK   2,400,000     363,204
Great Belt 7.000%, due 09/02/03.......................  10,650,000   1,675,873
Kingdom of Denmark....................................
 8.000%, due 11/15/01.................................   5,000,000     806,364
 7.000%, due 12/15/04.................................   3,500,000     557,146
 7.000%, due 11/15/07.................................   1,400,000     224,453
                                                                   -----------
                                                                     3,627,040
                                                                   -----------
FRANCE -- 2.07%
Government of France (OAT)
 9.500%, due 01/25/01 .............................FRF   1,200,000     227,294
 8.500%, due 04/25/23.................................   1,600,000     357,713
KFW International Finance
 7.750%, due 02/17/98.................................   2,600,000     434,342
Republic of Finland
 9.000%, due 08/13/03.................................   1,200,000     237,616
                                                                   -----------
                                                                     1,256,965
                                                                   -----------
GERMANY -- 12.21%
Bundesrepublik Deutschland
 6.500%, due 03/15/00 .............................DEM   2,900,000   1,687,326
 6.000%, due 07/04/07.................................   1,000,000     584,172
European Economic Community
 6.500%, due 03/10/00.................................   1,910,000   1,107,377
International Bank for Reconstruction & Development-
 Global Bond
 7.125%, due 04/12/05.................................     650,000     400,353
Kingdom of Norway
 6.125%, due 05/05/98.................................   1,040,000     582,437
LKB Baden-Wuerttemberg Finance
 6.500%, due 09/15/08.................................   1,300,000     775,763

                                                           FACE
                                                          AMOUNT       VALUE
                                                       ------------ -----------
Republic of Ireland
 7.250%, due 03/18/03...............................DEM   2,900,000 $ 1,770,869
Treuhandanstalt 7.125%, due 01/29/03...................     800,000     489,317
                                                                    -----------
                                                                      7,397,614
                                                                    -----------
ITALY -- 2.68%
Bayerische Landesbank
 10.750%, due 03/01/03 .............................ITL 250,000,000     174,451
Landesbank Rheinland-Pfalz
 Girozentrale 8.250%, due 06/02/98..................... 750,000,000     428,438
LKB Baden-Wuerttemberg Finance
 10.750%, due 04/14/03................................. 650,000,000     454,950
Republic of Italy (BTP)
 7.750%, due 09/15/01.................................. 200,000,000     123,469
 9.000%, due 10/01/03.................................. 350,000,000     233,492
 9.500%, due 02/01/06.................................. 300,000,000     212,454
                                                                    -----------
                                                                      1,627,254
                                                                    -----------
JAPAN -- 4.13%
International Bank for Reconstruction &
 Development-Global Bond
 4.500%, due 06/20/00 ..............................JPY  40,000,000     335,897
 4.500%, due 03/20/03..................................  47,000,000     419,078
 4.750%, due 12/20/04..................................  44,000,000     408,402
Republic of Austria
 5.000%, due 01/22/01.................................. 130,000,000   1,123,534
Republic of Italy
 3.500%, due 06/20/01..................................  26,000,000     216,833
                                                                    -----------
                                                                      2,503,744
                                                                    -----------
NETHERLANDS -- 4.93%
Government of Netherlands
 5.750%, due 09/15/02...............................NLG     500,000     255,586
 7.250%, due 10/01/04..................................   1,500,000     826,469
 7.500%, due 11/15/99..................................   1,850,000     964,559
International Nederland GRP Verzekeringen
 6.250%, due 12/28/05..................................   1,800,000     939,714
                                                                    -----------
                                                                      2,986,328
                                                                    -----------
SPAIN -- 3.57%
Kingdom of Spain
 6.750%, due 04/15/00 ..............................ESP 100,000,000     686,163
 7.900%, due 02/28/02.................................. 100,000,000     726,283
 8.000%, due 05/30/04.................................. 100,000,000     750,230
                                                                    -----------
                                                                      2,162,676
                                                                    -----------
SWEDEN -- 1.43%
Kingdom of Sweden
 10.250%, due 05/05/03 .............................SEK   5,700,000     865,618
                                                                    -----------
UNITED KINGDOM -- 8.45%
Abbey National
 8.750%, due 05/24/04 ..............................GBP     350,000     623,046
British Gas PLC 8.125%, due 03/31/03...................     545,000     932,620
European Investment Bank 7.625%, due 12/07/06..........     110,000     192,534

--------------------------------------------------------------------------------
46

                    GLOBAL BOND FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                            FACE
                                                           AMOUNT      VALUE
                                                        ----------- -----------
UK Treasury
 10.000%, due 09/08/03..............................GBP     700,000 $ 1,339,675
 7.750%, due 09/08/06..................................     555,000     993,395
 9.000%, due 10/13/08..................................     340,000     677,273
 8.000%, due 09/27/13..................................     190,000     363,626
                                                                    -----------
                                                                      5,122,169
                                                                    -----------
Total Non-U.S. Bonds...................................              33,330,269
                                                                    -----------
Total Bonds (Cost $55,386,825).........................              54,964,151
                                                                    -----------
Short-Term Investments -- 9.08%
COMMERCIAL PAPER -- 9.08%
Case Credit Corp.
 6.110%, due 01/20/98.................................. $   500,000     498,388
 6.030%, due 03/10/98..................................     500,000     494,305
Marriott Corp. 6.050%, due 02/09/98....................     500,000     496,723
Nabisco, Inc.
 6.700%, due 01/05/98..................................     500,000     499,628
 6.120%, due 01/16/98..................................     500,000     498,725
Praxair Inc. 6.550%, due 01/02/98......................   1,000,000     999,818
Vastar Resources Inc. 7.100%, due 01/02/98.............   2,020,000   2,019,602
                                                                    -----------
Total Short-Term Investments
 (Cost $5,507,188).....................................               5,507,189
                                                                    -----------
Total Investments
 (Cost $60,894,013) -- 99.75% (a)......................              60,471,340
                                                                    -----------
Cash and other assets, less
 liabilities -- 0.25%..................................                 149,794
                                                                    -----------
Net Assets -- 100%.....................................             $60,621,134
                                                                    ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    GLOBAL BOND FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $60,894,013; and net unrealized depreciation consisted of:

      Gross unrealized appreciation............................... $ 1,261,433
      Gross unrealized depreciation...............................  (1,684,106)
                                                                   -----------
          Net unrealized depreciation............................. $  (422,673)
                                                                   ===========

(b) Linked to Canada's retail price index. Reset semi-annually.
FRN: Floating Rate Note--The rate disclosed is that in effect December 31, 1997.
TBA: Security is subject to delayed delivery.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1997, the value of these securities amounted to $833,771 or 1.38% of net assets.
Resettable Perpetual Preferred: A bond with either no maturity date or a maturity date that is so far in the future that the bond will pay interest indefinitely. The issuer generally retains the right to call such a bond.

FORWARD FOREIGN CURRENCY CONTRACTS (NOTE 4)
The Global Bond Fund had the following open forward foreign currency contracts as of December 31, 1997:

                                SETTLEMENT     LOCAL      CURRENT   UNREALIZED
                                   DATE      CURRENCY      VALUE    GAIN/(LOSS)
                                ---------- ------------- ---------- ----------
      FORWARD FOREIGN CURRENCY
       BUY CONTRACTS
      Austrian Schilling......   5/28/98       6,800,000 $  541,695 $  (2,044)
      Belgian Franc...........   5/28/98      50,000,000  1,360,834   (49,762)
      Canadian Dollar.........   5/28/98       2,000,000  1,402,849   (12,779)
      Finnish Markka..........   5/28/98       2,000,000    370,386    (1,292)
      French Franc............   5/28/98      17,200,000  2,882,835  (107,690)
      Italian Lira............   5/28/98   3,800,000,000  2,150,320   (82,544)
      Japanese Yen............   5/28/98     770,000,000  6,054,915  (196,608)
      FORWARD FOREIGN CURRENCY
       SALE CONTRACTS
      Australian Dollar.......   5/28/98       2,700,000  1,765,491    70,555
      British Pound...........   5/28/98       2,200,000  3,594,184    94,776
      Canadian Dollar.........   5/28/98       4,300,000  3,016,126    33,520
      Danish Kroner...........   5/28/98      19,900,000  2,927,185   109,592
      German Mark.............   5/28/98       4,400,000  2,467,668    92,407
      Netherlands Guilder.....   5/28/98       2,800,000  1,393,236    52,821
      Spanish Peseta..........   5/28/98      74,000,000    487,642    20,042
                                                                    ---------
          Total...............                                      $  20,994
                                                                    =========

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
48

                    GLOBAL BOND FUND -- FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997 (UNAUDITED)

ASSETS:
 Investments, at value (Cost $60,894,013) (Note 1)................ $60,471,340
 Cash.............................................................      81,299
 Foreign currency, at value (Cost $1,438,584).....................   1,433,395
 Receivables:
  Investment securities sold......................................     962,824
  Interest........................................................   1,392,529
  Fund shares sold................................................       3,100
  Net unrealized appreciation on forward foreign currency con-
   tracts.........................................................      20,994
 Other assets.....................................................      46,110
                                                                   -----------
    TOTAL ASSETS..................................................  64,411,591
                                                                   -----------
LIABILITIES:
 Payables:
  Investment securities purchased.................................   3,716,457
  Fund shares redeemed............................................       5,998
  Investment advisory fees (Note 2)...............................      33,990
  Accrued expenses................................................      34,012
                                                                   -----------
    TOTAL LIABILITIES.............................................   3,790,457
                                                                   -----------
NET ASSETS........................................................ $60,621,134
                                                                   ===========
NET ASSETS CONSIST OF:
 Paid in capital (Note 8)......................................... $61,719,136
 Accumulated undistributed net investment income..................     499,811
 Accumulated net realized loss....................................  (1,167,122)
 Net unrealized depreciation......................................    (430,691)
                                                                   -----------
    NET ASSETS.................................................... $60,621,134
                                                                   ===========
OFFERING PRICE PER SHARE:
 Brinson Class I:
  Net asset value, offering price and redemption price per share
   (Based on net assets of
   $56,096,121 and 6,006,282 shares issued and outstanding) (Note
   8)............................................................. $      9.34
                                                                   ===========
 Brinson Class N:
  Net asset value, offering price and redemption price per share
   (Based on net assets of
   $1,009 and 108 shares issued and outstanding) (Note 8)......... $      9.34
                                                                   ===========
 SwissKey Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of
   $4,524,004 and 485,179 shares issued and outstanding) (Note 8). $      9.32
                                                                   ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    GLOBAL BOND FUND -- FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)

INVESTMENT INCOME:
 Interest (net of $17,423 for foreign taxes withheld).............. $1,672,363
                                                                    ----------
    TOTAL INCOME...................................................  1,672,363
                                                                    ----------
EXPENSES:
 Advisory (Note 2).................................................    224,325
 Professional......................................................     23,184
 Distribution (Note 7).............................................     10,139
 Other.............................................................     45,267
                                                                    ----------
    TOTAL EXPENSES.................................................    302,915
                                                                    ----------
    Expenses deferred by Advisor (Note 2)..........................    (23,486)
                                                                    ----------
    NET EXPENSES...................................................    279,429
                                                                    ----------
    NET INVESTMENT INCOME..........................................  1,392,934
                                                                    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments......................................................    803,295
  Futures contracts................................................     21,780
  Foreign currency transactions.................................... (1,272,922)
                                                                    ----------
   Net realized loss...............................................   (447,847)
                                                                    ----------
 Change in net unrealized appreciation or depreciation on:
  Investments and foreign currency.................................   (234,033)
  Futures contracts................................................    (12,019)
  Forward contracts................................................   (116,285)
  Translation of other assets and liabilities denominated in for-
   eign currency...................................................    (17,257)
                                                                    ----------
   Change in net unrealized appreciation or depreciation...........   (379,594)
                                                                    ----------
 Net realized and unrealized loss..................................   (827,441)
                                                                    ----------
 Net increase in net assets resulting from operations.............. $  565,493
                                                                    ==========

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
50

                    GLOBAL BOND FUND -- FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      YEAR
                                                 SIX MONTHS ENDED     ENDED
                                                 DECEMBER 31, 1997    JUNE
                                                    (UNAUDITED)     30, 1997
                                                 ----------------- -----------
OPERATIONS:
 Net investment income..........................    $ 1,392,934    $ 2,426,764
 Net realized gain (loss).......................       (447,847)     1,723,264
 Change in net unrealized appreciation or depre-
  ciation ......................................       (379,594)      (381,459)
                                                    -----------    -----------
 Net increase in net assets resulting from oper-
  ations........................................        565,493      3,768,569
                                                    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income.......     (1,382,269)    (3,479,707)
 Distributions in excess of net investment in-
  come..........................................            --        (340,005)
 Distributions from net realized gain...........     (1,041,855)      (769,789)
                                                    -----------    -----------
 Total distributions to shareholders*...........     (2,424,124)    (4,589,501)
                                                    -----------    -----------
CAPITAL SHARE TRANSACTIONS:
 Shares sold....................................      5,329,669     23,164,253
 Shares issued on reinvestment of distributions.      1,730,859      3,667,961
 Shares redeemed................................     (2,848,777)   (12,462,273)
                                                    -----------    -----------
 Net increase in net assets resulting from capi-
  tal share transactions (Note 8)...............      4,211,751     14,369,941
                                                    -----------    -----------
    TOTAL INCREASE IN NET ASSETS................      2,353,120     13,549,009
                                                    -----------    -----------
NET ASSETS:
 Beginning of year..............................     58,268,014     44,719,005
                                                    -----------    -----------
 End of year (including accumulated undistrib-
  uted net investment income of $499,811 and
  $489,146, respectively).......................    $60,621,134    $58,268,014
                                                    ===========    ===========
*DISTRIBUTIONS BY CLASS:
 Distributions from and in excess of net invest-
  ment income
  Brinson Class I...............................    $(1,302,948)   $(3,503,032)
  Brinson Class N...............................            (22)           --
  SwissKey Class................................        (79,299)      (316,680)
 Distributions from net realized gain
  Brinson Class I...............................       (969,902)      (704,236)
  Brinson Class N...............................            (18)           --
  SwissKey Class................................        (71,935)       (65,553)
                                                    -----------    -----------
 Total distributions to shareholders............    $(2,424,124)   $(4,589,501)
                                                    ===========    ===========


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    GLOBAL BOND FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                          SIX MONTHS ENDED    YEAR ENDED JUNE 30,      JULY 30, 1993*
                          DECEMBER 31, 1997 -------------------------     THROUGH
BRINSON CLASS I              (UNAUDITED)     1997     1996     1995    JUNE 30, 1994
-------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period.........       $  9.64      $ 10.04  $ 10.39  $  9.55     $ 10.00
                               -------      -------  -------  -------     -------
 Income (loss) from in-
  vestment operations:
  Net investment income
   .....................          0.22         0.67     0.84     0.50        0.45
  Net realized and
   unrealized gain
   (loss)...............         (0.13)        0.08     0.31     0.58       (0.52)
                               -------      -------  -------  -------     -------
    Total income (loss)
     from investment
     operations.........          0.09         0.75     1.15     1.08       (0.07)
                               -------      -------  -------  -------     -------
 Less distributions:
  Distributions from and
   in excess of net
   investment income....         (0.22)       (0.96)   (1.40)   (0.24)      (0.28)
  Distributions from net
   realized gain........         (0.17)       (0.19)   (0.10)     --        (0.10)
                               -------      -------  -------  -------     -------
    Total distributions.         (0.39)       (1.15)   (1.50)   (0.24)      (0.38)
                               -------      -------  -------  -------     -------
Net asset value, end of
 period.................       $  9.34      $  9.64  $ 10.04  $ 10.39     $  9.55
                               =======      =======  =======  =======     =======
Total return (non-
 annualized)............          1.00 %       7.71%   11.50%   11.34%      (0.79)%
Ratios/Supplemental data
 Net assets, end of pe-
  riod (in 000s)........       $56,096      $54,157  $41,066  $51,863     $36,849
 Ratio of expenses to
  average net assets:
  Before expense reim-
   bursement............          0.98 %**     1.32%    1.65%    1.43%       1.78%**
  After expense reim-
   bursement............          0.90 %**     0.90%    0.90%    0.90%       0.90%**
 Ratio of net investment
  income to average net
  assets:
  Before expense reim-
   bursement............          4.61 %**     4.90%    4.98%    5.53%       4.03%**
  After expense reim-
   bursement............          4.69 %**     5.32%    5.73%    6.06%       4.91%**
 Portfolio turnover
  rate..................            93 %        235%     184%     199%        189%

 * Commencement of investment operations
** Annualized


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
52

                    GLOBAL BOND FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                              SIX MONTHS ENDED
                             DECEMBER 31, 1997*
BRINSON CLASS N                 (UNAUDITED)
-----------------------------------------------
Net asset value, beginning
 of period..................       $ 9.64
                                   ------
 Income from investment op-
  erations:
  Net investment income.....         0.21
  Net realized and
   unrealized loss..........        (0.13)
                                   ------
    Total income from in-
     vestment operations....         0.08
                                   ------
 Less distributions:
  Distributions from and in
   excess of net investment
   income...................        (0.21)
  Distributions from net re-
   alized gain..............        (0.17)
                                   ------
    Total distributions.....        (0.38)
                                   ------
Net asset value, end of pe-
 riod.......................       $ 9.34
                                   ======
Total return (non-
 annualized)................         0.82%
Ratios/Supplemental Data:
 Net assets, end of period
  (in 000s).................       $    1
 Ratio of expenses to aver-
  age net assets:
  Before expense reimburse-
   ment.....................         1.23%**
  After expense reimburse-
   ment.....................         1.15%**
 Ratio of net investment in-
  come to average net as-
  sets:
  Before expense reimburse-
   ment.....................         4.44%**
  After expense reimburse-
   ment.....................         4.52%**
 Portfolio turnover rate....           93%

*  Commencement of Brinson Fund Class N was June 30, 1997.
** Annualized


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    GLOBAL BOND FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                 SIX MONTHS ENDED      YEAR      JULY 31, 1995*
                                 DECEMBER 31, 1997     ENDED        THROUGH
SWISSKEY CLASS                      (UNAUDITED)    JUNE 30, 1997 JUNE 30, 1996
-------------------------------------------------------------------------------
Net asset value, beginning of
 period.........................      $ 9.61          $10.02         $10.56
                                      ------          ------         ------
 Income from investment opera-
  tions:
  Net investment income.........        0.21            0.62           0.78
  Net realized and unrealized
   gain (loss)..................       (0.15)           0.10           0.15
                                      ------          ------         ------
    Total income from investment
     operations.................        0.06            0.72           0.93
                                      ------          ------         ------
 Less distributions:
  Distributions from and in
   excess of net investment
   income.......................       (0.18)          (0.94)         (1.37)
  Distributions from net real-
   ized gain....................       (0.17)          (0.19)         (0.10)
                                      ------          ------         ------
    Total distributions.........       (0.35)          (1.13)         (1.47)
                                      ------          ------         ------
Net asset value, end of period..      $ 9.32          $ 9.61         $10.02
                                      ======          ======         ======
Total return (non-annualized)...        0.75%           7.20%          9.17%
Ratios/Supplemental data
 Net assets, end of period (in
  000s).........................      $4,524          $4,110         $3,653
 Ratio of expenses to average
  net assets:
  Before expense reimbursement..        1.47%**         1.81%          2.14%**
  After expense reimbursement...        1.39%**         1.39%          1.39%**
 Ratio of net investment income
  to average net assets:
  Before expense reimbursement..        4.12%**         4.41%          4.49%**
  After expense reimbursement...        4.20%**         4.83%          5.24%**
 Portfolio turnover rate........          93%            235%           184%

*  Commencement of SwissKey Class
** Annualized

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
54

                    THE SWISSKEY FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
1.SIGNIFICANT ACCOUNTING POLICIES
The Brinson Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended, as a series company. The Trust currently offers shares of seven series: Global Fund, Global Equity Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Bond Fund and Non-U.S. Equity Fund. Effective June 30, 1997, each Fund has three classes of shares outstanding, Brinson Class I, Brinson Class N and SwissKey Class. There are an unlimited number of shares of each class with par value of $0.001 authorized. Each share represents an identical interest in the investments of the Funds and has the same rights.

The following is a summary of significant accounting policies consistently followed by the Global Fund, Global Equity Fund and Global Bond Fund (each a "Fund," collectively the "Funds") in the preparation of their financial statements.

A.INVESTMENT VALUATION: Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. Securities for which market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Investments in affiliated investment companies are valued each day based on the closing net asset value of the fund. U.S. equity securities traded over the counter are priced at the most recent bid price. Debt securities are valued at the most recent bid price by using market quotations or independent services. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B.FOREIGN CURRENCY TRANSLATION: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the WM/Reuters closing spot rates as of 4:00 p.m. London time. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts and income receipts are translated at the prevailing exchange rate on the date of each transaction. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on investments in the statement of operations.

C.INVESTMENT TRANSACTIONS: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

D.INVESTMENT INCOME: Interest income, which includes the amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as the information becomes available.

E.FEDERAL INCOME TAXES: It is the policy of the Funds to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the six months ended December 31, 1997, therefore, no federal income tax provision was required.

F.DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of the Funds to distribute their respective net investment income on a semi-annual basis and net capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions. Differences in dividends per share between the classes are due to distribution expenses.

--------------------------------------------------------------------------------

                    THE SWISSKEY FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
G.INCOME AND EXPENSE ALLOCATION: All income earned and expenses incurred by the Fund will be borne on a pro rata basis by each of the classes, except that the Brinson Class I shares will not incur any of the distribution expenses of the Brinson Class N nor the SwissKey Class.

H.USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

2.INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. As compensation for these services, the Funds pay the Advisor a monthly fee based on each Fund's respective average daily net assets. The Advisor has agreed to waive its fees and reimburse each Fund to the extent that total annualized expenses exceed a specified percentage of each Fund's respective average daily net assets. Investment advisory fees and other transactions with affiliates, for the six months ended December 31, 1997, were as follows:

                         ADVISORY BRINSON CLASS I BRINSON CLASS N SWISSKEY CLASS  ADVISORY    FEES
                           FEE      EXPENSE CAP     EXPENSE CAP    EXPENSE CAP      FEES    DEFERRED
                         -------- --------------- --------------- -------------- ---------- --------
Global Fund.............   0.80%       1.10%           1.35%           1.75%     $2,635,060 $   --
Global Equity Fund......   0.80        1.00            1.25            1.76         374,636  12,446
Global Bond Fund........   0.75        0.90            1.15            1.39         224,325  23,486

Certain officers of the Funds are also officers and directors of the Advisor. All officers serve without direct compensation from the Funds. Trustees' fees paid to unaffiliated trustees were $5,888, $2,392 and $2,208 for the Global Fund, Global Equity Fund and Global Bond Fund, respectively.

The Global Fund invests in shares of certain affiliated investment companies also sponsored by Brinson Partners, Inc. These investments represented 12.55% of the Fund's total net assets at December 31, 1997. Activity for the six months ended December 31, 1997 was as follows:

                                                 NET         NET
                                       SALES   REALIZED   UNREALIZED
AFFILIATES                 PURCHASES  PROCEEDS  GAINS   GAINS/(LOSSES)    VALUE
----------                ----------- -------- -------- -------------- -----------
Brinson Post-Venture
 Fund...................  $       --   $ --       --     $ 2,502,119   $ 8,502,119
Brinson High Yield Fund.    3,000,000    --       --       2,753,354    17,201,354
Brinson Emerging Markets
 Equity Fund............   12,300,000    --       --      (4,996,711)   22,017,923
Brinson Emerging Markets
 Debt Fund..............   12,000,000    --       --       7,921,280    34,231,280
                          -----------  -----    -----    -----------   -----------
                          $27,300,000  $ --     $ --     $ 8,180,042   $81,952,676
                          ===========  =====    =====    ===========   ===========

3.INVESTMENT TRANSACTIONS
Investment transactions for the six months ended December 31, 1997, excluding short-term investments, were as follows:

                                                                      PROCEEDS
                                                        PURCHASES    FROM SALES
                                                       ------------ ------------
Global Fund........................................... $388,265,758 $354,100,300
Global Equity Fund....................................   22,827,077   46,825,950
Global Bond Fund......................................   52,650,977   51,300,135

--------------------------------------------------------------------------------
56

                    THE SWISSKEY FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

4.FORWARD FOREIGN CURRENCY CONTRACTS
The Funds may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. Forward foreign currency contracts are also used to achieve currency allocation strategies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. Fluctuations in the value of forward foreign currency contracts are recorded daily as net unrealized gains or losses. The Funds realize a gain or loss upon settlement of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts, at and for the six months ended December 31, 1997, was the Funds' custodian.

5.FUTURES CONTRACTS
The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Funds, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

6.SECURITY LENDING: The Global Fund loaned securities to certain brokers, with the Fund's custodian acting as the Fund's lending agent. The Fund earned negotiated lenders' fees, which are included in interest income in the Statement of Operations. Securities loaned are recorded at the amount of cash collateral received. The Fund monitors the market value of securities loaned on a daily basis and maintains collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of non-U.S. securities loaned. The cash collateral received is invested in commercial paper. The value of loaned securities and related collateral outstanding at December 31, 1997 are as follows:

                                                     VALUE OF LOANED  VALUE OF
                                                       SECURITIES    COLLATERAL
                                                     --------------- -----------
Global Fund.........................................   $73,566,441   $79,523,767
                                                       ===========   ===========

7.DISTRIBUTION PLANS
The Trust has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 as amended for Brinson Class N and the SwissKey Class. Each Plan governs payments made for the expenses incurred in the promotion and distribution of the SwissKey Class and, effective June 30, 1997, the Brinson Class N Shares. Annual fees under the SwissKey Plan, which include a 0.25% service fee, total 0.65%, 0.76% and 0.49% of the average daily net assets of the SwissKey Class of the Global Fund, Global Equity Fund and Global Bond Fund, respectively. Annual Fees under the Brinson Class N Plan shall not exceed 0.25% of the average daily net assets of the Brinson Class N of the Global Fund, Global Equity Fund and Global Bond Fund.
--------------------------------------------------------------------------------

                    THE SWISSKEY FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

8.CAPITAL TRANSACTIONS
Capital stock transactions were as follows:

                                                  GLOBAL FUND
                                 ----------------------------------------------
                                    SIX MONTHS ENDED
                                   DECEMBER 31, 1997          YEAR ENDED
                                      (UNAUDITED)            JUNE 30, 1997
                                 ---------------------- -----------------------
                                  SHARES      VALUE       SHARES      VALUE
                                 --------- ------------ ---------- ------------
Sales:
 Brinson Class I................ 7,360,093 $ 97,696,477 14,513,488 $180,787,534
 Brinson Class N................       --           --          76        1,000
 SwissKey Class.................   383,268    5,015,748    932,414   11,508,566
                                 --------- ------------ ---------- ------------
    Total Sales................. 7,743,361 $102,712,225 15,445,978 $192,297,100
                                 ========= ============ ========== ============
Dividend Reinvestment:
 Brinson Class I................ 4,544,864 $ 54,492,919  4,022,259 $ 48,025,771
 Brinson Class N................         8           93        --           --
 SwissKey Class.................   201,931    2,409,581    130,547    1,554,814
                                 --------- ------------ ---------- ------------
    Total Dividend Reinvestment. 4,746,803 $ 56,902,593  4,152,806 $ 49,580,585
                                 ========= ============ ========== ============
Redemptions:
 Brinson Class I................ 5,125,386 $ 64,663,733 11,346,380 $142,532,012
 Brinson Class N................       --           --         --           --
 SwissKey Class.................   254,713    3,320,349    198,888    2,469,271
                                 --------- ------------ ---------- ------------
    Total Redemptions........... 5,380,099 $ 67,984,082 11,545,268 $145,001,283
                                 ========= ============ ========== ============
                                               GLOBAL EQUITY FUND
                                 ----------------------------------------------
                                    SIX MONTHS ENDED
                                   DECEMBER 31, 1997          YEAR ENDED
                                      (UNAUDITED)            JUNE 30, 1997
                                 ---------------------- -----------------------
                                  SHARES      VALUE       SHARES      VALUE
                                 --------- ------------ ---------- ------------
Sales:
 Brinson Class I................   781,871 $  9,537,833  1,338,623 $ 15,816,109
 Brinson Class N................       --           --          78        1,000
 SwissKey Class................. 1,380,824   17,329,493  2,271,465   26,703,521
                                 --------- ------------ ---------- ------------
    Total Sales................. 2,162,695 $ 26,867,326  3,610,166 $ 42,520,630
                                 ========= ============ ========== ============
Dividend Reinvestment:
 Brinson Class I................   119,737 $  1,339,853    308,273 $  3,485,504
 Brinson Class N................         8           90        --           --
 SwissKey Class.................   436,312    4,877,967    286,226    3,226,433
                                 --------- ------------ ---------- ------------
    Total Dividend Reinvestment.   556,057 $  6,217,910    594,499 $  6,711,937
                                 ========= ============ ========== ============
Redemptions:
 Brinson Class I................ 3,087,436 $ 38,885,545    225,435 $  2,683,391
 Brinson Class N................       --           --         --           --
 SwissKey Class................. 1,054,052   13,166,684    565,431    6,612,207
                                 --------- ------------ ---------- ------------
    Total Redemptions........... 4,141,488 $ 52,052,229    790,866 $  9,295,598
                                 ========= ============ ========== ============

--------------------------------------------------------------------------------
58

                    THE SWISSKEY FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

                                                    GLOBAL BOND FUND
                                        ----------------------------------------
                                         SIX MONTHS ENDED
                                        DECEMBER 31, 1997       YEAR ENDED
                                           (UNAUDITED)         JUNE 30, 1997
                                        ------------------ ---------------------
                                        SHARES    VALUE     SHARES      VALUE
                                        ------- ---------- --------- -----------
Sales:
 Brinson Class I....................... 425,982 $4,083,669 2,335,856 $22,155,311
 Brinson Class N.......................     --         --        104       1,000
 SwissKey Class........................ 129,575  1,246,000   103,968   1,007,942
                                        ------- ---------- --------- -----------
    Total Sales........................ 555,557 $5,329,669 2,439,928 $23,164,253
                                        ======= ========== ========= ===========
Dividend Reinvestment:
 Brinson Class I....................... 169,880 $1,586,679   348,609 $ 3,318,757
 Brinson Class N.......................       4         39       --          --
 SwissKey Class........................  15,474    144,141    36,719     349,204
                                        ------- ---------- --------- -----------
    Total Dividend Reinvestment........ 185,358 $1,730,859   385,328 $ 3,667,961
                                        ======= ========== ========= ===========
Redemptions:
 Brinson Class I....................... 206,213 $1,999,170 1,159,373 $11,665,371
 Brinson Class N.......................     --         --        --          --
 SwissKey Class........................  87,685    849,607    77,300     796,902
                                        ------- ---------- --------- -----------
    Total Redemptions.................. 293,898 $2,848,777 1,236,673 $12,462,273
                                        ======= ========== ========= ===========

--------------------------------------------------------------------------------

                                DISTRIBUTED BY:
                            FUNDS DISTRIBUTOR, INC.
                                60 STATE STREET
                                BOSTON, MA 02109

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.
--------------------------------------------------------------------------------

[LOGO OF SWISS KEY FUNDS]

10 East 50th Street, New York, New York 10022 . Tel: (800)
SWISSKEY.http://www.swisskeyfunds.com

                     [SWISS KEY FUNDS LOGO APPEARS HERE]


                          SWISSKEY U.S. BALANCED FUND
                           SWISSKEY U.S. EQUITY FUND
                            SWISSKEY U.S. BOND FUND

                              SEMI-ANNUAL REPORT

                               DECEMBER 31, 1997


                            YOUR KEY TO PERFORMANCE

                          ---------------------------

Trustees and Officers

--------------------------------------------------------------------------------

[SWISS KEY FUNDS LOGO APPEARS HERE]

Trustees

Walter E. Auch

Frank K. Reilly, CFA

Edward M. Roob


Officers

Frank K. Reilly, CFA
Chairman of the Board

E. Thomas McFarlan
President

Thomas J. Digenan, CFA, CPA
Vice President

Debra L. Nichols
Vice President

Carolyn M. Burke, CPA
Secretary and Treasurer

Catherine E. Macrae
Assistant Secretary

The Funds' Advisor--Brinson Partners, Inc.

--------------------------------------------------------------------------------

[SWISS KEY FUNDS LOGO APPEARS HERE]

Brinson Partners is the global institutional asset management division of Swiss Bank Corporation (SBC) and manages assets of over $140 billion. We have $90 billion of discretionary institutional assets with active management mandates and we are the investment manager for SBC Private Banking mutual fund assets which total over $50 billion. In addition, we act as an investment advisor to SBC Private Banking. Our organization manages investment portfolios for corporations, public funds, endowments, foundations, central banks and other investors located throughout the world. We employ over 590 people in offices in Chicago, Basel, Frankfurt, Geneva, Hong Kong, London, Melbourne, New York, Paris, Singapore, Sydney, Tokyo and Zurich.

Brinson Partners, an established U.S.-based leader in the investment field located in Chicago, acts as the headquarters of our worldwide investment management process. Brinson Partners pioneered the movement to the active management of global portfolios in the early 1980s for U.S. clients. Private market and venture capital investing was established in the 1970s and today we represent a major worldwide presence in this asset class.

Investment performance for our clients is maximized within and across major asset classes through a comprehensive understanding of global investment markets and their interrelationships. Portfolio structure is tailored to specific client objectives and focused upon both risk and return considerations in the context of full investment cycles.

Our investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. Our independent team approach allows for rapid responses to market changes, while providing each client with the benefit of our best talent and the flexibility to customize portfolios to meet unique requirements.

TABLE OF CONTENTS

--------------------------------------------------------------------------------

[SWISS KEY FUNDS LOGO APPEARS]

Shareholder Letter..................................  4

U.S. Economic and Market Highlights.................  6

U.S. Balanced Fund..................................  7
    Schedule of Investments......................... 10
    Financial Statements............................ 14
    Financial Highlights............................ 17

U.S. Equity Fund.................................... 20
    Schedule of Investments......................... 23
    Financial Statements............................ 25
    Financial Highlights............................ 28

U.S. Bond Fund...................................... 31
    Schedule of Investments......................... 34
    Financial Statements............................ 36
    Financial Highlights............................ 39

The SwissKey Funds--Notes to Financial Statements... 42

SHAREHOLDER LETTER

--------------------------------------------------------------------------------

[SWISS KEY FUNDS LOGO APPEARS HERE]

February 20, 1998

Dear Shareholder:

We are very pleased to present the December 31, 1997 Semi-Annual Report for the U.S. Balanced Fund, U.S. Equity Fund and U.S. Bond Fund. Within this Report, we'll focus on the current domestic economic outlook as well as our current strategies and performance updates for the three Domestic Funds.

Swiss Bank Corporation and Union Bank of Switzerland announced on December 8, 1997 their intention to merge into a single global financial institution. As part of this merger, Brinson Partners and UBS Asset Management will be combined into Brinson. Brinson will be the Institutional Asset Management Division of the new organization with assets under management in excess of $340 billion and will provide investment advisory services for the Private Banking Division with assets over $400 billion. The Consumer & Corporate Banking Division and Brinson combined will manage assets in excess of $940 billion.

We are excited about the formation of Brinson and the additional resources we will bring together to further the tradition of delivering value-added investment performance and the highest level of professional client service.

SwissKey U.S. Balanced Fund

Since its inception on July 31, 1995, the SwissKey U.S. Balanced Fund has produced an annualized total return of 13.33%, compared to the return of 19.67% of its benchmark, the U.S. Balanced Mutual Fund Index. The SwissKey U.S. Balanced Fund achieved this performance with a volatility of 5.35% well below the benchmark volatility of 8.35%.

SwissKey U.S. Equity Fund

The SwissKey U.S. Equity Fund has provided an annualized return of 26.25% since its inception on July 31, 1995. This is compared to a 26.04% return for the benchmark, the Wilshire 5000 Index. The SwissKey U.S. Equity Fund achieved this performance with a volatility of 11.47% compared to the benchmark volatility of 11.81%.

SHAREHOLDER LETTER

--------------------------------------------------------------------------------

[SWISS KEY FUNDS LOGO APPEARS HERE]

SwissKey U.S. Bond Fund

The SwissKey U.S. Bond Fund has provided an annualized return of 7.53% since its inception on August 31, 1995. This is compared to a 7.99% return for the benchmark, the Salomon Brothers BIG Bond index. The SwissKey U.S. Bond Fund achieved this performance with a volatility of 4.57% compared to the benchmark volatility of 3.76%.

Each of our Funds employs the same value-oriented investment philosophy applied across the U.S. spectrum. Each Fund also uses the resources of our entire worldwide research team. All of our analysts apply the same value philosophy to their work. Investment performance for our clients is maximized within and across major asset classes through a comprehensive understanding of global investment markets and their interrelationships. Portfolio structure is tailored to specific objectives and focused upon both risk and return considerations in the context of full investment cycles.

Our investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. Our independent team approach allows for rapid responses to market changes, while providing each client with the benefit of our best talent. The Report that follows highlights the investment characteristics of the respective Funds.

We very much appreciate your continued trust and the confidence you have placed in the SwissKey Funds.

Sincerely,

/S/ Hanspeter A. Walder

Hanspeter A. Walder
Executive Director
Private [SWISS KEY FUNDS LOGO APPEARS HERE] Banking

/S/ Raymond Simon

Raymond Simon
Executive Director
Private [SWISS KEY FUNDS LOGO APPEARS HERE] Banking

 U.S. Economic and Market Highlights

--------------------------------------------------------------------------------

Consumer price inflation in 1997 turned out to be extraordinarily tame. Excluding the volatile food and energy components, the price level rise of 2.4% was the lowest since 1965. Although we do not foresee a strong resurgence in inflation, there is reason to believe that, looking forward, the risk of an upward move is heightened. After bottoming in the early 1990s, money supply growth has returned to levels last seen in the mid 1990s. In addition, there is some risk that any monetary policy mistake would tend toward ease rather than excessive tightness if the Federal Reserve reacts to Asian-induced deflation fears.

The economy continues to expand at a relatively rapid pace. Real GDP grew during 1997 at a 3.8% rate, the best performance in almost 10 years. Strong investment spending by businesses contributed significantly, and spending by consumers remained solid. The economy's strength propelled the unemployment rate under 5%, to levels last seen in the early 1970s.

The Asian crisis has yet to have a significant impact on the U.S. economy. While the direct effects are likely to be minor, the crisis does introduce new risks. Talk of the possible deflationary effects of depressed import prices could induce the Federal Reserve to err on the side of monetary ease. Although the strong rebound in money growth since the early 1990s has not produced any resurgence in goods price inflation, the combination of this monetary expansion and the risk from policy reactions to Asia skews the inflation risks upwards rather than toward further disinflation.

 U.S. Environment

                                 Major Markets
                       One Year Ended December 31, 1997

                           [BAR CHART APPEARS HERE]


                 Top Ten Industry Returns Relative to S&P 500

                       One Year Ended December 31, 1997

                           [BAR CHART APPEARS HERE]


                    Salomon U.S. Treasury Benchmark Returns

                       One Year Ended December 31, 1997

                           [BAR CHART APPEARS HERE]


                Bottom Ten Industry Returns Relative to S&P 500

                       One Year Ended December 31, 1997

                           [BAR CHART APPEARS HERE]

 U.S. Balanced Fund

--------------------------------------------------------------------------------

The U.S. Balanced Fund is an actively managed portfolio that applies our value-based asset allocation process to U.S. stocks, bonds and cash. The Fund's investment strategy is developed in the context of our global asset allocation process and is based on analysis of long-term economic and market conditions.

The SwissKey U.S. Balanced Fund has provided an annualized return of 13.33% since its inception on July 31, 1995. This falls below the corresponding 19.67% return of its benchmark, the U.S. Balanced Mutual Fund Index. The SwissKey U.S. Balanced Fund return over this time period was achieved at an annualized volatility of 5.35%, significantly below the benchmark volatility of 8.35%. For the year ended December 31, 1997, the SwissKey U.S. Balanced Fund returned 12.66%, compared to the benchmark return of 23.50%.

The equity underweight and bond overweight was the primary factor adversely affecting relative performance. Security selection in the U.S. equity market also contributed negatively to relative performance. Although inflation was relatively stable throughout 1997, the bond market experienced rising yields early in the year and then a substantial drop in yields from April through December. Coming out of 1996, yields continued to firm on the back of a strengthening domestic economy and fears of an increase in interest rates by the Federal Reserve. These fears diminished in the second half of the year as reported inflation remained moderate. Yields at the long end of the yield curve declined by over 100 basis points. Bonds ended the year with yields at their lowest levels in two years.

The equity market turned in yet another banner year, with broad market indices showing returns of about 30%. As in the prior year, the equity market provided strong performance during January and February. However, after a brief setback, the market soared on the back of declining interest rates and robust earnings expectations. The equity market appears increasingly willing to extrapolate recent strong earnings growth into the future. At year-end, equity price gains had driven the market to an overpricing of around 20%.

Looking forward, return expectations in stocks appear insufficient compensation for the risks. Therefore, we have maintained a reduced exposure in the allocation to equities, with an offsetting overweight in the allocation to bonds. The 5% cash risk hedge is above the neutral allocation of 0%.

 U.S. Balanced Fund

--------------------------------------------------------------------------------

 Total Return

                                                        6 months    1 year     7/31/95*
                                                         ended       ended       to
                                                        12/31/97   12/31/97   12/31/97
----------------------------------------------------------------------------------------
SwissKey U.S. Balanced Fund                               5.56%     12.66%     13.33%
----------------------------------------------------------------------------------------
U.S. Balanced Mutual Fund Index**                         9.84      23.50      19.67
----------------------------------------------------------------------------------------

* Inception date of the SwissKey U.S. Balanced Fund.
** An un-managed index compiled by the Advisor, constructed as follows: 65%
   Wilshire 5000 Index and 35% Salomon Brothers Broad Investment Grade Bond
   Index.
Total return includes reinvestment of all capital gain and income distributions. Total returns in excess of 1 year are average annualized returns.

 Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the SwissKey U.S. Balanced Fund and the U.S. Balanced Mutual Fund Index if you had invested $10,000 on July 31, 1995, and had reinvested all your income dividends and capital gain distributions through December 31, 1997. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

SwissKey U.S. Balanced Fund
vs. U.S. Balanced Mutual Fund Index
Wealth Value with Dividends Reinvested

                          [GRAPH CHART APPEARS HERE]

                 SwissKey U.S.     U.S. Balanced Fund
                 Balanced Fund      Mutual Fund Index
------------------------------------------------------
 7/31/95            $10,000              $10,000
 8/31/95            $10,141              $10,104
 9/30/95            $10,325              $10,387
10/31/95            $10,387              $10,368
11/30/95            $10,694              $10,710
12/31/95            $10,841              $10,876
 1/31/96            $11,058              $11,091
 2/29/96            $11,001              $11,152
 3/31/96            $11,030              $11,203
 4/30/96            $11,049              $11,354
 5/31/96            $11,086              $11,554
 6/30/96            $11,154              $11,544
 7/31/96            $10,982              $11,150
 8/31/96            $11,096              $11,376
 9/30/96            $11,412              $11,839
10/31/96            $11,670              $12,040
11/30/96            $12,100              $12,628
12/31/96            $12,018              $12,496
 1/31/97            $12,162              $12,948
 2/28/97            $12,202              $12,949
 3/31/97            $11,988              $12,531
 4/30/97            $12,182              $12,949
 5/31/97            $12,530              $13,588
 6/30/97            $12,826              $14,050
 7/31/97            $13,351              $14,886
 8/31/97            $13,125              $14,477
 9/30/97            $13,413              $15,107
10/31/97            $13,269              $14,855
11/30/97            $13,351              $15,196
12/31/97            $13,540              $15,433

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 U.S. Balanced Fund

--------------------------------------------------------------------------------

  Industry Diversification


As a Percent of Net Assets
As of December 31, 1997 (Unaudited)
---------------------------------------

U.S. EQUITIES
Energy........................   1.43%
Capital Investment
 Capital Goods................   2.50
 Technology...................   3.05
                               ------
                                 5.55
Basic Industries
 Chemicals....................   0.74
 Housing/Paper................   1.80
 Metals.......................   0.31
                               ------
                                 2.85
Consumer
 Non-Durables.................   3.44
 Retail/Apparel...............   1.81
 Autos/Durables...............   1.39
 Discretionary................   1.30
 Health: Drugs................   2.87
 Health: Non-Drugs............   1.52
                               ------
                                12.33
Financial
 Banks........................   2.78
 Non-Banks....................   2.47
                               ------
                                 5.25
Utilities
 Electric.....................   2.18
 Telephone....................   0.38
                               ------
                                 2.56

Transportation................   2.18%
Services/Misc.................   3.35
                               ------
    Total U.S. Equities.......  35.50*
                               ------
U.S. BONDS
Corporate Bonds
 Asset-Backed.................   1.22
 CMO..........................   0.42
 Consumer.....................   1.36
 Financial....................   4.32
 Industrial...................   3.05
 Telecommunications...........   2.33
                               ------
                                12.70

International Dollar Bonds....   6.14
Mortgage-Backed Securities....   4.25
U.S. Government Agencies......  16.99
U.S. Government Obligations...  15.76
                               ------
    Total U.S. Bonds..........  55.84*
                               ------
SHORT-TERM INVESTMENTS........  11.85*
                               ------
    TOTAL INVESTMENTS......... 103.19
LIABILITIES, LESS CASH
 AND OTHER ASSETS.............  (3.19)
                               ------
NET ASSETS.................... 100.00%
                               ======

--------------------------------------------------------------------------------
* The Fund held a long position in U.S. Treasury futures on December 31, 1997 which increased U.S. bond exposure from 55.84% to 59.46%. The Fund also held a short position in stock index futures which reduced U.S. equity exposure from 35.50% to 30.00%. These two adjustments result in a net increase in the Fund's exposure to Short-Term Investments from 11.85% to 13.73%.

 Asset Allocation

As of December 31, 1997 (Unaudited)

                                Current
                    Benchmark   Strategy
----------------------------------------
U.S. Equity            65%         30%
U.S. Bonds             35          65
Cash Equivalents        0           5
----------------------------------------
                      100%        100%

 Top Ten U.S. Equity Holdings

As of December 31, 1997 (Unaudited)

                                          Percent of
                                          Net Assets
----------------------------------------------------
 1. Lockheed Martin Corp.                    1.50%
 2. Xerox Corp.                              1.44
 3. Philip Morris Companies, Inc.            1.37
 4. Aon Corp.                                1.23
 5. CIGNA Corp.                              1.22
 6. Schering Plough Corp.                    1.06
 7. Burlington Northern Santa Fe Corp.       1.05
 8. Federal Express Corp.                    1.02
 9. Goodyear Tire & Rubber Co.               0.99
10. Automatic Data Processing, Inc.          0.86
----------------------------------------------------

                    U.S. BALANCED FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                            SHARES    VALUE
                                                            ------ ------------
U.S. Equities -- 35.50%
Allergan, Inc.............................................. 32,800 $  1,100,850
Alza Corp. (b)............................................. 32,000    1,018,000
American Home Products Corp................................ 25,700    1,966,050
Aon Corp................................................... 62,500    3,664,062
Automatic Data Processing, Inc............................. 42,000    2,577,750
Baxter International, Inc.................................. 41,500    2,093,156
Beckman Instruments, Inc................................... 12,600      504,000
Biogen, Inc. (b)........................................... 12,600      458,325
Birmingham Steel Corp...................................... 12,800      201,600
Boston Technology, Inc. (b)................................ 12,800      321,600
Briggs & Stratton Corp.....................................  1,600       77,700
Burlington Northern Santa Fe Corp.......................... 33,700    3,131,994
Champion Enterprises, Inc. (b)............................. 20,400      419,475
Champion International Corp................................  1,700       77,031
Chase Manhattan Corp....................................... 17,200    1,883,400
CIGNA Corp................................................. 21,000    3,634,312
Circuit City Stores-Circuit City Group..................... 47,300    1,682,106
Citicorp................................................... 15,600    1,972,425
CMS Energy Corp............................................ 41,400    1,824,188
Comerica, Inc..............................................  8,800      794,200
Commscope, Inc. (b)........................................ 24,366      327,418
Comverse Technology, Inc. (b)..............................  6,300      245,700
Corning, Inc............................................... 69,200    2,569,050
Covance, Inc. (b).......................................... 16,175      321,478
CPC International, Inc..................................... 14,000    1,512,000
Crown Cork & Seal Co., Inc................................. 15,200      761,900
CVS Corp................................................... 20,400    1,306,875
Dial Corp.................................................. 16,500      343,406
Eastman Chemical Co........................................ 17,700    1,054,256
Echlin, Inc................................................  9,000      325,687
EMC Corp. (b).............................................. 91,600    2,513,275
Enron Corp................................................. 43,100    1,791,344
Entergy Corp............................................... 83,700    2,505,769
Federal Express Corp. (b).................................. 49,900    3,047,019
First American Corp. of Tennessee..........................  8,400      417,900
First Data Corp............................................ 77,557    2,268,542
First Security Corp........................................ 10,550      441,781
FirstEnergy Corp........................................... 24,975      724,275
Fleetwood Enterprises, Inc.................................  9,600      407,400
Food Lion, Inc., Class A................................... 66,400      560,250
Forest Laboratories, Inc. (b).............................. 14,700      724,894
Fort James Corp............................................ 37,100    1,419,075
Gannett Co., Inc........................................... 31,800    1,965,637
General Semiconductor, Inc. (b)............................ 16,550      191,359
Genzyme Corp............................................... 12,900      357,975
Geon Co....................................................  8,800      205,700
Goodyear Tire & Rubber Co.................................. 46,200    2,939,475
Harnischfeger Industries, Inc.............................. 24,300      858,094
Health Care and Retirement Corp. (b)....................... 15,350      617,837
Hibernia Corp.............................................. 17,800      334,862
Informix Corp. (b)......................................... 17,000       80,750
Interpublic Group of Companies, Inc........................ 20,850    1,038,591
Kimberly Clark Corp........................................ 38,600    1,903,463
Lear Corp. (b)............................................. 13,800      655,500
Lockheed Martin Corp....................................... 45,471    4,478,894
Lyondell Petrochemical Co.................................. 35,000      927,500
Manor Care, Inc............................................ 24,700      864,500

                                                          SHARES      VALUE
                                                        ---------- ------------
Martin Marietta Materials, Inc.........................      9,436 $    345,004
Masco Corp.............................................     37,400    1,902,725
Nabisco Holdings Corp..................................     32,700    1,583,906
National Service Industries, Inc.......................      6,300      312,244
Nextel Communications, Inc. (b)........................     44,000    1,144,000
NextLevel Systems, Inc. (b)............................     73,000    1,304,875
Old Republic International Corp........................      6,450      239,859
Peco Energy Co.........................................     95,600    2,318,300
Pentair, Inc...........................................     17,000      610,938
Pharmacia & UpJohn, Inc................................     17,200      629,950
Philip Morris Companies, Inc...........................     90,400    4,096,250
Raytheon Co., Class B..................................     38,000    1,919,000
Regions Financial Corp.................................      8,200      345,938
Reynolds & Reynolds Co.................................     31,200      575,250
Schering Plough Corp...................................     50,700    3,149,738
Seagate Technology, Inc. (b)...........................     28,600      550,550
Sears Roebuck & Co.....................................      3,900      176,475
Timken Co..............................................      9,400      323,125
Tyson Foods, Inc., Class A.............................     65,200    1,336,600
Ultramar Diamond Shamrock Corp.........................     36,490    1,163,119
US Bancorp.............................................     21,953    2,457,364
Vencor, Inc. (b).......................................     32,000      782,000
Viad Corp..............................................     31,500      608,344
Westvaco Corp..........................................      7,650      240,497
Witco Corp.............................................      5,000      204,062
Xerox Corp.............................................     58,300    4,303,269
York International Corp................................     20,000      791,250
                                                                   ------------
Total U.S. Equities (Cost $82,622,420).................             105,826,287
                                                                   ------------
                                                           FACE
                                                          AMOUNT      VALUE
                                                        ---------- ------------
Bonds -- 55.84%
U.S. CORPORATE BONDS -- 12.70%
Aid-Israel 0.000%, due 08/15/19........................ $5,162,000 $  1,355,954
Aid-Jordan
 8.750%, due 09/01/19..................................  3,620,237    4,435,912
Archer Daniels 6.950%, due 12/15/2097..................  1,995,000    2,021,956
Capital One Bank 6.830%, due 05/17/99..................  2,000,000    2,013,864
Chase Manhattan Auto Owner Trust
 96C-A4 6.150%, due 03/15/02...........................  1,360,000    1,362,135
Chase Manhattan Credit Card Trust
 96-4A 6.730%, due 02/15/03............................  2,000,000    2,019,160
Chrysler Corp. 7.400%, due 08/01/2097..................  2,380,000    2,539,220
Comcast Cable Communications 144-A
 8.500%, due 05/01/27..................................  2,000,000    2,359,092
Dayton Hudson Credit Card Master Trust
 95-1A 6.100%, due 02/25/02............................  2,000,000    2,001,740
Donaldson Lufkin & Jenrette
 FRN 6.700%, due 06/30/00..............................    840,000      850,303
Enron Corp. 6.750%, due 08/01/09.......................  4,500,000    4,537,395
GE Capital Mtg. Services, Inc.
 94-7 Class A12, 6.000%, due 02/25/09..................  1,270,601    1,236,739
GMAC 6.375%, due 12/01/01..............................  2,000,000    2,008,776
Lockheed Martin Corp.
 7.700%, due 06/15/08..................................  2,000,000    2,172,408
MBNA Global Capital Securities FRN
 6.519%, due 02/01/27..................................    215,000      197,485
New England Telephone & Telegraph
 6.300%, due 12/16/02..................................  1,835,000    1,838,764

--------------------------------------------------------------------------------
10

                    U.S. BALANCED FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                           FACE
                                                          AMOUNT       VALUE
                                                        ----------- -----------
News America Holdings
 7.750%, due 12/01/45.................................. $ 1,000,000 $ 1,041,108
Residential Asset Securitization Trust
 97-A 11 P4 7.000%, due 12/25/27.......................     280,000     280,875
Time Warner, Inc., 7.570%, due 02/01/24................   1,790,000   1,876,274
USA Waste Services
 6.500%, due 12/15/02..................................   1,720,000   1,715,679
                                                                    -----------
                                                                     37,864,839
                                                                    -----------
INTERNATIONAL DOLLAR BONDS -- 6.14%
Credit Suisse--London 144A
 7.900%, Resettable Perpetual Preferred................   2,170,000   2,289,571
Den Danske Bank 144A
 7.400%, due 06/15/10..................................   1,400,000   1,460,710
Empressa Nacional Electric
 7.875%, due 02/01/2097................................   2,335,000   2,472,366
International Bank for Reconstruction &
 Development 6.375%, due 07/21/05......................   1,500,000   1,538,438
LKB Baden-Wuerttemberg Finance NV
 8.125%, due 01/27/00..................................   1,780,000   1,849,546
Montell Finance Co. 144A
 8.100%, due 03/15/27..................................   1,610,000   1,890,022
Petroliam Nasional
 7.125%, due 08/15/05..................................   1,500,000   1,415,517
Province of Quebec
 7.500%, due 07/15/23..................................     750,000     808,680
Ras Laffan Liquefied Natural Gas Co. Ltd.
 144A 8.294%, due 03/15/14.............................   1,735,000   1,632,645
Skandinaviska Enskilda Banken 144A
 6.625%, Resettable Perpetual Preferred................   2,000,000   2,008,000
Southern Investments UK
 6.800%, due 12/01/06..................................     930,000     937,318
                                                                    -----------
                                                                     18,302,813
                                                                    -----------
MORTGAGE-BACKED SECURITIES -- 4.25%
Asset Securitization Corp. 96-D3A1B 7.210%, due
 10/13/26..............................................   2,600,000   2,714,665
Morgan Stanley Capital, Inc.
 6.830%, due 10/15/06..................................   1,227,297   1,253,082
PNC Mortgage Securities Corp.
 94-3A8 7.500%, due 07/25/24...........................   1,350,000   1,394,501
Prudential Home Mortgage Securities
 93-43 A9 6.750%, due 10/25/23.........................   1,387,428   1,368,102
 94-3 A10 6.500%, due 02/25/24.........................   2,855,000   2,742,799
UCFC Home Equity Loan
 97-Class A8 6.325%, FRN, due 09/15/27.................   1,236,672   1,235,646
Vanderbilt Mortgage Finance
 97-B1A3 6.975%, due 08/07/03..........................   1,925,000   1,978,631
                                                                    -----------
                                                                     12,687,426
                                                                    -----------
U.S. GOVERNMENT AGENCIES -- 16.99%
Federal Home Loan Mortgage Corp.
 6.500%, due 05/15/21..................................   2,159,690   2,159,798
 7.500%, due 01/15/23..................................   1,075,979   1,129,864
 0.000%, due 04/15/27 principal only...................   2,497,000   1,629,163

                                                            FACE
                                                           AMOUNT      VALUE
                                                         ---------- -----------
Federal Home Loan Mortgage Corp. Gold
 8.000%, due 05/01/23................................... $  717,095 $   741,969
 9.000%, due 03/01/24...................................    346,379     374,079
 9.500%, due 04/01/25...................................  1,030,008   1,100,177
Federal National Mortgage Association
 6.540%, due 09/18/02...................................  2,415,000   2,442,302
 6.959%, due 08/01/07...................................  3,065,973   3,196,277
 6.789%, due 11/01/07...................................    504,259     525,377
 6.500%, due 05/25/08...................................  1,491,555   1,488,706
 6.500%, due 08/25/08...................................  1,550,096   1,552,577
 8.000%, due 12/18/11...................................  1,000,000   1,074,974
 6.500%, due 12/25/23...................................  2,000,000   1,993,710
 7.000%, due 03/18/25...................................  2,190,000   2,191,778
 6.500%, due 04/01/26...................................    557,317     550,002
 6.500%, due 05/01/26...................................  2,007,715   1,981,364
 6.500%, due 12/01/26 TBA............................... 11,545,000  11,393,472
Federal National Mortgage Association Strips
 0.000%, due 04/01/27 principal only....................  3,045,025   2,312,392
 0.000%, due 07/01/27 principal only....................  1,236,317     924,539
Government National Mortgage Association
 8.000%, due 08/15/22...................................    871,861     904,010
 8.000%, due 11/15/22...................................  2,018,583   2,105,019
 7.500%, due 06/15/23...................................  2,900,313   2,970,103
 7.500%, due 08/15/23...................................  1,031,840   1,056,669
 7.500%, due 09/15/23...................................  1,052,633   1,077,963
 7.000%, due 12/15/23...................................    860,100     869,638
 9.000%, due 07/15/24...................................    136,239     145,690
 8.500%, due 11/15/24...................................    144,212     151,467
 8.500%, due 01/15/25...................................    281,633     295,803
 9.000%, due 05/15/25...................................    340,348     363,959
 7.500%, due 06/15/25...................................  1,885,081   1,932,416
                                                                    -----------
                                                                     50,635,257
                                                                    -----------
U.S. GOVERNMENT OBLIGATIONS-- 15.76%
U.S. Treasury Notes and Bonds
 6.000%, due 06/30/99................................... 30,805,000  30,959,025
 5.875%, due 08/31/99...................................  4,520,000   4,534,125
 7.750%, due 11/30/99...................................  1,110,000   1,150,931
 6.625%, due 07/31/01...................................  1,660,000   1,707,207
 6.250%, due 08/31/02...................................  5,500,000   5,613,438
 8.125%, due 05/15/21...................................  1,195,000   1,505,700
U.S. Treasury Principal Strip
 0.000%, due 08/15/03 principal only....................  2,090,000   1,517,340
                                                                    -----------
                                                                     46,987,766
                                                                    -----------
Total U.S. Bonds (Cost $163,017,803)....................            166,478,101
                                                                    -----------
Short-Term Investments -- 11.85%
U.S. GOVERNMENT OBLIGATIONS -- 0.33%
U.S. Treasury Bill 5.42%, due 05/28/98..................  1,015,000     993,430
                                                                    -----------
COMMERCIAL PAPER -- 11.52%
Bausch & Lomb Inc., 7.750%, due 01/02/98................  5,145,000   5,143,892

--------------------------------------------------------------------------------

                    U.S. BALANCED FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT      VALUE
                                                       ---------- ------------
Case Credit Corp.
 6.110%, due 01/20/98................................. $1,300,000 $  1,295,808
 6.030%, due 03/10/98.................................  1,500,000    1,483,725
 6.020%, due 03/13/98.................................  1,500,000    1,482,191
General American Transportation Corp. 7.500%, due
 01/07/98.............................................  3,489,000    3,484,639
GTE Corp.
 6.120%, due 02/20/98.................................  1,500,000    1,487,250
 6.020%, due 03/02/98.................................  1,500,000    1,484,950
Marriott Corp.
 6.300%, due 01/16/98.................................  2,000,000    1,994,750
 6.050%, due 02/09/98.................................  2,500,000    2,483,615
Nabisco Corp. 6.120%, due 01/16/98....................  2,000,000    1,994,900
Occidental Petroleum Corp. 6.000%, due 01/16/98.......  2,500,000    2,493,750
Praxair Corp. 6.550%, due 01/02/98....................  6,000,000    5,998,909
Safeway, Inc.
 6.700%, due 01/02/98.................................  2,000,000    1,999,628
 5.920%, due 01/22/98.................................  1,500,000    1,494,820
                                                                  ------------
                                                                    34,322,827
                                                                  ------------
Total Short-Term Investments
 (Cost $35,315,671)...................................              35,316,257
                                                                  ------------
Total Investments
 (Cost $280,955,894)--103.19% (a).....................             307,620,645
                                                                  ------------
Liabilities, less cash and other
 assets-- (3.19%).....................................              (9,510,432)
                                                                  ------------
Net Assets--100%......................................            $298,110,213
                                                                  ============

               See accompanying notes to schedule of investments.

--------------------------------------------------------------------------------
12

                    U.S. BALANCED FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $280,955,894; and net unrealized appreciation consisted of:

      Gross unrealized appreciation................................ $29,455,719
      Gross unrealized depreciation................................  (2,790,968)
                                                                    -----------
        Net unrealized appreciation................................ $26,664,751
                                                                    ===========

(b) Non-income producing security
FRN: Floating rate note--The rate disclosed is that in effect at December 31, 1997.
TBA: Security is subject to delayed delivery.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1997, the value of these securities amounted to $11,640,040, or 3.90% of net assets.
Resettable Perpetual Preferred: A bond with either no maturity date or a maturity date that is so far in the future that the bond will pay interest indefinitely. The issuer generally retains the right to call such a bond.

FUTURES CONTRACTS (NOTE 4)

The U.S. Balanced Fund had the following open futures contracts as of December 31, 1997:

                                    SETTLEMENT   COST/     CURRENT   UNREALIZED
                                       DATE     PROCEEDS    VALUE    GAIN/(LOSS)
                                    ---------- ---------- ---------- -----------
      INTEREST RATE FUTURES BUY
       CONTRACTS
      5 Year U.S. Treasury Note,
       82 contracts...............  March 1998 $8,874,678 $8,907,250  $ 32,572
      10 Year U.S. Treasury Note,
       4 contracts................  March 1998    445,655    448,625     2,970
      30 Year U.S. Treasury Bond,
       12 contracts...............  March 1998  1,437,871  1,445,625     7,754
      INDEX FUTURES SALE CONTRACTS
      Standard & Poor's 500, 67
       contracts..................  March 1998 16,329,119 16,399,925   (70,806)
                                                                      --------
        Total.....................                                    $(27,510)
                                                                      ========

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1997 was $993,430.



                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. BALANCED FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997 (UNAUDITED)

ASSETS:
 Investments, at value (Cost $280,955,894) (Note 1)............... $307,620,645
 Receivables:
  Investment securities sold......................................    4,674,233
  Dividends.......................................................      160,170
  Interest........................................................    1,521,608
  Fund shares sold................................................        5,000
 Other assets.....................................................       39,717
                                                                   ------------
    TOTAL ASSETS..................................................  314,021,373
                                                                   ------------
LIABILITIES:
 Payables:
  Investment securities purchased.................................   15,656,125
  Due to custodian bank...........................................       36,637
  Investment advisory fees (Note 2)...............................      170,379
  Accrued expenses................................................       48,019
                                                                   ------------
    TOTAL LIABILITIES.............................................   15,911,160
                                                                   ------------
NET ASSETS........................................................ $298,110,213
                                                                   ============
NET ASSETS CONSIST OF:
 Paid in capital (Note 6)......................................... $270,389,706
 Accumulated undistributed net investment income..................       81,662
 Accumulated net realized gain....................................    1,001,604
 Net unrealized appreciation......................................   26,637,241
                                                                   ------------
    NET ASSETS.................................................... $298,110,213
                                                                   ============
OFFERING PRICE PER SHARE:
 Brinson Class I:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $296,444,401 and 24,918,886 shares is-
   sued and outstanding) (Note 6)................................. $      11.90
                                                                   ============
 Brinson Class N:
  Net asset value, offering price and redemption price per share
   (Based on net assets of
   $1,059 and 89 shares issued and outstanding) (Note 6).......... $      11.90
                                                                   ============
 SwissKey Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of
   $1,664,753 and 140,637 shares issued and outstanding) (Note 6). $      11.84
                                                                   ============


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14

                    U.S. BALANCED FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)

INVESTMENT INCOME
 Interest.......................................................... $ 5,689,651
 Dividends.........................................................     958,489
                                                                    -----------
    TOTAL INCOME...................................................   6,648,140
                                                                    -----------
EXPENSES:
 Advisory (Note 2).................................................   1,005,745
 Administration....................................................      51,918
 Distribution (Note 5).............................................       4,384
 Other.............................................................      91,325
                                                                    -----------
    TOTAL EXPENSES.................................................   1,153,372
                                                                    -----------
    NET INVESTMENT INCOME .........................................   5,494,768
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments......................................................  13,452,774
  Futures contracts................................................  (2,376,619)
                                                                    -----------
    Net realized gain..............................................  11,076,155
                                                                    -----------
 Change in net unrealized appreciation or depreciation on:
  Investments .....................................................  (1,400,448)
  Futures contracts................................................   1,164,080
                                                                    -----------
    Change in net unrealized appreciation or depreciation..........    (236,368)
                                                                    -----------
 Net realized and unrealized gain..................................  10,839,787
                                                                    -----------
 Net increase in net assets resulting from operations.............. $16,334,555
                                                                    ===========



                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. BALANCED FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      YEAR
                                                SIX MONTHS ENDED     ENDED
                                                DECEMBER 31, 1997   JUNE 30,
                                                   (UNAUDITED)        1997
                                                ----------------- ------------
OPERATIONS:
 Net investment income.........................   $  5,494,768    $  9,809,363
 Net realized gain.............................     11,076,155      16,067,241
 Change in net unrealized appreciation or de-
  preciation...................................       (236,368)     10,534,773
                                                  ------------    ------------
 Net increase in net assets resulting from op-
  erations.....................................     16,334,555      36,411,377
                                                  ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income:
  Brinson Class I..............................     (8,638,019)     (7,953,731)
  Brinson Class N..............................            (30)             --
  SwissKey Class...............................        (46,180)        (43,714)
Distributions from net realized gain:
  Brinson Class I..............................    (20,202,719)    (10,324,917)
  Brinson Class N..............................            (75)             --
  SwissKey Class...............................       (121,168)        (65,778)
                                                  ------------    ------------
Total distributions to shareholders............    (29,008,191)    (18,388,140)
                                                  ------------    ------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold...................................     28,640,454      80,528,530
 Shares issued on reinvestment of distribu-
  tions........................................     28,947,784      18,312,423
 Shares redeemed...............................    (31,314,203)    (60,962,669)
                                                  ------------    ------------
 Net increase in net assets resulting from cap-
  ital share transactions (Note 6).............     26,274,035      37,878,284
                                                  ------------    ------------
    TOTAL INCREASE IN NET ASSETS...............     13,600,399      55,901,521
                                                  ------------    ------------
NET ASSETS:
 Beginning of year.............................    284,509,814     228,608,293
                                                  ------------    ------------
 End of year (including accumulated undistrib-
  uted net investment income of $81,662 and
  $3,271,123, respectively)....................   $298,110,213    $284,509,814
                                                  ============    ============


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16

                    U.S. BALANCED FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                          SIX MONTHS ENDED      YEAR          YEAR      DECEMBER 30, 1994*
                          DECEMBER 31, 1997     ENDED         ENDED          THROUGH
BRINSON CLASS I              (UNAUDITED)    JUNE 30, 1997 JUNE 30, 1996   JUNE 30, 1995
------------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period.........      $  12.53        $  11.71      $  11.23         $  10.00
                              --------        --------      --------         --------
 Income from investment
  operations:
  Net investment income.          0.26            0.47          0.44             0.23
  Net realized and
   unrealized gain......          0.45            1.29          1.04             1.16
                              --------        --------      --------         --------
    Total income from
     investment opera-
     tions..............          0.71            1.76          1.48             1.39
                              --------        --------      --------         --------
 Less distributions:
  Distributions from net
   investment income....         (0.40)          (0.40)        (0.43)           (0.16)
  Distributions from net
   realized gain........         (0.94)          (0.54)        (0.57)              --
                              --------        --------      --------         --------
    Total distributions.         (1.34)          (0.94)        (1.00)           (0.16)
                              --------        --------      --------         --------
Net asset value, end of
 period.................      $  11.90        $  12.53      $  11.71         $  11.23
                              ========        ========      ========         ========
Total return (non-
 annualized)............          5.89%          15.50%        13.52%           13.91%
Ratios/Supplemental data
 Net assets, end of pe-
  riod (in 000s)........      $296,444        $282,860      $227,829         $157,724
 Ratio of expenses to
  average net assets:
  Before expense reim-
   bursement............          0.80%**         0.88%         1.01%            1.06%**
  After expense reim-
   bursement............           N/A            0.80%         0.80%            0.80%**
 Ratio of net investment
  income to average net
  assets:
  Before expense reim-
   bursement............          3.83%**         3.78%         3.76%            4.36%**
  After expense reim-
   bursement............           N/A            3.86%         3.97%            4.63%**
 Portfolio turnover
  rate..................            94%            329%          240%             196%
 Average commission rate
  paid per share........      $ 0.0536         $0.0441      $ 0.0481              N/A

 *Commencement of investment operations
**Annualized
N/A = Not applicable

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. BALANCED FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                               SIX MONTHS ENDED
                                                              DECEMBER 31, 1997*
BRINSON CLASS N                                                  (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value, beginning of period.........................      $ 12.53
                                                                   -------
 Income from investment operations:
  Net investment income......................................         0.25
  Net realized and unrealized gain...........................         0.44
                                                                   -------
    Total income from investment operations..................         0.69
                                                                   -------
 Less distributions:
  Distributions from net investment income...................        (0.38)
  Distributions from net realized gain.......................        (0.94)
                                                                   -------
    Total distributions......................................        (1.32)
                                                                   -------
Net asset value, end of period...............................      $ 11.90
                                                                   =======
Total return (non-annualized)................................         5.72%
Ratios/Supplemental Data:
 Net assets, end of period (in 000s).........................      $     1
 Ratio of expenses to average net assets:
  Before expense reimbursement...............................         1.05%**
 Ratio of net investment income to average net assets:
  Before expense reimbursement...............................         3.64%**
 Portfolio turnover rate.....................................           94%
 Average commission rate paid per share......................      $0.0536

 *Commencement of Brinson Class N was June 30, 1997.
**Annualized
N/A = Not applicable


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
18

                    U.S. BALANCED FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                 SIX MONTHS ENDED      YEAR      JULY 31, 1995*
                                 DECEMBER 31, 1997     ENDED        THROUGH
SWISSKEY CLASS                      (UNAUDITED)    JUNE 30, 1997 JUNE 30, 1996
-------------------------------------------------------------------------------
Net asset value, beginning of
 period.........................      $ 12.46         $ 11.67       $ 11.38
                                      -------         -------       -------
 Income from investment opera-
  tions:
  Net investment income.........         0.23            0.38          0.42
  Net realized and unrealized
   gain.........................         0.45            1.31          0.86
                                      -------         -------       -------
    Total income from investment
     operations.................         0.68            1.69          1.28
                                      -------         -------       -------
 Less distributions:
  Distributions from net invest-
   ment income..................        (0.36)          (0.36)        (0.42)
  Distributions from net real-
   ized gain....................        (0.94)          (0.54)        (0.57)
                                      -------         -------       -------
    Total distributions.........        (1.30)          (0.90)        (0.99)
                                      -------         -------       -------
Net asset value, end of period..      $ 11.84         $ 12.46       $ 11.67
                                      =======         =======       =======
Total return (non-annualized)...         5.56%          14.99%        11.54%
Ratios/Supplemental data
 Net assets, end of period (in
  000s).........................      $ 1,665         $ 1,649       $   779
 Ratio of expenses to average
  net assets:
  Before expense reimbursement..         1.30%**         1.38%         1.51%**
  After expense reimbursement...          N/A            1.30%         1.30%**
 Ratio of net investment income
  to average net assets:
  Before expense reimbursement..         3.33%**         3.28%         3.26%**
  After expense reimbursement...          N/A            3.36%         3.47%**
 Portfolio turnover rate........           94%            329%          240%
 Average commission rate paid
  per share.....................      $0.0536         $0.0441       $0.0481

 *Commencement of SwissKey Class
**Annualized
N/A = Not applicable

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 U.S. Equity Fund

--------------------------------------------------------------------------------

The U.S. Equity Fund is an actively managed portfolio invested in common stocks of U.S. corporations. The portfolio is diversified by issue and industry; it is typically 70% invested in large capitalization stocks, with the remaining 30% in intermediate and small capitalization stocks. Investment strategies emphasize stock selection with attention to the management of factor and industry exposures.

Since its performance inception on July 31, 1995, the SwissKey U.S. Equity Fund has provided an annualized return of 26.25% compared to 26.04% for the benchmark, the Wilshire 5000 Index. The annualized volatility of the SwissKey U.S. Equity Fund has been 11.47% since inception, slightly below the 11.81% volatility for the Wilshire 5000 Equity Index. In 1997, the SwissKey U.S. Equity Fund's total return of 24.23% trailed the 31.29% return for its benchmark.

Almost all of the U.S. Equity Fund's underperformance occurred in the fourth quarter against the backdrop of a stock market environment heavily influenced by a "flight to quality" mentality on the part of investors. Such an environment was precipitated by difficulties in the Southeast Asian economies. There were indications of trouble in the region earlier in 1997, but the problems came to the fore in the final quarter as the magnitude of credit excesses became more apparent, future economic growth rates were revised sharply lower and currency values in country after country plummeted. U.S. financial markets and the dollar were viewed as a safe haven. Not surprisingly, the strongest relative performance within the stock market was posted by the highest quality, largest capitalization issues.

The U.S. Equity Fund was not positioned well for these fourth quarter developments. The problem was not an unusually heavy weight in low quality, small capitalization issues. Rather, the problem was that the Fund was minimally weighted in those few very large, very high quality issues which have come to dominate the market in recent years and which performed strongly in the fourth quarter. The 20 largest U.S. stocks now account for over 30% of the total market value of the S&P 500, and most of them are concentrated in the relatively defensive consumer nondurable, international oil and telephone utility industries. Our researchers recognize the strong products, capable managements and worldwide market positions which characterize most of these companies, and they have taken these factors into account in formulating their future estimates of profitability and growth. However, based upon their work, we found these stocks to be relatively overvalued throughout 1997, a mispricing that by the end of the year was as high as we have observed since the inception of our present organization in 1981.

As we enter 1998, our price/value discipline leads us to maintain an underweight in such issues. More specifically, the Fund is positioned with factor overweightings in the traditional value measures of book-price, earnings-price and yield, and underweights in growth, size and foreign earnings. From an industry standpoint, meaningful deviations from the benchmark include overweightings in healthcare, defense and electric utilities. Important underweights include energy, telephone utilities, miscellaneous finance and semiconductor/personal computer issues.

 U.S. Equity Fund

--------------------------------------------------------------------------------

 Total Return

                                                      6 months    1 year     7/31/95*
                                                       ended      ended        to
                                                      12/31/97   12/31/97   12/31/97
-------------------------------------------------------------------------------------
SwissKey U.S. Equity Fund                              6.59%      24.23%     26.25%
Wilshire 5000 Index                                   11.60       31.29      26.04
-------------------------------------------------------------------------------------

* Inception date of the SwissKey U.S. Equity Fund.
Total return includes reinvestment of all capital gain and income distributions. All total returns in excess of 1 year are average annualized returns.

 Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the SwissKey U.S. Equity Fund and the Wilshire 5000 Index if you had invested $10,000 on July 31, 1995, and had reinvested all your income dividends and capital gain distributions through December 31, 1997. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

SwissKey U.S. Equity Fund
vs. Wilshire 5000 Index
Wealth Value with Dividends Reinvested


                          [GRAPH CHART APPEARS HERE]

                 SwissKey U.S.
                  Equity Fund      Wilshire 5000 Index
------------------------------------------------------
 7/31/95            $10,000              $10,000
 8/31/95            $10,184              $10,098
 9/30/95            $10,570              $10,483
10/31/95            $10,528              $10,377
11/30/95            $11,122              $10,817
12/31/95            $11,335              $10,994
 1/31/96            $11,790              $11,288
 2/29/96            $11,971              $11,486
 3/31/96            $12,194              $11,612
 4/30/96            $12,418              $11,898
 5/31/96            $12,615              $12,224
 6/30/96            $12,570              $12,123
 7/31/96            $11,958              $11,469
 8/31/96            $12,415              $11,836
 9/30/96            $12,966              $12,466
10/31/96            $13,242              $12,640
11/30/96            $14,156              $13,478
12/31/96            $14,157              $13,326
 1/31/97            $14,663              $14,039
 2/28/97            $14,757              $14,033
 3/31/97            $14,260              $13,412
 4/30/97            $14,691              $13,997
 5/31/97            $15,759              $14,989
 6/30/97            $16,499              $15,677
 7/31/97            $17,756              $16,883
 8/31/97            $17,053              $16,248
 9/30/97            $17,812              $17,207
10/31/97            $16,865              $16,634
11/30/97            $17,193              $17,178
12/31/97            $17,587              $17,496

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 U.S. Equity Fund

--------------------------------------------------------------------------------

 Industry Diversification

As a Percent of Net Assets
As of December 31, 1997 (Unaudited)
-----------------------------------

U.S. EQUITIES
Energy....................   3.80%
Capital Investment
 Capital Goods............   6.64
 Technology...............   8.10
                           ------
                            14.74
Basic Industries
 Chemicals................   1.97
 Housing/Paper............   4.78
 Metals...................   0.83
                           ------
                             7.58
Consumer
 Non-Durables.............   9.11
 Retail/Apparel...........   4.79
 Autos/Durables...........   3.68
 Discretionary............   3.44
 Health: Drugs............   7.61
 Health: Non-Drugs........   4.02
                           ------
                            32.65
Financial
 Banks....................   7.38
 Non-Banks................   6.56
                           ------
                            13.94
Utilities
 Electric.................   5.78
 Telephone................   1.01
                           ------
                             6.79

Transportation............   5.78
Services/Misc.............   8.86
                           ------
    Total U.S. Equities...  94.14*
                           ------
SHORT-TERM INVESTMENTS....   5.45*
                           ------
    TOTAL INVESTMENTS.....  99.59
                           ------
CASH AND OTHER ASSETS,
 LESS LIABILITIES.........   0.41
                           ------
NET ASSETS................ 100.00%
                           ======

--------------------------------------------------------------------------------
* The Fund held a long position in stock index futures on December 31, 1997 which increased U.S. Equity exposure from 94.14% to 99.64% and reduced exposure to Short-Term Investments from 5.45% to -0.05%.

 Top Ten U.S. Equity Holdings

As of December 31, 1997 (Unaudited)

                                          Percent of
                                          Net Assets
----------------------------------------------------
 1. Lockheed Martin Corp.                    4.02%
 2. Xerox Corp.                              3.86
 3. Philip Morris Companies, Inc.            3.67
 4. CIGNA Corp.                              3.25
 5. Aon Corp.                                3.07
 6. Schering Plough Corp.                    2.85
 7. Burlington Northern Santa Fe Corp.       2.80
 8. Federal Express Corp.                    2.65
 9. Goodyear Tire & Rubber Co.               2.63
10. Automatic Data Processing, Inc.          2.31
----------------------------------------------------

                    U.S. EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                             SHARES    VALUE
                                                             ------- ----------
U.S. Equities -- 94.14%
Allergan, Inc............................................... 162,500 $5,453,906
Alza Corp. (b).............................................. 158,500  5,042,281
American Home Products Corp................................. 128,000  9,792,000
Aon Corp.................................................... 288,750 16,927,969
Automatic Data Processing, Inc.............................. 207,800 12,753,725
Baxter International, Inc................................... 205,000 10,339,688
Beckman Instruments, Inc....................................  62,000  2,480,000
Biogen, Inc. (b)............................................  62,100  2,258,888
Birmingham Steel Corp.......................................  63,700  1,003,275
Boston Technology, Inc. (b).................................  63,300  1,590,413
Briggs & Stratton Corp......................................  10,900    529,331
Burlington Northern Santa Fe Corp. ......................... 166,500 15,474,094
Champion Enterprises, Inc. (b).............................. 100,200  2,060,363
Champion International Corp.................................   8,500    385,156
Chase Manhattan Corp........................................  84,900  9,296,550
CIGNA Corp.................................................. 103,600 17,929,275
Circuit City Stores-Circuit City Group...................... 234,100  8,325,181
Citicorp....................................................  77,000  9,735,687
CMS Energy Corp............................................. 204,600  9,015,188
Comerica, Inc...............................................  43,600  3,934,900
Commscope, Inc. (b)......................................... 120,599  1,620,549
Comverse Technology, Inc. (b)...............................  31,200  1,216,800
Corning, Inc................................................ 329,600 12,236,400
Covance, Inc (b)............................................  79,850  1,587,019
CPC International, Inc......................................  69,400  7,495,200
Crown Cork & Seal Co., Inc..................................  75,400  3,779,425
CVS Corp.................................................... 100,600  6,444,688
Dial Corp...................................................  81,900  1,704,544
Eastman Chemical Co.........................................  87,300  5,199,806
Echlin, Inc.................................................  44,500  1,610,344
EMC Corp. (b)............................................... 453,100 12,431,931
Enron Corp.................................................. 212,400  8,827,875
Entergy Corp................................................ 413,700 12,385,144
Federal Express Corp. (b)................................... 239,500 14,624,469
First American Corp. of Tennessee...........................  41,500  2,064,625
First Data Corp............................................. 383,230 11,209,477
First Security Corp.........................................  52,300  2,190,062
FirstEnergy Corp............................................ 123,905  3,593,245
Fleetwood Enterprises, Inc..................................  45,100  1,913,931
Food Lion, Inc., Class A.................................... 300,900  2,538,844
Forest Laboratories, Inc. (b)...............................  72,900  3,594,881
Fort James Corp............................................. 185,100  7,080,075
Gannett Co., Inc............................................ 157,400  9,729,287
General Semiconductor, Inc. (b).............................  82,075    948,992
Genzyme Corp................................................  64,100  1,778,775
Geon Co.....................................................  43,700  1,021,487
Goodyear Tire & Rubber Co................................... 227,700 14,487,412
Harnischfeger Industries, Inc............................... 120,400  4,251,625
Health Care and Retirement Corp. (b)........................  71,450  2,875,863
Hibernia Corp...............................................  88,100  1,657,381
Informix Corp. (b)..........................................  66,900    317,775
Interpublic Group of Companies, Inc......................... 103,350  5,148,122
Kimberly Clark Corp......................................... 185,400  9,142,537
Lear Corp. (b)..............................................  68,300  3,244,250
Lockheed Martin Corp........................................ 225,026 22,165,061
Lyondell Petrochemical Co................................... 173,200  4,589,800
Manor Care, Inc............................................. 113,900  3,986,500
Martin Marietta Materials, Inc..............................  46,357  1,694,928
Masco Corp.................................................. 184,800  9,401,700
Nabisco Holdings Corp....................................... 161,500  7,822,656
National Service Industries, Inc............................  31,000  1,536,438
Nextel Communications, Inc. (b)............................. 221,500  5,759,000

                                                       SHARES      VALUE
                                                     ---------- ------------
NextLevel Systems, Inc. (b).........................    361,400 $  6,460,025
Old Republic International Corp.....................     28,150    1,046,828
Peco Energy Co......................................    472,900   11,467,825
Pentair, Inc........................................     83,800    3,011,563
Pharmacia & Upjohn, Inc.............................     82,900    3,036,213
Philip Morris Companies, Inc........................    447,300   20,268,281
Raytheon Co., Class B ..............................    187,700    9,478,850
Regions Financial Corp..............................     40,700    1,717,031
Reynolds & Reynolds Co..............................    154,400    2,846,750
Schering Plough Corp................................    252,800   15,705,200
Seagate Technology, Inc. (b)........................    141,500    2,723,875
Sears, Roebuck and Co...............................     17,200      778,300
Timken Co...........................................     40,900    1,405,938
Tyson Foods, Inc., Class A..........................    322,500    6,611,250
Ultramar Diamond Shamrock Corp......................    180,318    5,747,636
US Bancorp..........................................    104,448   11,691,592
Vencor, Inc. (b)....................................    157,600    3,851,350
Viad Corp...........................................    155,600    3,005,025
Westvaco Corp.......................................     37,800    1,188,337
Witco Corp. ........................................     25,700    1,048,881
Xerox Corp..........................................    288,400   21,287,525
York International Corp.............................     98,700    3,904,819
                                                                ------------
Total U.S. Equities
 (Cost $452,651,427)................................             519,519,887
                                                                ------------
                                                        FACE
                                                       AMOUNT      VALUE
                                                     ---------- ------------
Short-Term Investments -- 5.45%
U.S. GOVERNMENT OBLIGATIONS -- 0.09%
U.S. Treasury Bill
 5.420%, due 05/28/98............................... $  495,000 $    484,481
                                                                ------------
COMMERCIAL PAPER -- 5.36%
Bausch & Lomb Inc.
 7.750%, due 01/02/98                                 2,565,000    2,564,448
Cummins Engine Company, Inc. 7.000%, due 01/02/98... 10,000,000    9,998,056
General American Transportation Corp.
 7.500%, due 01/07/98...............................    951,000      949,811
Nabisco Inc.
 6.700%, due 01/05/98...............................  1,000,000      999,256
Praxair Inc.
 6.550%, due 01/02/98...............................  5,000,000    4,999,090
Solutia Inc.
 7.000% due 01/02/98................................ 10,083,000   10,081,039
                                                                ------------
                                                                  29,591,700
                                                                ------------
Total Short-Term Investments
 (Cost $30,076,290)                                               30,076,181
                                                                ------------
Total Investments
 (Cost $482,727,717) -- 99.59% (a)..................             549,596,068
                                                                ------------
Cash and other assets,
 less liabilities--0.41%............................               2,264,881
                                                                ------------
Net Assets -- 100%..................................            $551,860,949
                                                                ============

See accompanying notes to schedule of investments.

--------------------------------------------------------------------------------

                    U.S. EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $482,727,717; and net unrealized appreciation consisted of:

      Gross unrealized appreciation................................ $78,689,103
      Gross unrealized depreciation................................ (11,820,752)
                                                                    -----------
        Net unrealized appreciation................................ $66,868,351
                                                                    ===========

(b) Non-income producing security

FUTURES CONTRACTS (NOTE 4)

The U.S. Equity Fund had the following open index futures contracts as of December 31, 1997:

                                   SETTLEMENT               CURRENT   UNREALIZED
                                      DATE       COST        VALUE       GAIN
                                   ---------- ----------- ----------- ----------
      INDEX FUTURES BUY CONTRACTS
      Standard & Poor's 500, 124
       contracts.................  March 1998 $29,802,893 $30,352,100  $549,207
                                                                       ========

The segregated cash and aggregate market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1997 were $815,000 and $484,481, respectively.




                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
24

                    U.S. EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997 (UNAUDITED)

ASSETS:
 Investments, at value (Cost $482,727,717) (Note 1) .............. $549,596,068
 Cash.............................................................    1,298,691
 Receivables:
  Investment securities sold......................................    3,932,114
  Dividends.......................................................      775,755
  Fund shares sold................................................   17,912,366
 Other assets.....................................................       97,684
                                                                   ------------
    TOTAL ASSETS..................................................  573,612,678
                                                                   ------------
LIABILITIES:
 Payables:
  Investment securities purchased.................................   19,694,740
  Fund shares redeemed............................................    1,672,529
  Investment advisory fees (Note 2)...............................      302,102
  Accrued expenses................................................       82,358
                                                                   ------------
    TOTAL LIABILITIES.............................................   21,751,729
                                                                   ------------
NET ASSETS........................................................ $551,860,949
                                                                   ============
NET ASSETS CONSIST OF:
 Paid in capital (Note 6)......................................... $483,976,569
 Accumulated undistributed net investment income..................       14,392
 Accumulated net realized gain....................................      452,430
 Net unrealized appreciation......................................   67,417,558
                                                                   ------------
    NET ASSETS.................................................... $551,860,949
                                                                   ============
OFFERING PRICE PER SHARE:
 Brinson Class I:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $507,739,810 and 28,880,535 shares is-
   sued and outstanding) (Note 6)................................. $      17.58
                                                                   ============
 Brinson Class N:
  Net asset value, offering price and redemption price per share
   (Based on net assets of
   $1,072 and 61 shares issued and outstanding) (Note 6).......... $      17.58
                                                                   ============
 SwissKey Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $44,120,067 and 2,517,356 shares issued
   and outstanding) (Note 6)...................................... $      17.53
                                                                   ============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)

INVESTMENT INCOME:
 Dividends......................................................... $ 3,920,692
 Interest..........................................................     361,435
                                                                    -----------
    TOTAL INCOME...................................................   4,282,127
                                                                    -----------
EXPENSES:
 Advisory (Note 2).................................................   1,577,328
 Administration....................................................     116,010
 Distribution (Note 5).............................................     106,721
 Other.............................................................     108,634
                                                                    -----------
    TOTAL EXPENSES.................................................   1,908,693
                                                                    -----------
    NET INVESTMENT INCOME..........................................   2,373,434
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN:
 Net realized gain on:
  Investments......................................................  15,557,861
  Futures contracts................................................   1,061,031
                                                                    -----------
    Net realized gain .............................................  16,618,892
                                                                    -----------
 Change in net unrealized appreciation or depreciation on:
  Investments .....................................................   8,599,085
  Futures contracts ...............................................     314,472
                                                                    -----------
    Change in net unrealized appreciation or depreciation..........   8,913,557
                                                                    -----------
 Net realized and unrealized gain .................................  25,532,449
                                                                    -----------
 Net increase in net assets resulting from operations.............. $27,905,883
                                                                    ===========


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
26

                    U.S. EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      YEAR
                                                SIX MONTHS ENDED     ENDED
                                                DECEMBER 31, 1997     JUNE
                                                   (UNAUDITED)      30, 1997
                                                ----------------- ------------
OPERATIONS:
 Net investment income.........................   $  2,373,434    $  2,268,618
 Net realized gain ............................     16,618,892      21,580,018
 Change in net unrealized appreciation or de-
  preciation ..................................      8,913,557      40,886,740
                                                  ------------    ------------
 Net increase in net assets resulting from op-
  erations.....................................     27,905,883      64,735,376
                                                  ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income:
   Brinson Class I.............................     (2,888,381)     (1,717,943)
   Brinson Class N.............................             (5)             --
   SwissKey Class..............................       (150,200)        (87,137)
 Distributions from net realized gain:
   Brinson Class I.............................    (28,383,478)    (12,393,329)
   Brinson Class N.............................            (64)             --
   SwissKey Class..............................     (2,678,144)       (838,501)
                                                  ------------    ------------
 Total distributions to shareholders...........    (34,100,272)    (15,036,910)
                                                  ------------    ------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold...................................    203,834,470     212,394,882
 Shares issued on reinvestment of distribu-
  tions........................................     30,526,642      14,138,565
 Shares redeemed...............................    (49,295,234)    (34,971,198)
                                                  ------------    ------------
 Net increase in net assets resulting from cap-
  ital share transactions (Note 6).............    185,065,878     191,562,249
                                                  ------------    ------------
    TOTAL INCREASE IN NET ASSETS...............    178,871,489     241,260,715
                                                  ------------    ------------
NET ASSETS:
 Beginning of year.............................    372,989,460     131,728,745
                                                  ------------    ------------
 End of year (including accumulated undistrib-
  uted net investment income of $14,392 and
  $679,544, respectively)......................   $551,860,949    $372,989,460
                                                  ============    ============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. EQUITY FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                          SIX MONTHS ENDED     YEAR ENDED JUNE 30,       FEBRUARY 22, 1994*
                          DECEMBER 31, 1997 ---------------------------       THROUGH
BRINSON CLASS I              (UNAUDITED)      1997      1996     1995      JUNE 30, 1994
-------------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period.........      $  17.64      $  14.59  $  11.53  $  9.65        $10.00
                              --------      --------  --------  -------        ------
 Income from investment
  operations:
  Net investment income.          0.08          0.15      0.17     0.16          0.05
  Net realized and
   unrealized gain
   (loss)...............          1.10          4.27      3.31     1.89         (0.36)
                              --------      --------  --------  -------        ------
    Total income (loss)
     from investment
     operations.........          1.18          4.42      3.48     2.05         (0.31)
                              --------      --------  --------  -------        ------
 Less distributions:
  Distributions from net
   investment income....         (0.11)        (0.14)    (0.17)   (0.14)        (0.04)
  Distributions from net
   realized gain........         (1.13)        (1.23)    (0.25)   (0.03)          --
                              --------      --------  --------  -------        ------
    Total distributions.         (1.24)        (1.37)    (0.42)   (0.17)        (0.04)
                              --------      --------  --------  -------        ------
Net asset value, end of
 period.................      $  17.58      $  17.64  $  14.59  $ 11.53        $ 9.65
                              ========      ========  ========  =======        ======
Total return (non-
 annualized)............          6.87%        31.87%    30.57%   21.45%        (3.10)%
Ratios/Supplemental data
 Net assets, end of pe-
  riod (in 000s)........      $507,740      $337,949  $126,342  $42,573        $8,200
 Ratio of expenses to
  average net assets:
  Before expense reim-
   bursement............          0.80%**       0.89%     1.14%    1.70%         5.40% **
  After expense reim-
   bursement............           N/A          0.80%     0.80%    0.80%         0.80% **
 Ratio of net investment
  income to average net
  assets:
  Before expense reim-
   bursement............          1.10%**       1.06%     1.13%    1.09%        (2.82)%**
  After expense reim-
   bursement............           N/A          1.15%     1.47%    1.99%         1.78% **
 Portfolio turnover
  rate..................            19%           43%       36%      33%            9%
 Average commission rate
  paid per share........      $ 0.0426      $ 0.0422  $ 0.0457      N/A           N/A

 *Commencement of investment operations
**Annualized
N/A = Not applicable

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
28

                    U.S. EQUITY FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                               SIX MONTHS ENDED
                                                              DECEMBER 31, 1997*
BRINSON CLASS N                                                  (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value, beginning of period.........................      $ 17.64
                                                                   -------
 Income from investment operations:
  Net investment income......................................         0.08
  Net realized and unrealized gain...........................         1.07
                                                                   -------
    Total income from investment operations..................         1.15
                                                                   -------
 Less distributions:
  Distributions from net investment income...................        (0.09)
  Distributions from net realized gain.......................        (1.12)
                                                                   -------
    Total distributions......................................        (1.21)
                                                                   -------
Net asset value, end of period...............................      $ 17.58
                                                                   =======
Total return (non-annualized)................................         6.73%
Ratios/Supplemental Data:
 Net assets, end of period (in 000s).........................      $     1
 Ratio of expenses to average net assets:
  Before expense reimbursement...............................         1.05%**
 Ratio of net investment income to average net assets:
  Before expense reimbursement...............................         0.77%**
 Portfolio turnover rate.....................................           19%
 Average commission rate paid per share......................      $0.0426

 *Commencement of Brinson Class N was June 30, 1997
**Annualized
N/A = Not applicable


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. EQUITY FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                 SIX MONTHS ENDED      YEAR      JULY 31, 1995*
                                 DECEMBER 31, 1997     ENDED        THROUGH
SWISSKEY CLASS                      (UNAUDITED)    JUNE 30, 1997 JUNE 30, 1996
-------------------------------------------------------------------------------
Net asset value, beginning of
 period.........................      $ 17.59         $ 14.58       $ 11.94
                                      -------         -------       -------
 Income from investment opera-
  tions:
  Net investment income.........         0.04            0.11          0.10
  Net realized and unrealized
   gain.........................         1.09            4.22          2.92
                                      -------         -------       -------
    Total income from investment
     operations.................         1.13            4.33          3.02
                                      -------         -------       -------
 Less distributions:
  Distributions from net invest-
   ment income..................        (0.06)          (0.09)        (0.13)
  Distributions from net real-
   ized gain....................        (1.13)          (1.23)        (0.25)
                                      -------         -------       -------
    Total distributions.........        (1.19)          (1.32)        (0.38)
                                      -------         -------       -------
Net asset value, end of period..      $ 17.53         $ 17.59       $ 14.58
                                      =======         =======       =======
Total return (non-annualized)...         6.59%          31.28%        25.70%
Ratios/Supplemental data
 Net assets, end of period (in
  000s).........................      $44,120         $35,039       $ 5,387
 Ratio of expenses to average
  net assets:
  Before expense reimbursement..         1.32%**         1.41%         1.66%**
  After expense reimbursement...          N/A            1.32%         1.32%**
 Ratio of net investment income
  to average net assets:
  Before expense reimbursement..         0.57%**         0.54%         0.61%**
  After expense reimbursement...          N/A            0.63%         0.95%**
 Portfolio turnover rate........           19%             43%           36%
 Average commission rate paid
  per share.....................      $0.0426         $0.0422       $0.0457

 *Commencement of SwissKey Class
**Annualized
N/A=Not applicable

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
30

 U.S. Bond Fund

--------------------------------------------------------------------------------

The U.S. Bond Fund is an actively managed diversified portfolio of U.S. dollar-denominated investment-grade fixed income securities. Macroeconomic and monetary analysis are the key elements in our strategy. We develop expectations about the returns on U.S. bonds based on the divergence of current market yields from our estimates of equilibrium yields. Relative value analysis serves as the basis of both our sector and individual security selection.

Since its inception on August 31, 1995, the SwissKey U.S. Bond Fund has provided an annualized return of 7.53%, compared to 7.99% for the benchmark, Salomon Brothers Broad Investment Grade Bond Index. The Fund's annualized return volatility since inception of 4.57% exceeds the 3.76% volatility of the benchmark.

In 1997, the Fund's return of 9.05% slightly trailed the benchmark return of 9.62%. The performance in 1997 was a function of successful duration and yield curve strategies as well as issue selection primarily within the mortgage-backed sector. Portfolio duration was targeted at 1.3 times benchmark duration from the beginning of 1997 until early in the third quarter, when duration was shortened to neutral.

Following a 25 basis point increase in the overnight funds rate target in March, Federal Reserve interest rate policy was unchanged for the balance of the year. While short-term market interest rates generally rose in line with the overnight funds market, long-term interest rates showed substantial declines in 1997. Thirty-year Treasury bond yields fell by 70 basis points to end 1997 at the 5.9% level. Declines in reported inflation and in inflationary expectations were the major factors associated with falling long-term interest rates. Another positive for the bond market was the continued decline in the Federal deficits which reduced Treasury debt supply. The good inflation performance was achieved at a time when the underlying pace of real economic activity was quite robust. Strong job creation led to a decline in unemployment rates to levels not seen since the 1960s.

During the year, fixed income investors responded more to the favorable inflation data than to the risks of above-trend growth and the tight labor market. Interest rates began the year slightly above 6.60% and moved higher well into the second quarter in conjunction with the March Federal Reserve tightening and Federal Reserve Chairman Greenspan's now famous "irrational exuberance" speech. By the end of the second quarter with inflation remaining contained and no further hints of additional Fed tightening, interest rates began a steady decline which carried through year-end. In the final quarter of 1997 domestic economic strength, which would typically be viewed as a negative by the fixed income markets, was more than offset by developments in Asia. A dramatic depreciation in the Asian equity and currency markets gave rise to concerns about global deflation, providing further support to U.S. bond markets. The Asian turmoil had a dual impact on the U.S. bond market as a "flight-to-quality" provided fuel to the interest rate decline while the prospective negative influence on the U.S. economy propelled corporate bond credit spreads to their widest levels of the decade.

 U.S. Bond Fund

--------------------------------------------------------------------------------

 Industry Diversification

As a Percent of Net Assets
As of December 31, 1997 (Unaudited)
----------------------------------------------------------

U.S. BONDS
Corporate Bonds
 Asset-Backed....................................    7.89%
 CMO.............................................    6.89
 Consumer........................................    0.75
 Financial.......................................   11.68
 Industrial......................................    9.39
 Telecommunications..............................    2.21
                                                   ------
    Total U.S. Corporate Bonds...................   38.81

U.S. Government Agencies.........................   23.90
U.S. Government Obligations......................   20.22
International Dollar Bonds.......................    8.72
                                                   ------
    Total U.S. Bonds.............................   91.65
SHORT-TERM INVESTMENTS...........................    6.07
                                                   ------
    TOTAL INVESTMENTS............................   97.72
LIABILITIES, LESS CASH AND OTHER ASSETS..........    2.28
                                                   ------
NET ASSETS.......................................  100.00%
                                                   ======
----------------------------------------------------------

 U.S. Bond Fund

--------------------------------------------------------------------------------


 Total Return

                                                            6 months    1 year    Annualized
                                                             ended      ended     8/31/95* to
                                                            12/31/97   12/31/97    12/31/97
---------------------------------------------------------------------------------------------
SwissKey U.S. Bond Fund                                       6.31%      9.05%       7.53%
Salomon Brothers Broad Investment Grade (BIG) Bond Index      6.37       9.62        7.99
---------------------------------------------------------------------------------------------

* Inception date of the SwissKey U.S. Bond Fund.
Total return includes reinvestment of all capital gain and income distributions.

 Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the SwissKey U.S. Bond Fund and the Salomon Brothers Broad Investment Grade (BIG) Bond Index if you had invested $10,000 on August 31, 1995, and had reinvested all your income dividends and capital gain distributions through December 31, 1997. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

SwissKey U.S. Bond Fund
vs. Salomon Brothers BIG Bond Index
Wealth Value with Dividends Reinvested


                          [GRAPH CHART APPEARS HERE]

                 SwissKey U.S.
                   Bond Fund       Salomon Brothers BIG
-------------------------------------------------------
 8/31/95            $10,000              $10,000
 9/30/95            $10,080              $10,094
10/31/95            $10,230              $10,229
11/30/95            $10,390              $10,389
12/31/95            $10,529              $10,532
 1/31/96            $10,591              $10,604
 2/29/96            $10,366              $10,425
 3/31/96            $10,284              $10,350
 4/30/96            $10,202              $10,273
 5/31/96            $10,161              $10,268
 6/30/96            $10,324              $10,400
 7/31/96            $10,345              $10,428
 8/31/96            $10,283              $10,413
 9/30/96            $10,491              $10,594
10/31/96            $10,762              $10,832
11/30/96            $11,032              $11,011
12/31/96            $10,861              $10,914
 1/31/97            $10,871              $10,956
 2/28/97            $10,893              $10,968
 3/31/97            $10,731              $10,857
 4/30/97            $10,893              $11,012
 5/31/97            $11,001              $11,116
 6/30/97            $11,141              $11,248
 7/31/97            $11,479              $11,553
 8/31/97            $11,370              $11,453
 9/30/97            $11,522              $11,622
10/31/97            $11,675              $11,788
11/30/97            $11,708              $11,843
12/31/97            $11,844              $11,964

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

                    U.S. BOND FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                             FACE
                                                            AMOUNT      VALUE
                                                          ---------- -----------
Bonds -- 91.65%
U.S. CORPORATE BONDS -- 38.81%
Aetna Services, Inc. 6.970%, due 08/15/36...............  $  235,000 $   246,223
Aid-Israel, Series 10 Z
 0.000%, due 02/15/03...................................     805,000     597,704
Aid-Jordan 8.750%, due 09/01/19.........................     517,177     633,702
Bellsouth Savings & Employee ESOP
 9.125%, due 07/01/03...................................      88,948      92,331
Capital One Bank 6.830%, due 05/17/99...................     359,000     361,489
Chase Mortgage Finance Corp. 93-J1
 Class 1A5 6.625%, due 08/25/09.........................      68,131      66,570
Chemical Mortgage Securities, Inc. 93-1 Class A5 7.450%,
 due 02/25/23...........................................     785,000     796,238
Ches Pot Tel MD 8.000%, due 10/15/29....................      87,000     103,628
Chrysler Financial Corp.
 7.400%, due 08/01/2097.................................     223,000     237,919
Citicorp Mortgage Securities, Inc. 94-9
 Class A8, 5.750%, due 06/25/09.........................      91,612      82,865
Comcast Cable Communications 144A
 8.500%, due 05/01/27...................................     300,000     353,864
Con Edison 6.450%, due 12/01/07.........................     300,000     299,435
Countrywide Funding Corp. FRN
 6.360%, due 12/01/03...................................     250,000     248,125
CS First Boston Mortgage Securities Corp.
 97-C1 7.150%, due 08/20/06.............................     245,000     254,905
Dayton Hudson Credit Card Master Trust
 95-1A, 6.100%, due 02/25/02............................     218,000     218,190
First Bank Corporate Card Master Trust
 97-1A 6.400%, due 02/15/03.............................     155,000     156,259
GE Capital Mtg. Services, Inc.
 94-7 Class A12, 6.000%, due 02/25/09...................     178,678     173,916
 97-HE4 A7 6.735%, due 12/25/28.........................     410,000     414,981
General Motors Acceptance Corp..........................
 6.375%, due 12/01/01...................................     400,000     401,755
 9.625%, due 12/15/01...................................     294,000     328,475
Green Tree Financial Corp.
 8.300%, due 11/15/19...................................     320,000     356,508
Hanson Overseas BV
 6.750%, due 09/15/05...................................     100,000     102,209
Interamer Development Bank
 6.800%, due 10/15/25...................................     100,000     105,772
Lehman Brothers Holdings
 7.250%, due 04/15/03...................................     225,000     232,285
Lockheed Martin Corp.
 7.700%, due 06/15/08...................................     282,000     306,310
MBNA Global Capital Securities FRN
 6.550%, due 02/01/27...................................      90,000      82,668
News America Holdings
 7.750%, due 12/01/45...................................     358,000     372,717
PNC Mortgage Securities Corp.
 94-3A8 7.500%, due 07/25/24............................     215,000     222,087

                                                             FACE
                                                            AMOUNT      VALUE
                                                          ---------- -----------
Premier Auto Trust
 96-3A 6.500%, due 03/06/00.............................. $  190,000 $   190,682
 96-4A, Class A4, 6.400%, due 10/06/01...................    350,000     351,939
Prudential Home Mortgage Securities
 93-43A9 6.750%, due 10/25/23............................    293,910     289,816
 94-3A10 6.500%, due 02/25/24............................    170,000     163,319
Salomon, Inc. 6.750%, due 02/15/03.......................    300,000     304,259
Thrift Financial Corp.
 11.250%, due 01/01/16...................................     48,499      52,306
Time Warner, Inc. 7.570%, due 02/01/24...................     90,000      94,338
Time Warner Entertainment, Inc.
 8.375%, due 03/15/23....................................     94,000     107,236
UCFC Home Equity Loan 97-C, Class A8,
 6.325%, FRN, due 09/15/27...............................    185,745     185,591
USA Waste Services
 6.500%, due 12/15/02....................................    400,000     398,995
USX Corp. 8.125%, due 07/15/23...........................    400,000     450,885
                                                                     -----------
                                                                      10,438,496
                                                                     -----------
INTERNATIONAL DOLLAR BONDS -- 8.72%
Banco Santiago S.A.
 7.000%, due 07/18/07....................................    380,000     381,032
Bayerische Landesbank
 6.850%, due 07/19/01....................................    188,000     192,990
Den Danske Bank 144A
 7.400%, due 06/15/10....................................    445,000     464,297
Empressa Nacional Electric
 7.875%, due 02/01/27....................................    394,000     417,179
Province of Quebec
 7.500%, due 07/15/23....................................    200,000     215,648
Repsol International Finance
 7.000%, due 08/01/05....................................    200,000     210,030
Republic of South Africa
 9.625%, due 12/15/99....................................     71,000      73,485
Royal Bank of Scotland
 7.375%, Resettable Perpetual Preferred..................     80,000      83,056
Skandinaviska Enskilda Banken 144A
 6.625%, Resettable Perpetual Preferred..................    305,000     306,220
                                                                     -----------
                                                                       2,343,937
                                                                     -----------
U.S. GOVERNMENT AGENCIES -- 23.90%
Federal Home Loan Mortgage Corp.
 7.000%, due 10/15/13....................................    492,125     502,589
 7.500%, due 01/15/23....................................    139,328     146,306
 7.000%, due 01/15/25....................................    235,000     233,989
 7.238%, due 05/01/26....................................     38,252      39,615
Federal Home Loan Mortgage Corp.
 Gold 6.000%, due 06/01/03...............................     98,672      97,531
 8.000%, due 11/01/22....................................    190,982     197,607
 9.000%, due 03/01/24....................................    148,338     160,200
 9.500%, due 04/01/25....................................     43,073      46,007

--------------------------------------------------------------------------------
34

                    U.S. BOND FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                             FACE
                                                            AMOUNT      VALUE
                                                          ---------- -----------
Federal Home Loan Mortgage Corp. Strip
 0.000%, due 04/15/27 principal only..................... $  300,000 $   195,734
Federal National Mortgage Association
 6.959%, due 08/01/07....................................    488,562     509,325
 6.500%, due 05/25/08....................................    115,558     115,337
 8.000%, due 12/18/11....................................    100,000     107,497
 8.000%, due 05/25/21....................................    260,000     271,993
 9.000%, due 08/01/21....................................     28,894      31,040
 8.500%, due 07/01/22....................................     22,285      23,606
 9.500%, due 08/01/22....................................    134,383     143,874
 8.500%, due 12/01/25....................................    298,255     311,397
 6.500%, due 02/01/26....................................    118,416     116,862
 6.500%, due 04/01/26....................................    402,445     397,163
 6.500%, due 12/01/26 TBA................................    200,000     197,375
 6.175%, due 10/01/27....................................    511,877     511,212
 6.500%, due 12/01/27....................................    792,000     781,605
Federal National Mortgage Association Strips
 7.500%, due 05/01/23 interest only......................    175,961      44,798
 0.000%, due 04/01/27 principal only.....................    608,062     461,763
Government National Mortgage Association
 10.000%, due 09/15/00...................................      2,663       2,835
 10.000%, due 05/15/01...................................      5,200       5,537
 9.000%, due 11/15/04....................................     15,025      15,790
 9.000%, due 12/15/17....................................     56,428      61,654
 8.000%, due 08/15/22....................................     78,467      81,361
 7.500%, due 12/15/22....................................    362,696     373,008
 7.500%, due 06/15/25....................................    118,808     121,791
 7.000%, due 07/15/25....................................    118,543     119,542
                                                                     -----------
                                                                       6,425,943
                                                                     -----------
U.S. GOVERNMENT OBLIGATIONS -- 20.22%
U.S. Treasury Notes and Bonds
 6.625%, due 07/31/01....................................    270,000     277,678
 7.000%, due 07/15/06....................................    250,000     269,922
 8.125%, due 05/15/21....................................    325,000     409,500
 6.000%, due 02/15/26....................................    380,000     379,525
 5.500%, due 11/15/98....................................    153,000     152,761
 6.000%, due 06/30/99....................................  3,830,000   3,849,150
 5.875%, due 08/31/99....................................    100,000     100,313
                                                                     -----------
                                                                       5,438,849
                                                                     -----------
Total U.S. Bonds (Cost $24,121,505)......................             24,647,225
                                                                     -----------

                                                            FACE
                                                           AMOUNT      VALUE
                                                         ---------- -----------
Short-Term Investments -- 6.07%
COMMERCIAL PAPER -- 6.07%
Case Credit Corp. 6.110%, due 01/20/98.................. $  300,000 $   299,033
GTE Corp. 6.020%, due 03/02/98..........................    500,000     494,983
Safeway, Inc. 5.920%, due 01/22/98......................    183,000     182,368
Vastar Resources, Inc.
 7.100%, due 01/02/98...................................    657,000     656,871
                                                                    -----------
Total Short-Term Investments
 (Cost $1,633,255)......................................              1,633,255
                                                                    -----------
Total Investments
 (Cost $25,754,760) -- 97.72% (a).......................             26,280,480
                                                                    -----------
Cash and other assets, less liabilities -- 2.28%........                613,309
                                                                    -----------
Net Assets -- 100%......................................            $26,893,789
                                                                    ===========

(a) Aggregate cost for federal income tax purposes was $25,754,760; and net unrealized appreciation consisted of:

      Gross unrealized ap-
       preciation........... $563,738
      Gross unrealized de-
       preciation...........  (38,018)
                             --------
        Net unrealized ap-
       preciation........... $525,720
                             ========

FRN: Floating rate note -- The rate disclosed is that in effect at December 31, 1997.

TBA: Security is subject to delayed delivery.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1997, the value of these securities amounted to $1,124,381, or 4.18% of net assets.

Resettable Perpetual Preferred: A bond with either no maturity date or a maturity date that is so far in the future that the bond will pay interest indefinitely. The issuer generally retains the right to call such a bond.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. BOND FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997 (UNAUDITED)

ASSETS:
 Investments, at value (Cost $25,754,760) (Note 1)................ $26,280,480
 Cash.............................................................      65,136
 Receivables:
  Investment securities sold......................................     908,528
  Interest........................................................     250,274
 Other assets.....................................................      29,443
                                                                   -----------
    TOTAL ASSETS..................................................  27,533,861
                                                                   -----------
LIABILITIES:
 Payables:
  Investment securities purchased.................................     590,827
  Investment advisory fees (Note 2)...............................       5,020
  Accrued expenses................................................      44,225
                                                                   -----------
    TOTAL LIABILITIES.............................................     640,072
                                                                   -----------
NET ASSETS........................................................ $26,893,789
                                                                   ===========
NET ASSETS CONSIST OF:
 Paid in capital (Note 6)......................................... $26,262,620
 Accumulated undistributed net investment income..................     (13,078)
 Accumulated net realized gain....................................     118,527
 Net unrealized appreciation......................................     525,720
                                                                   -----------
    NET ASSETS.................................................... $26,893,789
                                                                   ===========
OFFERING PRICE PER SHARE:
 Brinson Class I:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $24,948,207 and 2,409,486 shares issued
   and outstanding) (Note 6)...................................... $     10.35
                                                                   ===========
 Brinson Class N:
  Net asset value, offering price and redemption price per share
   (Based on net assets of
   $1,067 and 103 shares issued and outstanding) (Note 6)......... $     10.36
                                                                   ===========
 SwissKey Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of
   $1,944,515 and 188,228 shares issued and outstanding) (Note 6). $     10.33
                                                                   ===========


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
36

                    U.S. BOND FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)

INVESTMENT INCOME:
 Interest........................................................... $  844,224
                                                                     ----------
    TOTAL INCOME....................................................    844,224
                                                                     ----------
EXPENSES:
 Advisory (Note 2)..................................................     65,526
 Professional.......................................................     18,768
 Registration.......................................................     10,791
 Distribution (Note 5)..............................................      4,144
 Other..............................................................     19,950
                                                                     ----------
    TOTAL EXPENSES..................................................    119,179
    Expenses deferred by Advisor (Note 2)...........................    (36,523)
                                                                     ----------
    NET EXPENSES....................................................     82,656
                                                                     ----------
    NET INVESTMENT INCOME ..........................................    761,568
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN:
 Net realized gain on investments...................................    548,792
 Change in net unrealized appreciation or depreciation..............    328,468
                                                                     ----------
 Net realized and unrealized gain...................................    877,260
                                                                     ----------
 Net increase in net assets resulting from operations............... $1,638,828
                                                                     ==========


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. BOND FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       YEAR
                                                 SIX MONTHS ENDED     ENDED
                                                 DECEMBER 31, 1997  JUNE 30,
                                                    (UNAUDITED)       1997
OPERATIONS:                                      ----------------- -----------
 Net investment income..........................    $   761,568    $   836,232
 Net realized gain (loss).......................        548,792        (36,166)
 Change in net unrealized appreciation or depre-
  ciation.......................................        328,468        343,515
                                                    -----------    -----------
 Net increase in net assets resulting from oper-
  ations........................................      1,638,828      1,143,581
                                                    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income:
  Brinson Class I...............................       (976,512)      (598,393)
  Brinson Class N...............................            (39)           --
  SwissKey Class................................        (69,936)       (31,712)
 Distributions from and in excess of net real-
  ized gain:
  Brinson Class I...............................       (335,742)          (675)
  Brinson Class N...............................            (14)           --
  SwissKey Class................................        (25,812)           (39)
                                                    -----------    -----------
 Total distributions to shareholders............     (1,408,055)      (630,819)
                                                    -----------    -----------
CAPITAL SHARE TRANSACTIONS:
 Shares sold....................................      4,679,580     16,583,813
 Shares issued on reinvestment of distributions.        641,561        461,917
 Shares redeemed................................     (2,478,830)    (3,420,321)
                                                    -----------    -----------
 Net increase in net assets resulting from capi-
  tal share transactions (Note 6)...............      2,842,311     13,625,409
                                                    -----------    -----------
    TOTAL INCREASE IN NET ASSETS................      3,073,084     14,138,171
                                                    -----------    -----------
NET ASSETS:
 Beginning of period............................     23,820,705      9,682,534
                                                    -----------    -----------
 End of period (including accumulated undistrib-
  uted net investment
  income of $(13,078) and $271,841, respective-
  ly)...........................................    $26,893,789    $23,820,705
                                                    ===========    ===========


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
38

                    U.S. BOND FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                SIX MONTHS ENDED                AUGUST 31, 1995*
                                DECEMBER 31, 1997  YEAR ENDED       THROUGH
BRINSON CLASS I                    (UNAUDITED)    JUNE 30, 1997  JUNE 30, 1996
--------------------------------------------------------------------------------
Net asset value, beginning of
 period.......................       $ 10.24         $  9.93         $10.00
                                     -------         -------         ------
 Income from investment opera-
  tions:
  Net investment income.......          0.30            0.51**         0.50
  Net realized and unrealized
   gain (loss)................          0.37            0.32          (0.14)
                                     -------         -------         ------
    Total income from invest-
     ment operations..........          0.67            0.83           0.36
                                     -------         -------         ------
 Less distributions:
  Distributions from net in-
   vestment income............         (0.42)          (0.52)         (0.40)
  Distributions from and in
   excess of net realized
   gain.......................         (0.14)            --           (0.03)
                                     -------         -------         ------
    Total distributions.......         (0.56)          (0.52)         (0.43)
                                     -------         -------         ------
Net asset value, end of peri-
 od...........................       $ 10.35         $ 10.24         $ 9.93
                                     =======         =======         ======
Total return (non-annualized).          6.58%           8.45%          3.60%
Ratios/Supplemental data
 Net assets, end of period (in
  000s).......................       $24,948         $22,421         $9,047
 Ratio of expenses to average
  net assets:
  Before expense reimburse-
   ment.......................          0.88%***        1.65%          3.63%***
  After expense reimbursement.          0.60%***        0.60%          0.60%***
 Ratio of net investment in-
  come to average net assets:
  Before expense reimburse-
   ment.......................          5.56%***        5.14%          3.00%***
  After expense reimbursement.          5.84%***        6.19%          6.03%***
 Portfolio turnover rate......           132%            410%           363%

*Commencement of investment operations
**The net investment income per share data was determined by using average shares outstanding throughout the period.
***Annualized


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. BOND FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                               SIX MONTHS ENDED*
                                                               DECEMBER 31, 1997
BRINSON CLASS N                                                   (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value, beginning of period..........................      $10.24
                                                                    ------
 Income from investment operations:
  Net investment income.......................................        0.30
  Net realized and unrealized gain............................        0.36
                                                                    ------
    Total income from investment operations...................        0.66
                                                                    ------
 Less distributions:
  Distributions from net investment income....................       (0.40)
  Distributions from net realized gain........................       (0.14)
                                                                    ------
    Total distributions.......................................       (0.54)
                                                                    ------
Net asset value, end of period................................      $10.36
                                                                    ======
Total return (non-annualized).................................        6.52%
Ratios/Supplemental data
 Net assets, end of period (in 000s)..........................      $    1
 Ratio of expenses to average net assets:
  Before expense reimbursement................................        1.15%**
  After expense reimbursement.................................        0.85%**
 Ratio of net investment income to average net assets:
  Before expense reimbursement................................        5.35%**
  After expense reimbursement.................................        5.65%**
 Portfolio turnover rate......................................         132%

  *Commencement of Brinson Class N was June 30, 1997.
 **Annualized


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
40

                    U.S. BOND FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                SIX MONTHS ENDED                AUGUST 31, 1995*
                                DECEMBER 31, 1997  YEAR ENDED   THROUGH JUNE 30,
SWISSKEY CLASS                     (UNAUDITED)    JUNE 30, 1997       1996
--------------------------------------------------------------------------------
Net asset value, beginning of
 period.......................       $10.22          $ 9.92          $10.00
                                     ------          ------          ------
 Income from investment opera-
  tions:
  Net investment income.......         0.24            0.46**          0.46
  Net realized and unrealized
   gain (loss)................         0.40            0.32           (0.13)
                                     ------          ------          ------
    Total income from invest-
     ment operations..........         0.64            0.78            0.33
                                     ------          ------          ------
 Less distributions:
  Distributions from net in-
   vestment income............        (0.39)          (0.48)          (0.38)
  Distributions from and in
   excess of net realized
   gain.......................        (0.14)            --            (0.03)
                                     ------          ------          ------
    Total distributions.......        (0.53)          (0.48)          (0.41)
                                     ------          ------          ------
Net asset value, end of peri-
 od...........................       $10.33          $10.22          $ 9.92
                                     ======          ======          ======
Total return (non-annualized).         6.31%           7.91%           3.24%
Ratios/Supplemental data
 Net assets, end of period (in
  000s).......................       $1,945          $1,399          $  636
 Ratio of expenses to average
  net assets:
  Before expense reimburse-
   ment.......................         1.35%***        2.12%           4.10%***
  After expense reimbursement.         1.07%***        1.07%           1.07%***
 Ratio of net investment in-
  come to average net assets:
  Before expense reimburse-
   ment.......................         5.09%***        4.67%           2.53%***
  After expense reimbursement.         5.37%***        5.72%           5.56%***
 Portfolio turnover rate......          132%            410%            363%

*Commencement of investment operations
**The net investment income per share data was determined by using average shares outstanding throughout the period.
***Annualized


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    THE SWISSKEY FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
1.SIGNIFICANT ACCOUNTING POLICIES
The Brinson Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended, as a series company. The Trust currently offers shares of seven series: Global Fund, Global Equity Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Bond Fund, and Non-U.S. Equity Fund. Effective June 30, 1997, each Fund has three classes of shares outstanding, Brinson Class I, Brinson Class N and SwissKey Class. There are an unlimited number of shares of each class with par value of $0.001 authorized. Each share represents an identical interest in the investments of the Funds and has the same rights. The following is a summary of significant accounting policies consistently followed by the U.S. Balanced
Fund, U.S. Equity Fund and U.S. Bond Fund (each a "Fund," collectively the "Funds") in the preparation of their financial statements.

A.INVESTMENT VALUATION: Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. Securities for which the most recent bid price or market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Equity securities, traded over-the-counter, are valued at the most recent bid price. Debt securities are valued at the most recent bid price by using market quotations or independent services. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B.INVESTMENT TRANSACTIONS: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

C.INVESTMENT INCOME: Interest income, which includes the amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

D.FEDERAL INCOME TAXES: It is the policy of the Funds to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the six months ended December 31, 1997, therefore, no federal income tax provision was required.

E.DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of the Funds to distribute their respective net investment income on a semi-annual basis and net capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Differences in dividends per share between the classes are due to distribution expenses.

F.INCOME AND EXPENSE ALLOCATIONS: All income earned and expenses incurred by the Funds will be borne on a pro rata basis by each of the classes, except that the Brinson Class I will not incur any of the distribution expenses of the Brinson Class N nor the SwissKey Class.

G.USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

--------------------------------------------------------------------------------
42

                    THE SWISSKEY FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

2.INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. As compensation for these services, each Fund pays the Advisor a monthly fee based on the Fund's respective average daily net assets. The Advisor has agreed to waive its fees and reimburse each Fund to the extent that total annualized expenses exceed a specified percentage of each Fund's respective average daily net assets. Investment advisory fees and other transactions with affiliates for the six months ended December 31, 1997, were as follows:

                         ADVISORY BRINSON CLASS I BRINSON CLASS N SWISSKEY CLASS  ADVISORY   FEES
                           FEE      EXPENSE CAP     EXPENSE CAP    EXPENSE CAP      FEES    WAIVED
                         -------- --------------- --------------- -------------- ---------- ------
U.S. Balanced Fund......   0.70%       0.80%           1.05%           1.30%     $1,005,745 $  --
U.S. Equity Fund........   0.70        0.80            1.05            1.32       1,577,328    --
U.S. Bond Fund..........   0.50        0.60            0.85            1.07          65,526 36,523

Certain officers of the Funds are also officers of the Advisor. All officers serve without direct compensation from the Funds. Trustees' fees paid to unaffiliated trustees were $3,864, $3,128 and $2,024 for the U.S. Balanced Fund, U.S. Equity Fund, and U.S. Bond Fund, respectively.

3.INVESTMENT TRANSACTIONS
Investment transactions for the six months ended December 31, 1997, excluding short-term investments, were as follows:

                                                                      PROCEEDS
                                                        PURCHASES    FROM SALES
                                                       ------------ ------------
U.S. Balanced Fund.................................... $253,281,640 $257,927,118
U.S. Equity Fund......................................  225,510,580   82,326,482
U.S. Bond Fund........................................   33,839,825   32,178,604

4.FUTURES CONTRACTS
The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Funds, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

5.DISTRIBUTION PLANS
The Trust has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for Brinson Class N and the SwissKey Class. Each Plan governs payments made for the expenses incurred in the promotion and distribution of the SwissKey Class of shares, and effective June 30, 1997, the Brinson Class N shares. Annual fees under the SwissKey Plan, which include a 0.25% service fee, total 0.50%, 0.52% and 0.47% of the average daily net assets of the SwissKey Class of the U.S. Balanced Fund, U.S. Equity Fund and U.S. Bond Fund, respectively. Annual fees under the Brinson Class N Plan shall not exceed 0.25% of the average daily net assets of the Brinson Class N of the U.S. Balanced Fund, U.S. Equity Fund and U.S. Bond Fund.

--------------------------------------------------------------------------------

                    THE SWISSKEY FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

6.CAPITAL TRANSACTIONS

                                              U.S. BALANCED FUND
                                -----------------------------------------------
                                   SIX MONTHS ENDED
                                   DECEMBER 31, 1997          YEAR ENDED
                                      (UNAUDITED)            JUNE 30, 1997
                                ----------------------- -----------------------
                                  SHARES      VALUE       SHARES      VALUE
                                ---------- ------------ ---------- ------------
Sales:
  Brinson Class I..............  2,281,024 $ 28,309,870  6,578,157 $ 78,728,712
  Brinson Class N..............        --           --          80        1,000
  SwissKey Class...............     25,739      330,584    148,317    1,798,818
                                ---------- ------------ ---------- ------------
    Total Sales................  2,306,763 $ 28,640,454  6,726,554 $ 80,528,530
                                ========== ============ ========== ============
Dividend Reinvestment:
  Brinson Class I..............  2,452,121 $ 28,812,427  1,541,262 $ 18,266,191
  Brinson Class N..............          9          105        --           --
  SwissKey Class...............     11,570      135,252      3,904       46,232
                                ---------- ------------ ---------- ------------
    Total Dividend Reinvest-
     ment......................  2,463,700 $ 28,947,784  1,545,166 $ 18,312,423
                                ========== ============ ========== ============
Redemptions:
  Brinson Class I..............  2,397,723 $ 30,943,131  4,988,208 $ 59,912,281
  Brinson Class N..............        --           --         --           --
  SwissKey Class...............     29,023      371,072     86,625    1,050,388
                                ---------- ------------ ---------- ------------
    Total Redemptions..........  2,426,746 $ 31,314,203  5,074,833 $ 60,962,669
                                ========== ============ ========== ============
                                               U.S. EQUITY FUND
                                -----------------------------------------------
                                   SIX MONTHS ENDED
                                   DECEMBER 31, 1997          YEAR ENDED
                                      (UNAUDITED)            JUNE 30, 1997
                                ----------------------- -----------------------
                                  SHARES      VALUE       SHARES      VALUE
                                ---------- ------------ ---------- ------------
Sales:
  Brinson Class I.............. 10,354,918 $189,157,887 11,551,336 $183,660,431
  Brinson Class N..............        --           --          57        1,000
  SwissKey Class...............    800,195   14,676,583  1,834,556   28,733,451
                                ---------- ------------ ---------- ------------
    Total Sales................ 11,155,113 $203,834,470 13,385,949 $212,394,882
                                ========== ============ ========== ============
Dividend Reinvestment:
  Brinson Class I..............  1,675,362 $ 28,698,745    907,559 $ 13,745,444
  Brinson Class N..............          4           69        --           --
  SwissKey Class...............    107,016    1,827,828     25,905      393,121
                                ---------- ------------ ---------- ------------
    Total Dividend Reinvest-
     ment......................  1,782,382 $ 30,526,642    933,464 $ 14,138,565
                                ========== ============ ========== ============
Redemptions:
  Brinson Class I..............  2,309,278 $ 42,289,711  1,959,184 $ 31,250,336
  Brinson Class N..............        --           --         --           --
  SwissKey Class...............    382,268    7,005,523    237,473    3,720,862
                                ---------- ------------ ---------- ------------
    Total Redemptions..........  2,691,546 $ 49,295,234  2,196,657 $ 34,971,198
                                ========== ============ ========== ============
                                                U.S. BOND FUND
                                -----------------------------------------------
                                   SIX MONTHS ENDED
                                   DECEMBER 31, 1997          YEAR ENDED
                                      (UNAUDITED)            JUNE 30, 1997
                                ----------------------- -----------------------
                                  SHARES      VALUE       SHARES      VALUE
                                ---------- ------------ ---------- ------------
Sales:
  Brinson Class I..............    386,736 $  4,064,958  1,521,821 $ 15,371,166
  Brinson Class N..............        --           --          98        1,000
  SwissKey Class...............     58,318      614,622    119,951    1,211,647
                                ---------- ------------ ---------- ------------
    Total Sales................    445,054 $  4,679,580  1,641,870 $ 16,583,813
                                ========== ============ ========== ============
Dividend Reinvestment:
  Brinson Class I..............     58,336 $    599,697     44,351 $    449,362
  Brinson Class N..............          5           53        --           --
  SwissKey Class...............      4,075       41,811      1,239       12,555
                                ---------- ------------ ---------- ------------
    Total Dividend Reinvest-
     ment......................     62,416 $    641,561     45,590 $    461,917
                                ========== ============ ========== ============
Redemptions:
  Brinson Class I..............    224,864 $  2,363,677    288,064 $  2,929,252
  Brinson Class N..............        --           --         --           --
  SwissKey Class...............     11,114      115,153     48,365      491,069
                                ---------- ------------ ---------- ------------
    Total Redemptions..........    235,978 $  2,478,830    336,429 $  3,420,321
                                ========== ============ ========== ============

Capital stock transactions were as follows:


--------------------------------------------------------------------------------
44

                                DISTRIBUTED BY:
                            FUNDS DISTRIBUTOR, INC.
                                60 STATE STREET
                                BOSTON, MA 02109

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.
--------------------------------------------------------------------------------

[LOGO OF SWISSKEY FUNDS]

10 East 50th Street, New York, New York 10022 . Tel: (800) SWISSKEY . http://www.swisskeyfunds.com

                    [LOGO OF SWISS KEY FUNDS APPEARS HERE]



                         SWISSKEY NON-U.S. EQUITY FUND
                              SEMI-ANNUAL REPORT
                               DECEMBER 31, 1997






                            YOUR KEY TO PERFORMANCE
                         -----------------------------

                             TRUSTEES AND OFFICERS

--------------------------------------------------------------------------------
[LOGO OF SWISS KEY FUNDS APPEARS HERE]



             Trustees

             Walter E. Auch

             Frank K. Reilly, CFA

             Edward M. Roob



             Officers

             Frank K. Reilly, CFA                Debra L. Nichols
             Chairman of the Board               Vice President

             E. Thomas McFarlan                  Carolyn M. Burke, CPA
             President                           Secretary and Treasurer

             Thomas J. Digenan, CFA, CPA         Catherine E. Macrae
             Vice President                      Assistant Secretary






--------------------------------------------------------------------------------

                  THE FUND'S ADVISOR--BRINSON PARTNERS, INC.

--------------------------------------------------------------------------------
[LOGO OF SWISS KEY FUNDS APPEARS]

Brinson Partners is the global institutional asset management division of Swiss Bank Corporation (SBC) and manages assets of over $140 billion. We have $90 billion of discretionary institutional assets with active management mandates and we are the investment manager for SBC Private Banking mutual fund assets which total over $50 billion. In addition, we act as an investment advisor to SBC Private Banking. Our organization manages investment portfolios for corporations, public funds, endowments, foundations, central banks and other investors located throughout the world. We employ over 590 people in offices in Chicago, Basel, Frankfurt, Geneva, Hong Kong, London, Melbourne, New York, Paris, Singapore, Sydney, Tokyo and Zurich.

Brinson Partners, an established U.S.-based leader in the investment field located in Chicago, acts as the headquarters of our worldwide investment management process. Brinson Partners pioneered the movement to the active management of global portfolios in the early 1980s for U.S. clients. Private market and venture capital investing was established in the 1970s and today we represent a major worldwide presence in this asset class.

Investment performance for our clients is maximized within and across major asset classes through a comprehensive understanding of global investment markets and their interrelationships. Portfolio structure is tailored to specific client objectives and focused upon both risk and return considerations in the context of full investment cycles.

Our investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. Our independent team approach allows for rapid responses to market changes, while providing each client with the benefit of our best talent and the flexibility to customize portfolios to meet unique requirements.

--------------------------------------------------------------------------------

              TABLE OF CONTENTS


--------------------------------------------------------------------------------
[LOGO OF SWISS KEY FUNDS APPEARS HERE]

              Shareholder Letter................................  4

              Global Economic and Market Highlights.............  5

              Non-U.S. Equity Fund..............................  6

              Schedule of Investments...........................  9

              Financial Statements.............................. 14

              Financial Highlights.............................. 17

              Notes to Financial Statements..................... 20

--------------------------------------------------------------------------------

SHAREHOLDER LETTER

--------------------------------------------------------------------------------
[LOGO OF SWISS KEY FUNDS APPEARS HERE]

February 20, 1998

Dear Shareholder:

We are very pleased to present the December 31, 1997 Semi-Annual Report for the SwissKey Non-U.S. Equity Fund. Within this Report, we will focus on the current international economic outlook as well as our current strategy and performance update for the Non-U.S. Equity Fund.

Swiss Bank Corporation and Union Bank of Switzerland announced on December 8, 1997 their intention to merge into a single global financial institution. As part of this merger, Brinson Partners and UBS Asset Management will be combined into Brinson. Brinson will be the Institutional Asset Management Division of the new organization with assets under management in excess of $340 billion and will provide investment advisory services for the Private Banking Division with assets over $400 billion. The Consumer & Corporate Banking Division and Brinson combined will manage assets in excess of $940 billion.

We are excited about the formation of Brinson and the additional resources we will bring together to further the tradition of delivering value-added investment performance and the highest level of professional client service.

Since its inception on July 31, 1995, the SwissKey Non-U.S. Equity Fund has produced an annualized total return of 10.55% versus 4.70% for the Morgan Stanley Capital International Non-U.S. Equity (Free) Index benchmark. This return was achieved at an annualized volatility of 10.55%, below the benchmark volatility of 11.94%.

Our international Fund employs the same value-oriented investment philosophy within and across the international spectrum, as do our other Funds. Each Fund uses the resources of our entire worldwide organization. Investment performance for our clients is maximized within and across major asset classes through a comprehensive understanding of global investment markets and their interrelationships. Portfolio structure is tailored to specific objectives and focused upon both risk and return considerations in the context of full investment cycles.

Our investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. Our independent team approach allows for rapid responses to market changes, while providing each client with the benefit of our best talent. The Report that follows highlights the investment characteristics of the SwissKey Non-U.S. Equity Fund.

We very much appreciate your continued trust and the confidence you have placed in the SwissKey Funds.

Sincerely,


/s/ Hanspeter A. Walder         /s/ Raymond Simon
    -------------------         ----------------------
    Hanspeter A. Walder             Raymond Simon
    Executive Director              Executive Director
    Private Banking                 Private Banking

--------------------------------------------------------------------------------
4

GLOBAL ECONOMIC AND MARKET HIGHLIGHTS

--------------------------------------------------------------------------------
[LOGO OF SWISS KEY FUNDS APPEARS HERE]

While financial markets seem to be signaling that the worst of the crisis in Asia has passed, those economies still have substantial problems to overcome before they are recovered. Substantial amounts of foreign currency borrowing will require rescheduling or forgiveness, and excess capacity will need to be worked off. The Japanese, as particularly important lenders to these Asian borrowers, will remain vulnerable.

The adverse impact on the U.S. from the Asian crisis is likely to remain relatively limited. Because non-Japan Asia represents a small portion of U.S. trade, direct effects, such as a drop in real growth due to a collapse in exports, are not expected to be sizable. The economy remains strong, as evidenced by fourth quarter and full-year annualized real GDP growth of 4.3% and 3.8%, respectively.

Continental European economies continue to benefit from weaker currencies although the expansions have not been terribly strong. While output growth is moderate, there has been no discernible improvement in the high unemployment rates. Sterling remains strong on concerns of a weak euro and hikes in short-term rates by the Bank of England.

Non-U.S. Equity Environment
                                                        6 months    1 year    7/31/95*
Major Markets                                            ended      ended        to
Total Return in U.S. Dollar Hedged Terms                12/31/97   12/31/97   12/31/97
-------------------------------------------------------------------------------------------
MSCI Non-US Equity (Free) Index                            -1.40%     16.12%     17.57%
Japan                                                     -18.31      -9.86       4.03
U.K.                                                       12.62      26.17      19.89
Germany                                                    11.51      49.01      30.51
France                                                      6.44      32.75      25.05
Canada                                                      6.26      20.84      21.85
Netherlands                                                 8.11      48.94      41.16
Australia                                                  -2.48       9.85       7.96
-------------------------------------------------------------------------------------------


                                                        6 months    1 year    7/31/95*
Major Currencies                                         ended      ended        to
Percent Change Relative to U.S. Dollars                 12/31/97   12/31/97   12/31/97
-------------------------------------------------------------------------------------------
Yen                                                       -11.99%    -10.73%    -14.90%
Pound                                                      -1.14      -3.85       1.16
Deutschemark                                               -3.08     -14.29     -10.35
Canadian Dollar                                            -3.60      -4.22      -1.72
-------------------------------------------------------------------------------------------
*Inception date of the SwissKey Non-U.S. Equity Fund

All total returns in excess of 1 year are average annualized total returns

================================================================================

NON-U.S. EQUITY FUND


--------------------------------------------------------------------------------
[LOGO OF SWISS KEY FUNDS APPEARS HERE]


The Non-U.S. Equity Fund invests in the common stocks of companies headquartered outside the U.S. We believe that in a non-U.S. investment program the country allocation decision is the most important. Country assessments are jointly developed by the non-U.S. strategy team in our offices worldwide. Currency strategies are separately developed and coordinated with market allocations. Our industry strategies and individual security selections are determined by fundamental research conducted by our analysts worldwide.

Since its inception on July 31, 1995, the SwissKey Non-U.S. Equity Fund has earned an annualized return of 10.55% versus 4.70% for its benchmark, the Morgan Stanley Capital International Non-U.S. Equity (Free) Index. This return was achieved at an annualized volatility of 10.55%, measurably below the benchmark volatility of 11.94%. For the year ended December 31, 1997, the Fund returned 5.02%, while the index returned 2.07%.

Since inception, market allocation and currency management have added solidly to returns, while Japan stock selection has detracted. In 1997, market allocation reduced performance, largely due to underweights of Switzerland and Sweden, strategic cash and overweights of New Zealand and Australia. Although value was added from underweights of Hong Kong, Japan and Malaysia, and from overweights of the Netherlands, Belgium, the U.K. and Finland, these did not completely offset the negatives.

During 1997, there was a clear split between the aggregate performance of the European markets and that of the Pacific region. All European countries earned double-digit returns, several in excess of 50%, building on the prior two years' strong performance. In sharp contrast, Japan and Southeast Asia ended with double-digit losses, New Zealand rose only 3.5% and Australia "merely" rose 9.9%.

The best performing markets in dollar-hedged terms were Switzerland (63.5%) and Denmark (59.5%). In contrast, the worst performer was Malaysia (-52.1%). The Southeast Asian markets reacted to a period of turmoil stemming from a currency, banking and property crisis that placed considerable downward pressure on the region's economy. In addition, Japan's fragile economic recovery has been further imperiled by an unprecedented series of bankruptcies in its financial and industrial sectors. The entry of Korea in the category of "at-risk" countries has dealt yet another blow to Japan's economic revival.

Currency management was the second greatest positive contributor to 1997 performance, primarily due to the strength of the U.S. dollar, where the Fund holds an overweight. With a few exceptions, the current strategy is close to neutral, but the Fund benefited tremendously from its positions earlier in the year, focusing on a sizable U.S. dollar overweight and underweights of the Japanese yen and the core European currencies.

Stock selection over the past year added significantly to value, principally due to excellent Japan stock selection, combined with good results in France and Canada. Positive stock selection in Japan derived from the Fund's exposure to high-quality defensive issues and multinational exporters, and its underweight of banks and financials. A negative contribution came from Germany, due to underweighting specific technology stocks.


================================================================================

Non-U.S. Equity Fund

[LOGO OF SWISS KEY FUNDS APPEARS HERE]

Total Return
                                                     6 months           1 year           7/31/95*
                                                      ended             ended              to
                                                     12/31/97          12/31/97         12/31/97
-------------------------------------------------------------------------------------------------
SwissKey Non-U.S. Equity Fund                         -7.71%             5.02%           10.55%
MSCI Non-U.S. Equity (Free) Index**                   -8.22              2.07             4.70
=================================================================================================

* Inception date of the SwissKey Non-U.S. Equity Fund
**Performance is net of withholding taxes on dividends.
Total return includes reinvestment of all capital gain and income distributions. All total returns in excess of 1 year are average annualized returns

Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the SwissKey Non-U.S. Equity Fund and the MSCI Non-U.S. Equity (Free) Index if you had invested $10,000 on July 31, 1995, and had reinvested all your income dividends and capital gain distributions through December 31, 1997. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

SwissKey Non-U.S. Equity Fund
vs. MSCI Non-U.S. Equity (Free) Index
Wealth Value with Dividends Reinvested

                          [GRAPH CHART APPEARS HERE]

                      Swisskey Non-U.S.      Equity
                         Equity Fund      (Free) Index
   1        7/31/95         10000            10000
   2        8/31/95         10146             9632
   3        9/30/95         10302             9817
   4       10/31/95         10205             9563
   5       11/30/95         10448             9835
   6       12/31/95         10858            10220
   7        1/31/96         11065            10291
   8        2/29/96         11024            10320
   9        3/31/96         11158            10538
  10        4/30/96         11563            10848
  11        5/31/96         11500            10662
  12        6/30/96         11578            10713
  13        7/31/96         11256            10398
  14        8/31/96         11287            10443
  15        9/30/96         11630            10727
  16       10/31/96         11578            10654
  17       11/30/96         12161            11099
  18       12/31/96         12140            10947
  19        1/31/97         12074            10612
  20        2/28/97         12262            10770
  21        3/31/97         12328            10775
  22        4/30/97         12405            10844
  23        5/31/97         13220            11561
  24        6/30/97         13815            12174
  25        7/31/97         14059            12400
  26        8/31/97         13063            11468
  27        9/30/97         13782            12111
  28       10/31/97         12920            11200
  29       11/30/97         12687            11068
  30       12/31/97         12750            11174

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

================================================================================

Non-U.S. Equity Fund

[LOGO OF SWISS KEY FUNDS APPEARS HERE]

Industry Diversification
As a Percent of Net Assets
As of December 31, 1997 (Unaudited)
--------------------------------------------------------

--------------------------------------------------------
NON-U.S. EQUITIES
Airlines......................................     0.35%
Appliances & Household........................     2.19
Autos/Durables................................     3.25
Banking.......................................    11.65
Beverages & Tobacco...........................     2.43
Broadcasting & Publishing.....................     1.90
Building Materials............................     1.41
Business & Public Service.....................     3.66
Chemicals.....................................     2.95
Construction..................................     1.15
Data Processing...............................     0.97
Electric Components...........................     1.32
Electronics...................................     3.72
Energy........................................     7.13
Financial Services............................     1.99
Food & House Products.........................     3.41
Forest Products...............................     1.25
Gold Mining...................................     0.07
Health & Personal Care........................     6.87
Industrial Components.........................     1.75
Insurance.....................................     5.24
Leisure & Tourism.............................     0.76
--------------------------------------------------------

Machinery & Engineering.......................     0.39%
Merchandising.................................     4.68
Metals-Steel..................................     1.35
Miscellaneous Materials.......................     0.75
Miscellaneous Services........................     0.09
Multi-Industry................................     4.73
Non-Ferrous Metals............................     1.69
Real Estate...................................     0.76
Recreation....................................     0.61
Shipping......................................     0.05
Telecommunications............................     7.41
Textiles & Apparel............................     0.16
Transportation................................     1.05
Utilities.....................................     4.55
Wholesale & International Trade...............     0.48
                                                  -----
     Total Non-U.S. Equities..................    94.17
                                                  -----
SHORT-TERM INVESTMENTS........................     5.49
                                                  -----
     TOTAL INVESTMENTS........................    99.66

CASH AND OTHER ASSETS,
 LESS LIABILITIES.............................     0.34
                                                  -----
    NET ASSETS................................    00.00%
                                                  =====
--------------------------------------------------------

Market and Currency Strategy

As of December 31, 1997 (Unaudited)

                         Portfolio
                  ----------------------
                   Market       Currency
                  Strategy      Strategy       Index
-----------------------------------------------------
U.S. Dollar         0.0%           7.3%          0.0%
Japan              18.0           20.0          24.0
Australia           5.1            2.6           2.6
Belgium             3.6            1.2           1.2
Canada              3.2            4.9           4.9
Finland             0.8            0.7           0.7
France              7.1            7.6           7.6
Germany             8.6            9.4           9.4
Hong Kong           1.0            0.0           2.7
Italy               4.4            3.8           3.8
Malaysia            1.5            0.8           0.8
Netherlands         4.5            5.4           5.4
New Zealand         3.6            3.6           0.3
Spain               2.5            2.5           2.5
Sweden              1.8            2.5           2.5
Switzerland         5.1            7.4           7.4
U.K.               22.6           16.5          20.5
Cash Reserves       5.0            0.0           0.0
Other Markets       1.6            3.8           3.7
-----------------------------------------------------
                  100.0%         100.0%        100.0%

Top Ten Non-U.S. Equity Holdings

As of December 31, 1997 (Unaudited)

                                             Percent of
                                             Net Assets
-------------------------------------------------------
1.  Glaxo Wellcome PLC                         1.47%
2.  Royal Dutch Petroleum Co.                  1.35
3.  Novartis AG (Reg.)                         1.34
4.  Telecom Corp. of New Zealand Ltd           1.26
5.  B.A.T. Industries PLC                      1.09
6.  Lloyds TSB Group PLC                       1.09
7.  Allianz AG Holding                         1.03
8.  British Petroleum Co. PLC                  0.95
9.  Matsushita Electric Industrial Co.         0.92
10. Roche Holding AG (Gen.)                    0.91
========================================================

                    NON-U.S. EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                            SHARES     VALUE
                                                            ------- -----------
Non-U.S. Equities -- 94.17%
AUSTRALIA -- 4.68%
Amcor Ltd..................................................  89,300 $   392,769
Boral Ltd.................................................. 226,000     571,377
Brambles Industries Ltd....................................  47,700     946,429
Broken Hill Proprietary Co., Ltd........................... 295,670   2,745,392
Coca-Cola Amatil Ltd.......................................  51,100     381,782
CSR Ltd.................................................... 162,000     548,909
David Jones Ltd............................................ 565,600     637,584
Lend Lease Corp., Ltd......................................  38,778     758,034
Mayne Nickless Ltd.........................................  74,800     395,280
M.I.M. Holdings Ltd........................................ 322,943     197,804
National Australia Bank Ltd................................ 205,848   2,874,425
News Corp. Ltd............................................. 427,659   2,360,278
News Corp. Ltd., Preferred................................. 108,182     535,313
Pacific Dunlop Ltd......................................... 271,600     575,169
Qantas Airways Ltd......................................... 265,310     469,532
Rio Tinto Ltd.............................................. 103,810   1,211,008
Santos Ltd.................................................  60,300     248,323
Telstra Corp., Ltd. (b).................................... 102,000     215,341
Westpac Banking Corp., Ltd................................. 355,351   2,272,868
WMC Ltd.................................................... 179,500     625,749
Woolworth's Ltd............................................ 114,300     382,073
                                                                    -----------
                                                                     19,345,439
                                                                    -----------
BELGIUM -- 3.32%...........................................
Delhaize-Le Lion S.A.......................................  21,770   1,104,629
Electrabel S.A.............................................  10,905   2,522,357
Fortis AG..................................................     723          98
Fortis AG Strip (b)........................................   9,603   2,003,487
Generale de Banque S.A.....................................   2,430   1,057,563
Groupe Bruxelles Lambert S.A...............................   5,690     823,146
Kredietbank NV.............................................   2,780   1,166,743
Kredietbank VVPR...........................................      76      31,896
Petrofina S.A..............................................   4,550   1,679,341
Societe Generale de Belgique...............................   7,238     662,244
Solvay S.A., Class A.......................................  16,210   1,019,387
Tractebel..................................................  12,650   1,102,791
Tractebel Warrants "99" (b)................................   1,350       3,461
Union Miniere Group S.A. (b)...............................   7,750     537,570
                                                                    -----------
                                                                     13,714,713
                                                                    -----------
CANADA -- 3.18%
Agrium, Inc................................................  32,300     392,719
Alcan Aluminum Ltd.........................................  24,500     674,516
Bank of Montreal...........................................  18,700     827,786
Barrick Gold Corp..........................................  15,000     279,331
Canadian National Railway Co...............................  17,000     799,455
Canadian Pacific Ltd.......................................  56,194   1,511,752
Hudson's Bay Co............................................  20,100     447,338
Imasco, Ltd................................................   8,900     314,059
Imperial Oil Ltd...........................................  20,200   1,298,582
Magna International Inc., Class A..........................   6,200     388,177
Moore Corp., Ltd...........................................  20,900     313,989
Newbridge Networks Corp. (b)...............................   7,700     269,293
Noranda, Inc...............................................  25,300     434,896
Northern Telecom Ltd.......................................   4,600     408,700
NOVA Corp..................................................  68,800     653,819
Potash Corporation of Saskatchewan, Inc....................   7,500     623,908

                                                            SHARES     VALUE
                                                            ------- -----------
Royal Bank of Canada.......................................  21,900 $ 1,156,900
Seagram Co., Ltd...........................................  14,400     465,376
TELUS Corporation..........................................  33,800     748,697
TransCanada Pipelines Ltd..................................  33,400     744,504
Westcoast Energy, Inc......................................  16,800     387,394
                                                                    -----------
                                                                     13,141,191
                                                                    -----------
FINLAND -- 0.66%
Cultor Oyj.................................................   3,500     190,242
Merita Ltd., Class A.......................................  54,410     297,743
Metsa Serla Oyj, Class B...................................  17,090     133,376
Nokia Oyj, Class A, Preferred..............................  17,680   1,256,433
Outokumpu Oyj, Class A.....................................  14,920     182,195
Pohjola Insurance Group, Class B...........................     790      29,304
Sampo Insurance Co., Ltd., Class A.........................   5,160     170,557
The Rauma Group............................................     693      10,817
UPM-Kymmene Corp...........................................  22,930     458,962
                                                                    -----------
                                                                      2,729,629
                                                                    -----------
FRANCE -- 5.57%
Accor S.A..................................................   4,165     774,707
Alcatel Alsthom............................................   7,305     928,910
AXA-UAP....................................................  15,502   1,200,014
AXA-UAP Rights (b).........................................   9,902       9,711
Banque Nationale de Paris..................................  15,110     803,472
Cie Bancaire S.A...........................................   1,162     188,323
Cie de Saint Gobain........................................   9,043   1,285,200
Cie Financiere de Paribas..................................   7,800     678,092
Cie Generale des Eaux......................................   9,734   1,359,136
Cie Generale des Eaux Warrants "01" (b)....................  13,864       9,425
Dexia France...............................................   6,640     769,295
Elf Aquitaine S.A..........................................  12,714   1,479,355
France Telecom S.A. (b)....................................  32,500   1,179,313
Groupe Danone..............................................   3,220     575,382
Lafarge S.A................................................   7,690     504,784
Lagardere S.C.A............................................  21,860     723,095
Lyonnaise des Eaux S.A.....................................  10,843   1,200,338
Michelin, Class B..........................................  17,293     870,974
Pechiney S.A., Class A.....................................  19,385     765,604
Peugeot S.A................................................   9,260   1,168,275
Pinault-Printemps-Redoute S.A..............................   1,750     934,051
Rhone-Poulenc, Class A.....................................  27,230   1,220,281
SEITA......................................................  24,930     895,093
Societe Generale...........................................   8,713   1,187,610
Thomson CSF................................................  24,290     765,926
Total S.A., Class B........................................  11,725   1,276,575
Usinor Sacilor.............................................  18,180     262,607
                                                                    -----------
                                                                     23,015,548
                                                                    -----------
GERMANY -- 9.77%
Allianz AG Holding.........................................  16,480   4,252,667
BASF AG....................................................  23,140     826,199
Bayer AG...................................................  59,750   2,218,071
Bayerische Motoren Werke AG................................   1,990   1,488,544
Commerzbank AG.............................................  49,330   1,920,416
Continental AG.............................................  42,200     950,503
Daimler-Benz AG............................................  22,870   1,615,311
Deutsche Bank AG...........................................  47,967   3,355,903
Deutsche Telekom AG........................................ 152,360   2,821,638
Henkel KGaA-Vorzug AG, Preferred...........................  17,780   1,112,424
Hochtief AG................................................  13,990     575,752

--------------------------------------------------------------------------------

                    NON-U.S. EQUITY FUND -- SCHEDULE OF INVESTMENTS


December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
                                                          --------- -----------
GERMANY (CONTINUED)
Hoechst AG...............................................    18,960 $   656,920
M.A.N. AG................................................     3,000     866,748
Mannesmann AG............................................     3,447   1,731,072
Metro AG.................................................    33,303   1,181,661
Muenchener Rueckver AG...................................     8,370   3,183,961
Muenchener Rueckver AG Warrants "98" (b).................        12       7,274
Preussag AG..............................................     4,619   1,420,559
RWE AG...................................................    33,800   1,813,970
Schering AG..............................................    19,022   1,835,447
Siemens AG...............................................    36,770   2,218,756
Veba AG..................................................    39,558   2,694,986
Volkswagen AG............................................     2,920   1,632,056
                                                                    -----------
                                                                     40,380,838
                                                                    -----------
HONG KONG -- 0.93%
Cheung Kong Holdings Ltd.................................   104,000     681,164
China Light & Power Co., Ltd.............................    58,500     324,643
Citic Pacific Ltd........................................    54,000     214,648
Hang Seng Bank Ltd.......................................    42,000     405,175
Hong Kong and China Gas Co., Ltd.........................   257,000     497,516
Hong Kong Telecommunications Ltd.........................   237,000     487,856
Hutchison Whampoa Ltd....................................   113,000     708,756
Sun Hung Kai Properties Ltd..............................    54,000     376,331
Swire Pacific Ltd., Class A..............................    31,000     170,033
                                                                    -----------
                                                                      3,866,122
                                                                    -----------
ITALY -- 4.33%
Aeroporti Di Roma Spa (b)................................    13,000     134,923
Assicurazioni Generali...................................    69,350   1,704,283
Banca Commerciale Italiana...............................   194,000     674,811
Credito Italiano Spa.....................................   343,500   1,059,807
Danieli & Co. Savings (Risp).............................   141,100     507,563
Edison Spa...............................................    79,600     481,728
ENI ADR (c)..............................................    20,300   1,158,369
ENI Spa..................................................   292,000   1,656,492
Fiat Spa-Priv Preferred..................................   607,220     927,289
INA-Istituto Nazionale delle Assicurazioni...............   311,100     630,804
Instituto Mobiliare Italiano Spa.........................    92,000   1,092,729
Italgas Spa..............................................   122,000     503,719
La Rinascente Spa........................................    91,300     340,816
La Rinascente Spa RNC....................................   101,740     759,576
La Rinascente Spa Warrants "99" (b)......................     2,800       3,389
Mediobanca Spa...........................................    31,600     248,253
Montedison Spa........................................... 1,120,280   1,006,830
SAI-Savings (Risp).......................................    86,000     379,401
Telecom Italia Mobile Spa................................   210,000     969,797
Telecom Italia Mobile Spa RNC............................   510,000   1,450,921
Telecom Italia Spa.......................................    90,666     579,467
Telecom Italia Spa RNC...................................   368,034   1,623,633
                                                                    -----------
                                                                     17,894,600
                                                                    -----------
JAPAN -- 19.44%
Amada Co., Ltd...........................................   186,000     693,790
Asahi Glass Co., Ltd.....................................    83,000     395,770
Bank of Tokyo-Mitsubishi, Ltd............................   152,000   2,104,211
Canon, Inc...............................................   126,000   2,945,895
Canon Sales Co., Inc.....................................    61,000     699,019
Citizen Watch Co., Ltd...................................   149,000   1,002,692
Dai Nippon Printing Co., Ltd.............................   155,000   2,920,592

                                                            SHARES     VALUE
                                                            ------- -----------
Daiichi Pharmaceutical Co., Ltd............................ 152,000 $ 1,718,439
Daikin Industries Ltd...................................... 180,000     681,100
Daiwa House Industry Co., Ltd..............................  93,000     493,521
Fanuc......................................................  63,700   2,420,135
Fujitsu....................................................  98,000   1,055,182
Hitachi Ltd................................................ 313,000   2,238,723
Honda Motor Co.............................................  54,000   1,989,310
Hoya Corp..................................................  22,000     693,713
Inax....................................................... 132,000     384,757
Ito Yokado Co., Ltd........................................  61,000   3,119,785
Kaneka Corp................................................ 177,000     801,792
Keio Teito Electric Railway................................ 195,000     748,356
Kinki Nippon Railway....................................... 195,000   1,045,299
Kirin Brewery Co., Ltd..................................... 184,000   1,344,357
Kokuyo.....................................................  56,000     969,044
Kuraray Co., Ltd........................................... 198,000   1,644,607
Kyocera Corp...............................................  20,300     924,253
Marui Co., Ltd.............................................  90,000   1,405,114
Matsushita Electric Industrial Co.......................... 258,000   3,789,887
Mitsubishi Paper Mills..................................... 168,000     236,447
NGK Insulators............................................. 284,000   2,533,667
Nintendo Corp., Ltd........................................  15,500   1,525,860
Nippon Denso Co., Ltd......................................  87,000   1,572,390
Nippon Meat Packers, Inc................................... 108,000   1,478,485
Nippon Steel Co............................................ 156,000     231,555
Okumura.................................................... 203,000     483,984
Osaka Gas Co............................................... 312,000     715,062
Sankyo Co., Ltd............................................ 162,000   3,675,447
Secom Co., Ltd.............................................  40,000   2,565,660
Seino Transportation....................................... 135,000     675,908
Sekisui House Ltd.......................................... 272,000   1,755,109
Shinmaywa Industries Ltd...................................  27,000      66,449
Sony Corp..................................................  33,500   2,988,656
Sumitomo Bank.............................................. 183,000   2,097,058
Sumitomo Chemical Co....................................... 222,000     512,209
Sumitomo Electric Industries............................... 137,000   1,875,485
Takeda Chemical Industries................................. 103,000   2,946,818
TDK Corp...................................................  28,000   2,118,977
Tokio Marine & Fire Insurance Co........................... 162,000   1,843,953
Tokyo Electric Power.......................................  41,000     750,471
Tokyo Steel Mfg............................................  67,000     227,241
Tonen Corp................................................. 120,000     649,721
Toray Industries, Inc...................................... 581,000   2,613,997
Toshiba Corp............................................... 424,000   1,770,675
Toyo Suisan Kaisha.........................................  86,000     597,916
Toyota Motor Corp.......................................... 100,000   2,876,370
Yamazaki Baking Co., Ltd...................................  80,000     781,388
                                                                    -----------
                                                                     80,396,301
                                                                    -----------
MALAYSIA -- 1.54%
Hume Industries (Malaysia) Bhd............................. 151,000     158,274
Kuala Lumpur Kepong Bhd.................................... 337,000     722,916
Land & General Holdings Bhd................................ 324,500      60,023
Malayan Banking Bhd........................................ 136,000     394,811
Malaysia International Shipping Bhd (Frgn.)................ 147,000     215,260
Nestle (Malaysia) Bhd......................................  83,000     383,815
New Straits Times Press Bhd................................ 169,000     209,269
Perusahaan Otomobil Nasional Bhd........................... 102,000      99,576
Petronas Gas Bhd........................................... 139,000     316,031
Public Bank Bhd............................................ 128,400      39,914

--------------------------------------------------------------------------------
10

                    NON-U.S. EQUITY FUND -- SCHEDULE OF INVESTMENTS


December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
                                                          --------- -----------
MALAYSIA (CONTINUED)
Public Bank Bhd (Frgn.)..................................   204,000 $    70,227
Public Bank Bhd Rights (b)...............................    21,400       1,155
Public Bank Bhd Rights (Frgn.) (b).......................    34,000       1,747
Resorts World Bhd........................................   152,000     255,774
Rothmans of Pall Mall Bhd................................    91,000     707,193
Sime Darby Bhd...........................................   475,000     456,390
Telekom Malaysia Bhd.....................................   347,000   1,025,177
Tenaga Nasional Bhd......................................   410,000     874,245
UMW Holdings Bhd.........................................    63,000      47,746
United Engineers Bhd.....................................   122,000     101,549
YTL Corp. Bhd............................................   177,000     238,728
YTL Power International Bhd (b)..........................     4,900       3,764
                                                                    -----------
                                                                      6,383,584
                                                                    -----------
NETHERLANDS -- 4.31%
ABN AMRO Holdings NV.....................................    75,352   1,468,162
Akzo Nobel NV............................................     2,430     419,044
Elsevier NV..............................................    88,210   1,427,163
Heineken NV..............................................     6,310   1,098,717
Hoogovens NV.............................................     7,737     317,143
ING Groep NV.............................................    43,369   1,826,919
KLM Royal Dutch Air Lines NV.............................    11,150     412,494
KPN NV...................................................    43,716   1,824,285
Philips Electronics NV...................................    23,070   1,383,768
Royal Dutch Petroleum Co.................................   101,460   5,570,216
Unilever NV..............................................    33,560   2,069,255
                                                                    -----------
                                                                     17,817,166
                                                                    -----------
NEW ZEALAND -- 3.12%
Brierley Investments Ltd................................. 2,601,500   1,858,150
Carter Holt Harvey Ltd...................................   897,100   1,385,716
Fletcher Challenge Building..............................   297,850     608,824
Fletcher Challenge Energy................................   328,550   1,150,457
Fletcher Challenge Forests Ltd...........................   639,793     531,285
Fletcher Challenge Paper.................................   591,800     773,231
Lion Nathan Ltd..........................................   298,000     667,967
Telecom Corp. of New Zealand Ltd......................... 1,071,500   5,195,536
Telecom Corp. of New Zealand Ltd. ADS (c)................    19,300     747,875
                                                                    -----------
                                                                     12,919,041
                                                                    -----------
SINGAPORE -- 1.88%
City Developments Ltd....................................    97,000     449,021
DBS Land Ltd.............................................   184,000     281,733
Development Bank of Singapore Ltd........................    92,000     786,231
Elec & Eltek International Co., Ltd......................    28,600     130,988
Fraser & Neave Ltd.......................................    38,000     164,629
Hotel Properties Ltd.....................................   323,000     210,861
Keppel Corp., Ltd........................................   106,750     306,629
Keppel Land Ltd..........................................   115,000     158,338
NatSteel Ltd.............................................    82,000     110,956
Oversea-Chinese Banking Corp., Ltd.......................   159,400     927,074
Singapore Airlines Ltd. (Frgn.)..........................   165,000   1,077,151
Singapore Press Holdings Ltd. (Frgn.)....................    47,000     588,546
Singapore Telecommunications, Ltd........................   767,000   1,429,306
United Overseas Bank Ltd. (Frgn.)........................   174,000     965,519
Venture Manufacturing (Singapore) Ltd....................    14,000      39,050
Wing Tai Holdings Ltd....................................   126,000     147,312
                                                                    -----------
                                                                      7,773,344
                                                                    -----------

                                                            SHARES     VALUE
                                                            ------- -----------
SPAIN -- 2.44%
Acerinox S.A...............................................   1,050 $   155,482
Banco Bilbao-Vizcaya, S.A..................................  37,590   1,215,843
Banco Central Hispanoamericano.............................  27,320     664,986
Banco Popular Espanol S.A..................................   9,880     690,342
Banco Santander S.A........................................  29,880     997,830
Empresa National de Electridad S.A.........................  72,480   1,286,304
Fomento Construcctiones y Contratas S.A....................  12,880     490,119
Gas Natural SDG S.A........................................  12,220     633,368
Iberdrola S.A..............................................  67,710     890,687
Mapfre Corp................................................  11,420     302,695
Repsol S.A.................................................  12,710     542,022
Repsol S.A. ADR (c)........................................   7,130     303,471
Tabacalera S.A.............................................   1,600     129,642
Telefonica de Espana.......................................  43,960   1,254,599
Vallehermoso S.A...........................................   9,210     282,185
Viscofan Envolturas Celulosicas S.A........................  10,060     252,457
                                                                    -----------
                                                                     10,092,032
                                                                    -----------
SWEDEN -- 1.69%
ABB AB, A Shares...........................................  30,700     363,698
AssiDoman AB...............................................   2,000      50,664
Astra AB, A Shares.........................................  71,000   1,230,371
Electrolux AB, B Shares....................................   4,800     333,325
Hennes & Mauritz AB, B Shares..............................  16,800     741,058
Nordbanken Holding AB...................................... 163,700     926,339
Securitas AB, B Shares.....................................  12,400     375,066
Skanska AB, B Shares.......................................   9,200     377,410
Svenska Handelsbanken, A Shares............................  14,600     505,092
Swedish Match AB........................................... 136,000     454,213
Telefonaktiebolaget LM Ericsson, B Shares..................  24,700     929,215
Volvo AB, B Shares.........................................  26,200     703,325
                                                                    -----------
                                                                      6,989,776
                                                                    -----------
SWITZERLAND -- 5.03%
ABB AG (Bearer)............................................     373     469,255
CS Holdings AG (Reg.)......................................  12,902   1,999,076
Holderbank Financiere Glarus, B Shares.....................     722     590,034
Nestle S.A. (Reg.).........................................   1,635   2,453,733
Novartis AG (Reg.).........................................   3,407   5,535,849
Roche Holding AG (Gen.)....................................     379   3,768,953
Sairgroup (b)..............................................     408     559,441
Schweizerische Lebensversicherungs-und
 Rentenastalt..............................................     886     696,724
Sulzer AG..................................................     697     442,494
Swiss Reinsurance Co. (Reg.)...............................     917   1,717,568
UBS (Bearer)...............................................     944   1,366,878
Zurich Versicherungs (Reg.)................................   2,527   1,205,808
                                                                    -----------
                                                                     20,805,813
                                                                    -----------
UNITED KINGDOM -- 22.28%
Abbey National PLC......................................... 100,100   1,796,941
Barclays PLC...............................................  47,000   1,251,271
Bass PLC...................................................  60,600     941,780
B.A.T. Industries PLC...................................... 495,200   4,514,040
BG PLC..................................................... 532,675   2,401,530
Billiton PLC (b)........................................... 384,000     985,668
Booker PLC................................................. 222,100   1,169,428
British Energy PLC......................................... 251,000   1,746,985
British Petroleum Co. PLC.................................. 297,069   3,910,410
British Sky Broadcating Group PLC.......................... 136,000   1,020,420

--------------------------------------------------------------------------------

                    NON-U.S. EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                           SHARES     VALUE
                                                           ------- ------------
UNITED KINGDOM (CONTINUED)
British Steel PLC......................................... 307,600 $    660,499
British Telecommunications PLC............................ 454,800    3,580,778
BTR PLC................................................... 238,900      723,284
Cable & Wireless PLC...................................... 101,000      889,099
Cadbury Schweppes PLC..................................... 180,000    1,817,030
Centrica PLC (b).......................................... 414,500      610,411
Charter PLC............................................... 100,518    1,238,799
Coats Viyella PLC......................................... 441,700      661,369
Diageo PLC................................................ 209,300    1,926,834
FKI PLC................................................... 500,425    1,572,705
General Electric Co. PLC.................................. 439,800    2,854,810
Glaxo Wellcome PLC........................................ 256,200    6,070,391
Greenalls Group PLC....................................... 134,000      965,726
Hanson PLC................................................ 184,312      823,756
Hillsdown Holdings PLC.................................... 538,200    1,310,631
House of Fraser PLC....................................... 566,400    1,873,244
HSBC Holdings PLC......................................... 110,300    2,831,230
Inchcape PLC.............................................. 301,300      808,094
Legal & General Group PLC................................. 256,700    2,247,049
Lloyds TSB Group PLC...................................... 348,585    4,513,968
Marks & Spencer PLC....................................... 309,700    3,052,411
Mirror Group PLC.......................................... 535,500    1,718,182
National Westminster Bank PLC............................. 102,400    1,705,122
Northern Foods PLC........................................ 301,900    1,311,421
Peninsular & Oriental Steam Navigation Co................. 191,700    2,184,323
Reckitt & Colman PLC......................................  54,346      853,977
Reuters Holdings PLC...................................... 115,100    1,259,424
Rio Tinto PLC............................................. 112,100    1,381,537
RJB Mining PLC............................................ 303,800      634,843
Royal & Sun Alliance Insurance Group PLC.................. 218,814    2,207,042
Scottish Hydro-Electric PLC............................... 124,400    1,027,541
Sears PLC................................................. 769,400      670,970
Sedgwick Group PLC........................................ 451,500    1,054,924
SmithKline Beecham PLC.................................... 266,600    2,732,897
Smurfit (Jefferson) Group PLC............................. 432,929    1,203,867
Tate & Lyle PLC........................................... 132,000    1,088,145
Tesco PLC................................................. 196,300    1,598,824
Thames Water PLC.......................................... 133,100    1,985,276
The Great Universal Stores PLC............................ 160,000    2,019,251
Unilever PLC.............................................. 116,600      999,566
Vodafone Group PLC........................................ 272,000    1,964,755
Williams PLC.............................................. 316,400    1,759,658
                                                                   ------------
                                                                     92,132,136
                                                                   ------------
Total Non-U.S. Equities
 (Cost $377,962,629)......................................          389,397,273
                                                                   ------------

                                                     FACE
                                                    AMOUNT      VALUE
                                                  ---------- ------------
Short-Term Investments-- 5.49%
COMMERCIAL PAPER -- 5.49%
Case Credit Corp.
 6.110%, due 01/20/98                             $1,500,000 $  1,495,163
 6.030%, due 03/10/98                              1,500,000    1,482,915
 6.020%, due 03/13/98                              1,500,000    1,482,191
GTE Corp.
 6.120%, due 02/20/98                              2,000,000    1,983,000
 6.020%, due 03/02/98                              1,500,000    1,484,950
Marriott Corp.
 6.300%, due 01/16/98                              3,000,000    2,992,125
Nabisco, Inc.
 6.700%, due 01/05/98                              5,000,000    4,996,278
Safeway, Inc.
 6.700%, due 01/02/98                              3,000,000    2,999,441
 5.920%, due 01/22/98                              1,500,000    1,494,820
Vastar Resources, Inc.
 7.100%, due 01/02/98                              2,298,000    2,297,547
                                                             ------------
Total Short-Term Investments
 (Cost $22,708,430)                                            22,708,430
                                                             ------------
Total Investments
 (Cost $400,671,059)--99.66% (a)                              412,105,703
                                                             ------------
Cash and other assets, less liabilities -- 0.34%                1,397,658
                                                             ------------
Net Assets--100%                                             $413,503,361
                                                             ============

               See accompanying notes to schedule of investments.
--------------------------------------------------------------------------------
12

                    NON-U.S. EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $400,671,059; and net unrealized appreciation consisted of:

      Gross unrealized appreciation................................ $54,880,226
      Gross unrealized depreciation................................ (43,445,582)
                                                                    -----------
        Net unrealized appreciation................................ $11,434,644
                                                                    ===========

(b) Non-income producing security

(c) Denominated in U.S. dollars.

FORWARD FOREIGN CURRENCY CONTRACTS (NOTE 4)

The Non-U.S. Equity Fund had the following open forward currency contracts as of December 31, 1997:

                                SETTLEMENT     LOCAL       CURRENT   UNREALIZED
                                   DATE      CURRENCY       VALUE    GAIN/(LOSS)
                                ---------- ------------- ----------- ----------
      FORWARD FOREIGN CURRENCY
      BUY CONTRACTS
      Canadian Dollar.........   2/19/98       9,200,000 $ 6,438,744 $ (245,359)
      Danish Kroner...........   2/19/98      25,200,000   3,689,615     63,716
      Dutch Guilder...........   2/19/98      12,700,000   6,283,614    (75,607)
      French Franc............   2/19/98      47,500,000   7,918,475    179,167
      Hong Kong Dollar........   2/19/98      15,500,000   1,993,151     13,197
      Japanese Yen............   2/19/98   2,952,000,000  22,868,948 (1,659,011)
      Norwegian Krona.........   2/19/98      15,700,000   2,135,842     (7,605)
      Swedish Krona...........   2/19/98      77,500,000   9,780,957     55,406
      Swiss Franc.............   2/19/98      23,000,000  15,859,553    392,169

     FORWARD FOREIGN CURRENCY SALE CONTRACTS
      Australian Dollar.......   2/19/98      12,550,000   8,186,509  1,019,749
      Belgian Franc...........   2/19/98     320,000,000   8,661,289   (173,226)
      British Pound...........   2/19/98      14,900,000  24,457,905   (841,405)
      Dutch Guilder...........   2/19/98       5,900,000   2,919,159    (42,794)
      German Mark.............   2/19/98       4,900,000   2,732,941    (42,851)
      Hong Kong Dollar........   2/19/98      44,500,000   5,722,273    (63,215)
      Italian Lira............   2/19/98   3,550,000,000   2,007,247     30,863
      Japanese Yen............   2/19/98      15,757,627     122,073     10,291
      Malaysian Ringgit.......   2/19/98       9,900,000   2,541,994    978,632
      Singapore Dollar........   2/19/98       6,300,000   3,715,346    439,231
      Swedish Krona...........   2/19/98      54,800,000   6,916,083    159,175
      Swiss Franc.............   2/19/98       6,525,059   4,499,327     30,108
                                                                     ----------
        Total.................                                       $  220,631
                                                                     ==========


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    NON-U.S. EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997 (UNAUDITED)

ASSETS:
 Investments, at value (Cost $400,671,059) (Note 1)............... $412,105,703
 Cash.............................................................      919,098
 Foreign currency, at value (Cost $466,106).......................      462,654
 Receivables:
  Investment securities sold......................................      193,234
  Dividends.......................................................    1,078,507
  Fund shares sold................................................      265,165
  Variation margin (Note 5).......................................        3,702
 Net unrealized appreciation on forward foreign currency con-
  tracts..........................................................      220,631
 Other assets.....................................................       80,990
                                                                   ------------
    TOTAL ASSETS..................................................  415,329,684
                                                                   ------------
LIABILITIES:
 Payables:
  Investment securities purchased.................................      959,539
  Investment advisory fees (Note 2)...............................      273,612
  Variation margin (Note 5).......................................      436,337
  Accrued expenses................................................      156,835
                                                                   ------------
    TOTAL LIABILITIES.............................................    1,826,323
                                                                   ------------
NET ASSETS........................................................ $413,503,361
                                                                   ============
NET ASSETS CONSIST OF:
 Paid in capital (Note 7)......................................... $400,607,722
 Accumulated undistributed net investment income..................       55,030
 Accumulated net realized gain....................................    1,189,903
 Net unrealized appreciation......................................   11,650,706
                                                                   ------------
    NET ASSETS.................................................... $413,503,361
                                                                   ============
OFFERING PRICE PER SHARE:
 Brinson Class I:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $405,396,793 and 37,537,642 shares is-
   sued and outstanding) (Note 7)................................. $      10.80
                                                                   ============
 Brinson Class N:
  Net asset value, offering price and redemption price per share
   (Based on net assets of
   $929 and 86 shares issued and outstanding) (Note 7)............ $      10.80
                                                                   ============
 SwissKey Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $8,105,639 and 756,307 shares issued
   and outstanding) (Note 7)...................................... $      10.72
                                                                   ============

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
14

                    NON-U.S. EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)

INVESTMENT INCOME:
 Dividends (net of $516,253 for foreign taxes withheld).......... $  3,571,336
 Interest........................................................      788,825
                                                                  ------------
    TOTAL INCOME.................................................    4,360,161
                                                                  ------------
EXPENSES:
 Advisory (Note 2)...............................................    1,633,467
 Administrative..................................................      142,058
 Custodian.......................................................      127,605
 Distribution (Note 6)...........................................       34,648
 Other...........................................................      130,129
                                                                  ------------
    TOTAL EXPENSES...............................................    2,067,907
                                                                  ------------
    NET INVESTMENT INCOME .......................................    2,292,254
                                                                  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments....................................................    7,396,068
  Futures contracts..............................................   (1,031,399)
  Foreign currency transactions..................................      821,079
                                                                  ------------
    Net realized gain............................................    7,185,748
                                                                  ------------
 Change in net unrealized appreciation or depreciation on:
  Investments and foreign currency ..............................  (38,295,004)
  Futures contracts .............................................     (107,626)
  Forward contracts..............................................     (637,141)
  Translation of other assets and liabilities denominated in for-
   eign currency.................................................      (37,238)
                                                                  ------------
    Change in net unrealized appreciation or depreciation........  (39,077,009)
                                                                  ------------
Net realized and unrealized loss.................................  (31,891,261)
                                                                  ------------
Net decrease in net assets resulting from operations............. $(29,599,007)
                                                                  ============



                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    NON-U.S. EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                   SIX MONTHS         YEAR
                                                      ENDED          ENDED
                                                DECEMBER 31, 1997   JUNE 30,
                                                   (UNAUDITED)        1997
                                                ----------------- ------------
OPERATIONS:
 Net investment income.........................   $  2,292,254    $  5,529,755
 Net realized gain.............................      7,185,748      24,421,499
 Change in net unrealized appreciation or de-
  preciation ..................................    (39,077,009)     35,391,730
                                                  ------------    ------------
 Net increase (decrease) in net assets result-
  ing from operations..........................    (29,599,007)     65,342,984
                                                  ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income:
  Brinson Class I .............................     (3,973,110)     (4,371,883)
  Brinson Class N..............................             (8)            --
  SwissKey Class...............................        (42,036)        (40,369)
 Distributions from net realized gain:
  Brinson Class I..............................    (25,288,399)    (12,209,010)
  Brinson Class N..............................            (59)            --
  SwissKey Class...............................       (521,640)        (94,152)
                                                  ------------    ------------
 Total distributions to shareholders...........    (29,825,252)    (16,715,414)
                                                  ------------    ------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold...................................    132,897,867     232,045,893
 Shares issued on reinvestment of distribu-
  tions........................................     29,067,629      16,204,754
 Shares redeemed...............................   (117,690,199)    (81,854,223)
                                                  ------------    ------------
 Net increase in net assets resulting from cap-
  ital share transactions (Note 7).............     44,275,297     166,396,424
                                                  ------------    ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS.....    (15,148,962)    215,023,994
                                                  ------------    ------------
NET ASSETS:
 Beginning of year.............................    428,652,323     213,628,329
                                                  ------------    ------------
 End of year (including accumulated undistrib-
  uted net investment income of $55,030 and
  $1,777,930, respectively)....................   $413,503,361    $428,652,323
                                                  ============    ============


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
16

                    NON-U.S. EQUITY FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                          SIX MONTHS ENDED     YEAR ENDED JUNE 30,          AUGUST 31, 1993*
                          DECEMBER 31, 1997 -----------------------------       THROUGH
BRINSON CLASS I              (UNAUDITED)      1997       1996      1995      JUNE 30, 1994
--------------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period.........      $  12.59      $  11.17   $   9.68  $   9.69       $ 10.00
                              --------      --------   --------  --------       -------
 Income from investment
  operations:
  Net investment income.          0.07          0.18       0.18      0.15          0.10
  Net realized and
   unrealized gain
   (loss)...............         (1.00)         1.97       2.05     (0.16)        (0.34)
                              --------      --------   --------  --------       -------
    Total income (loss)
     from investment
     operations.........         (0.93)         2.15       2.23     (0.01)        (0.24)
                              --------      --------   --------  --------       -------
 Less distributions:
  Distributions from net
   investment income....         (0.12)        (0.17)     (0.18)      --          (0.07)
  Distributions from net
   realized gain........         (0.74)        (0.56)     (0.56)      --            --
                              --------      --------   --------  --------       -------
    Total distributions.         (0.86)        (0.73)     (0.74)      --          (0.07)
                              --------      --------   --------  --------       -------
Net asset value, end of
 period.................      $  10.80      $  12.59   $  11.17  $   9.68       $  9.69
                              ========      ========   ========  ========       =======
Total return (non-
 annualized)............         (7.36)%       20.27%     23.64%    (0.10)%       (2.45)%
Ratios/Supplemental data
 Net assets, end of pe-
  riod (in 000s)........      $405,397      $420,855   $212,366  $148,319       $71,544
 Ratio of expenses to
  average net assets:
  Before expense reim-
   bursement............          1.00%**       1.00%      1.20%     1.23%         1.60%**
  After expense reim-
   bursement............           N/A           N/A       1.00%     1.00%         1.00%**
 Ratio of net investment
  income to average net
  assets:
  Before expense reim-
   bursement............          1.14%**       1.83%      1.67%     1.93%         1.28%**
  After expense reim-
   bursement............           N/A           N/A       1.87%     2.16%         1.88%**
 Portfolio turnover
  rate..................            22%           25%        20%       14%           12%
 Average commission rate
  paid per share........      $ 0.0269      $ 0.0245   $ 0.0219       N/A           N/A

 * Commencement of investment operations
** Annualized
N/A = Not applicable


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    NON-U.S. EQUITY FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                               SIX MONTHS ENDED
                                                               DECEMBER 31, 1997
BRINSON CLASS N                                                   (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value, beginning of period..........................      $ 12.59
                                                                    -------
 Income from investment operations:
  Net investment income.......................................         0.06
  Net realized and unrealized loss............................        (1.02)
                                                                    -------
    Total loss from investment operations.....................        (0.96)
                                                                    -------
 Less distributions:
  Distributions from net investment income....................        (0.10)
  Distributions from net realized gain........................        (0.73)
                                                                    -------
    Total distributions.......................................        (0.83)
                                                                    -------
Net asset value, end of period................................      $ 10.80
                                                                    =======
Total return (non-annualized).................................        (7.49)%
Ratios/Supplemental data:
 Net assets, end of period (in 000s)..........................      $     1
 Ratio of expenses to average net assets:
  Before expense reimbursement................................         1.25%*
  After expense reimbursement.................................          N/A
 Ratio of net investment income to average net assets:
  Before expense reimbursement................................         0.89%*
  After expense reimbursement.................................          N/A
 Portfolio turnover rate......................................           22%
 Average commission rate paid per share.......................      $0.0269

Commencement of Brinson Class N was June 30, 1997.
* Annualized
N/A = Not applicable


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
18

                    NON-U.S. EQUITY FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                    SIX MONTHS
                                       ENDED           YEAR      JULY 31, 1995*
                                 DECEMBER 31, 1997     ENDED        THROUGH
SWISSKEY CLASS                      (UNAUDITED)    JUNE 30, 1997 JUNE 30, 1996
-------------------------------------------------------------------------------
Net asset value, beginning of
 period.........................      $ 12.49         $ 11.12       $ 10.26
                                      -------         -------       -------
 Income from investment opera-
  tions:
  Net investment income.........         0.00            0.11          0.12
  Net realized and unrealized
   gain.........................        (0.98)           1.93          1.45
                                      -------         -------       -------
    Total income (loss) from in-
     vestment operations........        (0.98)           2.04          1.57
                                      -------         -------       -------
 Less distributions:
  Distributions from net invest-
   ment income..................        (0.05)          (0.11)        (0.15)
  Distributions from net real-
   ized gain....................        (0.74)          (0.56)        (0.56)
                                      -------         -------       -------
    Total distributions.........        (0.79)          (0.67)        (0.71)
                                      -------         -------       -------
Net asset value, end of period..      $ 10.72         $ 12.49       $ 11.12
                                      =======         =======       =======
Total return (non-annualized)...        (7.71)%         19.32%        15.78%
Ratios/Supplemental data
 Net assets, end of period (in
  000s).........................      $ 8,106         $ 7,797       $ 1,262
 Ratio of expenses to average
  net assets:
  Before expense reimbursement..         1.84%**         1.81%         2.04%**
  After expense reimbursement...          N/A             N/A          1.84%**
 Ratio of net investment income
  to average net assets:
  Before expense reimbursement..         0.29%**         1.02%         0.83%**
  After expense reimbursement...          N/A             N/A          1.03%**
 Portfolio turnover rate........           22%             25%           20%
 Average commission rate paid
  per share.....................      $0.0269         $0.0245       $0.0219

 * Commencement of SwissKey Class
** Annualized
N/A = Not applicable


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    NON-U.S. EQUITY FUND -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
1.SIGNIFICANT ACCOUNTING POLICIES
The Brinson Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended, as a series company. The Trust currently offers shares of seven series: Global Fund, Global Equity Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Bond Fund and Non-U.S. Equity Fund. The Fund has three classes of shares outstanding, Brinson Class I, Brinson Class N, and SwissKey Class. There are an unlimited number of shares of each class with par value of $0.001 authorized. Each share of the Fund represents an identical interest in the investments of the Fund and has the same rights. The following is a summary of significant accounting policies consistently followed by the Non-U.S. Equity Fund (the "Fund") in the preparation of its financial statements.

A.INVESTMENT VALUATION:Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. Securities for which market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B.FOREIGN CURRENCY TRANSLATION:Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using WM/Reuters closing spot rates as of 4:00 p.m. London time. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts and income receipts are translated at the prevailing exchange rate on the date of each transaction. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on investments in the statement of operations.

C.INVESTMENT TRANSACTIONS:Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

D.INVESTMENT INCOME:Interest income, which includes amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as the information becomes available.

E.FEDERAL INCOME TAXES:It is the policy of the Fund to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Fund has met the requirements of the Code applicable to regulated investment companies for the six months ended December 31, 1997, therefore, no federal income tax provision was required.

F.DISTRIBUTIONS TO SHAREHOLDERS:It is the policy of the Fund to distribute its net investment income on a semi-annual basis and net capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing tax treatments for foreign currency transactions. Differences in dividends per share between the classes are due to distribution expenses.

G.INCOME AND EXPENSE ALLOCATION:All income earned and expenses incurred by the Fund will be borne on a pro rata basis by each of the classes, except that the Brinson Class I will not incur any of the distribution expenses of the Brinson Class N nor the SwissKey Class.
--------------------------------------------------------------------------------
20

                    NON-U.S. EQUITY FUND -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

H.USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

2.INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, provides the Fund with investment management services. As compensation for these services, the Fund pays the Advisor a monthly fee based on the Fund's average daily net assets. The Advisor has agreed to waive its fees and reimburse the Fund to the extent total annualized expenses exceed a specified percentage of the Fund's average daily net assets. The expense cap is 1.00%, 1.25% and 1.84% of the average daily net assets of the Brinson Class I, Brinson Class N and SwissKey Class, respectively. Investment advisory fees and other transactions with affiliates for the six months ended December 31, 1997, were as follows:

                                                             ADVISORY  ADVISORY
                                                               FEE       FEES
                                                             -------- ----------
Non-U.S. Equity Fund........................................  0.80%   $1,633,467

Certain officers of the Fund are also officers of the Advisor. All officers serve without direct compensation from the Fund. Trustees fees paid to unaffiliated trustees were $2,944.

3.INVESTMENT TRANSACTIONS
Investment transactions for the six months ended December 31, 1997, excluding short-term investments, were as follows:

                                                                      PROCEEDS
                                                         PURCHASES   FROM SALES
                                                        ------------ -----------
Non-U.S. Equity Fund................................... $107,166,089 $82,459,445

4.FORWARD FOREIGN CURRENCY CONTRACTS
The Fund engages in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. Forward foreign currency contracts are also used to achieve currency allocation strategies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. Fluctuations in the value of forward foreign currency contracts are recorded daily as net unrealized gains or losses. The Fund realizes a gain or loss upon settlement of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts, at and for the six months ended December 31, 1997, was the Fund's custodian.

5.FUTURES CONTRACTS
The Fund may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Fund enters into such contracts to hedge a portion of its portfolio. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.
--------------------------------------------------------------------------------

                    NON-U.S. EQUITY FUND -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

6.DISTRIBUTION PLAN
The Trust has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for Brinson Class N and the SwissKey Class. Each Plan governs payments made for the expenses incurred in the promotion and distribution of the SwissKey Class, and effective June 30, 1997, the Brinson Class N shares. Annual fees under the SwissKey Plan, which include a 0.25% service fee, shall not exceed 0.84% of the average daily net assets of the SwissKey Class. Annual fees under the Brinson Class N Plan shall not exceed 0.25% of daily net assets of the Brinson Class N.

7.CAPITAL TRANSACTIONS
Capital stock transactions were as follows:

                                   SIX MONTHS ENDED
                                   DECEMBER 31, 1997          YEAR ENDED
                                      (UNAUDITED)            JUNE 30, 1997
                                ----------------------- -----------------------
                                  SHARES      VALUE       SHARES      VALUE
                                ---------- ------------ ---------- ------------
Sales:
 Brinson Class I............... 10,958,617 $130,290,326 19,910,853 $225,344,857
 Brinson Class N...............        --           --          79        1,000
 SwissKey Class................    217,732    2,607,541    590,377    6,700,036
                                ---------- ------------ ---------- ------------
    Total Sales................ 11,176,349 $132,897,867 20,501,309 $232,045,893
                                ========== ============ ========== ============
Dividend Reinvestment:
 Brinson Class I...............  2,668,222 $ 28,549,975  1,461,013 $ 16,110,105
 Brinson Class N...............          7           67        --           --
 SwissKey Class................     48,737      517,587      8,477       94,649
                                ---------- ------------ ---------- ------------
    Total Dividend Reinvest-
     ment......................  2,716,966 $ 29,067,629  1,469,490 $ 16,204,754
                                ========== ============ ========== ============
Redemptions:
 Brinson Class I...............  9,525,571 $116,078,085  6,945,571 $ 80,838,515
 Brinson Class N...............        --           --         --           --
 SwissKey Class................    134,550    1,612,114     87,985    1,015,708
                                ---------- ------------ ---------- ------------
    Total Redemptions..........  9,660,121 $117,690,199  7,033,556 $ 81,854,223
                                ========== ============ ========== ============

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22

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                                60 STATE STREET
                                BOSTON, MA 02109

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the
Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other information.
--------------------------------------------------------------------------------

[LOGO OF SWISS KEY FUNDS APPEARS HERE]

10 East 50th Street, New York, New York 10022 . Tel: (800) SWISSKEY . http://www.swisskey funds